    As filed with the Securities and Exchange Commission on September 7, 2011



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 25


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 234


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                      MetLife Investors Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[]     on (Date) pursuant to paragraph (b) of Rule 485.



[x]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS A




                         MAY 1, 2011, AS REVISED AND REPRINTED __________, 2011




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 44 investment choices - a fixed account that offers an interest rate guaranteed by us, and 43 investment portfolios listed below.


The information in this prospectus is not complete and may be changed. We may not sell the contracts as described in this prospectus until the post-effective amendment to the registration statement relating to the contracts filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these contracts and is not soliciting an offer to buy these contracts in any state where the offer or sale is not permitted.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     T. Rowe Price Large Cap Value Portfolio

     (formerly Lord Abbett Growth and Income Portfolio)


     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


* These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio




MET INVESTORS SERIES TRUST - LIS MAX PORTFOLIOS (CLASS B)

     AllianceBernstein Global Dynamic Allocation Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     MetLife Balanced Plus Portfolio*

     Pyramis (Reg. TM) Government Income Portfolio*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2011, as revised __________, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2011, as revised and reprinted __________, 2011

TABLE OF CONTENTS
                                         PAGE

INDEX OF SPECIAL TERMS..................  6
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 17
     Market Timing...................... 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value   18
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
       for Certain Riders............... 19
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 23
     Replacement of Contracts........... 23
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 26
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 31
     Automatic Rebalancing Program...... 31
     Description of the MetLife Asset
       Allocation Program............... 31
     Description of the Met/Franklin
       Templeton Founding Strategy
       Portfolio........................ 32
     Description of the SSgA ETF         32
       Portfolios Voting Rights......... 33
     Substitution of Investment Options  33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Lifetime Income Solution and
       Guaranteed Minimum Income
       Benefit - Rider Charge........... 34
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 35
     Sales Charge....................... 36
     How to Reduce the Sales Charge..... 37
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 38
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 38
     Annuity Date....................... 38
     Annuity Payments................... 38
     Annuity Options.................... 39
     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 41

6. ACCESS TO YOUR MONEY................. 41
     Systematic Withdrawal Program...... 42
     Suspension of Payments or
       Transfers........................ 42
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders.. 43
     Guaranteed Income Benefits......... 43
     Description of LIS Max............. 45
     Description of LIS Plus II......... 51
     Description of LIS Plus I.......... 56
     Description of LIS................. 57
     Guaranteed Withdrawal Benefits..... 58
     Description of the Lifetime
       Withdrawal Guarantee II.......... 59
     Description of the Lifetime
       Withdrawal Guarantee I........... 65
     Description of the Guaranteed
       Withdrawal Benefit I............. 66
8. PERFORMANCE.......................... 68
9. DEATH BENEFIT........................ 69
     Upon Your Death.................... 69
     Standard Death Benefit - Principal
       Protection....................... 69
     Optional Death Benefit - Annual
       Step-Up.......................... 70
     Optional Death Benefit - Enhanced
       Death Benefit II................. 70
     Optional Death Benefit -
       Compounded-Plus.................. 74
     Additional Death Benefit -
       Earnings Preservation Benefit.... 74
     General Death Benefit Provisions... 75
     Spousal Continuation............... 76
     Death of the Annuitant............. 76
     Controlled Payout.................. 76
10. FEDERAL INCOME TAX STATUS........... 76
     Taxation of Non-Qualified
       Contracts........................ 77
     Taxation of Qualified Contracts.... 79
     Puerto Rico Tax Considerations..... 82
     Tax Benefits Related to the Assets
       of the Separate Account.......... 82
     Possible Tax Law Changes........... 82
11. OTHER INFORMATION................... 83
     MetLife Investors.................. 83
     The Separate Account............... 83
     Distributor........................ 83
     Selling Firms...................... 84
     Requests and Elections............. 85
     Ownership.......................... 86
     Legal Proceedings.................. 86
     Financial Statements............... 87

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  87
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Max (LIS
       Max) Examples.................... E-1
APPENDIX F.............................. F-1
     Lifetime Income Solution Examples.. F-1
APPENDIX G.............................. G-1
     Guaranteed Withdrawal Benefit
       Examples......................... G-1
APPENDIX H.............................. H-1
     Death Benefit Examples............. H-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 23
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 60 and 66
Annuitant................................................................ 86
Annuity Date............................................................. 38
Annuity Options.......................................................... 39
Annuity Payments......................................................... 38
Annuity Units............................................................ 39
Beneficiary.............................................................. 86
Benefit Base............................................................. 66
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 70
Fixed Account............................................................ 17
Good Order............................................................... 85
Guaranteed Withdrawal Amount............................................. 67
GWB Withdrawal Rate...................................................... 66
Income Base...................................... 45 and 51 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 86
Non-Qualified Contract................................................... 77
Owner.................................................................... 86
Purchase Payment (including Net Purchase Payment)........................ 18
Qualified Contract....................................................... 77
Remaining Guaranteed Withdrawal Amount................................... 60
Separate Account......................................................... 83
Total Guaranteed Withdrawal Amount....................................... 60

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Lifetime Income Solution ("LIS") rider.



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your purchase payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                     5.75%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $ 25
                                          $0 (First 12 per year)

--------------------------------------------------------------------------------


Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge.")



                                       Sales Charge as
Your Investment                 percentage of purchase payment
----------------------------   -------------------------------
      Less than $50,000        5.75%
      $50,000 - 99,999.99      4.50%
      $100,000 - 249,999.99    3.50%
      $250,000 - 499,999.99    2.50%
      $500,000 - 999,999.99    2.00%
      $1,000,000 or greater    1.00%



Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge (Note 3)        0.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.75%
Death Benefit Rider Charges (Optional)
  (Note 4)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.35%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B).


Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the death benefit base and deducted annually from the account value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES (NOTE 2)
(as a percentage of Income Base) (Note 3)
Lifetime Income Solution Max - maximum    1.50%
  charge

Lifetime Income Solution Max - current    1.00%
  charge
Lifetime Income Solution Plus II -        1.50%
  maximum charge
Lifetime Income Solution Plus II -        1.00%
  current charge
Lifetime Income Solution Plus I -         1.50%
  maximum charge
Lifetime Income Solution Plus I -         1.00%
  current charge
Lifetime Income Solution - maximum        0.50%
  charge
Lifetime Income Solution - current        0.50%
  charge


--------------------------------------------------------------------------------

Note 1. You may only elect one living benefit rider at a time. Certain riders are no longer available for sale. (See "Living Benefits.") Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



Note 2. The LIS Max rider is available in all states except Nevada. The LIS Max rider may also be referred to as the "GMIB Max II" rider. LIS Plus II is only available in Nevada. LIS Plus I is no longer available. LIS is no longer available.


Note 3. On the issue date, the income base is equal to your initial purchase payment. The income base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term income base. The LIS Max, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER
  CHARGE (NOTE 4)
(as a percentage of the Guaranteed
  Withdrawal Amount) (Note 5)

Guaranteed Withdrawal Benefit I          0.25%
LIFETIME WITHDRAWAL GUARANTEE RIDER
  CHARGES (NOTE 6)
(as a percentage of the Total
  Guaranteed Withdrawal Amount) (Note 7)

Lifetime Withdrawal Guarantee II         1.25%
  (Single Life version) - maximum charge
Lifetime Withdrawal Guarantee II         0.65%
  (Single Life version) - current charge
Lifetime Withdrawal Guarantee II (Joint  1.50%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee II (Joint  0.85%
  Life version) - current charge
Lifetime Withdrawal Guarantee I (Single  0.95%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Single  0.50%
  Life version) - current charge
Lifetime Withdrawal Guarantee I (Joint   1.40%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee I (Joint   0.70%
  Life version) - current charge


--------------------------------------------------------------------------------


Note 4. The Guaranteed Withdrawal Benefit I rider is no longer available.



Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 6. The Lifetime Withdrawal Guarantee II and the Lifetime Withdrawal Guarantee I riders are no longer available.


Note 7. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (NOTE 8)
(as a percentage of the Death Benefit Base) (Note 9)
  Enhanced Death Benefit II - maximum      1.50%
  charge

  Enhanced Death Benefit II (issue age     0.60%
  69 or
  younger) - current charge
  Enhanced Death Benefit II (issue age     1.15%
  70-75) -
  current charge



   -----------------------------------------------------------------------------


Note 8. The Enhanced Death Benefit II Rider is no longer available.



Note 9. The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Optional Death Benefit
- Enhanced Death Benefit II" for a definition of the term death benefit base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Investment Portfolio        0.59%       1.45%
  Operating Expenses (expenses that are
deducted from investment portfolio
assets, including management fees,
12b-1/service fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%        0.25%          0.03%      0.00%      0.81%          -          0.81%
 American Funds Global Small               0.71%        0.25%          0.04%      0.00%      1.00%          -          1.00%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%        0.25%          0.02%      0.00%      0.59%          -          0.59%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 BlackRock Large Cap Core Portfolio        0.59%        0.25%          0.05%      0.00%      0.89%       0.00%         0.89%
 Clarion Global Real Estate Portfolio      0.62%        0.25%          0.07%      0.00%      0.94%          -          0.94%
 Dreman Small Cap Value Portfolio          0.79%        0.25%          0.08%      0.00%      1.12%       0.00%         1.12%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.04%      0.00%      0.98%          -          0.98%
 Legg Mason ClearBridge Aggressive         0.64%        0.25%          0.04%      0.00%      0.93%          -          0.93%
  Growth
 Portfolio
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.03%      0.00%      0.78%          -          0.78%
 Lord Abbett Mid Cap Value Portfolio       0.68%        0.25%          0.07%      0.00%      1.00%          -          1.00%
 Met/Franklin Low Duration Total Return    0.51%        0.25%          0.14%      0.00%      0.90%       0.03%         0.87%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.08%      0.00%      1.13%       0.00%         1.13%
 Met/Templeton Growth Portfolio            0.69%        0.25%          0.13%      0.00%      1.07%       0.02%         1.05%
 MFS (Reg. TM) Emerging Markets Equity     0.94%        0.25%          0.18%      0.00%      1.37%          -          1.37%
  Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.09%      0.00%      1.03%       0.03%         1.00%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.66%        0.25%          0.14%      0.00%      1.05%       0.02%         1.03%
 Oppenheimer Capital Appreciation          0.60%        0.25%          0.06%      0.00%      0.91%          -          0.91%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.00%          0.05%      0.00%      0.69%       0.02%         0.67%
 Pioneer Strategic Income Portfolio        0.59%        0.00%          0.08%      0.00%      0.67%          -          0.67%
 T. Rowe Price Large Cap Value             0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
  Portfolio(1)
 Van Kampen Comstock Portfolio             0.60%        0.25%          0.04%      0.00%      0.89%          -          0.89%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.37%        0.25%          0.03%      0.00%      0.65%       0.03%         0.62%
 BlackRock Legacy Large Cap Growth         0.73%        0.00%          0.04%      0.00%      0.77%       0.02%         0.75%
 Portfolio
 BlackRock Money Market Portfolio          0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.17%      0.00%      1.32%       0.05%         1.27%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.20%      0.00%      1.26%          -          1.26%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.54%        0.25%          0.04%      0.00%      0.83%          -          0.83%
 MFS (Reg. TM) Value Portfolio             0.71%        0.25%          0.02%      0.00%      0.98%       0.11%         0.87%
 Oppenheimer Global Equity Portfolio       0.53%        0.25%          0.08%      0.00%      0.86%          -          0.86%

                                                                                                                         NET
                                                                                 ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                   FUND       ANNUAL      EXPENSE      ANNUAL
                                         MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                            FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                        ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio     0.07%        0.25%          0.01%      0.58%      0.91%          -          0.91%
 MetLife Moderate Strategy Portfolio      0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio      0.05%        0.25%          0.01%      0.66%      0.97%          -          0.97%
 MetLife Growth Strategy Portfolio        0.06%        0.25%          0.00%      0.74%      1.05%          -          1.05%
 MetLife Aggressive Strategy Portfolio    0.09%        0.25%          0.02%      0.74%      1.10%       0.01%         1.09%
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding          0.05%        0.25%          0.02%      0.81%      1.13%       0.02%         1.11%
  Strategy
 Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio     0.31%        0.25%          0.02%      0.28%      0.86%          -          0.86%
 SSgA Growth ETF Portfolio                0.33%        0.25%          0.03%      0.27%      0.88%          -          0.88%
 MET INVESTORS SERIES TRUST - LIS MAX
 PORTFOLIOS
 AllianceBernstein Global Dynamic         0.70%        0.25%          0.31%      0.00%      1.26%       0.06%         1.20%
  Allocation
 Portfolio
 AQR Global Risk Balanced Portfolio       0.68%        0.25%          0.22%      0.00%      1.15%       0.05%         1.10%
 BlackRock Global Tactical Strategies     0.77%        0.25%          0.16%      0.27%      1.45%       0.03%         1.42%
  Portfolio
 MetLife Balanced Plus Portfolio          0.29%        0.25%          0.19%      0.43%      1.16%       0.08%         1.08%
 Pyramis (Reg. TM) Government Income      0.52%        0.25%          0.41%      0.00%      1.18%       0.13%         1.05%
  Portfolio




(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the subsidy or deferral. Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.



Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider and the Lifetime Income Solution Max rider (assuming the maximum 1.50% charge applies in all contract years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.





                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$979      (a)$1,819      (a)$2,703      (a)$5,119
    minimum       (b)$898      (b)$1,579      (b)$2,307      (b)$4,364




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Lifetime Income Solution rider or a Guaranteed Withdrawal Benefit rider, regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$788      (a)$1,232      (a)$1,700      (a)$2,984
    minimum       (b)$707       (b)$ 984      (b)$1,282      (b)$2,124




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a purchase payment less the sales charge. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. Termination of your contract may have adverse consequences for any optional living or death benefit riders you may have elected.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.



We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or



o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.

Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first net purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the LIS Max rider, we require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for the LIS Max Rider" until the rider terminates.


If you choose the LIS Plus II rider, or if you chose the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."



If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional net purchase payments, we will allocate them in the same way as your first net purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION RESTRICTIONS FOR THE LIS MAX RIDER


If you elect the LIS Max rider, you may allocate your purchase payments and account value among these four investment portfolios, which are designed specifically for use with the LIS Max rider:


(a) AllianceBernstein Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) MetLife Balanced Plus Portfolio


In addition, you may allocate purchase payments and account value to the Pyramis (Reg. TM) Government Income Portfolio. No other investment portfolios are available with the LIS Max rider.


The AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio, and AQR Global Risk Balanced Portfolio have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the LIS Max rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the LIS Max rider is not selected may offer the potential for higher returns. Before you select the LIS Max rider, you and your financial representative should carefully consider whether the investment options available with the LIS Max rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect the LIS Max rider. However, after your contract has been issued with the LIS Max rider, all of the portfolios listed above are available for purchase payments or account value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections."


You may also allocate purchase payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the investment portfolios listed above. If you elect the LIS Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If the LIS Max rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the LIS Max Rider"), you may no longer allocate subsequent purchase payments or transfer account value to or among the five investment portfolios listed above. You may leave account value in the five investment portfolios listed above, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios listed above, you will not be permitted to transfer it back to any of those five investment portfolios. If the LIS Max rider terminates, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing contracts with the LIS Max rider to make subsequent purchase payments if: (a) the LIS Max rider is no longer available to new customers, or (b) we make certain changes to the terms of the LIS Max rider offered to new customers (for example, if we change the LIS Max rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the LIS Max rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five investment portfolios listed above.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you are a California purchaser aged 60 or older, you may allocate your purchase payments to the BlackRock Money Market Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your account value will automatically be transferred to the LIS Max Portfolios, according to the allocation instructions you have given us. If you do not allocate your purchase payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's account value, which may be less than the purchase payments made to the contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II OR THE EDB II RIDERS


ALLOCATION. If you elect the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------



(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account. (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio.


OR


(B) You must allocate:


o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).



(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B). You may not allocate purchase payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


Platform 2
----------


     American Funds Global Growth Fund

     American Funds Growth Fund

     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     BlackRock Legacy Large Cap Growth Portfolio

     Davis Venture Value Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     Met/Templeton Growth Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Oppenheimer Global Equity Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or account value that you allocated to an investment option before we changed its classification, unless you make a new purchase payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new purchase payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire account value. We will provide you with prior written notice of any changes in classification of investment options.



REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


EXAMPLE:


   Your account value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, when you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your purchase payment depending upon the performance of the portfolios you allocated your net purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)



Every business day after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:



1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.



Purchase payments or transfer requests received before the close of the New
                                                ------
York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York
-----
Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next business day).



EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS

The contract offers 43 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     T. Rowe Price Large Cap Value Portfolio
     (formerly Lord Abbett Growth and Income Portfolio)


     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio




MET INVESTORS SERIES TRUST - LIS MAX PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     MetLife Balanced Plus Portfolio*

     Pyramis (Reg. TM) Government Income Portfolio*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any investment portfolio or the fixed account, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the LIS Max, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the "Purchase-Investment Allocation Restrictions for Certain Riders" section.



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:



o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Templeton Growth Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, the Oppenheimer Global Equity Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a net purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for net purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Max, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.



2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)


The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent net purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each net purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your net purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for net purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.



The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the fixed account is available for automatic rebalancing. If you have selected the LIS Max rider, the fixed account is not available for automatic rebalancing.




EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series



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


Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit          0.20%
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
        Earnings
      Preservation Benefit                  0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.



The Enhanced Death Benefit II is no longer available. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.60% of the death benefit base. If you were age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.15% of the death benefit base (for a discussion of how the death benefit base is determined, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II"). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive annuity payments at the annuity date; change the owner or joint owner (or the annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, application to an annuity option, change of owner/annuitant, or assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the account value, a pro rata portion of the charge will not be assessed.

The Enhanced Death Benefit II rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE



We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are four different versions of the guaranteed minimum income benefit under this contract: LIS Max, LIS Plus II, LIS Plus I, and LIS. (The LIS Max rider may also be referred to as the "GMIB Max II" rider.) LIS Max is available in all states except Nevada. The LIS Plus II rider is only available for purchase in Nevada. LIS Plus I is not available for sale.

Sales of the LIS are suspended until further notice, effective for applications and necessary paperwork received on and after May 4, 2009.



If you select the LIS Max or the LIS Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Max or the LIS Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.




If you select the LIS Max or LIS Plus II and you make a full withdrawal (surrender); begin to receive annuity payments at the annuity date; change the owner or joint owner (or the annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, application to an annuity option, change of owner/annuitant, or assignment. If a LIS Max or the LIS Plus II rider is terminated because of the death of the owner or joint owner (or the annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the owner's 91st birthday, a pro rata portion of the charge will not be assessed.



For contracts issued on or after February 24, 2009 for which the LIS Plus I rider was elected, we assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Plus I rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to February 24, 2009 for which the LIS Plus I was elected, the rider charge equals 0.80% of the income base.


If you selected the LIS rider, we assess a charge during the accumulation phase equal to 0.50% of the income base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.


The LIS rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee I (LWG I) and the Lifetime Withdrawal Guarantee II (LWG II). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). These three riders are no longer available for sale.


If you elected the GWB I rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I").


If you elected the LWG I or LWG II riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal

Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Lifetime Withdrawal Guarantee and GWB rider charges are deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the rider charge to the Lifetime Withdrawal Guarantee I rider charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), or
(b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining
Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee" below) equals zero.


SALES CHARGE


We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio, the fixed account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) the most recent account value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent account value in the contract from (b) all prior purchase payments made under the contract (excluding the new purchase payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


EXAMPLES


(1) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($0); $5,000 + $100,000 +
     $0 = $105,000.


Additional purchase payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional purchase payments directly to MetLife Investors. To avoid this, send additional purchase payments for this contract through your registered representative.


For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the owner's and joint owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued prior to November 7, 2005, your investment is calculated
-----------------------------------------------
as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.


If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.


The sales charge is:



                                 Sales Charge as
Your Investment           percentage of purchase payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%



HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of purchase payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios, the fixed account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total account value. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS MAX, LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.



If more than one frequency is permitted under your contract, choosing less frequent payments will result in each annuity payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the annuitant or joint annuitant are alive (such as Options 2 and 4 below) result in annuity payments that are smaller than annuity options without such a guarantee (such as Options 1 and 3 below). For annuity options with a designated period, choosing a shorter designated period will result in each annuity payment being larger.



OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.



OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments to the beneficiary for the rest of the 10 year period.



OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.



OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments to the beneficiary for the rest of the 10 year period.



OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or



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o  during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:



Guaranteed Income Benefits
--------------------------



o  LIS Max (THIS RIDER MAY ALSO BE REFERRED TO AS "GMIB MAX II" RIDER.)


o  LIS Plus II and LIS Plus I


o  LIS



Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------



o  LWG II


o  LWG I


o  GWB I


The GWB I rider is designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of the investment performance of your account value during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the guaranteed income benefit rider under this contract: LIS Max, LIS Plus II, LIS Plus I, and LIS. LIS Max is available for purchase in all states except Nevada. LIS Max may also be referred to as "GMIB Max II." LIS Plus II is only available for purchase in Nevada. LIS Plus I and LIS are no longer available for purchase.



(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative LIS Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE LIS ANNUITY TABLE. The LIS Annuity Table is specified in the rider. For LIS Max and LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II for contracts issued in Nevada, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued before February 24, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Max and LIS Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise an LIS rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under an LIS rider, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and LIS annuity payments. For the purposes of the Guaranteed Income Benefits section, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.



LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider.



(See Appendix F for examples of the LIS Plus I.)


DESCRIPTION OF LIS MAX


In states where approved, the LIS Max rider (which may also be referred to as the "GMIB Max II" rider) is available only for owners up through age 78, and you can only elect the LIS Max at the time you purchase the contract. THE LIS MAX RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. The LIS Max rider is currently not available in Nevada.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate (as defined below); and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the account value, the Annual Increase Amount is not set equal to the account value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the account value.


ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:


(a)    5.5%; or




(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or


(2b)    if you enroll in both the Systematic Withdrawal
                         ----



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



     Program and the Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5.5% of the Annual Increase Amount at the beginning of the contract year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.



On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Max" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a contract year, divided by the Annual Increase Amount at the beginning of the contract year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5.5% (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the LIS rider.



During the 30 day period following the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a contract year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or


(b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the LIS rider. Limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.



(See Appendix E for examples of the calculation of the income base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the accumulation rate on the Annual Increase Amount (5.5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP




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


CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS.


For a detailed description of the LIS Max investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for the LIS Max Rider".


If you elect LIS Max, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program provided that your destination investment portfolios are selected in accordance with the rider's investment allocation restrictions.


If you elect the LIS Max rider, you must allocate 100% of your purchase payments and account value among five investment portfolios, and you will not be able to allocate purchase payments or account value to the fixed account or to a money market portfolio.

Four of these investment portfolios - the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio - are designed specifically for use with the LIS Max rider, and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the LIS Max rider is not selected may offer the potential for higher returns. Before you select the LIS Max rider, you and your financial representative should carefully consider whether the five investment options available with LIS Max meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the portfolios available when you apply for the contract and elect the LIS Max rider. However, after your contract has been issued with the LIS Max rider, all of the LIS Max investment portfolios are available for purchase payments or account value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section of the May 1, 2011 prospectus.


RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE LIS MAX RIDER TERMINATES. If the LIS Max rider terminates (see "Terminating the LIS Max Rider"), you may no longer allocate subsequent purchase payments or transfer account value to or among the five LIS Max investment portfolios. You may leave account value in the five investment portfolios, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios, you will not be permitted to transfer it back to any of those five investment portfolios. If the LIS Max rider terminates, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios but not to the fixed account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR LIS MAX. In the future, we may choose not to permit owners of existing contracts with the LIS Max rider to make subsequent purchase payments if: (a) the LIS Max rider is no longer available to new customers, or (b) we make certain changes to the terms of the LIS Max rider offered to new customers (for example, if we change the LIS Max rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the LIS Max rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five LIS Max investment portfolios.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE




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



GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Max rider may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS MAX RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS MAX CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Max investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the LIS Max Rider Terminates").


EXERCISING THE LIS MAX RIDER. If you exercise the LIS Max, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Max rider.


The LIS Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Max, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS MAX PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Max payout rates are enhanced under the following circumstances.


If you select the LIS Max rider and if:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and

o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Max rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


Alternatively, if you select the LIS Max rider and if:


o  you begin withdrawals on or after your 67th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Max rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


If you choose not to receive annuity payments as guaranteed under the LIS Max, you may elect any of the annuity options available under the contract.


TERMINATING THE LIS MAX RIDER. Except as otherwise provided in the LIS Max rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or


    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the LIS Max rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Max rider terminates, the corresponding LIS Max rider charge terminates and the LIS Max investment allocation restrictions no longer apply (except as described above under the "Restrictions on Investment Allocations If the LIS Max Rider Terminates.")


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS MAX


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Max rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under LIS Max rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5.5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5.5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Max and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the LIS Max rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Max)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is available in Nevada only for owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate (as defined below); and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year) and (ii) the Automated Required Minimum

     Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.


On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a contract year, divided by the

Annual Increase Amount at the beginning of the contract year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a contract year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or


(b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the LIS rider. Limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix F for examples of the calculation of the income base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1)    Life annuity with 5 years of annuity payments guaranteed.


(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.



The LIS Annuity Table is specified in the rider. For contracts issued with LIS Plus II in Nevada only, the annuity rates in the LIS Annuity Table are calculated based on the 2000 Annuity Mortality table with a 10-year age set back with interest of 1.5% per annum. For contracts issued with the LIS Plus II rider in states other than Nevada from July 19, 2010 through February 25, 2011, the annuity rates in the LIS Annuity Table are also calculated based on the 2000 Annuity Mortality table with a 10-year age set back with interest of 1.5% per annum. For contracts that were issued with LIS Plus II rider in states other than Nevada after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the LIS Plus II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. For Contracts issued with the LIS Plus II rider in Nevada and for contracts issued with the LIS Plus II rider in states other than Nevada from July 19, 2010 through February 25, 2011, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. For contracts that were issued with the LIS Plus II rider in states other than Nevada after February 25, 2011, the annuity rates in the LIS Annuity Table are calculated based on the 2000 Annuity Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, these payout rates are enhanced if the following circumstancs apply:


If the contract is issued with the LIS Plus II rider in Nevada, or if the
-------------------------------------------------------------------------
contract was issued with the LIS Plus II rider in a state other than Nevada
---------------------------------------------------------------------------
from July 19, 2010 through February 25, 2011, and:
--------------------------------------------


o  you begin withdrawals on or after your 62nd birthday;



o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



Alternatively, if


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the LIS Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).


If the contract was issued with the LIS Plus II rider in a state other than
---------------------------------------------------------------------------
Nevada after February 25, 2011, and:
------------------------------



o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and



o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If you choose not to receive annuity payments as guaranteed under the LIS Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;


    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;


    f)    The effective date of the Guaranteed Principal Option; or


    g)    The date you assign your contract.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions no longer apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.



(See Appendix F for examples illustrating the operation of the LIS Plus II.)



DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I income base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the



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     calculation of the income base or the withdrawal adjustments under the LIS
     Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(9) The LIS payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued with the LIS Plus I rider before February 24, 2009,
-----------------------------------------------------------------------
differences (4) through (7) above apply, and the following replaces differences
(8) and (9):


(8) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) The LIS payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later



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than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The additional charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix F.)



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Guaranteed Withdrawal Benefit I (GWB I), Lifetime Withdrawal Guarantee I (LWG I), and Lifetime Withdrawal Guarantee II (LWG II). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse



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elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.



(See Appendix G for examples of the GWB.)



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.



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TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II
rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal



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     Amount and/or your account value is depleted due to a Non-Excess
     Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal



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Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a nonnatural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get



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divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and



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


     conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects



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


to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


(1)    MetLife Defensive Strategy Portfolio


(2)    MetLife Moderate Strategy Portfolio


(3)    MetLife Balanced Strategy Portfolio


(4)    MetLife Growth Strategy Portfolio


(5)    Met/Franklin Templeton Founding Strategy Portfolio


(6)    SSgA Growth and Income ETF Portfolio


(7)    SSgA Growth ETF Portfolio


(8)    BlackRock Money Market Portfolio


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


You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. We refer to withdrawals during a contract year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to



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


equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB rider charge from your account value after we deduct the charge



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


on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the investment portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the purchase payment) and the minimum sales charge (1.00% of the purchase payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred



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


compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider is no longer available for purchase.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix H for examples of the Principal Protection death benefit rider.)




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OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix H for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


DESCRIPTION OF ENHANCED DEATH BENEFIT II


The Enhanced Death Benfit II (EDB II) rider is no longer available for purchase. If you selected the EDB II rider, the amount of the death benefit will be the greater of:



(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate (as defined below); and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or




(b)    the required minimum distribution rate (as defined below).



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Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9)
of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.



On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a contract year, divided by the

Annual Increase Amount at the beginning of the contract year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit II rider.



After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a contract year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the owner (or the annuitant, if the owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately




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



by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.


(See Appendix H for examples of the Enhanced Death Benefit II.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



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



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. If you selected the EDB II rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e)    The date you assign your contract;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



(See Appendix H for examples of the Enhanced Death Benefit II.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.



Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the death benefit base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.




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


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the death benefit base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS



If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix H for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). For contracts issued on or after May 1, 2011, the Earnings Preservation Benefit could not be selected with the Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011.)



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


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


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a Qualified Contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



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


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to



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address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT.The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


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o  made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be



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considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2011, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2011. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining



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any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b)



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plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made.



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     This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



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11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company



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(Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2010, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2010. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)


CHART 1




                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.595869         27.577229            2,828.3804
  01/01/2007    to  12/31/2007       27.577229         31.434234          115,421.8992
  01/01/2008    to  12/31/2008       31.434234         19.221644          715,009.6271
  01/01/2009    to  12/31/2009       19.221644         27.148833        1,545,213.6600
  01/01/2010    to  12/31/2010       27.148833         30.111073        1,951,544.3757
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       34.141019         17.359619          128,398.7862
  01/01/2009    to  12/31/2009       17.359619         27.791217          285,238.4200
  01/01/2010    to  12/31/2010       27.791217         33.766257          374,600.0918
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      197.535160        114.724500           88,812.6981
  01/01/2009    to  12/31/2009      114.724500        158.744573          316,129.9600
  01/01/2010    to  12/31/2010      158.744573        186.992155          385,342.8880
============   ==== ==========      ==========        ==========        ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       17.287657         19.201376          138,447.2631
  01/01/2007    to  12/31/2007       19.201376         19.504434          341,501.4023
  01/01/2008    to  12/31/2008       19.504434         11.165146          350,501.9391
  01/01/2009    to  12/31/2009       11.165146         14.528486          313,554.0700
  01/01/2010    to  12/31/2010       14.528486         15.486188          276,404.3857
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.663107         19.836529            6,882.6900
  01/01/2010    to  12/31/2010       19.836529         22.793612           34,688.5541
============   ==== ==========       =========         =========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.612670          9.151817           53,439.7000
  01/01/2010    to  12/31/2010        9.151817         10.206597          161,137.0625
============   ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.596480          9.664852           28,107.9869
  01/01/2009    to  12/31/2009        9.664852         12.924645           55,859.2600
  01/01/2010    to  12/31/2010       12.924645         14.894193           69,534.4262
============   ==== ==========       =========         =========        ==============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.537730         10.081143           48,227.1037
  01/01/2009    to  12/31/2009       10.081143         12.884855          187,789.7100
  01/01/2010    to  12/31/2010       12.884855         15.250261          228,604.4983
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.326134         16.331021          141,158.0232
  01/01/2008    to  12/31/2008       16.331021         10.000736          153,661.7040
  01/01/2009    to  12/31/2009       10.000736         13.574967          268,655.3000
  01/01/2010    to  12/31/2010       13.574967         16.553455          337,442.6816
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.347029         15.544249           10,936.2723
  01/01/2005    to  12/31/2005       15.544249         16.938261           26,016.2833
  01/01/2006    to  12/31/2006       16.938261         19.269859           87,015.7898
  01/01/2007    to  04/27/2007       19.269859         20.993498               15.9049
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.476032         12.207428            3,110.8844
  01/01/2007    to  04/27/2007       12.207428         13.513024                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.805659         17.982788          174,198.2894
  01/01/2005    to  12/31/2005       17.982788         18.115331          593,942.0975
  01/01/2006    to  12/31/2006       18.115331         19.625095          812,185.1196
  01/01/2007    to  12/31/2007       19.625095         20.753457        1,249,646.5175
  01/01/2008    to  12/31/2008       20.753457         16.766124        1,296,373.0439
  01/01/2009    to  12/31/2009       16.766124         22.760053        1,644,138.3700
  01/01/2010    to  12/31/2010       22.760053         25.518937        1,601,526.5968
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683         306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417       1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469       1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449              37.8149
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       46.025646         51.209751         149,139.8572
  01/01/2005    to  12/31/2005       51.209751         52.552136         461,008.0677
  01/01/2006    to  12/31/2006       52.552136         61.437036         643,585.2878
  01/01/2007    to  12/31/2007       61.437036         63.244835         688,420.8500
  01/01/2008    to  12/31/2008       63.244835         39.966454         797,761.5907
  01/01/2009    to  12/31/2009       39.966454         46.964170       1,240,136.8500
  01/01/2010    to  12/31/2010       46.964170         54.546339       1,290,934.3945
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       49.631033         54.106461           2,110.2239
  01/01/2005    to  12/31/2005       54.106461         56.511006          11,783.4382
  01/01/2006    to  12/31/2006       56.511006         65.014278          15,186.3787
  01/01/2007    to  12/31/2007       65.014278         60.629326          15,453.6088
  01/01/2008    to  12/31/2008       60.629326         36.888955          10,640.6717
  01/01/2009    to  12/31/2009       36.888955         47.528513           9,044.0500
  01/01/2010    to  04/30/2010       47.528513         50.887032               0.0000
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       21.077433         24.662779         138,391.7751
  01/01/2005    to  12/31/2005       24.662779         26.448796         490,973.4099
  01/01/2006    to  12/31/2006       26.448796         29.447995         662,850.1552
  01/01/2007    to  12/31/2007       29.447995         29.402077       1,301,952.7430
  01/01/2008    to  12/31/2008       29.402077         17.866591       1,225,254.2425
  01/01/2009    to  12/31/2009       17.866591         22.438514       1,398,467.4500
  01/01/2010    to  12/31/2010       22.438514         27.956089       1,357,147.3992
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683         306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417       1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469       1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449              37.8149
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          6.629807         1,013,897.8938
  01/01/2009    to  12/31/2009        6.629807          8.217717         4,117,560.3000
  01/01/2010    to  12/31/2010        8.217717          9.055407         5,939,235.5031
============   ==== ==========       =========         =========         ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          7.065226         2,576,531.0633
  01/01/2009    to  12/31/2009        7.065226          9.014573         7,023,174.6400
  01/01/2010    to  12/31/2010        9.014573          9.846029         7,571,502.8556
============   ==== ==========       =========         =========         ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999178          6.598796           194,297.6274
  01/01/2009    to  12/31/2009        6.598796          8.685982           598,369.2000
  01/01/2010    to  12/31/2010        8.685982          9.281343           842,644.6228
============   ==== ==========       =========         =========         ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.865757         12.334120            62,035.1085
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.670277          6.298446            56,672.7595
  01/01/2009    to  12/31/2009        6.298446         10.561510           206,534.4900
  01/01/2010    to  12/31/2010       10.561510         12.962358           496,057.8335
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.952696         11.476939            74,977.5561
  01/01/2005    to  12/31/2005       11.476939         13.262117           223,481.0883
  01/01/2006    to  12/31/2006       13.262117         16.659892           383,514.6758
  01/01/2007    to  12/31/2007       16.659892         18.732425           412,686.1474
  01/01/2008    to  12/31/2008       18.732425         10.715626           389,609.2502
  01/01/2009    to  12/31/2009       10.715626         13.992803           554,654.9600
  01/01/2010    to  12/31/2010       13.992803         15.472122           886,066.9664
============   ==== ==========       =========         =========         ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.970562         10.004177            90,021.9761
  01/01/2005    to  12/31/2005       10.004177         10.384527           237,197.1750
  01/01/2006    to  12/31/2006       10.384527         11.169913           430,950.2706
  01/01/2007    to  12/31/2007       11.169913         13.689130           524,953.1286
  01/01/2008    to  12/31/2008       13.689130          7.234631           680,126.2025
  01/01/2009    to  12/31/2009        7.234631         11.293016         1,032,212.3400
  01/01/2010    to  12/31/2010       11.293016         14.805095         1,166,390.5253
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.168753          8.908036         153,599.9762
  01/01/2006    to  12/31/2006        8.908036          9.515033         554,095.5238
  01/01/2007    to  12/31/2007        9.515033         10.792948         768,446.1358
  01/01/2008    to  12/31/2008       10.792948          5.791039         900,083.3074
  01/01/2009    to  12/31/2009        5.791039          8.259672       1,009,661.4600
  01/01/2010    to  12/31/2010        8.259672          8.968292       1,001,346.6093
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.912566         12.400896         138,487.9344
  01/01/2005    to  12/31/2005       12.400896         12.585142         548,983.1698
  01/01/2006    to  12/31/2006       12.585142         13.055683         982,969.6644
  01/01/2007    to  12/31/2007       13.055683         13.937788       1,258,127.3388
  01/01/2008    to  12/31/2008       13.937788         13.890031       2,096,965.8015
  01/01/2009    to  12/31/2009       13.890031         16.271687       5,396,112.7600
  01/01/2010    to  12/31/2010       16.271687         17.469642       7,345,212.8958
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.324801         15.882746          49,988.2254
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.742610         21.415937           7,647.1002
  01/01/2007    to  12/31/2007       21.415937         22.318898          13,493.4195
  01/01/2008    to  12/31/2008       22.318898         14.877925          61,129.3000
  01/01/2009    to  12/31/2009       14.877925         18.293829         776,787.8500
  01/01/2010    to  12/31/2010       18.293829         21.102605         817,082.4096
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.750516         11.586807         289,193.2246
  01/01/2005    to  12/31/2005       11.586807         12.133369         942,286.1392
  01/01/2006    to  12/31/2006       12.133369         13.227270       1,439,957.2257
  01/01/2007    to  12/31/2007       13.227270         13.085545       1,373,736.6718
  01/01/2008    to  12/31/2008       13.085545          7.739971       1,221,338.4914
  01/01/2009    to  05/01/2009        7.739971          7.669640               0.0000
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.626532         16.843427           4,767.2894
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.586500         20.433310            3,072.2146
  01/01/2007    to  12/31/2007       20.433310         21.627720           23,955.6870
  01/01/2008    to  12/31/2008       21.627720         19.159924           52,032.2972
  01/01/2009    to  12/31/2009       19.159924         25.308901          106,344.9800
  01/01/2010    to  12/31/2010       25.308901         28.178251          135,916.0626
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.297643         10.284339           72,941.4000
  01/01/2010    to  12/31/2010       10.284339         11.652242          148,333.2211
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.013851         10.851603          643,739.6800
  01/01/2010    to  12/31/2010       10.851603         12.088701        1,788,208.2271
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.187902         13.538788          239,633.7400
  01/01/2010    to  12/31/2010       13.538788         14.480541          891,588.0087
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999384         10.521679          579,739.9902
  01/01/2006    to  12/31/2006       10.521679         12.119695        1,697,796.1691
  01/01/2007    to  12/31/2007       12.119695         11.728894        2,169,094.8117
  01/01/2008    to  12/31/2008       11.728894          7.460587        2,438,771.5344
  01/01/2009    to  12/31/2009        7.460587          9.372444        3,379,151.0800
  01/01/2010    to  12/31/2010        9.372444         10.684154        3,815,696.2173
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       51.809276         52.255738            4,426.9598
  01/01/2006    to  12/31/2006       52.255738         54.012009           36,378.8557
  01/01/2007    to  12/31/2007       54.012009         56.834530           80,833.0696
  01/01/2008    to  12/31/2008       56.834530         54.341362          178,957.5508
  01/01/2009    to  12/31/2009       54.341362         58.888335          448,467.2100
  01/01/2010    to  12/31/2010       58.888335         63.164509          612,021.7973
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       24.256070         30.719201            2,555.6900
  01/01/2010    to  12/31/2010       30.719201         36.532700           24,218.6293
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.239069         10.391647        32,935.6107
  01/01/2006    to  12/31/2006       10.391647         10.783605        77,106.6454
  01/01/2007    to  12/31/2007       10.783605         11.217860        84,984.4600
  01/01/2008    to  12/31/2008       11.217860         11.423196       546,868.7132
  01/01/2009    to  12/31/2009       11.423196         11.366551       546,842.4700
  01/01/2010    to  12/31/2010       11.366551         11.281618       426,185.2465
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.200992         10.203516            81.9323
  01/01/2005    to  04/30/2005       10.203516         10.238536             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.656247         33.147513        46,206.7124
  01/01/2005    to  12/31/2005       33.147513         36.235212       201,353.3958
  01/01/2006    to  12/31/2006       36.235212         41.146130       374,178.4001
  01/01/2007    to  12/31/2007       41.146130         42.646984       424,999.6679
  01/01/2008    to  12/31/2008       42.646984         25.626326       530,040.7806
  01/01/2009    to  12/31/2009       25.626326         33.530186       778,720.9000
  01/01/2010    to  12/31/2010       33.530186         37.212283       857,654.3451
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.203893          5.071509       324,784.4657
  01/01/2006    to  12/31/2006        5.071509          5.160765       278,297.5831
  01/01/2007    to  12/31/2007        5.160765          5.705338       242,133.0605
  01/01/2008    to  12/31/2008        5.705338          3.593145       194,990.8094
  01/01/2009    to  12/31/2009        3.593145          4.977215       154,627.8100
  01/01/2010    to  12/31/2010        4.977215          5.498935       133,035.8132
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.337440          4.547654       150,475.1640
  01/01/2005    to  04/30/2005        4.547654          4.191750             0.0000
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.748764         14.373364         2,057.7600
  01/01/2010    to  12/31/2010       14.373364         17.488516         8,814.1684
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       41.065559         44.845307           86,246.2788
  01/01/2005    to  12/31/2005       44.845307         45.780077          318,964.5412
  01/01/2006    to  12/31/2006       45.780077         50.861249          469,382.0549
  01/01/2007    to  12/31/2007       50.861249         52.557687          520,668.7756
  01/01/2008    to  12/31/2008       52.557687         40.506556          534,683.3501
  01/01/2009    to  12/31/2009       40.506556         47.562625          771,256.7500
  01/01/2010    to  12/31/2010       47.562625         51.832627          839,746.3649
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.031416         11.929935          112,422.7509
  01/01/2009    to  12/31/2009       11.929935         14.278214          591,530.4900
  01/01/2010    to  12/31/2010       14.278214         15.755817        1,041,278.4792
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.148999         17.818958           82,759.8940
  01/01/2006    to  12/31/2006       17.818958         20.578063          261,574.7120
  01/01/2007    to  12/31/2007       20.578063         21.702370          296,119.1985
  01/01/2008    to  12/31/2008       21.702370         12.803765          305,098.1533
  01/01/2009    to  12/31/2009       12.803765         17.766116          380,742.8100
  01/01/2010    to  12/31/2010       17.766116         20.441823          445,261.6229
============   ==== ==========       =========         =========        ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.067099         19.081068           27,988.7151
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.102493         13.403715          145,162.8653
  01/01/2005    to  12/31/2005       13.403715         14.036301          510,253.9428
  01/01/2006    to  12/31/2006       14.036301         16.556958          849,831.1295
  01/01/2007    to  12/31/2007       16.556958         16.956462          976,727.4118
  01/01/2008    to  12/31/2008       16.956462         11.588513          846,635.5607
  01/01/2009    to  12/31/2009       11.588513         14.659227          715,113.6300
  01/01/2010    to  12/31/2010       14.659227         16.383923          625,597.4743
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.576274         13.226383            7,685.9274
  01/01/2007    to  12/31/2007       13.226383         13.506007           38,230.6134
  01/01/2008    to  12/31/2008       13.506007          7.933951           92,607.1210
  01/01/2009    to  12/31/2009        7.933951         10.445469          183,064.4800
  01/01/2010    to  12/31/2010       10.445469         12.078159          351,818.2253
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.626062         12.297115           543,879.6075
  01/01/2007    to  12/31/2007       12.297115         12.800657         7,308,287.8819
  01/01/2008    to  12/31/2008       12.800657          8.647387        17,369,217.0809
  01/01/2009    to  12/31/2009        8.647387         11.014776        37,574,133.3800
  01/01/2010    to  12/31/2010       11.014776         12.417689        55,018,015.7600
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.737551         11.316984            40,127.8975
  01/01/2007    to  12/31/2007       11.316984         11.896838           293,692.9684
  01/01/2008    to  12/31/2008       11.896838          9.369355         1,147,730.7307
  01/01/2009    to  12/31/2009        9.369355         11.429610         3,120,627.1300
  01/01/2010    to  12/31/2010       11.429610         12.580994         4,485,843.9423
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.250851         12.965813           349,594.8343
  01/01/2007    to  12/31/2007       12.965813         13.473571         4,596,311.0776
  01/01/2008    to  12/31/2008       13.473571          8.308846        11,850,969.1748
  01/01/2009    to  12/31/2009        8.308846         10.728906        17,783,955.9800
  01/01/2010    to  12/31/2010       10.728906         12.298184        17,478,805.3616
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.152541         11.769167           144,471.8739
  01/01/2007    to  12/31/2007       11.769167         12.405794         1,547,641.4716
  01/01/2008    to  12/31/2008       12.405794          9.059783         4,402,404.8181
  01/01/2009    to  12/31/2009        9.059783         11.337773        11,572,951.8000
  01/01/2010    to  12/31/2010       11.337773         12.648378        17,213,142.7517
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2




                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.115802         26.022880           663.8975
  01/01/2007    to  12/31/2007       26.022880         29.484151         7,325.4267
  01/01/2008    to  12/31/2008       29.484151         17.920810        21,292.6682
  01/01/2009    to  12/31/2009       17.920810         25.160165        27,172.9200
  01/01/2010    to  12/31/2010       25.160165         27.738673        22,965.1668
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.152411         16.281922         2,529.5529
  01/01/2009    to  12/31/2009       16.281922         25.910124         9,043.2800
  01/01/2010    to  12/31/2010       25.910124         31.292670         5,711.4306
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      170.804978         98.796381         1,075.7763
  01/01/2009    to  12/31/2009       98.796381        135.887151         6,059.0300
  01/01/2010    to  12/31/2010      135.887151        159.110915         8,749.7730
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       16.981453         18.786403         2,823.4327
  01/01/2007    to  12/31/2007       18.786403         18.968127        12,710.1142
  01/01/2008    to  12/31/2008       18.968127         10.792850        20,038.7030
  01/01/2009    to  12/31/2009       10.792850         13.960034        15,513.0600
  01/01/2010    to  12/31/2010       13.960034         14.791332        14,519.4623
============   ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.515346         18.310367         4,530.5800
  01/01/2010    to  12/31/2010       18.310367         20.914174         3,246.0338
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.120924          8.526874           876.8600
  01/01/2010    to  12/31/2010        8.526874          9.452792         1,458.4886
============   ==== ==========      ==========        ==========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.179718          9.397492             0.0000
  01/01/2009    to  12/31/2009        9.397492         12.491908           698.5300
  01/01/2010    to  12/31/2010       12.491908         14.309532           460.6919
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.296949          9.861594             0.0000
  01/01/2009    to  12/31/2009        9.861594         12.528820         4,048.3800
  01/01/2010    to  12/31/2010       12.528820         14.740249         6,081.3055
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.725111         15.731901        15,303.4099
  01/01/2008    to  12/31/2008       15.731901          9.575912        12,595.9905
  01/01/2009    to  12/31/2009        9.575912         12.920563        13,058.1400
  01/01/2010    to  12/31/2010       12.920563         15.661334        13,962.7437
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.720544         14.755826           977.2543
  01/01/2005    to  12/31/2005       14.755826         15.983273         1,442.0523
  01/01/2006    to  12/31/2006       15.983273         18.074954         5,130.0476
  01/01/2007    to  04/27/2007       18.074954         19.653258             0.0000
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.404984         12.083688             0.0000
  01/01/2007    to  04/27/2007       12.083688         13.349947             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.016901         17.070755        11,766.4374
  01/01/2005    to  12/31/2005       17.070755         17.093990        48,594.7874
  01/01/2006    to  12/31/2006       17.093990         18.408180        50,061.2011
  01/01/2007    to  12/31/2007       18.408180         19.349515        74,818.5723
  01/01/2008    to  12/31/2008       19.349515         15.538091        68,231.2883
  01/01/2009    to  12/31/2009       15.538091         20.966961        72,873.2600
  01/01/2010    to  12/31/2010       20.966961         23.367957        75,423.1138
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.216839         46.785480        17,875.8523
  01/01/2005    to  12/31/2005       46.785480         47.725495        42,547.2535
  01/01/2006    to  12/31/2006       47.725495         55.461633        48,336.8797
  01/01/2007    to  12/31/2007       55.461633         56.750170        50,623.4774
  01/01/2008    to  12/31/2008       56.750170         35.646417        50,115.2650
  01/01/2009    to  12/31/2009       35.646417         41.637010        51,066.6800
  01/01/2010    to  12/31/2010       41.637010         48.070128        46,736.8731
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.018747         48.883437             0.0000
  01/01/2005    to  12/31/2005       48.883437         50.751364             0.0000
  01/01/2006    to  12/31/2006       50.751364         58.039761             0.0000
  01/01/2007    to  12/31/2007       58.039761         53.799492             0.0000
  01/01/2008    to  12/31/2008       53.799492         32.536543             0.0000
  01/01/2009    to  12/31/2009       32.536543         41.669985             0.0000
  01/01/2010    to  04/30/2010       41.669985         44.526821             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.246338         23.596288        23,058.7772
  01/01/2005    to  12/31/2005       23.596288         25.154161        42,982.3054
  01/01/2006    to  12/31/2006       25.154161         27.839479        47,805.1095
  01/01/2007    to  12/31/2007       27.839479         27.628858        88,535.4225
  01/01/2008    to  12/31/2008       27.628858         16.688111        77,820.0089
  01/01/2009    to  12/31/2009       16.688111         20.833061        64,600.9700
  01/01/2010    to  12/31/2010       20.833061         25.800792        56,548.7310
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.602419        26,131.3547
  01/01/2009    to  12/31/2009        6.602419          8.134820       155,170.6600
  01/01/2010    to  12/31/2010        8.134820          8.910481       231,643.8525
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          7.036064             0.0000
  01/01/2009    to  12/31/2009        7.036064          8.923678        26,402.2600
  01/01/2010    to  12/31/2010        8.923678          9.688494        61,327.2768
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.571546         5,604.9273
  01/01/2009    to  12/31/2009        6.571546          8.598375        23,592.6100
  01/01/2010    to  12/31/2010        8.598375          9.132818        29,395.5122
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.794250         12.211146             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.506976          6.197845         3,346.3309
  01/01/2009    to  12/31/2009        6.197845         10.330687        16,629.0500
  01/01/2010    to  12/31/2010       10.330687         12.603356        10,636.7148
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.762042         11.212402         9,171.2575
  01/01/2005    to  12/31/2005       11.212402         12.879180        19,128.3663
  01/01/2006    to  12/31/2006       12.879180         16.082372        30,973.8880
  01/01/2007    to  12/31/2007       16.082372         17.974294        36,702.0236
  01/01/2008    to  12/31/2008       17.974294         10.220104        32,664.6873
  01/01/2009    to  12/31/2009       10.220104         13.265886        42,402.1000
  01/01/2010    to  12/31/2010       13.265886         14.580731        59,499.7814
============   ==== ==========       =========         =========        ===========
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.798771          9.773621        10,397.3894
  01/01/2005    to  12/31/2005        9.773621         10.084695        55,224.8213
  01/01/2006    to  12/31/2006       10.084695         10.782675        50,249.1985
  01/01/2007    to  12/31/2007       10.782675         13.135094        57,597.8959
  01/01/2008    to  12/31/2008       13.135094          6.900038        55,931.1159
  01/01/2009    to  12/31/2009        6.900038         10.706333        68,652.9100
  01/01/2010    to  12/31/2010       10.706333         13.952112        70,973.8404
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.964511          8.650849         9,135.4025
  01/01/2006    to  12/31/2006        8.650849          9.185190        14,274.1171
  01/01/2007    to  12/31/2007        9.185190         10.356153        27,276.5866
  01/01/2008    to  12/31/2008       10.356153          5.523224        26,363.4789
  01/01/2009    to  12/31/2009        5.523224          7.830586        22,378.1600
  01/01/2010    to  12/31/2010        7.830586          8.451575        21,985.1238
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.684520         12.115215         8,703.6780
  01/01/2005    to  12/31/2005       12.115215         12.221861        46,258.0736
  01/01/2006    to  12/31/2006       12.221861         12.603183        48,149.6490
  01/01/2007    to  12/31/2007       12.603183         13.373813        58,107.9798
  01/01/2008    to  12/31/2008       13.373813         13.248072        64,102.6796
  01/01/2009    to  12/31/2009       13.248072         15.426883       103,463.8700
  01/01/2010    to  12/31/2010       15.426883         16.463606       138,933.9334
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.605718         15.088051         4,386.9613
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.344634         19.820479             0.0000
  01/01/2007    to  12/31/2007       19.820479         20.531922             0.0000
  01/01/2008    to  12/31/2008       20.531922         13.604440         1,106.7780
  01/01/2009    to  12/31/2009       13.604440         16.627877        54,990.5000
  01/01/2010    to  12/31/2010       16.627877         19.066242        54,977.9878
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.621775         11.402596        38,326.8761
  01/01/2005    to  12/31/2005       11.402596         11.869251        85,768.3666
  01/01/2006    to  12/31/2006       11.869251         12.862149       102,515.2711
  01/01/2007    to  12/31/2007       12.862149         12.647781       126,186.7374
  01/01/2008    to  12/31/2008       12.647781          7.436020       116,116.9597
  01/01/2009    to  05/01/2009        7.436020          7.353738             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.893241         16.000605           840.5091
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.243574         18.956774         2,125.2170
  01/01/2007    to  12/31/2007       18.956774         19.944232         4,493.2905
  01/01/2008    to  12/31/2008       19.944232         17.562519         4,340.2139
  01/01/2009    to  12/31/2009       17.562519         23.060218         4,802.4600
  01/01/2010    to  12/31/2010       23.060218         25.521126         4,348.9486
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.120450         10.025004         1,605.3000
  01/01/2010    to  12/31/2010       10.025004         11.290542         1,073.4256
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.821413         10.578008         6,377.6700
  01/01/2010    to  12/31/2010       10.578008         11.713492         7,105.4233
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.756012         13.007430         2,656.6800
  01/01/2010    to  12/31/2010       13.007430         13.829023        13,281.9282
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998890         10.479411        37,949.7534
  01/01/2006    to  12/31/2006       10.479411         11.999016        74,607.3556
  01/01/2007    to  12/31/2007       11.999016         11.542253       100,495.9824
  01/01/2008    to  12/31/2008       11.542253          7.297697       104,166.8876
  01/01/2009    to  12/31/2009        7.297697          9.114185       151,247.8000
  01/01/2010    to  12/31/2010        9.114185         10.329724       167,704.4953
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.485755         45.695584             0.0000
  01/01/2006    to  12/31/2006       45.695584         46.949642           255.2535
  01/01/2007    to  12/31/2007       46.949642         49.106064         1,907.2222
  01/01/2008    to  12/31/2008       49.106064         46.670289         3,269.4370
  01/01/2009    to  12/31/2009       46.670289         50.272974         7,461.2500
  01/01/2010    to  12/31/2010       50.272974         53.601088        17,244.1774
============   ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.232400         28.045236         1,320.2600
  01/01/2010    to  12/31/2010       28.045236         33.153421         3,219.6120
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.983111         10.091655             0.0000
  01/01/2006    to  12/31/2006       10.091655         10.409835        22,937.3516
  01/01/2007    to  12/31/2007       10.409835         10.763918        23,550.2192
  01/01/2008    to  12/31/2008       10.763918         10.895205        38,080.5389
  01/01/2009    to  12/31/2009       10.895205         10.776324        13,378.3100
  01/01/2010    to  12/31/2010       10.776324         10.631817        86,204.9433
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.005679          9.968418             0.0000
  01/01/2005    to  04/30/2005        9.968418          9.983084             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       28.956126         31.184935        14,167.7805
  01/01/2005    to  12/31/2005       31.184935         33.886562        22,346.0000
  01/01/2006    to  12/31/2006       33.886562         38.249678        23,398.8829
  01/01/2007    to  12/31/2007       38.249678         39.406402        27,041.1047
  01/01/2008    to  12/31/2008       39.406402         23.536584        27,387.4448
  01/01/2009    to  12/31/2009       23.536584         30.611686        30,008.6900
  01/01/2010    to  12/31/2010       30.611686         33.770235        31,394.0155
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.079356          4.901758        30,671.6410
  01/01/2006    to  12/31/2006        4.901758          4.958263        22,037.8744
  01/01/2007    to  12/31/2007        4.958263          5.448501        21,684.3567
  01/01/2008    to  12/31/2008        5.448501          3.410752        12,131.1105
  01/01/2009    to  12/31/2009        3.410752          4.696321        11,187.7300
  01/01/2010    to  12/31/2010        4.696321          5.157584        10,576.5569
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.234216          4.421800        19,221.6541
  01/01/2005    to  04/30/2005        4.421800          4.067773             0.0000
============   ==== ==========       =========         =========        ===========
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.715888         14.272851           164.9300
  01/01/2010    to  12/31/2010       14.272851         17.262501           166.7324
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       37.079489         40.331611         7,442.3490
  01/01/2005    to  12/31/2005       40.331611         40.926701        20,401.4603
  01/01/2006    to  12/31/2006       40.926701         45.197995        18,702.8858
  01/01/2007    to  12/31/2007       45.197995         46.424648        22,475.2538
  01/01/2008    to  12/31/2008       46.424648         35.564871        23,106.8279
  01/01/2009    to  12/31/2009       35.564871         41.510373        28,318.8100
  01/01/2010    to  12/31/2010       41.510373         44.966595        30,981.5245
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.060809         11.204316         2,703.3556
  01/01/2009    to  12/31/2009       11.204316         13.329536        18,676.7200
  01/01/2010    to  12/31/2010       13.329536         14.621046        45,031.4892
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.424389         16.899352         4,900.1302
  01/01/2006    to  12/31/2006       16.899352         19.399664        13,587.2551
  01/01/2007    to  12/31/2007       19.399664         20.336533        21,936.7914
  01/01/2008    to  12/31/2008       20.336533         11.925811        22,126.5459
  01/01/2009    to  12/31/2009       11.925811         16.448896        22,273.6100
  01/01/2010    to  12/31/2010       16.448896         18.813136        23,065.8361
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.922534         18.834321            24.7713
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.029388         13.269864         9,762.9407
  01/01/2005    to  12/31/2005       13.269864         13.813260        30,042.8291
  01/01/2006    to  12/31/2006       13.813260         16.196699        31,774.6961
  01/01/2007    to  12/31/2007       16.196699         16.487731        47,126.5006
  01/01/2008    to  12/31/2008       16.487731         11.200418        42,008.7094
  01/01/2009    to  12/31/2009       11.200418         14.083534        34,467.8000
  01/01/2010    to  12/31/2010       14.083534         15.646421        34,072.3941
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.464390         13.056666         7,566.6789
  01/01/2007    to  12/31/2007       13.056666         13.252498         4,384.9582
  01/01/2008    to  12/31/2008       13.252498          7.738190         4,329.3463
  01/01/2009    to  12/31/2009        7.738190         10.126785         1,594.7800
  01/01/2010    to  12/31/2010       10.126785         11.639696         9,767.3243
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.522607         12.139303        18,964.6758
  01/01/2007    to  12/31/2007       12.139303         12.560382        76,442.6759
  01/01/2008    to  12/31/2008       12.560382          8.434069       108,109.9948
  01/01/2009    to  12/31/2009        8.434069         10.678805       277,266.1800
  01/01/2010    to  12/31/2010       10.678805         11.966977       511,893.9421
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.641979         11.171727        25,598.6171
  01/01/2007    to  12/31/2007       11.171727         11.673513         4,266.8475
  01/01/2008    to  12/31/2008       11.673513          9.138270        11,772.3717
  01/01/2009    to  12/31/2009        9.138270         11.081056        20,029.4600
  01/01/2010    to  12/31/2010       11.081056         12.124412        43,427.7375
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.141850         12.799429         8,405.2601
  01/01/2007    to  12/31/2007       12.799429         13.220669        83,314.6223
  01/01/2008    to  12/31/2008       13.220669          8.103850       101,166.2288
  01/01/2009    to  12/31/2009        8.103850         10.401601       147,115.0400
  01/01/2010    to  12/31/2010       10.401601         11.851757       284,526.4258
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.053287         11.618117             0.0000
  01/01/2007    to  12/31/2007       11.618117         12.172923        43,760.9971
  01/01/2008    to  12/31/2008       12.172923          8.836313        40,373.5789
  01/01/2009    to  12/31/2009        8.836313         10.991992       138,055.0700
  01/01/2010    to  12/31/2010       10.991992         12.189330       205,019.2148
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund,
Inc.: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class
B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following investment portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund, Inc.: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund, Inc.: Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following investment portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (formerly Lord Abbett Growth and Income Portfolio)


SUBADVISER: T. Rowe Price Associates, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.



MET INVESTORS SERIES TRUST - LIS MAX PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO*


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


AQR GLOBAL RISK BALANCED PORTFOLIO*


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO*


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO*


SUBADVISER: Pacific Investment Management Company, LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO*


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


*These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second net purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0

* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second net purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0

* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The "Highest Anniversary Value" is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c)    An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive annuity payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;


     o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o  Change of the owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E


LIFETIME INCOME SOLUTION MAX (LIS MAX) EXAMPLES

The purpose of these examples is to illustrate the operation of the LIS Max rider. The LIS Max rider may also be referred to as the "GMIB Max II" rider. The LIS Max rider is currently available in all states except Nevada. Example
(7) shows how required minimum distributions affect the income base when the LIS Max is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code.)


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5.5%
    --------------------------------------------------------------------------
      of the Annual Increase Amount from the prior contract anniversary
      -----------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Max is selected. Assume that during the first contract year, $5,500 is withdrawn. Because the withdrawal is less than or equal to 5.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5.5% per year, compounded annually, less $5,500 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,500 ($100,000 increased by 5.5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5.5% of the Annual
    ---------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Max is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,500 ($100,000 increased by 5.5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,500) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,950 ($105,500 x 10% = $10,550; $105,500 - $10,550 =
      $94,950). (If multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $100,172 ($94,950 increased by 5.5% per year, compounded annually).


(2) THE 5.5% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Max rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5.5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5.5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5.5% Annual Increase Amount is $170,814 ($100,000 increased by 5.5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5.5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5.5% a year adjusted for withdrawals and charges "the 5.5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5.5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5.5% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")



    Example
    -------



  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Max rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Max rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






       Graphic Example: Determining your guaranteed lifetime income stream
       -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Annuity Table to determine your lifetime annuity payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]







     (4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Max rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5.5% Annual Increase Amount ($170,814) is greater than the Highest Anniversary Value ($155,000), the 5.5% Annual Increase Amount ($170,814) is used as the income base. The income base of $170,814 is applied to the LIS Annuity Table. This yields annuity payments of $559 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $170,814 would yield monthly payments of $641; if the owner were age 75, the income base of $170,814 would yield monthly payments of $752.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 5.5% Annual Increase
      Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Max may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






     (5) THE GUARANTEED PRINCIPAL OPTION



    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



    2) The LIS Max rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.




    3) The LIS Max allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.




[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


     (6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The 5.5% Annual Increase Amount increases to $105,500 on the first anniversary ($100,000 increased by 5.5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5.5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5.5% Annual Increase Amount automatically resets from $105,500 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Max is reset to 10 years from the first contract anniversary;


   (3) The LIS Max rider charge is reset to the fee we charge new contract owners for the same LIS Max rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5.5% Annual Increase Amount increases to $116,050 on the second anniversary ($110,000 increased by 5.5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5.5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5.5% Annual Increase Amount automatically resets from $116,050 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Max is reset to 10 years from the second contract anniversary;


   (3) The LIS Max rider charge is reset to the fee we charge new contract owners for the same LIS Max rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5.5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:



   (1) The 5.5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Max is reset to 10 years from the date of the Optional Reset;


   (3) The LIS Max rider charge is reset to the fee we charge new contract owners for the same LIS Max rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5.5% Annual Increase Amount increases to $179,350 on the eighth anniversary ($170,000 increased by 5.5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 3.5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 3.5% Annual Increase Amount remains at $179,350 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5.5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Max remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The LIS Max rider charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]







(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES

The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2011 and the LIS Max rider is selected. Assume that on the first contract anniversary (September 1, 2012), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2012 with respect to this contract is $6,000, and the required minimum distribution amount for 2013 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2012) and the second contract anniversary (September 1, 2013) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:

   (a) 5.5%;


   (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program (up to a maximum of 5.5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or



   (c) the required minimum distribution amount for 2012 ($6,000) or for 2013 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2012 ($100,000).

Because $7,200 (the required minimum distribution amount for 2013) is greater than $6,000 (the required minimum distribution amount for 2012), (c) is equal to $7,200 divided by $100,000, or 7.2%.


    Withdrawals Through the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------


  If the contract owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2012 through August 2013). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2013, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2012, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2012 divided by 12). From January through August 2013, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2013 divided by 12). The owner receives $2,000 in 2012 and $4,800 in 2013, for a total of $6,800.)


    Withdrawals Outside the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------


  If the contract owner withdraws the $6,000 required minimum distribution amount for 2012 in December 2012 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract owner withdraws the $7,200 required minimum distribution amount for 2013 in January 2013 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


    Withdrawals in Excess of the Required Minimum Distribution Amounts
    ------------------------------------------------------------------



  Assume the contract owner withdraws $7,250 on September 1, 2012 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2012 and 2013, the annual increase rate will be 5.5% and the Annual Increase Amount on the second contract anniversary (September 1, 2013) will be $97,851.25. On September 1, 2012, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary

    (September 1, 2012) will be $97,851.25 ($92,750 increased by 5.5% per year compounded annually).



    No Withdrawals
    --------------


  If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2013 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F


LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution (LIS). The LIS Plus II rider is currently only available in Nevada. The LIS Plus I is no longer available. The LIS is no longer available. (Unless otherwise noted, these examples are for the Lifetime Income Solution Plus II rider.) Example (7) shows how required minimum distributions affect the income base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------




    Assume the initial purchase payment is $100,000 and the LIS Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is

     $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------




    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]









    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------




    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]








(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's

     81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]








  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]









(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the LIS Annuity Table. This yields annuity payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the owner were age 75, the income base of $162,889 would yield monthly payments of $717.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]









    With the LIS Plus II, the income base is applied to special, conservative
      LIS Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.


[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) The LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.




[GRAPHIC APPEARS HERE]









    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP - LIS PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;

   (3) The LIS Plus II rider charge is reset to the fee we charge new contract owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge is reset to the fee we charge new contract owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The LIS Plus II rider charge is reset to the fee we charge new contract owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]









(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES -  LIS PLUS II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2011 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2012), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2012 with respect to this contract is $6,000, and the required minimum distribution amount for 2013 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2012) and the second contract anniversary (September 1, 2013) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:


   (a) 5%;


   (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or


   (c) the required minimum distribution amount for 2012 ($6,000) or for 2013 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2012 ($100,000).


Because $7,200 (the required minimum distribution amount for 2013) is greater than $6,000 (the required minimum distribution amount for 2012), (c) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2012 through August 2013). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2013, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2012, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2012 divided by 12). From January through August 2013, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2013 divided by 12). The owner receives $2,000 in 2012 and $4,800 in 2013, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract owner withdraws the $6,000 required minimum distribution amount for 2012 in December 2012 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract owner withdraws the $7,200 required minimum distribution amount for 2013 in January 2013 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------

  Assume the contract owner withdraws $7,250 on September 1, 2012 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2012 and 2013, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2013) will be $97,387.50. On September 1, 2012, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  No Withdrawals
  --------------


  If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2013 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX G


GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) Our Guaranteed Withdrawal Benefit riders are no longer for sale. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal during a contract year in which the owner (or oldest joint owner, or annuitant if the owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal during a contract year in which the owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before the contract year in which the owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]








Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed

Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]







D.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]








Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]









Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX H

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2011              $100,000
   B    Account Value                                 10/1/2012              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2012           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2013              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2013              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2013              $  9,000
   G    Percentage Reduction in Account               10/2/2013                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2013              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2013           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2013              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/13 and 10/2/13 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2011              $100,000
   B    Account Value                                       10/1/2012              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2012           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2013              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2013              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2013              $  9,000
   G    Percentage Reduction in Account                     10/2/2013                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2013              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2013           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2013              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/13 and 10/2/13 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2011             $100,000
    B    Account Value                              10/1/2012 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2012             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2012             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2012          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2013 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2013             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2013          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2013             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2013             $  9,000
    G    Percentage Reduction in Account                    10/2/2013                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2013             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2013          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2013          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2013             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/13 and 10/02/13 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The Enhanced Death Benefit II rider is no longer available for purchase.


The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the death benefit base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual

  Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2011 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2012), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2012 with respect to this contract is $6,000, and the required minimum distribution amount for 2013 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2012) and the second contract anniversary (September 1, 2013) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:


 (a) 5%;


 (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or


 (c) the required minimum distribution amount for 2012 ($6,000) or for 2013 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2012 ($100,000).


Because $7,200 (the required minimum distribution amount for 2013) is greater than $6,000 (the required minimum distribution amount for 2012), (c) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2012 through August 2013). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2013, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2012, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2012 divided by 12). From January through August 2013, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2013 divided by 12). The owner receives $2,000 in 2012 and $4,800 in 2013, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract owner withdraws the $6,000 required minimum distribution amount for 2012 in December 2012 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract owner withdraws the $7,200 required minimum distribution amount for 2013 in January 2013 and makes no other withdrawals from September 2012 through August 2013, the Annual Increase Amount on September 1, 2013 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract owner withdraws $7,250 on September 1, 2012 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2012 and 2013, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2013) will be $97,387.50. On September 1, 2012, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2013) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2013 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2012 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2011, AS REVISED AND REPRINTED ________________, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2011, AS REVISED
________________.


SAI-1011MOA

TABLE OF CONTENTS                                                         PAGE


COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       5
  .
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions        8
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    10
FINANCIAL STATEMENTS....................    84

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2010, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2010, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors Insurance Company, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of General American Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2010, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2010, filed on February 25, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(ii) Amendment No. 1 on Form 10-K/A filed with the SEC on March 1, 2011 (File No. 001-15787) to MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2010, can be be viewed on the SEC website at www.sec.gov;



(iii) The unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2011, filed with the SEC on May 10, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(iv) The unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended June 30, 2011, filed with the SEC on August 5, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(v) MetLife's Current Report on Form 8-K filed with the SEC on August 15, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2010             $67,733,296              $0
2009             $74,046,968              $0
2008             $85,020,359              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2010 ranged from $531 to $ 17,875,819*. The amount of commissions paid to selected selling firms during 2010 ranged from $183 to $34,115,919. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2010 ranged from $714 to $51,991,738*.


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2010 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.

Associated Securities Corp.
AXA Advisors LLC
Bancwest Investment Services, Inc.
Capital Investment Brokerage, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.
Infinex Investments, Inc.
InterSecurities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Investment Professionals, Inc.
Investors Captial Corp.
Janney Montgomery Scott, LLC

J.J.B. Hilliard, W.L. Lyons, LLC
J. P. Turner & Company
Key Investment Services LLC
Lincoln Financial Advisors, Corp.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
Merrill Lynch, Inc.
Merrill Lynch Insurance Group
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Inc.
M&T Securities Inc.
National Planning Holdings Corporation
National Securities Corp.
NEXT Financial Group
NFP Securities, Inc.
Oppenheimer & Co., Inc.
Pacific West Securities, Inc.
Planning Corporation of America
PNC Investments LLC
Primerica
ProEquities, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Robert W. Baird & Co. Incorporated
Royal Alliance Associates, Inc.
Sammons Securities Company, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
SII Investments, Inc.
Sorento Pacific Financial, LLC
StagePoint Financial, Inc.
Stifel Nicolaus & Company
Transamerica Financial Advisors, Inc.
Tower Square Securities, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners Financial Services of America
UVEST Financial Services Group, Inc.
Valmark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisers, LLC
Wells Fargo Advisers Financial Network, LLC
Wells Fargo Investments, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2010. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001        6.856401         5.975035       40,728.4650
  01/01/2002    to  12/31/2002        5.975035         4.995807       41,538.1206
  01/01/2003    to  12/31/2003        4.995807         6.393163       28,353.9836
  01/01/2004    to  12/31/2004        6.393163         7.860580       25,204.6173
  01/01/2005    to  12/31/2005        7.860580         9.191596       23,480.1607
  01/01/2006    to  12/31/2006        9.191596        11.687244        8,125.9418
  01/01/2007    to  12/31/2007       11.687244        13.289548        6,844.7814
  01/01/2008    to  12/31/2008       13.289548         7.858207        4,435.4181
  01/01/2009    to  12/31/2009        7.858207        10.537684        4,365.8700
  01/01/2010    to  12/31/2010       10.537684        11.792551        1,874.8661
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.343241        27.311840        2,319.8930
  01/01/2007    to  12/31/2007       27.311840        31.100451       25,162.8607
  01/01/2008    to  12/31/2008       31.100451        18.998443       42,786.4157
  01/01/2009    to  12/31/2009       18.998443        26.806778       41,928.6600
  01/01/2010    to  12/31/2010       26.806778        29.702020       42,200.5953
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.801329        17.175219           40.0366
  01/01/2009    to  12/31/2009       17.175219        27.468558        5,205.8800
  01/01/2010    to  12/31/2010       27.468558        33.340923        5,817.2383
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      192.807148       111.902493        1,062.9484
  01/01/2009    to  12/31/2009      111.902493       154.685057        4,621.0700
  01/01/2010    to  12/31/2010      154.685057       182.028400        5,344.3124
============   ==== ==========      ==========       ==========       ===========

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.949298       42,455.8223
  01/01/2002    to  12/31/2002        8.949298         7.226396      112,763.2999
  01/01/2003    to  12/31/2003        7.226396         9.473402      124,974.7574
  01/01/2004    to  12/31/2004        9.473402        11.133409      108,248.6543
  01/01/2005    to  12/31/2005       11.133409        12.162017       93,238.2754
  01/01/2006    to  12/31/2006       12.162017        14.645525       85,460.6676
  01/01/2007    to  12/31/2007       14.645525        16.765432       72,889.2164
  01/01/2008    to  12/31/2008       16.765432         9.910935       53,374.1063
  01/01/2009    to  12/31/2009        9.910935        13.467231       47,347.5700
  01/01/2010    to  12/31/2010       13.467231        14.475862       42,351.6231
============   ==== ==========       =========        =========      ============
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252        12.992689       13,581.8171
  01/01/2002    to  12/31/2002       12.992689        10.500753       25,896.6334
  01/01/2003    to  12/31/2003       10.500753        13.757864       24,097.1273
  01/01/2004    to  12/31/2004       13.757864        15.827292       18,799.0511
  01/01/2005    to  12/31/2005       15.827292        17.084698       17,072.9438
  01/01/2006    to  12/31/2006       17.084698        19.131579       28,970.6575
  01/01/2007    to  12/31/2007       19.131579        20.939553       41,260.0831
  01/01/2008    to  12/31/2008       20.939553        11.974627       35,469.7857
  01/01/2009    to  12/31/2009       11.974627        15.566243       26,807.9100
  01/01/2010    to  12/31/2010       15.566243        16.575788       25,791.4761
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.465746        19.573675            0.0000
  01/01/2010    to  12/31/2010       19.573675        22.469115        1,787.2894
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.528437         9.044594        2,506.0600
  01/01/2010    to  12/31/2010        9.044594        10.076946        2,506.0607
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.526342         9.619781            0.0000
  01/01/2009    to  12/31/2009        9.619781        12.851514        1,728.3900
  01/01/2010    to  12/31/2010       12.851514        14.795142        2,854.5693
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.497309        10.044224        1,145.2836
  01/01/2009    to  12/31/2009       10.044224        12.824836        4,462.5400
  01/01/2010    to  12/31/2010       12.824836        15.164072        6,988.7346
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.200595       11,314.1432
  01/01/2002    to  12/31/2002       17.200595        12.771177       38,573.8380
  01/01/2003    to  04/25/2003       12.771177        13.289084       39,827.0515
============   ==== ==========       =========        =========       ===========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.549652       10,826.9799
  01/01/2002    to  12/31/2002       10.549652         8.732960       27,091.9037
  01/01/2003    to  04/25/2003        8.732960         8.499764       30,343.3632
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.224562        16.229602       36,522.9439
  01/01/2008    to  12/31/2008       16.229602         9.928645       31,061.5290
  01/01/2009    to  12/31/2009        9.928645        13.463646       26,318.1200
  01/01/2010    to  12/31/2010       13.463646        16.401324       26,836.1574
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.311208       13,768.8482
  01/01/2002    to  12/31/2002       14.311208        11.182992       30,037.3800
  01/01/2003    to  12/31/2003       11.182992        14.224002       32,703.9903
  01/01/2004    to  12/31/2004       14.224002        16.688151       35,942.3701
  01/01/2005    to  12/31/2005       16.688151        18.166634       35,084.5073
  01/01/2006    to  12/31/2006       18.166634        20.646723       30,383.9016
  01/01/2007    to  04/27/2007       20.646723        22.486191            0.0000
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.464158        12.186714            0.0000
  01/01/2007    to  04/27/2007       12.186714        13.485704            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST
SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.316609       19,298.6554
  01/01/2003    to  12/31/2003        8.316609        10.021783       19,525.0886
  01/01/2004    to  12/31/2004       10.021783        11.046900       18,351.1392
  01/01/2005    to  12/31/2005       11.046900        11.709635       16,968.7398
  01/01/2006    to  04/30/2006       11.709635        12.259964       16,968.1262
============   ==== ==========       =========        =========       ===========

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.027227        133,581.0799
  01/01/2002    to  12/31/2002       14.027227        13.828757        586,205.0326
  01/01/2003    to  12/31/2003       13.828757        16.338684        823,837.7399
  01/01/2004    to  12/31/2004       16.338684        17.523032      1,033,371.8140
  01/01/2005    to  12/31/2005       17.523032        17.634591        949,612.1777
  01/01/2006    to  12/31/2006       17.634591        19.085250        826,345.7110
  01/01/2007    to  12/31/2007       19.085250        20.162294        776,732.2684
  01/01/2008    to  12/31/2008       20.162294        16.272209        646,951.4709
  01/01/2009    to  12/31/2009       16.272209        22.067515        551,079.0500
  01/01/2010    to  12/31/2010       22.067515        24.717744        447,284.2618
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.036982        136,016.1721
  01/01/2004    to  12/31/2004       12.036982        14.051196        513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737        540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975        505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.644275         34,977.5636
  01/01/2002    to  12/31/2002       10.644275         7.479024        119,431.4392
  01/01/2003    to  04/25/2003        7.479024         7.607581        120,080.0168
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       46.992590        52.338734         27,090.1679
  01/01/2005    to  12/31/2005       52.338734        53.804724         23,259.2605
  01/01/2006    to  12/31/2006       53.804724        62.967921         20,740.7457
  01/01/2007    to  12/31/2007       62.967921        64.937964         17,001.4189
  01/01/2008    to  12/31/2008       64.937964        41.084187         15,093.6352
  01/01/2009    to  12/31/2009       41.084187        48.343683         13,100.7100
  01/01/2010    to  12/31/2010       48.343683        56.240351         11,402.8507
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001        7.933381         7.189086        306,436.8433
  01/01/2002    to  12/31/2002        7.189086         4.971268        435,717.1476
  01/01/2003    to  12/31/2003        4.971268         6.165467        351,010.7452
  01/01/2004    to  04/30/2004        6.165467         6.063171        347,985.0710
============   ==== ==========       =========        =========      ==============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356        41.537310        166,615.9693
  01/01/2002    to  12/31/2002       41.537310        33.723155        704,938.6287
  01/01/2003    to  12/31/2003       33.723155        43.713963        924,314.7334
  01/01/2004    to  12/31/2004       43.713963        48.824557      1,143,502.4780
  01/01/2005    to  12/31/2005       48.824557        50.054478      1,046,781.0216
  01/01/2006    to  12/31/2006       50.054478        58.458795        923,172.8427
  01/01/2007    to  12/31/2007       58.458795        60.118473        784,605.6053
  01/01/2008    to  12/31/2008       60.118473        37.952609        646,177.3350
  01/01/2009    to  12/31/2009       37.952609        44.553130        561,744.8900
  01/01/2010    to  12/31/2010       44.553130        51.694390        489,468.7292
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        6.419695         4.960683         18,408.5545
  01/01/2003    to  12/31/2003        4.960683         6.140028         27,838.7046
  01/01/2004    to  04/30/2004        6.140028         6.031695         27,574.2327
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.676785          9,615.7468
  01/01/2003    to  12/31/2003       10.676785        13.248742         16,430.0481
  01/01/2004    to  04/30/2004       13.248742        13.486849         13,811.6091
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.303072         12,961.9952
  01/01/2004    to  12/31/2004       11.303072        12.452441         22,372.6162
  01/01/2005    to  12/31/2005       12.452441        12.992879         19,066.1516
  01/01/2006    to  12/31/2006       12.992879        14.933036         19,505.3477
  01/01/2007    to  12/31/2007       14.933036        13.911860         16,501.4795
  01/01/2008    to  12/31/2008       13.911860         8.455946         10,375.7319
  01/01/2009    to  12/31/2009        8.455946        10.883933          5,048.4600
  01/01/2010    to  04/30/2010       10.883933        11.649207              0.0000
============   ==== ==========       =========        =========      ==============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.518635        137,565.6334
  01/01/2002    to  12/31/2002       17.518635        15.705725        542,512.6428
  01/01/2003    to  12/31/2003       15.705725        19.602746        721,591.4358
  01/01/2004    to  12/31/2004       19.602746        24.198985        955,290.4438
  01/01/2005    to  12/31/2005       24.198985        25.925556        897,255.4014
  01/01/2006    to  12/31/2006       25.925556        28.836648        794,435.4511
  01/01/2007    to  12/31/2007       28.836648        28.762743        812,536.9991
  01/01/2008    to  12/31/2008       28.762743        17.460534        627,224.8699
  01/01/2009    to  12/31/2009       17.460534        21.906633        539,896.0500
  01/01/2010    to  12/31/2010       21.906633        27.266182        472,643.4225
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.036982        136,016.1721
  01/01/2004    to  12/31/2004       12.036982        14.051196        513,427.3816
  01/01/2005    to  12/31/2005       14.051196        14.482737        540,428.1886
  01/01/2006    to  12/31/2006       14.482737        16.478975        505,452.8867
  01/01/2007    to  04/27/2007       16.478975        17.589128              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001        6.660402         5.955311        274,773.9798
  01/01/2002    to  12/31/2002        5.955311         4.466666        346,049.7750
  01/01/2003    to  12/31/2003        4.466666         5.736291        286,413.0548
  01/01/2004    to  12/31/2004        5.736291         6.064471        254,985.1526
  01/01/2005    to  12/31/2005        6.064471         6.544617        212,094.3961
  01/01/2006    to  12/31/2006        6.544617         6.898205         98,774.9824
  01/01/2007    to  04/27/2007        6.898205         7.377616              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         6.625236         26,938.5909
  01/01/2009    to  12/31/2009        6.625236         8.203846        127,735.9500
  01/01/2010    to  12/31/2010        8.203846         9.031096        146,089.9046
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         7.060359          6,333.5947
  01/01/2009    to  12/31/2009        7.060359         8.999364         23,170.6400
  01/01/2010    to  12/31/2010        8.999364         9.819603         28,359.2386
============   ==== ==========       =========        =========        ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069         6.594248          9,433.9541
  01/01/2009    to  12/31/2009        6.594248         8.671323         19,046.4000
  01/01/2010    to  12/31/2010        8.671323         9.256428         29,967.0410
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.853812        12.313544            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.642930         6.281571            0.0000
  01/01/2009    to  12/31/2009        6.281571        10.522694        5,310.9900
  01/01/2010    to  12/31/2010       10.522694        12.901837       12,518.5864
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.316175       10,860.8949
  01/01/2003    to  12/31/2003        7.316175         9.578760       69,285.6328
  01/01/2004    to  12/31/2004        9.578760        11.355154      151,214.5322
  01/01/2005    to  12/31/2005       11.355154        13.108316      174,613.6564
  01/01/2006    to  12/31/2006       13.108316        16.450281      199,163.5196
  01/01/2007    to  12/31/2007       16.450281        18.478148      183,893.7375
  01/01/2008    to  12/31/2008       18.478148        10.559550      154,566.1810
  01/01/2009    to  12/31/2009       10.559550        13.775213      149,892.5400
  01/01/2010    to  12/31/2010       13.775213        15.216330      147,619.6761
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.850233      144,875.3803
  01/01/2002    to  12/31/2002        8.850233         6.632971      484,421.0570
  01/01/2003    to  12/31/2003        6.632971         8.925104      725,631.4895
  01/01/2004    to  12/31/2004        8.925104         9.950699      921,402.3233
  01/01/2005    to  12/31/2005        9.950699        10.318722      848,065.5911
  01/01/2006    to  12/31/2006       10.318722        11.088065      744,606.4015
  01/01/2007    to  12/31/2007       11.088065        13.575168      588,870.1671
  01/01/2008    to  12/31/2008       13.575168         7.167188      461,278.1288
  01/01/2009    to  12/31/2009        7.167188        11.176568      409,553.6100
  01/01/2010    to  12/31/2010       11.176568        14.637811      369,966.0743
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.134349         8.864642        6,125.5060
  01/01/2006    to  12/31/2006        8.864642         9.459242       13,491.9595
  01/01/2007    to  12/31/2007        9.459242        10.718882       40,572.8571
  01/01/2008    to  12/31/2008       10.718882         5.745515       41,079.2153
  01/01/2009    to  12/31/2009        5.745515         8.186557       39,704.5400
  01/01/2010    to  12/31/2010        8.186557         8.880029       39,672.6724
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.874250        12.352817        248,163.8228
  01/01/2005    to  12/31/2005       12.352817        12.523850        249,777.7765
  01/01/2006    to  12/31/2006       12.523850        12.979150        263,055.7008
  01/01/2007    to  12/31/2007       12.979150        13.842163        299,839.1232
  01/01/2008    to  12/31/2008       13.842163        13.780917        303,935.1441
  01/01/2009    to  12/31/2009       13.780917        16.127744        306,703.5500
  01/01/2010    to  12/31/2010       16.127744        17.297806        290,651.9613
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.179722          2,617.8499
  01/01/2002    to  12/31/2002       10.179722        12.228194          9,075.4031
  01/01/2003    to  12/31/2003       12.228194        14.845215          5,878.1068
  01/01/2004    to  04/30/2004       14.845215        14.477379          5,614.1380
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.448794         15,456.1244
  01/01/2002    to  12/31/2002       13.448794        14.480884        108,890.8547
  01/01/2003    to  12/31/2003       14.480884        14.897877        143,846.4615
  01/01/2004    to  11/19/2004       14.897877        15.361238        189,732.3152
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.502400        21.141347          2,530.4207
  01/01/2007    to  12/31/2007       21.141347        22.010585          2,634.1396
  01/01/2008    to  12/31/2008       22.010585        14.657668          2,433.8196
  01/01/2009    to  12/31/2009       14.657668        18.004991        263,640.1200
  01/01/2010    to  12/31/2010       18.004991        20.748686        237,532.5274
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.845203        131,606.5019
  01/01/2003    to  12/31/2003        7.845203        10.691642        339,068.0830
  01/01/2004    to  12/31/2004       10.691642        11.555893        979,927.5024
  01/01/2005    to  12/31/2005       11.555893        12.088937        915,264.6496
  01/01/2006    to  12/31/2006       12.088937        13.165695        869,651.1177
  01/01/2007    to  12/31/2007       13.165695        13.011537        724,731.3320
  01/01/2008    to  12/31/2008       13.011537         7.688459        590,729.8696
  01/01/2009    to  05/01/2009        7.688459         7.616060              0.0000
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.773112       31,246.7263
  01/01/2002    to  12/31/2002       15.773112        11.600408       78,664.9583
  01/01/2003    to  12/31/2003       11.600408        15.320972       88,797.6017
  01/01/2004    to  11/19/2004       15.320972        16.575638      108,712.6368
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.355982        20.179443        3,503.0283
  01/01/2007    to  12/31/2007       20.179443        21.337554        7,212.1315
  01/01/2008    to  12/31/2008       21.337554        18.883922        6,115.3321
  01/01/2009    to  12/31/2009       18.883922        24.919424        5,750.5800
  01/01/2010    to  12/31/2010       24.919424        27.716909        7,007.1907
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.267853        10.240666        1,568.1100
  01/01/2010    to  12/31/2010       10.240666        11.591180          773.0281
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.981497        10.805529        1,490.7400
  01/01/2010    to  12/31/2010       10.805529        12.025358       12,115.4415
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.114853        13.448768       13,044.2800
  01/01/2010    to  12/31/2010       13.448768        14.369890       18,269.4866
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.509085        12.517017      103,520.6082
  01/01/2005    to  12/31/2005       12.517017        13.196677       96,580.5599
  01/01/2006    to  12/31/2006       13.196677        14.770938       84,018.4431
  01/01/2007    to  12/31/2007       14.770938        15.985537       70,279.2903
  01/01/2008    to  12/31/2008       15.985537         9.192641       60,384.9722
  01/01/2009    to  12/31/2009        9.192641        13.037536       49,176.6100
  01/01/2010    to  12/31/2010       13.037536        15.091688       44,043.0757
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.351805       18,134.4240
  01/01/2002    to  12/31/2002       13.351805        10.168840       87,570.9750
  01/01/2003    to  12/31/2003       10.168840        12.799741      101,828.8908
  01/01/2004    to  04/30/2004       12.799741        12.837666      103,037.6112
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.562074       14,089.3784
  01/01/2003    to  12/31/2003        4.562074         6.180843       17,146.6862
  01/01/2004    to  12/31/2004        6.180843         7.220695       18,417.3673
  01/01/2005    to  12/31/2005        7.220695         8.206973       16,933.7200
  01/01/2006    to  12/31/2006        8.206973         8.639326       15,768.4106
  01/01/2007    to  12/31/2007        8.639326        10.076643       11,181.7582
  01/01/2008    to  12/31/2008       10.076643         6.019783        9,620.3883
  01/01/2009    to  12/31/2009        6.019783         8.682994        5,486.5100
  01/01/2010    to  12/31/2010        8.682994        10.992913        5,465.0041
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.879979        13.781727       30,753.0575
  01/01/2005    to  12/31/2005       13.781727        15.129645       23,021.0858
  01/01/2006    to  12/31/2006       15.129645        15.546298       20,585.7937
  01/01/2007    to  12/31/2007       15.546298        16.883425       15,415.2355
  01/01/2008    to  12/31/2008       16.883425        10.660568       14,729.7247
  01/01/2009    to  12/31/2009       10.660568        14.654190       13,143.9500
  01/01/2010    to  12/31/2010       14.654190        19.566718       12,433.4536
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.240714       13,064.3171
  01/01/2002    to  12/31/2002       12.240714         8.655674       35,440.4172
  01/01/2003    to  12/31/2003        8.655674        11.779030       33,900.6548
  01/01/2004    to  04/30/2004       11.779030        12.022498       33,801.4832
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999301        10.514622       68,930.2017
  01/01/2006    to  12/31/2006       10.514622        12.099495      103,021.2049
  01/01/2007    to  12/31/2007       12.099495        11.697576      135,215.3892
  01/01/2008    to  12/31/2008       11.697576         7.433188      133,104.0356
  01/01/2009    to  12/31/2009        7.433188         9.328693      134,907.8900
  01/01/2010    to  12/31/2010        9.328693        10.623664      137,794.1408
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.669429       17,114.9932
  01/01/2004    to  12/31/2004       12.669429        14.820384       22,625.9046
  01/01/2005    to  12/31/2005       14.820384        17.279651       20,749.7668
  01/01/2006    to  12/31/2006       17.279651        19.914145       16,050.1408
  01/01/2007    to  12/31/2007       19.914145        21.732843       12,570.3964
  01/01/2008    to  12/31/2008       21.732843        12.015162        8,670.8233
  01/01/2009    to  12/31/2009       12.015162        14.520845        7,782.1000
  01/01/2010    to  12/31/2010       14.520845        15.385763        7,464.5568
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       50.697260        51.100245        1,235.8950
  01/01/2006    to  12/31/2006       51.100245        52.765034        4,706.0098
  01/01/2007    to  12/31/2007       52.765034        55.466609        9,360.9442
  01/01/2008    to  12/31/2008       55.466609        52.980310       11,745.2651
  01/01/2009    to  12/31/2009       52.980310        57.356052       22,619.4700
  01/01/2010    to  12/31/2010       57.356052        61.459508       14,616.6162
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.705183        12.283077       28,699.6500
  01/01/2010    to  12/31/2010       12.283077        14.593026       24,752.5499
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.605437        17.434652       35,510.0702
  01/01/2008    to  12/31/2008       17.434652         9.915327       31,665.3122
  01/01/2009    to  05/01/2009        9.915327         9.447595            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.182166        10.327047       26,007.3429
  01/01/2006    to  12/31/2006       10.327047        10.705887       59,372.0238
  01/01/2007    to  12/31/2007       10.705887        11.125821       82,202.0296
  01/01/2008    to  12/31/2008       11.125821        11.318122      199,359.2385
  01/01/2009    to  12/31/2009       11.318122        11.250744      121,930.5800
  01/01/2010    to  12/31/2010       11.250744        11.155518       69,299.1832
============   ==== ==========       =========        =========      ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.189798        5,442.8578
  01/01/2002    to  12/31/2002       10.189798        10.214310       24,860.6231
  01/01/2003    to  12/31/2003       10.214310        10.171848       46,064.0727
  01/01/2004    to  12/31/2004       10.171848        10.150202       34,005.4836
  01/01/2005    to  04/30/2005       10.150202        10.181720            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.388549      132,667.4260
  01/01/2003    to  12/31/2003        8.388549        10.873980      311,927.5466
  01/01/2004    to  12/31/2004       10.873980        12.090765      568,426.8845
  01/01/2005    to  12/31/2005       12.090765        13.203855      534,768.4937
  01/01/2006    to  12/31/2006       13.203855        14.978417      500,483.5654
  01/01/2007    to  12/31/2007       14.978417        15.509169      445,455.1615
  01/01/2008    to  12/31/2008       15.509169         9.310002      371,250.6610
  01/01/2009    to  12/31/2009        9.310002        12.169289      310,128.2700
  01/01/2010    to  12/31/2010       12.169289        13.492168      284,861.3081
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.292553        13.614136       94,985.1653
  01/01/2006    to  12/31/2006       13.614136        13.839926       80,442.1203
  01/01/2007    to  12/31/2007       13.839926        15.284962       69,561.6990
  01/01/2008    to  12/31/2008       15.284962         9.616591       52,806.0793
  01/01/2009    to  12/31/2009        9.616591        13.307576       44,947.4500
  01/01/2010    to  12/31/2010       13.307576        14.687819       41,373.9244
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.775123       39,772.0530
  01/01/2004    to  12/31/2004       11.775123        12.220056       97,686.8680
  01/01/2005    to  04/30/2005       12.220056        11.260026            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.949416        11.594040       11,456.8397
  01/01/2008    to  12/31/2008       11.594040         6.746919       15,683.1373
  01/01/2009    to  12/31/2009        6.746919         8.675092       16,336.6400
  01/01/2010    to  12/31/2010        8.675092        11.298050       16,477.8377
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.743279        14.356567          485.0500
  01/01/2010    to  12/31/2010       14.356567        17.450652          747.5183
============   ==== ==========       =========        =========      ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.687422        11.663377        788,827.2061
  01/01/2005    to  12/31/2005       11.663377        11.894625        740,854.5961
  01/01/2006    to  12/31/2006       11.894625        13.201650        681,087.6450
  01/01/2007    to  12/31/2007       13.201650        13.628272        601,504.6846
  01/01/2008    to  12/31/2008       13.628272        10.492861        511,854.0469
  01/01/2009    to  12/31/2009       10.492861        12.308364        478,165.4000
  01/01/2010    to  12/31/2010       12.308364        13.399970        441,153.8333
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.865709        11.805845          3,478.1709
  01/01/2009    to  12/31/2009       11.805845        14.115578         23,979.4300
  01/01/2010    to  12/31/2010       14.115578        15.560798         33,154.8295
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.025738        17.662270         22,230.6070
  01/01/2006    to  12/31/2006       17.662270        20.376784         49,541.9598
  01/01/2007    to  12/31/2007       20.376784        21.468496         48,029.6427
  01/01/2008    to  12/31/2008       21.468496        12.653064         30,708.4169
  01/01/2009    to  12/31/2009       12.653064        17.539462         23,684.9900
  01/01/2010    to  12/31/2010       17.539462        20.160891         37,539.2534
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.042921        19.039731              0.0000
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.081867         90,053.3196
  01/01/2004    to  12/31/2004       12.081867        13.395028        199,866.9569
  01/01/2005    to  12/31/2005       13.395028        14.013226        193,131.3753
  01/01/2006    to  12/31/2006       14.013226        16.513269        184,204.6804
  01/01/2007    to  12/31/2007       16.513269        16.894721        180,238.5656
  01/01/2008    to  12/31/2008       16.894721        11.534720        140,896.8309
  01/01/2009    to  12/31/2009       11.534720        14.576600        108,341.6300
  01/01/2010    to  12/31/2010       14.576600        16.275309        100,743.9554
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.560000        13.197942              0.0000
  01/01/2007    to  12/31/2007       13.197942        13.463417              0.0000
  01/01/2008    to  12/31/2008       13.463417         7.900983              0.0000
  01/01/2009    to  12/31/2009        7.900983        10.391669         20,324.6000
  01/01/2010    to  12/31/2010       10.391669        12.003957         20,948.8438
============   ==== ==========       =========        =========        ============

                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.610000        12.270668       70,460.3114
  01/01/2007    to  12/31/2007       12.270668        12.760291       27,216.4090
  01/01/2008    to  12/31/2008       12.760291         8.611463       47,365.5203
  01/01/2009    to  12/31/2009        8.611463        10.958058       73,586.3600
  01/01/2010    to  12/31/2010       10.958058        12.341414      136,093.7861
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.721561        11.292642            0.0000
  01/01/2007    to  12/31/2007       11.292642        11.859319            0.0000
  01/01/2008    to  12/31/2008       11.859319         9.330439            0.0000
  01/01/2009    to  12/31/2009        9.330439        11.370768       21,612.2700
  01/01/2010    to  12/31/2010       11.370768        12.503726       30,941.3601
============   ==== ==========       =========        =========      ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.230000        12.937930       28,817.6413
  01/01/2007    to  12/31/2007       12.937930        13.431083       31,592.7239
  01/01/2008    to  12/31/2008       13.431083         8.274323       29,039.7032
  01/01/2009    to  12/31/2009        8.274323        10.673651       26,950.9500
  01/01/2010    to  12/31/2010       10.673651        12.222635       48,848.1365
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.140000        11.743854       40,765.8059
  01/01/2007    to  12/31/2007       11.743854        12.366671       68,761.1454
  01/01/2008    to  12/31/2008       12.366671         9.022149       52,446.0455
  01/01/2009    to  12/31/2009        9.022149        11.279399       79,533.8300
  01/01/2010    to  12/31/2010       11.279399        12.570692      121,805.4652
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.093103        27.049099        1,312.2031
  01/01/2007    to  12/31/2007       27.049099        30.770328       74,954.6647
  01/01/2008    to  12/31/2008       30.770328        18.777897      197,092.9401
  01/01/2009    to  12/31/2009       18.777897        26.469113      364,791.9400
  01/01/2010    to  12/31/2010       26.469113        29.298602      515,235.0504
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.464894        16.992711       28,562.4325
  01/01/2009    to  12/31/2009       16.992711        27.149527       99,860.4300
  01/01/2010    to  12/31/2010       27.149527        32.920793      134,786.6688
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      188.190612       109.148895       19,469.1387
  01/01/2009    to  12/31/2009      109.148895       150.727907       79,436.1300
  01/01/2010    to  12/31/2010      150.727907       177.194644      102,573.2508
============   ==== ==========      ==========       ==========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       17.184988        19.062053       78,134.6702
  01/01/2007    to  12/31/2007       19.062053        19.324014      185,193.1430
  01/01/2008    to  12/31/2008       19.324014        11.039651      210,180.6998
  01/01/2009    to  12/31/2009       11.039651        14.336489      191,482.0300
  01/01/2010    to  12/31/2010       14.336489        15.251033      173,332.6042
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.270801        19.314209        3,628.3900
  01/01/2010    to  12/31/2010       19.314209        22.149122       10,629.3652
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.445105         8.938588       21,346.4500
  01/01/2010    to  12/31/2010        8.938588         9.948894       52,382.3184
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.456458         9.574904       10,720.5123
  01/01/2009    to  12/31/2009        9.574904        12.778769       11,165.6700
  01/01/2010    to  12/31/2010       12.778769        14.696713       14,346.9472
============   ==== ==========      ==========       ==========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.456994        10.007427       13,265.8411
  01/01/2009    to  12/31/2009       10.007427        12.765074       40,210.0900
  01/01/2010    to  12/31/2010       12.765074        15.078338       55,876.2016
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.123552        16.128812      104,420.1881
  01/01/2008    to  12/31/2008       16.128812         9.857069      109,273.6698
  01/01/2009    to  12/31/2009        9.857069        13.353227       95,743.8500
  01/01/2010    to  12/31/2010       13.353227        16.250571       95,603.1899
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.134836        15.276856       10,708.4664
  01/01/2005    to  12/31/2005       15.276856        16.613740       33,727.9135
  01/01/2006    to  12/31/2006       16.613740        18.863010       68,522.0611
  01/01/2007    to  04/27/2007       18.863010        20.536872            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.452302        12.166044          197.8459
  01/01/2007    to  04/27/2007       12.166044        13.458449            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.538502        17.673472      159,643.6458
  01/01/2005    to  12/31/2005       17.673472        17.768260      393,966.6567
  01/01/2006    to  12/31/2006       17.768260        19.210751      475,015.5564
  01/01/2007    to  12/31/2007       19.210751        20.274485      645,984.9469
  01/01/2008    to  12/31/2008       20.274485        16.346342      629,602.0484
  01/01/2009    to  12/31/2009       16.346342        22.145915      650,083.5500
  01/01/2010    to  12/31/2010       22.145915        24.780781      619,671.0816
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753      231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164      698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707      876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092           67.5449
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       44.719253        49.690285        141,989.4112
  01/01/2005    to  12/31/2005       49.690285        50.891240        330,286.7296
  01/01/2006    to  12/31/2006       50.891240        59.376826        399,124.2698
  01/01/2007    to  12/31/2007       59.376826        61.001192        410,159.3982
  01/01/2008    to  12/31/2008       61.001192        38.471134        429,859.4254
  01/01/2009    to  12/31/2009       38.471134        45.116662        472,113.5200
  01/01/2010    to  12/31/2010       45.116662        52.295972        456,830.3455
============   ==== ==========       =========        =========      ==============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       48.043279        52.306131          2,888.9139
  01/01/2005    to  12/31/2005       52.306131        54.521838         10,209.8048
  01/01/2006    to  12/31/2006       54.521838        62.600848         11,322.3539
  01/01/2007    to  12/31/2007       62.600848        58.261326         10,298.5835
  01/01/2008    to  12/31/2008       58.261326        35.376966          8,602.1399
  01/01/2009    to  12/31/2009       35.376966        45.489365          5,150.7800
  01/01/2010    to  04/30/2010       45.489365        48.671859              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.796664        24.302013        132,332.0102
  01/01/2005    to  12/31/2005       24.302013        26.009990        364,611.2364
  01/01/2006    to  12/31/2006       26.009990        28.901726        436,738.9855
  01/01/2007    to  12/31/2007       28.901726        28.798677        727,734.9358
  01/01/2008    to  12/31/2008       28.798677        17.464781        668,746.9634
  01/01/2009    to  12/31/2009       17.464781        21.890051        628,659.6800
  01/01/2010    to  12/31/2010       21.890051        27.218344        611,084.4095
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014        14.027753        231,975.4351
  01/01/2005    to  12/31/2005       14.027753        14.444164        698,771.1179
  01/01/2006    to  12/31/2006       14.444164        16.418707        876,895.5905
  01/01/2007    to  04/27/2007       16.418707        17.519092             67.5449
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         6.620666        228,554.2176
  01/01/2009    to  12/31/2009        6.620666         8.189993      1,004,432.1000
  01/01/2010    to  12/31/2010        8.189993         9.006842      1,573,368.8568
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         7.055493        676,921.2757
  01/01/2009    to  12/31/2009        7.055493         8.984175      1,839,369.9200
  01/01/2010    to  12/31/2010        8.984175         9.793239      2,177,123.8819
============   ==== ==========       =========        =========      ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959         6.589701       70,643.1082
  01/01/2009    to  12/31/2009        6.589701         8.656683      175,511.1300
  01/01/2010    to  12/31/2010        8.656683         9.231572      232,228.9954
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.841875        12.292994       12,066.5288
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.615629         6.264735       16,101.0419
  01/01/2009    to  12/31/2009        6.264735        10.484007       61,231.8300
  01/01/2010    to  12/31/2010       10.484007        12.841577      110,555.9205
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.888731        11.388069       66,330.2692
  01/01/2005    to  12/31/2005       11.388069        13.133216      197,472.0601
  01/01/2006    to  12/31/2006       13.133216        16.465107      286,226.8781
  01/01/2007    to  12/31/2007       16.465107        18.476214      241,307.5681
  01/01/2008    to  12/31/2008       18.476214        10.547833      234,096.7201
  01/01/2009    to  12/31/2009       10.547833        13.746171      269,042.8000
  01/01/2010    to  12/31/2010       13.746171        15.169092      357,829.1781
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.912926         9.926723       64,946.2135
  01/01/2005    to  12/31/2005        9.926723        10.283600      152,622.3844
  01/01/2006    to  12/31/2006       10.283600        11.039306      259,528.9309
  01/01/2007    to  12/31/2007       11.039306        13.501893      291,196.3282
  01/01/2008    to  12/31/2008       13.501893         7.121331      314,628.6376
  01/01/2009    to  12/31/2009        7.121331        11.093963      415,270.1600
  01/01/2010    to  12/31/2010       11.093963        14.515122      456,943.1328
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.100102         8.821475      119,764.8749
  01/01/2006    to  12/31/2006        8.821475         9.403797      323,314.4077
  01/01/2007    to  12/31/2007        9.403797        10.645350      387,043.1565
  01/01/2008    to  12/31/2008       10.645350         5.700361      401,741.6968
  01/01/2009    to  12/31/2009        5.700361         8.114102      449,459.5800
  01/01/2010    to  12/31/2010        8.114102         8.792647      477,620.0525
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.836057        12.304923          71,702.4282
  01/01/2005    to  12/31/2005       12.304923        12.462858         264,511.0364
  01/01/2006    to  12/31/2006       12.462858        12.903065         424,843.4271
  01/01/2007    to  12/31/2007       12.903065        13.747193         530,325.9477
  01/01/2008    to  12/31/2008       13.747193        13.672654         758,991.6608
  01/01/2009    to  12/31/2009       13.672654        15.985061       1,359,657.8700
  01/01/2010    to  12/31/2010       15.985061        17.127641       1,947,045.3733
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.081245        15.613289          35,945.2686
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.265198        20.870375           1,493.2981
  01/01/2007    to  12/31/2007       20.870375        21.706638           3,905.2481
  01/01/2008    to  12/31/2008       21.706638        14.440738          12,107.9294
  01/01/2009    to  12/31/2009       14.440738        17.720787         351,356.1200
  01/01/2010    to  12/31/2010       17.720787        20.400781         342,685.2265
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.707428        11.525072         178,080.7079
  01/01/2005    to  12/31/2005       11.525072        12.044679         596,909.8314
  01/01/2006    to  12/31/2006       12.044679        13.104419         816,839.3714
  01/01/2007    to  12/31/2007       13.104419        12.937958         770,507.4979
  01/01/2008    to  12/31/2008       12.937958         7.637295         689,484.0452
  01/01/2009    to  05/01/2009        7.637295         7.562857               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.378163        16.557652             141.2952
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.128257        19.928818           4,351.8578
  01/01/2007    to  12/31/2007       19.928818        21.051381           8,205.4438
  01/01/2008    to  12/31/2008       21.051381        18.611977          31,673.0825
  01/01/2009    to  12/31/2009       18.611977        24.536038          42,776.9400
  01/01/2010    to  12/31/2010       24.536038        27.263219          51,197.6592
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.238158        10.197163             872.4500
  01/01/2010    to  12/31/2010       10.197163        11.530415           4,043.4780
============   ==== ==========       =========        =========       ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.949248        10.759634        311,629.4900
  01/01/2010    to  12/31/2010       10.759634        11.962324        961,961.5015
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.042214        13.359313         98,105.0100
  01/01/2010    to  12/31/2010       13.359313        14.260043        320,198.5640
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999219        10.507572        349,342.3719
  01/01/2006    to  12/31/2006       10.507572        12.079337        779,287.1150
  01/01/2007    to  12/31/2007       12.079337        11.666352        925,836.7367
  01/01/2008    to  12/31/2008       11.666352         7.405894      1,005,413.5891
  01/01/2009    to  12/31/2009        7.405894         9.286386      1,239,941.8700
  01/01/2010    to  12/31/2010        9.286386        10.567034      1,341,700.4389
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.609498        49.970703          1,954.8845
  01/01/2006    to  12/31/2006       49.970703        51.547282         14,887.9227
  01/01/2007    to  12/31/2007       51.547282        54.132083         33,945.8649
  01/01/2008    to  12/31/2008       54.132083        51.653777         54,149.8644
  01/01/2009    to  12/31/2009       51.653777        55.864084        120,132.9200
  01/01/2010    to  12/31/2010       55.864084        59.800983        156,881.7053
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       23.561882        29.800754          2,800.0200
  01/01/2010    to  12/31/2010       29.800754        35.369721          6,068.4573
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.153025        10.290668         33,306.5976
  01/01/2006    to  12/31/2006       10.290668        10.657546         46,552.2212
  01/01/2007    to  12/31/2007       10.657546        11.064457        104,565.7642
  01/01/2008    to  12/31/2008       11.064457        11.244417        188,405.0495
  01/01/2009    to  12/31/2009       11.244417        11.166304        288,308.2000
  01/01/2010    to  12/31/2010       11.166304        11.060725        211,753.7872
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.135465        10.124536              0.0000
  01/01/2005    to  04/30/2005       10.124536        10.152663              0.0000
============   ==== ==========       =========        =========      ==============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.078700        32.479934       43,305.7727
  01/01/2005    to  12/31/2005       32.479934        35.434737      125,433.3432
  01/01/2006    to  12/31/2006       35.434737        40.157012      203,819.8255
  01/01/2007    to  12/31/2007       40.157012        41.538159      217,833.4151
  01/01/2008    to  12/31/2008       41.538159        24.909874      271,311.7190
  01/01/2009    to  12/31/2009       24.909874        32.527645      328,475.9000
  01/01/2010    to  12/31/2010       32.527645        36.027589      347,648.6431
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.161962         5.014280      272,810.6210
  01/01/2006    to  12/31/2006        5.014280         5.092360      249,889.3374
  01/01/2007    to  12/31/2007        5.092360         5.618407      216,149.1484
  01/01/2008    to  12/31/2008        5.618407         3.531289      182,170.8581
  01/01/2009    to  12/31/2009        3.531289         4.881766      163,857.8800
  01/01/2010    to  12/31/2010        4.881766         5.382714      153,431.1058
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.302754         4.505307      158,098.5497
  01/01/2005    to  04/30/2005        4.505307         4.150008            0.0000
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.737795        14.339784          582.7900
  01/01/2010    to  12/31/2010       14.339784        17.412856       14,369.0804
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       39.691331        43.287160       60,244.5118
  01/01/2005    to  12/31/2005       43.287160        44.101407      181,072.3004
  01/01/2006    to  12/31/2006       44.101407        48.898652      245,163.4710
  01/01/2007    to  12/31/2007       48.898652        50.428124      246,324.7664
  01/01/2008    to  12/31/2008       50.428124        38.787323      240,906.3437
  01/01/2009    to  12/31/2009       38.787323        45.452941      286,736.0300
  01/01/2010    to  12/31/2010       45.452941        49.434648      294,958.2474
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.701554        11.683001       35,075.5872
  01/01/2009    to  12/31/2009       11.683001        13.954735      174,760.7800
  01/01/2010    to  12/31/2010       13.954735        15.368123      340,192.3465
============   ==== ==========       =========        =========      ============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.903523        17.507015          50,785.4048
  01/01/2006    to  12/31/2006       17.507015        20.177546         141,773.5459
  01/01/2007    to  12/31/2007       20.177546        21.237224         148,087.1081
  01/01/2008    to  12/31/2008       21.237224        12.504179         160,036.3232
  01/01/2009    to  12/31/2009       12.504179        17.315753         171,426.8400
  01/01/2010    to  12/31/2010       17.315753        19.883874         178,828.6041
============   ==== ==========       =========        =========      ===============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.018769        18.998468           5,027.7312
============   ==== ==========       =========        =========      ===============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.078074        13.358946          93,207.5667
  01/01/2005    to  12/31/2005       13.358946        13.961553         274,971.0425
  01/01/2006    to  12/31/2006       13.961553        16.435984         412,046.4437
  01/01/2007    to  12/31/2007       16.435984        16.798749         499,765.6470
  01/01/2008    to  12/31/2008       16.798749        11.457673         454,885.5597
  01/01/2009    to  12/31/2009       11.457673        14.464759         344,462.5100
  01/01/2010    to  12/31/2010       14.464759        16.134305         301,037.8674
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.538871        13.169571           7,083.3601
  01/01/2007    to  12/31/2007       13.169571        13.420976          13,728.7111
  01/01/2008    to  12/31/2008       13.420976         7.868158          37,521.1744
  01/01/2009    to  12/31/2009        7.868158        10.338150          80,140.9500
  01/01/2010    to  12/31/2010       10.338150        11.930210          95,614.2990
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.591477        12.244288         262,690.2659
  01/01/2007    to  12/31/2007       12.244288        12.720065       1,770,919.6819
  01/01/2008    to  12/31/2008       12.720065         8.575693       4,419,617.5305
  01/01/2009    to  12/31/2009        8.575693        10.901635      10,086,481.1900
  01/01/2010    to  12/31/2010       10.901635        12.265608      14,710,264.7860
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.705601        11.268360           3,070.5519
  01/01/2007    to  12/31/2007       11.268360        11.821931          40,622.1982
  01/01/2008    to  12/31/2008       11.821931         9.291690         316,045.2884
  01/01/2009    to  12/31/2009        9.291690        11.312232       1,055,330.2000
  01/01/2010    to  12/31/2010       11.312232        12.426932       1,583,779.7413
============   ==== ==========       =========        =========      ===============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.214412        12.910117        130,854.2179
  01/01/2007    to  12/31/2007       12.910117        13.388744      1,269,502.1884
  01/01/2008    to  12/31/2008       13.388744         8.239949      2,959,065.7283
  01/01/2009    to  12/31/2009        8.239949        10.618684      4,349,103.4800
  01/01/2010    to  12/31/2010       10.618684        12.147548      4,418,755.1888
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.119360        11.718604         13,918.1293
  01/01/2007    to  12/31/2007       11.718604        12.327685        514,413.5535
  01/01/2008    to  12/31/2008       12.327685         8.984678      1,277,750.8877
  01/01/2009    to  12/31/2009        8.984678        11.221329      3,593,661.4700
  01/01/2010    to  12/31/2010       11.221329        12.493483      5,385,903.3170
============   ==== ==========       =========        =========      ==============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.577854          522.5531
  01/01/2002    to  12/31/2002        9.577854         7.996152          642.2007
  01/01/2003    to  12/31/2003        7.996152        10.217395          631.9731
  01/01/2004    to  12/31/2004       10.217395        12.543717          630.9292
  01/01/2005    to  12/31/2005       12.543717        14.645805          629.9827
  01/01/2006    to  12/31/2006       14.645805        18.594523          629.0873
  01/01/2007    to  12/31/2007       18.594523        21.111940          621.1544
  01/01/2008    to  12/31/2008       21.111940        12.464839          620.1018
  01/01/2009    to  12/31/2009       12.464839        16.690028          618.8700
  01/01/2010    to  12/31/2010       16.690028        18.649573          617.7031
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.968881        26.918630          224.1657
  01/01/2007    to  12/31/2007       26.918630        30.606523        1,145.1691
  01/01/2008    to  12/31/2008       30.606523        18.668550        8,955.0302
  01/01/2009    to  12/31/2009       18.668550        26.301828       18,753.1700
  01/01/2010    to  12/31/2010       26.301828        29.098895       22,626.7664
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.297934        16.902186        1,718.1560
  01/01/2009    to  12/31/2009       16.902186        26.991403        3,850.4200
  01/01/2010    to  12/31/2010       26.991403        32.712716        4,592.8821
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      185.923954       107.797606        1,509.2499
  01/01/2009    to  12/31/2009      107.797606       148.787449        4,758.3400
  01/01/2010    to  12/31/2010      148.787449       174.826106        5,492.1675
============   ==== ==========      ==========       ==========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.940798        5,476.3542
  01/01/2002    to  12/31/2002        8.940798         7.208702       19,862.5869
  01/01/2003    to  12/31/2003        7.208702         9.436057       27,558.5805
  01/01/2004    to  12/31/2004        9.436057        11.072860       26,379.3192
  01/01/2005    to  12/31/2005       11.072860        12.077799       25,708.9294
  01/01/2006    to  12/31/2006       12.077799        14.522376       25,030.5808
  01/01/2007    to  12/31/2007       14.522376        16.599409       21,373.4439
  01/01/2008    to  12/31/2008       16.599409         9.798006       18,300.2626
  01/01/2009    to  12/31/2009        9.798006        13.293826        7,174.5400
  01/01/2010    to  12/31/2010       13.293826        14.268072        7,142.3391
============   ==== ==========       =========        =========       ===========
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252        12.980355        1,073.9466
  01/01/2002    to  12/31/2002       12.980355        10.475037        5,418.9073
  01/01/2003    to  12/31/2003       10.475037        13.703613        5,817.0226
  01/01/2004    to  12/31/2004       13.703613        15.741194        4,122.3770
  01/01/2005    to  12/31/2005       15.741194        16.966367        3,796.1138
  01/01/2006    to  12/31/2006       16.966367        20.461390        7,993.5984
  01/01/2007    to  12/31/2007       20.461390        20.732155       10,956.3214
  01/01/2008    to  12/31/2008       20.732155        11.838158       11,439.4894
  01/01/2009    to  12/31/2009       11.838158        15.365774       11,151.3500
  01/01/2010    to  12/31/2010       15.365774        16.337813        9,304.7464
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       15.174251        19.185768            0.0000
  01/01/2010    to  12/31/2010       19.185768        21.990837        2,393.8960
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.403785         8.886051            0.0000
  01/01/2010    to  12/31/2010        8.886051         9.885480            0.0000
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.421620         9.552544          529.7680
  01/01/2009    to  12/31/2009        9.552544        12.742551          558.3000
  01/01/2010    to  12/31/2010       12.742551        14.647744        5,259.1932
============   ==== ==========       =========        =========       ===========
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.436882         9.989079        1,208.5341
  01/01/2009    to  12/31/2009        9.989079        12.735298        3,901.3100
  01/01/2010    to  12/31/2010       12.735298        15.035653        4,950.1259
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.184263        4,679.5238
  01/01/2002    to  12/31/2002       17.184263        12.739890       11,658.8552
  01/01/2003    to  04/25/2003       12.739890        13.250317        9,636.1521
============   ==== ==========       =========        =========       ===========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.539643        2,052.3784
  01/01/2002    to  12/31/2002       10.539643         8.711573        3,281.5052
  01/01/2003    to  04/25/2003        8.711573         8.474969        3,281.5100
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.073257        16.078651        4,308.6673
  01/01/2008    to  12/31/2008       16.078651         9.821475        3,612.6213
  01/01/2009    to  12/31/2009        9.821475        13.298357        3,157.3200
  01/01/2010    to  12/31/2010       13.298357        16.175715        2,711.4933
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.297617        1,883.5516
  01/01/2002    to  12/31/2002       14.297617        11.155586        3,190.2180
  01/01/2003    to  12/31/2003       11.155586        14.167897        3,187.7526
  01/01/2004    to  12/31/2004       14.167897        16.597351        2,978.3802
  01/01/2005    to  12/31/2005       16.597351        18.040799        3,064.1207
  01/01/2006    to  12/31/2006       18.040799        20.473063        3,521.7454
  01/01/2007    to  04/27/2007       20.473063        22.286166            0.0000
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.446376        12.155718            0.0000
  01/01/2007    to  04/27/2007       12.155718        13.444837            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST
SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.308253           10.0000
  01/01/2003    to  12/31/2003        8.308253         9.996717            0.0000
  01/01/2004    to  12/31/2004        9.996717        11.002711            0.0000
  01/01/2005    to  12/31/2005       11.002711        11.645366            0.0000
  01/01/2006    to  04/30/2006       11.645366        12.186767            0.0000
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.013910       13,775.4498
  01/01/2002    to  12/31/2002       14.013910        13.794924       80,655.5324
  01/01/2003    to  12/31/2003       13.794924        16.274293      108,467.3433
  01/01/2004    to  12/31/2004       16.274293        17.427746      148,944.3542
  01/01/2005    to  12/31/2005       17.427746        17.512482      140,143.1969
  01/01/2006    to  12/31/2006       17.512482        18.924769      129,024.6997
  01/01/2007    to  12/31/2007       18.924769        19.962632      128,228.8857
  01/01/2008    to  12/31/2008       19.962632        16.086835      114,812.1869
  01/01/2009    to  12/31/2009       16.086835        21.783455      123,326.6900
  01/01/2010    to  12/31/2010       21.783455        24.363018      105,391.2614
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.024939       23,764.6312
  01/01/2004    to  12/31/2004       12.024939        14.016049       91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919       96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660       96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.634179        3,626.9684
  01/01/2002    to  12/31/2002       10.634179         7.460700       18,041.1438
  01/01/2003    to  04/25/2003        7.460700         7.585393       17,148.7082
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       45.986929        51.167756        5,044.2935
  01/01/2005    to  12/31/2005       51.167756        52.522328        4,924.5950
  01/01/2006    to  12/31/2006       52.522328        61.375278        3,968.0059
  01/01/2007    to  12/31/2007       61.375278        63.200088        3,000.5165
  01/01/2008    to  12/31/2008       63.200088        39.924381        2,424.3496
  01/01/2009    to  12/31/2009       39.924381        46.908476        1,984.9100
  01/01/2010    to  12/31/2010       46.908476        54.488986        1,843.3293
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.184389       13,697.0550
  01/01/2002    to  12/31/2002       12.184389         8.412857       32,117.3198
  01/01/2003    to  12/31/2003        8.412857        10.418174       24,640.9683
  01/01/2004    to  04/30/2004       10.418174        10.240269       24,389.3610
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356        41.497891       21,474.3005
  01/01/2002    to  12/31/2002       41.497891        33.640569      111,772.9140
  01/01/2003    to  12/31/2003       33.640569        43.541625      135,220.1175
  01/01/2004    to  12/31/2004       43.541625        48.558997      150,161.3250
  01/01/2005    to  12/31/2005       48.558997        49.707819      148,728.5456
  01/01/2006    to  12/31/2006       49.707819        57.967181      135,151.1234
  01/01/2007    to  12/31/2007       57.967181        59.523046      122,327.8647
  01/01/2008    to  12/31/2008       59.523046        37.520041      111,372.2325
  01/01/2009    to  12/31/2009       37.520041        43.979265      110,811.1900
  01/01/2010    to  12/31/2010       43.979265        50.952124      103,038.9464
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.874966         8.394956            9.1954
  01/01/2003    to  12/31/2003        8.394956        10.375204            0.0000
  01/01/2004    to  04/30/2004       10.375204        10.187124            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.666070          437.3543
  01/01/2003    to  12/31/2003       10.666070        13.215628        1,966.5515
  01/01/2004    to  04/30/2004       13.215628        13.446509        2,126.4978
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.291763          600.3078
  01/01/2004    to  12/31/2004       11.291763        12.421290        7,528.7347
  01/01/2005    to  12/31/2005       12.421290        12.941007        7,855.9036
  01/01/2006    to  12/31/2006       12.941007        14.851192        7,885.4660
  01/01/2007    to  12/31/2007       14.851192        13.814749        6,755.8728
  01/01/2008    to  12/31/2008       13.814749         8.384262        6,268.9700
  01/01/2009    to  12/31/2009        8.384262        10.775487        5,816.1400
  01/01/2010    to  04/30/2010       10.775487        11.527464            0.0000
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.502028       21,276.3724
  01/01/2002    to  12/31/2002       17.502028        15.667287       65,092.5906
  01/01/2003    to  12/31/2003       15.667287        19.525481       74,302.3212
  01/01/2004    to  12/31/2004       19.525481        24.067397      101,239.3772
  01/01/2005    to  12/31/2005       24.067397        25.746048       97,481.2706
  01/01/2006    to  12/31/2006       25.746048        28.594177       91,865.9768
  01/01/2007    to  12/31/2007       28.594177        28.477901      104,949.7030
  01/01/2008    to  12/31/2008       28.477901        17.261569       98,363.3581
  01/01/2009    to  12/31/2009       17.261569        21.624530       95,655.1900
  01/01/2010    to  12/31/2010       21.624530        26.874767       85,260.3747
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.024939       23,764.6312
  01/01/2004    to  12/31/2004       12.024939        14.016049       91,713.3603
  01/01/2005    to  12/31/2005       14.016049        14.424919       96,391.7875
  01/01/2006    to  12/31/2006       14.424919        16.388660       96,827.3540
  01/01/2007    to  04/27/2007       16.388660        17.484182            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.211653        9,471.3255
  01/01/2002    to  12/31/2002       11.211653         8.396437       21,772.4500
  01/01/2003    to  12/31/2003        8.396437        10.766938       17,969.4444
  01/01/2004    to  12/31/2004       10.766938        11.365819       16,747.4943
  01/01/2005    to  12/31/2005       11.365819        12.247363       16,140.9738
  01/01/2006    to  12/31/2006       12.247363        12.889755       12,722.6205
  01/01/2007    to  04/27/2007       12.889755        13.778830            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         6.618382       16,846.7851
  01/01/2009    to  12/31/2009        6.618382         8.183076       54,617.8900
  01/01/2010    to  12/31/2010        8.183076         8.994739       67,284.5847
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         7.053061       49,281.8191
  01/01/2009    to  12/31/2009        7.053061         8.976590      120,340.4900
  01/01/2010    to  12/31/2010        8.976590         9.780083      106,526.8052
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904         6.587429       10,642.8810
  01/01/2009    to  12/31/2009        6.587429         8.649372       23,490.8200
  01/01/2010    to  12/31/2010        8.649372         9.219168       23,913.8769
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.835911        12.282733        1,854.2742
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.601998         6.256334          505.2729
  01/01/2009    to  12/31/2009        6.256334        10.464716        2,458.2100
  01/01/2010    to  12/31/2010       10.464716        12.811552       27,794.1219
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.308830        1,385.1742
  01/01/2003    to  12/31/2003        7.308830         9.554814        4,492.9319
  01/01/2004    to  12/31/2004        9.554814        11.309751       20,437.6564
  01/01/2005    to  12/31/2005       11.309751        13.036397       23,587.4987
  01/01/2006    to  12/31/2006       13.036397        16.335582       32,775.0332
  01/01/2007    to  12/31/2007       16.335582        18.321653       33,248.6477
  01/01/2008    to  12/31/2008       18.321653        10.454338       30,151.6775
  01/01/2009    to  12/31/2009       10.454338        13.617514       37,226.4400
  01/01/2010    to  12/31/2010       13.617514        15.019616       32,877.0936
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.841840       14,014.5502
  01/01/2002    to  12/31/2002        8.841840         6.616730       60,932.6457
  01/01/2003    to  12/31/2003        6.616730         8.889917       99,708.3354
  01/01/2004    to  12/31/2004        8.889917         9.896570      104,762.8469
  01/01/2005    to  12/31/2005        9.896570        10.247254      101,058.5878
  01/01/2006    to  12/31/2006       10.247254        10.994803       77,531.0524
  01/01/2007    to  12/31/2007       10.994803        13.440705       70,695.3196
  01/01/2008    to  12/31/2008       13.440705         7.085492       68,230.1535
  01/01/2009    to  12/31/2009        7.085492        11.032616       67,582.9000
  01/01/2010    to  12/31/2010       11.032616        14.427650       79,184.0556
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.083026         8.799962        2,761.4564
  01/01/2006    to  12/31/2006        8.799962         9.376187        7,517.9186
  01/01/2007    to  12/31/2007        9.376187        10.608761       11,122.8057
  01/01/2008    to  12/31/2008       10.608761         5.677910       15,203.8126
  01/01/2009    to  12/31/2009        5.677910         8.078106       17,220.0000
  01/01/2010    to  12/31/2010        8.078106         8.749268       12,742.8176
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.817006        12.281046       46,962.7933
  01/01/2005    to  12/31/2005       12.281046        12.432473       46,982.8446
  01/01/2006    to  12/31/2006       12.432473        12.865190       62,567.5371
  01/01/2007    to  12/31/2007       12.865190        13.699952       65,701.6390
  01/01/2008    to  12/31/2008       13.699952        13.618841       82,295.6619
  01/01/2009    to  12/31/2009       13.618841        15.914193      132,029.5800
  01/01/2010    to  12/31/2010       15.914193        17.043187      127,253.9239
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.170063           10.3971
  01/01/2002    to  12/31/2002       10.170063        12.198301           10.3971
  01/01/2003    to  12/31/2003       12.198301        14.786746            0.0000
  01/01/2004    to  04/30/2004       14.786746        14.413248            0.0000
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.436036        3,765.2676
  01/01/2002    to  12/31/2002       13.436036        14.445476       21,616.9557
  01/01/2003    to  12/31/2003       14.445476        14.839176       28,796.6843
  01/01/2004    to  11/19/2004       14.839176        15.280414       37,293.3124
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.147638        20.736144            0.0000
  01/01/2007    to  12/31/2007       20.736144        21.556187            0.0000
  01/01/2008    to  12/31/2008       21.556187        14.333444            0.0000
  01/01/2009    to  12/31/2009       14.333444        17.580327       39,732.8000
  01/01/2010    to  12/31/2010       17.580327        20.228971       35,571.9437
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.837319       10,028.3916
  01/01/2003    to  12/31/2003        7.837319        10.664925       41,757.0973
  01/01/2004    to  12/31/2004       10.664925        11.509694       98,886.4243
  01/01/2005    to  12/31/2005       11.509694        12.022612       97,358.8879
  01/01/2006    to  12/31/2006       12.022612        13.073890      102,610.1931
  01/01/2007    to  12/31/2007       13.073890        12.901327       93,902.8167
  01/01/2008    to  12/31/2008       12.901327         7.611841       87,403.9075
  01/01/2009    to  05/01/2009        7.611841         7.536396            0.0000
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.758140        4,798.4994
  01/01/2002    to  12/31/2002       15.758140        11.571984        7,618.9644
  01/01/2003    to  12/31/2003       11.571984        15.260561        9,898.4356
  01/01/2004    to  11/19/2004       15.260561        16.488384        7,648.0116
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.015359        19.804629            0.0000
  01/01/2007    to  12/31/2007       19.804629        20.909684        1,906.7834
  01/01/2008    to  12/31/2008       20.909684        18.477430          646.8164
  01/01/2009    to  12/31/2009       18.477430        24.346502          526.0300
  01/01/2010    to  12/31/2010       24.346502        27.039099        1,939.0942
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.223350        10.175481            0.0000
  01/01/2010    to  12/31/2010       10.175481        11.500151        1,165.2711
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.933166        10.736759            0.0000
  01/01/2010    to  12/31/2010       10.736759        11.930930        5,865.1046
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.006059        13.314808          901.2300
  01/01/2010    to  12/31/2010       13.314808        14.205435       30,852.3088
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.414748        12.402078       28,573.9629
  01/01/2005    to  12/31/2005       12.402078        13.055956       24,598.9190
  01/01/2006    to  12/31/2006       13.055956        14.591587       22,747.8425
  01/01/2007    to  12/31/2007       14.591587        15.767636       21,547.6697
  01/01/2008    to  12/31/2008       15.767636         9.053666       20,030.1915
  01/01/2009    to  12/31/2009        9.053666        12.821199       16,855.8800
  01/01/2010    to  12/31/2010       12.821199        14.819041       16,425.6222
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.339126        5,766.7896
  01/01/2002    to  12/31/2002       13.339126        10.143926       37,476.5128
  01/01/2003    to  12/31/2003       10.143926        12.749258       37,768.8103
  01/01/2004    to  04/30/2004       12.749258        12.780732       27,559.6355
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.557481        2,376.3651
  01/01/2003    to  12/31/2003        4.557481         6.165371        2,683.7532
  01/01/2004    to  12/31/2004        6.165371         7.191797          283.3650
  01/01/2005    to  12/31/2005        7.191797         8.161916          275.8324
  01/01/2006    to  12/31/2006        8.161916         8.579046          242.7222
  01/01/2007    to  12/31/2007        8.579046         9.991256          249.3199
  01/01/2008    to  12/31/2008        9.991256         5.959776          239.9799
  01/01/2009    to  12/31/2009        5.959776         8.583554          260.8800
  01/01/2010    to  12/31/2010        8.583554        10.850750          235.6620
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.742071        13.620605        5,747.5535
  01/01/2005    to  12/31/2005       13.620605        14.930427        5,508.0530
  01/01/2006    to  12/31/2006       14.930427        15.318646        3,808.3089
  01/01/2007    to  12/31/2007       15.318646        16.611118        3,236.5688
  01/01/2008    to  12/31/2008       16.611118        10.472818        2,453.1384
  01/01/2009    to  12/31/2009       10.472818        14.374526        1,740.1000
  01/01/2010    to  12/31/2010       14.374526        19.164575        1,277.9939
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.229092        1,913.6475
  01/01/2002    to  12/31/2002       12.229092         8.634454        7,323.8623
  01/01/2003    to  12/31/2003        8.634454        11.732557        6,396.5850
  01/01/2004    to  04/30/2004       11.732557        11.969166        6,311.3433
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999178        10.504047        4,219.4905
  01/01/2006    to  12/31/2006       10.504047        12.069267       23,299.7898
  01/01/2007    to  12/31/2007       12.069267        11.650766       29,277.2162
  01/01/2008    to  12/31/2008       11.650766         7.392281       42,566.5554
  01/01/2009    to  12/31/2009        7.392281         9.263448       74,605.3000
  01/01/2010    to  12/31/2010        9.263448        10.533563       63,824.4425
============   ==== ==========       =========        =========       ===========

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.656747          240.5936
  01/01/2004    to  12/31/2004       12.656747        14.783307          299.7750
  01/01/2005    to  12/31/2005       14.783307        17.210668          296.9330
  01/01/2006    to  12/31/2006       17.210668        19.804997          294.2770
  01/01/2007    to  12/31/2007       19.804997        21.581152          291.0140
  01/01/2008    to  12/31/2008       21.581152        11.913325          147.5164
  01/01/2009    to  12/31/2009       11.913325        14.376184          141.5100
  01/01/2010    to  12/31/2010       14.376184        15.209681           62.2911
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.074205        49.415126            0.0000
  01/01/2006    to  12/31/2006       49.415126        50.948766          459.9969
  01/01/2007    to  12/31/2007       50.948766        53.476670        1,181.8864
  01/01/2008    to  12/31/2008       53.476670        51.002790        2,432.1808
  01/01/2009    to  12/31/2009       51.002790        55.132470        7,473.1400
  01/01/2010    to  12/31/2010       55.132470        58.988316       10,599.1607
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.509437        12.023447        4,688.5300
  01/01/2010    to  12/31/2010       12.023447        14.263184        4,375.5414
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.319840        17.117546        8,819.7751
  01/01/2008    to  12/31/2008       17.117546         9.720309        6,525.0986
  01/01/2009    to  05/01/2009        9.720309         9.257155            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.121702        10.255520        5,365.7315
  01/01/2006    to  12/31/2006       10.255520        10.615850       14,285.1898
  01/01/2007    to  12/31/2007       10.615850        11.015631       24,654.3650
  01/01/2008    to  12/31/2008       11.015631        11.189185      152,090.2443
  01/01/2009    to  12/31/2009       11.189185        11.105901       93,917.2200
  01/01/2010    to  12/31/2010       11.105901        10.995393       18,537.8341
============   ==== ==========       =========        =========      ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.180132       14,671.7194
  01/01/2002    to  12/31/2002       10.180132        10.189322       17,282.8114
  01/01/2003    to  12/31/2003       10.189322        10.131745        2,951.8406
  01/01/2004    to  12/31/2004       10.131745        10.094988        6,414.1288
  01/01/2005    to  04/30/2005       10.094988        10.121382            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.380126       12,476.7771
  01/01/2003    to  12/31/2003        8.380126        10.846809       38,865.7372
  01/01/2004    to  12/31/2004       10.846809        12.042432       58,381.8018
  01/01/2005    to  12/31/2005       12.042432        13.131424       59,610.1636
  01/01/2006    to  12/31/2006       13.131424        14.873990       69,905.9149
  01/01/2007    to  12/31/2007       14.873990        15.377827       64,005.6780
  01/01/2008    to  12/31/2008       15.377827         9.217238       84,477.9864
  01/01/2009    to  12/31/2009        9.217238        12.029974      110,403.6800
  01/01/2010    to  12/31/2010       12.029974        13.317732      117,147.1072
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.258648        13.559788        7,818.3659
  01/01/2006    to  12/31/2006       13.559788        13.764069        7,238.9402
  01/01/2007    to  12/31/2007       13.764069        15.178281        7,129.9849
  01/01/2008    to  12/31/2008       15.178281         9.535078        6,228.5834
  01/01/2009    to  12/31/2009        9.535078        13.175010        5,827.9200
  01/01/2010    to  12/31/2010       13.175010        14.519722        4,159.5813
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.763340          976.3269
  01/01/2004    to  12/31/2004       11.763340        12.189481        5,232.7221
  01/01/2005    to  04/30/2005       12.189481        11.226357            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.842315        11.478554          950.1059
  01/01/2008    to  12/31/2008       11.478554         6.669642        6,237.4583
  01/01/2009    to  12/31/2009        6.669642         8.562873       11,302.6700
  01/01/2010    to  12/31/2010        8.562873        11.135211        9,066.3907
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.735054        14.331399            0.0000
  01/01/2010    to  12/31/2010       14.331399        17.393988          744.7919
============   ==== ==========       =========        =========      ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.655273        11.616734        159,996.8605
  01/01/2005    to  12/31/2005       11.616734        11.829350        160,234.6801
  01/01/2006    to  12/31/2006       11.829350        13.109581        159,589.6640
  01/01/2007    to  12/31/2007       13.109581        13.512833        150,254.8977
  01/01/2008    to  12/31/2008       13.512833        10.388320        153,048.1592
  01/01/2009    to  12/31/2009       10.388320        12.167473        145,934.0900
  01/01/2010    to  12/31/2010       12.167473        13.226740        138,860.2855
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.620076        11.622060          3,236.8251
  01/01/2009    to  12/31/2009       11.622060        13.875002          8,963.6500
  01/01/2010    to  12/31/2010       13.875002        15.272682         15,726.8826
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.842767        17.429872            787.2377
  01/01/2006    to  12/31/2006       17.429872        20.078622         11,093.2987
  01/01/2007    to  12/31/2007       20.078622        21.122482         13,322.9337
  01/01/2008    to  12/31/2008       21.122482        12.430370         13,847.5075
  01/01/2009    to  12/31/2009       12.430370        17.204937         15,156.8800
  01/01/2010    to  12/31/2010       17.204937        19.746757         17,415.1627
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       16.006707        18.977870            571.4815
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.069767          3,815.6826
  01/01/2004    to  12/31/2004       12.069767        13.361506         19,818.1170
  01/01/2005    to  12/31/2005       13.361506        13.957269         25,306.2270
  01/01/2006    to  12/31/2006       13.957269        16.422752         32,318.1652
  01/01/2007    to  12/31/2007       16.422752        16.776787         38,755.9542
  01/01/2008    to  12/31/2008       16.776787        11.436944         39,626.8407
  01/01/2009    to  12/31/2009       11.436944        14.431371         39,051.4600
  01/01/2010    to  12/31/2010       14.431371        16.089023         34,201.8039
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.530000        13.155404             75.0660
  01/01/2007    to  12/31/2007       13.155404        13.399798              0.0000
  01/01/2008    to  12/31/2008       13.399798         7.851792              0.0000
  01/01/2009    to  12/31/2009        7.851792        10.311487              0.0000
  01/01/2010    to  12/31/2010       10.311487        11.893500            755.2322
============   ==== ==========       =========        =========        ============

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.580000        12.231114       39,064.2014
  01/01/2007    to  12/31/2007       12.231114        12.699992       33,435.6487
  01/01/2008    to  12/31/2008       12.699992         8.557860      142,058.8022
  01/01/2009    to  12/31/2009        8.557860        10.873527      328,209.8200
  01/01/2010    to  12/31/2010       10.873527        12.227872      519,552.6946
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.700000        11.256234           85.9172
  01/01/2007    to  12/31/2007       11.256234        11.803275        3,106.6821
  01/01/2008    to  12/31/2008       11.803275         9.272371        8,737.5576
  01/01/2009    to  12/31/2009        9.272371        11.283071       28,227.9300
  01/01/2010    to  12/31/2010       11.283071        12.388705       66,599.7710
============   ==== ==========       =========        =========      ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.210000        12.896228       20,213.1577
  01/01/2007    to  12/31/2007       12.896228        13.367616       19,131.6759
  01/01/2008    to  12/31/2008       13.367616         8.222811       87,142.4339
  01/01/2009    to  12/31/2009        8.222811        10.591300      124,755.4800
  01/01/2010    to  12/31/2010       10.591300        12.110171      128,025.3556
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.110000        11.705995            0.0000
  01/01/2007    to  12/31/2007       11.705995        12.308231            0.0000
  01/01/2008    to  12/31/2008       12.308231         8.965995       23,606.5492
  01/01/2009    to  12/31/2009        8.965995        11.192400      102,812.9000
  01/01/2010    to  12/31/2010       11.192400        12.455050      204,849.0863
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.571780          704.3049
  01/01/2002    to  12/31/2002        9.571780         7.983084        3,847.5117
  01/01/2003    to  12/31/2003        7.983084        10.190500        4,058.4129
  01/01/2004    to  12/31/2004       10.190500        12.498173        4,058.1817
  01/01/2005    to  12/31/2005       12.498173        14.578096        4,057.9822
  01/01/2006    to  12/31/2006       14.578096        18.490124        3,011.5278
  01/01/2007    to  12/31/2007       18.490124        20.972317        3,011.3643
  01/01/2008    to  12/31/2008       20.972317        12.369963        2,975.4827
  01/01/2009    to  12/31/2009       12.369963        16.546441        2,832.1200
  01/01/2010    to  12/31/2010       16.546441        18.470668        2,832.1225
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.722206        26.659576          854.0275
  01/01/2007    to  12/31/2007       26.659576        30.281524       26,717.7017
  01/01/2008    to  12/31/2008       30.281524        18.451761       50,365.4455
  01/01/2009    to  12/31/2009       18.451761        25.970420       64,602.8900
  01/01/2010    to  12/31/2010       25.970420        28.703555       92,448.6798
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.966507        16.722577        2,625.0213
  01/01/2009    to  12/31/2009       16.722577        26.677912        7,272.9000
  01/01/2010    to  12/31/2010       26.677912        32.300498       17,100.6409
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      181.472192       105.144996        3,023.1020
  01/01/2009    to  12/31/2009      105.144996       144.981141       11,157.4800
  01/01/2010    to  12/31/2010      144.981141       170.183569       17,735.5959
============   ==== ==========      ==========       ==========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.935139        8,734.3044
  01/01/2002    to  12/31/2002        8.935139         7.196923       27,215.8340
  01/01/2003    to  12/31/2003        7.196923         9.411242       34,713.7110
  01/01/2004    to  12/31/2004        9.411242        11.032680       33,630.4673
  01/01/2005    to  12/31/2005       11.032680        12.021985       27,293.0000
  01/01/2006    to  12/31/2006       12.021985        14.440866       15,216.0401
  01/01/2007    to  12/31/2007       14.440866        16.489663       13,157.8164
  01/01/2008    to  12/31/2008       16.489663         9.723449       12,447.9672
  01/01/2009    to  12/31/2009        9.723449        13.179483       10,750.3100
  01/01/2010    to  12/31/2010       13.179483        14.131224        9,418.7462
============   ==== ==========       =========        =========       ===========
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252        12.972142        3,076.0571
  01/01/2002    to  12/31/2002       12.972142        10.457929       11,160.5542
  01/01/2003    to  12/31/2003       10.457929        13.667584       11,255.4987
  01/01/2004    to  12/31/2004       13.667584        15.684085       11,101.5185
  01/01/2005    to  12/31/2005       15.684085        16.887973       10,061.1785
  01/01/2006    to  12/31/2006       16.887973        20.346562       34,737.4098
  01/01/2007    to  12/31/2007       20.346562        20.595092       51,781.4299
  01/01/2008    to  12/31/2008       20.595092        11.748077       58,687.7248
  01/01/2009    to  12/31/2009       11.748077        15.233609       53,804.0200
  01/01/2010    to  12/31/2010       15.233609        16.181110       48,305.4747
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.982979        18.931443          984.0100
  01/01/2010    to  12/31/2010       18.931443        21.677654        5,174.0513
============   ==== ==========       =========        =========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.321832         8.781903          790.6200
  01/01/2010    to  12/31/2010        8.781903         9.759860        4,404.4786
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.352176         9.507992          763.0429
  01/01/2009    to  12/31/2009        9.507992        12.670440        5,931.9800
  01/01/2010    to  12/31/2010       12.670440        14.550314        5,919.8744
============   ==== ==========       =========        =========       ===========
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.396747         9.952484       10,814.8877
  01/01/2009    to  12/31/2009        9.952484        12.675954       19,668.7300
  01/01/2010    to  12/31/2010       12.675954        14.950645       32,013.9362
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.173380       10,836.6047
  01/01/2002    to  12/31/2002       17.173380        12.719064       10,667.3649
  01/01/2003    to  04/25/2003       12.719064        13.224525       11,383.6234
============   ==== ==========       =========        =========       ===========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.532953        5,331.3043
  01/01/2002    to  12/31/2002       10.532953         8.697317       11,826.0129
  01/01/2003    to  04/25/2003        8.697317         8.458458       12,546.1600
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.973122        15.978833       31,008.4362
  01/01/2008    to  12/31/2008       15.978833         9.750694       32,190.6397
  01/01/2009    to  12/31/2009        9.750694        13.189322       36,489.1600
  01/01/2010    to  12/31/2010       13.189322        16.027070       32,959.7409
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.288562        2,144.0265
  01/01/2002    to  12/31/2002       14.288562        11.137359        5,613.1157
  01/01/2003    to  12/31/2003       11.137359        14.130628        9,160.6473
  01/01/2004    to  12/31/2004       14.130628        16.537110       15,468.2836
  01/01/2005    to  12/31/2005       16.537110        17.957419       18,347.2949
  01/01/2006    to  12/31/2006       17.957419        20.358139       25,900.1704
  01/01/2007    to  04/27/2007       20.358139        22.153848            0.0000
============   ==== ==========       =========        =========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.434533        12.135092        1,835.1165
  01/01/2007    to  04/27/2007       12.135092        13.417654            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST
SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.302694          473.0470
  01/01/2003    to  12/31/2003        8.302694         9.980045        3,145.5602
  01/01/2004    to  12/31/2004        9.980045        10.973359        2,501.9996
  01/01/2005    to  12/31/2005       10.973359        11.602730        2,414.5821
  01/01/2006    to  04/30/2006       11.602730        12.138227        2,414.5821
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        14.005054       51,150.9824
  01/01/2002    to  12/31/2002       14.005054        13.772434      158,467.5780
  01/01/2003    to  12/31/2003       13.772434        16.231535      231,936.6625
  01/01/2004    to  12/31/2004       16.231535        17.364545      287,253.5941
  01/01/2005    to  12/31/2005       17.364545        17.431587      345,119.8562
  01/01/2006    to  12/31/2006       17.431587        18.818584      383,601.7014
  01/01/2007    to  12/31/2007       18.818584        19.830684      405,933.2021
  01/01/2008    to  12/31/2008       19.830684        15.964477      362,197.6756
  01/01/2009    to  12/31/2009       15.964477        21.596182      344,769.8600
  01/01/2010    to  12/31/2010       21.596182        24.129440      319,377.5635
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.016911       27,922.0086
  01/01/2004    to  12/31/2004       12.016911        13.992664      136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504      373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733      449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.627445       12,615.1855
  01/01/2002    to  12/31/2002       10.627445         7.448502       30,320.2933
  01/01/2003    to  04/25/2003        7.448502         7.570622       31,194.8385
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       45.328708        50.401968        8,015.3957
  01/01/2005    to  12/31/2005       50.401968        51.684722        7,228.7736
  01/01/2006    to  12/31/2006       51.684722        60.336328        5,917.7195
  01/01/2007    to  12/31/2007       60.336328        62.067821        5,343.8675
  01/01/2008    to  12/31/2008       62.067821        39.169677        5,149.0376
  01/01/2009    to  12/31/2009       39.169677        45.975717        4,734.3900
  01/01/2010    to  12/31/2010       45.975717        53.352159        3,962.8737
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.176678       28,755.6791
  01/01/2002    to  12/31/2002       12.176678         8.399113       50,829.2496
  01/01/2003    to  12/31/2003        8.399113        10.390772       41,662.5984
  01/01/2004    to  04/30/2004       10.390772        10.209980       39,705.6566
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356        41.471623       64,836.9708
  01/01/2002    to  12/31/2002       41.471623        33.585611      196,912.7031
  01/01/2003    to  12/31/2003       33.585611        43.427104      240,380.1036
  01/01/2004    to  12/31/2004       43.427104        48.382769      298,375.4336
  01/01/2005    to  12/31/2005       48.382769        49.478075      328,256.8049
  01/01/2006    to  12/31/2006       49.478075        57.641789      330,831.4312
  01/01/2007    to  12/31/2007       57.641789        59.129447      307,854.3323
  01/01/2008    to  12/31/2008       59.129447        37.234451      283,914.9180
  01/01/2009    to  12/31/2009       37.234451        43.600855      266,482.8500
  01/01/2010    to  12/31/2010       43.600855        50.463271      249,521.6731
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.864476         8.381239          673.6389
  01/01/2003    to  12/31/2003        8.381239        10.347907          662.0562
  01/01/2004    to  04/30/2004       10.347907        10.156984          662.0562
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.658936          561.3586
  01/01/2003    to  12/31/2003       10.658936        13.193597        3,874.9054
  01/01/2004    to  04/30/2004       13.193597        13.419683        3,874.9054
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.284229        9,706.8774
  01/01/2004    to  12/31/2004       11.284229        12.400569        8,748.4384
  01/01/2005    to  12/31/2005       12.400569        12.906549       18,803.2763
  01/01/2006    to  12/31/2006       12.906549        14.796893       18,334.1721
  01/01/2007    to  12/31/2007       14.796893        13.750403       11,428.0666
  01/01/2008    to  12/31/2008       13.750403         8.336821       10,287.4833
  01/01/2009    to  12/31/2009        8.336821        10.703805        4,134.3900
  01/01/2010    to  04/30/2010       10.703805        11.447024            0.0000
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.490951       41,240.6839
  01/01/2002    to  12/31/2002       17.490951        15.641703      144,460.1141
  01/01/2003    to  12/31/2003       15.641703        19.474137      180,949.5877
  01/01/2004    to  12/31/2004       19.474137        23.980073      227,425.1135
  01/01/2005    to  12/31/2005       23.980073        25.627080      298,204.8666
  01/01/2006    to  12/31/2006       25.627080        28.433688      306,337.7662
  01/01/2007    to  12/31/2007       28.433688        28.289609      389,746.4838
  01/01/2008    to  12/31/2008       28.289609        17.130207      337,965.7481
  01/01/2009    to  12/31/2009       17.130207        21.438507      306,141.3000
  01/01/2010    to  12/31/2010       21.438507        26.616981      270,508.7799
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.016911       27,922.0086
  01/01/2004    to  12/31/2004       12.016911        13.992664      136,860.6166
  01/01/2005    to  12/31/2005       13.992664        14.386504      373,022.1339
  01/01/2006    to  12/31/2006       14.386504        16.328733      449,912.3996
  01/01/2007    to  04/27/2007       16.328733        17.414578            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.204557       28,184.2012
  01/01/2002    to  12/31/2002       11.204557         8.382724       52,959.4924
  01/01/2003    to  12/31/2003        8.382724        10.738624       46,795.1104
  01/01/2004    to  12/31/2004       10.738624        11.324574       41,939.0517
  01/01/2005    to  12/31/2005       11.324574        12.190763       35,468.1043
  01/01/2006    to  12/31/2006       12.190763        12.817399       31,752.3802
  01/01/2007    to  04/27/2007       12.817399        13.697022            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         6.613817       58,198.4506
  01/01/2009    to  12/31/2009        6.613817         8.169258      233,898.6000
  01/01/2010    to  12/31/2010        8.169258         8.970582      373,731.7390
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         7.048200       28,868.9180
  01/01/2009    to  12/31/2009        7.048200         8.961439       60,845.4900
  01/01/2010    to  12/31/2010        8.961439         9.753824       73,760.5909
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795         6.582886       35,850.1479
  01/01/2009    to  12/31/2009        6.582886         8.634769       77,024.0400
  01/01/2010    to  12/31/2010        8.634769         9.194411       87,459.1056
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.823992        12.262235            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.574778         6.239565          588.4248
  01/01/2009    to  12/31/2009        6.239565        10.426242        6,871.7300
  01/01/2010    to  12/31/2010       10.426242        12.751713       34,033.1191
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.303933           11.6839
  01/01/2003    to  12/31/2003        7.303933         9.538885       16,807.0629
  01/01/2004    to  12/31/2004        9.538885        11.279589       37,218.2838
  01/01/2005    to  12/31/2005       11.279589        12.988682      106,473.0510
  01/01/2006    to  12/31/2006       12.988682        16.259580      160,775.1012
  01/01/2007    to  12/31/2007       16.259580        18.218089      130,214.7428
  01/01/2008    to  12/31/2008       18.218089        10.384796      112,724.9287
  01/01/2009    to  12/31/2009       10.384796        13.513406      134,102.7300
  01/01/2010    to  12/31/2010       13.513406        14.889910      167,367.2233
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.836233       33,722.4511
  01/01/2002    to  12/31/2002        8.836233         6.605900      127,348.4883
  01/01/2003    to  12/31/2003        6.605900         8.866515      161,793.1157
  01/01/2004    to  12/31/2004        8.866515         9.860629      185,326.9906
  01/01/2005    to  12/31/2005        9.860629        10.199867      222,217.3539
  01/01/2006    to  12/31/2006       10.199867        10.933051      241,983.2950
  01/01/2007    to  12/31/2007       10.933051        13.351791      220,620.5545
  01/01/2008    to  12/31/2008       13.351791         7.031539      224,268.8533
  01/01/2009    to  12/31/2009        7.031539        10.937669      257,503.1700
  01/01/2010    to  12/31/2010       10.937669        14.289208      275,115.9969
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.048983         8.757094       76,380.1411
  01/01/2006    to  12/31/2006        8.757094         9.321209      166,309.5418
  01/01/2007    to  12/31/2007        9.321209        10.535958      154,809.3461
  01/01/2008    to  12/31/2008       10.535958         5.633273      153,733.7493
  01/01/2009    to  12/31/2009        5.633273         8.006591      134,782.4300
  01/01/2010    to  12/31/2010        8.006591         8.663150      122,613.2254
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.779011        12.233448       80,104.6588
  01/01/2005    to  12/31/2005       12.233448        12.371946      142,652.0747
  01/01/2006    to  12/31/2006       12.371946        12.789800      216,892.7740
  01/01/2007    to  12/31/2007       12.789800        13.605991      255,857.1632
  01/01/2008    to  12/31/2008       13.605991        13.511884      267,247.6611
  01/01/2009    to  12/31/2009       13.511884        15.773437      356,207.5900
  01/01/2010    to  12/31/2010       15.773437        16.875567      419,720.4335
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.163622        2,099.3414
  01/01/2002    to  12/31/2002       10.163622        12.178399        4,359.1125
  01/01/2003    to  12/31/2003       12.178399        14.747867        3,331.0896
  01/01/2004    to  04/30/2004       14.747867        14.370627        3,331.0896
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.427541        3,550.4389
  01/01/2002    to  12/31/2002       13.427541        14.421914       34,353.0474
  01/01/2003    to  12/31/2003       14.421914        14.800160       27,365.2669
  01/01/2004    to  11/19/2004       14.800160        15.226762       46,820.8906
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.914665        20.470267        1,985.9636
  01/01/2007    to  12/31/2007       20.470267        21.258406        5,158.7439
  01/01/2008    to  12/31/2008       21.258406        14.121239        9,439.1989
  01/01/2009    to  12/31/2009       14.121239        17.302737      174,895.4700
  01/01/2010    to  12/31/2010       17.302737        19.889677      155,022.2944
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.832076        3,566.0184
  01/01/2003    to  12/31/2003        7.832076        10.647156       45,310.5291
  01/01/2004    to  12/31/2004       10.647156        11.479006      232,896.5182
  01/01/2005    to  12/31/2005       11.479006        11.978611      408,504.2783
  01/01/2006    to  12/31/2006       11.978611        13.013062      472,899.0574
  01/01/2007    to  12/31/2007       13.013062        12.828396      426,150.8584
  01/01/2008    to  12/31/2008       12.828396         7.561201      345,129.1715
  01/01/2009    to  05/01/2009        7.561201         7.483764            0.0000
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.748165       11,205.4898
  01/01/2002    to  12/31/2002       15.748165        11.553091       25,523.3783
  01/01/2003    to  12/31/2003       11.553091        15.220437       26,462.8582
  01/01/2004    to  11/19/2004       15.220437        16.430494       28,139.0908
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.791557        19.558566        1,347.6396
  01/01/2007    to  12/31/2007       19.558566        20.629143        9,590.1852
  01/01/2008    to  12/31/2008       20.629143        18.211245       16,482.6226
  01/01/2009    to  12/31/2009       18.211245        23.971807       11,074.8500
  01/01/2010    to  12/31/2010       23.971807        26.596366       12,619.2817
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.193815        10.132255          175.3200
  01/01/2010    to  12/31/2010       10.132255        11.439863        5,155.5723
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.901090        10.691156       15,869.7100
  01/01/2010    to  12/31/2010       10.691156        11.868390      115,918.6281
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.934072        13.226244        7,668.8900
  01/01/2010    to  12/31/2010       13.226244        14.096845       31,997.4579
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.352309        12.326065       25,942.8261
  01/01/2005    to  12/31/2005       12.326065        12.963011       23,811.0264
  01/01/2006    to  12/31/2006       12.963011        14.473274       18,288.4390
  01/01/2007    to  12/31/2007       14.473274        15.624073       15,065.9960
  01/01/2008    to  12/31/2008       15.624073         8.962214       13,148.2772
  01/01/2009    to  12/31/2009        8.962214        12.679013       11,161.7500
  01/01/2010    to  12/31/2010       12.679013        14.640065       11,117.7439
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.330682        9,531.4427
  01/01/2002    to  12/31/2002       13.330682        10.127350       29,361.9071
  01/01/2003    to  12/31/2003       10.127350        12.715722       25,278.7722
  01/01/2004    to  04/30/2004       12.715722        12.742926       25,167.1184
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.554424        2,507.4207
  01/01/2003    to  12/31/2003        4.554424         6.155084        3,414.3148
  01/01/2004    to  12/31/2004        6.155084         7.172606        3,407.3804
  01/01/2005    to  12/31/2005        7.172606         8.132030        1,823.4997
  01/01/2006    to  12/31/2006        8.132030         8.539112        1,817.6953
  01/01/2007    to  12/31/2007        8.539112         9.934760        1,812.2843
  01/01/2008    to  12/31/2008        9.934760         5.920119        1,805.4443
  01/01/2009    to  12/31/2009        5.920119         8.517916        1,795.6900
  01/01/2010    to  12/31/2010        8.517916        10.757025        1,787.7810
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.650986        13.514275        8,861.3605
  01/01/2005    to  12/31/2005       13.514275        14.799121        7,737.5884
  01/01/2006    to  12/31/2006       14.799121        15.168787        6,820.2613
  01/01/2007    to  12/31/2007       15.168787        16.432087        6,734.6661
  01/01/2008    to  12/31/2008       16.432087        10.349531        6,823.1196
  01/01/2009    to  12/31/2009       10.349531        14.191110        6,713.2200
  01/01/2010    to  12/31/2010       14.191110        18.901155        6,489.8472
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.221351        3,674.5542
  01/01/2002    to  12/31/2002       12.221351         8.620347        9,758.1689
  01/01/2003    to  12/31/2003        8.620347        11.701703        9,585.4675
  01/01/2004    to  04/30/2004       11.701703        11.933771        9,496.0950
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999096        10.497002      160,317.7566
  01/01/2006    to  12/31/2006       10.497002        12.049151      367,692.0687
  01/01/2007    to  12/31/2007       12.049151        11.619656      371,955.9999
  01/01/2008    to  12/31/2008       11.619656         7.365130      387,649.8239
  01/01/2009    to  12/31/2009        7.365130         9.221428      449,490.4400
  01/01/2010    to  12/31/2010        9.221428        10.477405      453,574.7040
============   ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.648299        7,838.9101
  01/01/2004    to  12/31/2004       12.648299        14.758645        8,438.3129
  01/01/2005    to  12/31/2005       14.758645        17.164845        7,108.0368
  01/01/2006    to  12/31/2006       17.164845        19.732584        6,794.2387
  01/01/2007    to  12/31/2007       19.732584        21.480643        5,670.0720
  01/01/2008    to  12/31/2008       21.480643        11.845929        5,492.5573
  01/01/2009    to  12/31/2009       11.845929        14.280563        5,072.1400
  01/01/2010    to  12/31/2010       14.280563        15.093434        2,822.3726
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       48.020879        48.322430          904.3049
  01/01/2006    to  12/31/2006       48.322430        49.772497        3,614.0364
  01/01/2007    to  12/31/2007       49.772497        52.189549        8,010.8610
  01/01/2008    to  12/31/2008       52.189549        49.725321       14,199.6629
  01/01/2009    to  12/31/2009       49.725321        53.697855       23,330.7600
  01/01/2010    to  12/31/2010       53.697855        57.395957       32,312.4529
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.381179        11.853468       17,053.1900
  01/01/2010    to  12/31/2010       11.853468        14.047502       14,621.3271
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       16.132242        16.909426       23,414.7555
  01/01/2008    to  12/31/2008       16.909426         9.592474       21,021.9638
  01/01/2009    to  05/01/2009        9.592474         9.132372            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.081599        10.208117       12,545.8260
  01/01/2006    to  12/31/2006       10.208117        10.556250        3,305.0050
  01/01/2007    to  12/31/2007       10.556250        10.942779       37,941.5928
  01/01/2008    to  12/31/2008       10.942779        11.104044       97,246.2866
  01/01/2009    to  12/31/2009       11.104044        11.010377       44,374.5600
  01/01/2010    to  12/31/2010       11.010377        10.889923       66,491.1281
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.173687            9.9262
  01/01/2002    to  12/31/2002       10.173687        10.172686        8,064.9317
  01/01/2003    to  12/31/2003       10.172686        10.105101          714.3517
  01/01/2004    to  12/31/2004       10.105101        10.058352        1,033.4637
  01/01/2005    to  04/30/2005       10.058352        10.081364            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.374517        7,533.7157
  01/01/2003    to  12/31/2003        8.374517        10.828724       20,062.5765
  01/01/2004    to  12/31/2004       10.828724        12.010311       49,943.1930
  01/01/2005    to  12/31/2005       12.010311        13.083356      161,677.2184
  01/01/2006    to  12/31/2006       13.083356        14.804780      247,697.8200
  01/01/2007    to  12/31/2007       14.804780        15.290893      233,692.5299
  01/01/2008    to  12/31/2008       15.290893         9.155914      234,006.3145
  01/01/2009    to  12/31/2009        9.155914        11.937991      268,250.0700
  01/01/2010    to  12/31/2010       11.937991        13.202704      271,292.4515
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.236109        13.523685       40,408.8027
  01/01/2006    to  12/31/2006       13.523685        13.713734       39,324.7893
  01/01/2007    to  12/31/2007       13.713734        15.107575       30,282.2146
  01/01/2008    to  12/31/2008       15.107575         9.481120       22,036.4484
  01/01/2009    to  12/31/2009        9.481120        13.087368       18,501.3300
  01/01/2010    to  12/31/2010       13.087368        14.408728       13,859.0259
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.755493       12,728.1625
  01/01/2004    to  12/31/2004       11.755493        12.169148       32,009.1572
  01/01/2005    to  04/30/2005       12.169148        11.203975            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.771474        11.402231       11,335.5831
  01/01/2008    to  12/31/2008       11.402231         6.618632       32,360.4127
  01/01/2009    to  12/31/2009        6.618632         8.488888       59,884.5800
  01/01/2010    to  12/31/2010        8.488888        11.027984       53,364.2471
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.729574        14.314645            0.0000
  01/01/2010    to  12/31/2010       14.314645        17.356315            0.0000
============   ==== ==========       =========        =========      ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.633893        11.585744        158,595.8747
  01/01/2005    to  12/31/2005       11.585744        11.786038        333,084.8008
  01/01/2006    to  12/31/2006       11.786038        13.048568        474,844.2018
  01/01/2007    to  12/31/2007       13.048568        13.436432        435,253.7958
  01/01/2008    to  12/31/2008       13.436432        10.319217        402,718.9476
  01/01/2009    to  12/31/2009       10.319217        12.074456        427,143.5700
  01/01/2010    to  12/31/2010       12.074456        13.112514        395,972.2671
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.458311        11.501128          4,308.8914
  01/01/2009    to  12/31/2009       11.501128        13.716900         46,957.2100
  01/01/2010    to  12/31/2010       13.716900        15.083573        119,909.1088
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.721995        17.276603         30,743.2664
  01/01/2006    to  12/31/2006       17.276603        19.882226         96,799.1496
  01/01/2007    to  12/31/2007       19.882226        20.894854         79,947.5509
  01/01/2008    to  12/31/2008       20.894854        12.284057         71,101.7405
  01/01/2009    to  12/31/2009       12.284057        16.985426         64,662.2300
  01/01/2010    to  12/31/2010       16.985426        19.475352         67,136.4731
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.982610        18.936740             81.7250
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.061714         20,303.1017
  01/01/2004    to  12/31/2004       12.061714        13.339217         54,344.0530
  01/01/2005    to  12/31/2005       13.339217        13.920106        138,956.6990
  01/01/2006    to  12/31/2006       13.920106        16.362710        207,563.3905
  01/01/2007    to  12/31/2007       16.362710        16.698655        196,198.2331
  01/01/2008    to  12/31/2008       16.698655        11.372242        163,467.9541
  01/01/2009    to  12/31/2009       11.372242        14.335384        146,149.0400
  01/01/2010    to  12/31/2010       14.335384        15.966049        126,663.8755
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.510000        13.127114              0.0000
  01/01/2007    to  12/31/2007       13.127114        13.357542              0.0000
  01/01/2008    to  12/31/2008       13.357542         7.819162         13,832.9298
  01/01/2009    to  12/31/2009        7.819162        10.258369         13,823.9700
  01/01/2010    to  12/31/2010       10.258369        11.820418         19,126.8667
============   ==== ==========       =========        =========        ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.570000        12.204809          83,155.8422
  01/01/2007    to  12/31/2007       12.204809        12.659942         281,808.2421
  01/01/2008    to  12/31/2008       12.659942         8.522303         511,915.2578
  01/01/2009    to  12/31/2009        8.522303        10.817527         835,310.3900
  01/01/2010    to  12/31/2010       10.817527        12.152748       1,418,256.8798
============   ==== ==========       =========        =========       ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.680000        11.232022               0.0000
  01/01/2007    to  12/31/2007       11.232022        11.766050           4,255.7587
  01/01/2008    to  12/31/2008       11.766050         9.233853          42,515.6039
  01/01/2009    to  12/31/2009        9.233853        11.224974          86,834.5800
  01/01/2010    to  12/31/2010       11.224974        12.312603         161,537.5026
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.190000        12.868494          23,693.5256
  01/01/2007    to  12/31/2007       12.868494        13.325461         217,892.2133
  01/01/2008    to  12/31/2008       13.325461         8.188642         546,880.6789
  01/01/2009    to  12/31/2009        8.188642        10.536745         623,248.2900
  01/01/2010    to  12/31/2010       10.536745        12.035762         583,798.0600
============   ==== ==========       =========        =========       ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.090000        11.680817             479.9286
  01/01/2007    to  12/31/2007       11.680817        12.269415          68,750.7028
  01/01/2008    to  12/31/2008       12.269415         8.928746         152,524.5049
  01/01/2009    to  12/31/2009        8.928746        11.134765         368,485.1300
  01/01/2010    to  12/31/2010       11.134765        12.378537         600,380.8171
============   ==== ==========       =========        =========       ==============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.477872        26.403013          511.9032
  01/01/2007    to  12/31/2007       26.403013        29.959974       12,659.7864
  01/01/2008    to  12/31/2008       29.959974        18.237496       15,637.0800
  01/01/2009    to  12/31/2009       18.237496        25.643207       22,752.3600
  01/01/2010    to  12/31/2010       25.643207        28.313616       20,304.9046
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.638497        16.544941        1,022.0961
  01/01/2009    to  12/31/2009       16.544941        26.368172        3,680.3900
  01/01/2010    to  12/31/2010       26.368172        31.893619        4,714.7552
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      177.128567       102.558578          255.1895
  01/01/2009    to  12/31/2009      102.558578       141.273523        3,643.5700
  01/01/2010    to  12/31/2010      141.273523       165.665919        4,015.0286
============   ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       17.057483        18.889287        3,004.9666
  01/01/2007    to  12/31/2007       18.889287        19.100791       12,624.5138
  01/01/2008    to  12/31/2008       19.100791        10.884738       18,684.9904
  01/01/2009    to  12/31/2009       10.884738        14.100022       15,884.1800
  01/01/2010    to  12/31/2010       14.100022        14.962065        4,612.4550
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.794186        18.680579            0.0000
  01/01/2010    to  12/31/2010       18.680579        21.369041            0.0000
============   ==== ==========      ==========       ==========       ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.240816         8.679011            0.0000
  01/01/2010    to  12/31/2010        8.679011         9.635881            0.0000
============   ==== ==========      ==========       ==========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.282988         9.463640            0.0000
  01/01/2009    to  12/31/2009        9.463640        12.598729            0.0000
  01/01/2010    to  12/31/2010       12.598729        14.453529          181.6756
============   ==== ==========      ==========       ==========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.356747         9.916036          225.6304
  01/01/2009    to  12/31/2009        9.916036        12.616907        1,813.4700
  01/01/2010    to  12/31/2010       12.616907        14.866147        1,561.6379
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.873505        15.879600       17,644.9013
  01/01/2008    to  12/31/2008       15.879600         9.680404       10,446.0875
  01/01/2009    to  12/31/2009        9.680404        13.081160        8,369.5400
  01/01/2010    to  12/31/2010       13.081160        15.879773        5,528.5216
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.874365        14.949116          415.0068
  01/01/2005    to  12/31/2005       14.949116        16.216868        4,057.4741
  01/01/2006    to  12/31/2006       16.216868        18.366571       19,666.4683
  01/01/2007    to  04/27/2007       18.366571        19.980101            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.422703        12.114501          211.6659
  01/01/2007    to  04/27/2007       12.114501        13.390526            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.210564        17.294349       18,050.7008
  01/01/2005    to  12/31/2005       17.294349        17.343814       47,963.7047
  01/01/2006    to  12/31/2006       17.343814        18.705167       57,629.9909
  01/01/2007    to  12/31/2007       18.705167        19.691361       82,558.3545
  01/01/2008    to  12/31/2008       19.691361        15.836422       84,365.3246
  01/01/2009    to  12/31/2009       15.836422        21.401572       64,982.9800
  01/01/2010    to  12/31/2010       21.401572        23.888123       46,905.4734
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318       48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.138490        47.854436       22,026.3875
  01/01/2005    to  12/31/2005       47.854436        48.889003       55,267.3027
  01/01/2006    to  12/31/2006       48.889003        56.898768       61,696.6629
  01/01/2007    to  12/31/2007       56.898768        58.308585       62,661.8545
  01/01/2008    to  12/31/2008       58.308585        36.680628       58,399.9474
  01/01/2009    to  12/31/2009       36.680628        42.909391       50,594.2500
  01/01/2010    to  12/31/2010       42.909391        49.613400       34,950.3077
============   ==== ==========       =========        =========      ============
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       46.130074        50.140007        2,315.8847
  01/01/2005    to  12/31/2005       50.140007        52.133863        4,739.5757
  01/01/2006    to  12/31/2006       52.133863        59.710031        4,735.9561
  01/01/2007    to  12/31/2007       59.710031        55.431326        3,202.3397
  01/01/2008    to  12/31/2008       55.431326        33.574046        2,463.7445
  01/01/2009    to  12/31/2009       33.574046        43.063289        2,463.7400
  01/01/2010    to  04/30/2010       43.063289        46.038292            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.451003        23.858526       14,089.9423
  01/01/2005    to  12/31/2005       23.858526        25.471778       46,393.7288
  01/01/2006    to  12/31/2006       25.471778        28.233207       56,528.9123
  01/01/2007    to  12/31/2007       28.233207        28.061908       96,847.0890
  01/01/2008    to  12/31/2008       28.061908        16.975258       82,754.2065
  01/01/2009    to  12/31/2009       16.975258        21.223354       72,134.6700
  01/01/2010    to  12/31/2010       21.223354        26.323561       44,494.0046
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895        13.969318       48,978.3817
  01/01/2005    to  12/31/2005       13.969318        14.348187      102,596.1527
  01/01/2006    to  12/31/2006       14.348187        16.269014      114,496.0186
  01/01/2007    to  04/27/2007       16.269014        17.345236            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         6.609256        1,658.5627
  01/01/2009    to  12/31/2009        6.609256         8.155468       53,368.7500
  01/01/2010    to  12/31/2010        8.155468         8.946498       64,949.9812
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         7.043344        1,332.1005
  01/01/2009    to  12/31/2009        7.043344         8.946319       36,587.2400
  01/01/2010    to  12/31/2010        8.946319         9.727645       43,577.1330
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685         6.578349            0.0000
  01/01/2009    to  12/31/2009        6.578349         8.620196        9,525.8000
  01/01/2010    to  12/31/2010        8.620196         9.169730        9,207.2139
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.812089        12.241778            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.547623         6.222847            0.0000
  01/01/2009    to  12/31/2009        6.222847        10.387923        1,959.1400
  01/01/2010    to  12/31/2010       10.387923        12.692175        1,135.8077
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.809364        11.277964        8,247.0777
  01/01/2005    to  12/31/2005       11.277964        12.973872       29,891.0683
  01/01/2006    to  12/31/2006       12.973872        16.224858       35,944.9440
  01/01/2007    to  12/31/2007       16.224858        18.160914       38,252.2323
  01/01/2008    to  12/31/2008       18.160914        10.341804       34,263.3539
  01/01/2009    to  12/31/2009       10.341804        13.444012       37,027.5400
  01/01/2010    to  12/31/2010       13.444012        14.798665       37,907.7710
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.841411         9.830761        9,068.1569
  01/01/2005    to  12/31/2005        9.830761        10.158837       21,267.0146
  01/01/2006    to  12/31/2006       10.158837        10.878214       22,857.8155
  01/01/2007    to  12/31/2007       10.878214        13.271475       33,991.3723
  01/01/2008    to  12/31/2008       13.271475         6.982214       34,985.6352
  01/01/2009    to  12/31/2009        6.982214        10.850095       44,421.0400
  01/01/2010    to  12/31/2010       10.850095        14.160656       36,003.7626
============   ==== ==========       =========        =========       ===========
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.015082         8.714434        8,006.2142
  01/01/2006    to  12/31/2006        8.714434         9.266554       11,689.6713
  01/01/2007    to  12/31/2007        9.266554        10.463654       17,365.7853
  01/01/2008    to  12/31/2008       10.463654         5.588989       31,263.3292
  01/01/2009    to  12/31/2009        5.588989         7.935715       32,545.9500
  01/01/2010    to  12/31/2010        7.935715         8.577889       17,521.9380
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.741123        12.186017       13,929.8496
  01/01/2005    to  12/31/2005       12.186017        12.311692       36,666.0955
  01/01/2006    to  12/31/2006       12.311692        12.714824       54,506.5165
  01/01/2007    to  12/31/2007       12.714824        13.512641       61,109.7435
  01/01/2008    to  12/31/2008       13.512641        13.405738       73,842.8136
  01/01/2009    to  12/31/2009       13.405738        15.633899       81,468.9500
  01/01/2010    to  12/31/2010       15.633899        16.709572       65,801.8433
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.782275        15.282931        9,564.5397
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.684525        20.207797          135.9912
  01/01/2007    to  12/31/2007       20.207797        20.964736        1,235.9515
  01/01/2008    to  12/31/2008       20.964736        13.912181        1,130.3464
  01/01/2009    to  12/31/2009       13.912181        17.029541       43,424.0300
  01/01/2010    to  12/31/2010       17.029541        19.556094       33,345.2001
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.653818        11.448376       27,312.9489
  01/01/2005    to  12/31/2005       11.448376        11.934741       66,987.3115
  01/01/2006    to  12/31/2006       11.934741        12.952480       94,364.6261
  01/01/2007    to  12/31/2007       12.952480        12.755837      101,139.1313
  01/01/2008    to  12/31/2008       12.755837         7.510876      106,199.2872
  01/01/2009    to  05/01/2009        7.510876         7.431479            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.073286        16.207287            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570386        19.315557           55.4707
  01/01/2007    to  12/31/2007       19.315557        20.352363        1,611.0852
  01/01/2008    to  12/31/2008       20.352363        17.948899        1,423.7011
  01/01/2009    to  12/31/2009       17.948899        23.602892        3,447.9100
  01/01/2010    to  12/31/2010       23.602892        26.160908        3,819.6958
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.164396        10.089227            0.0000
  01/01/2010    to  12/31/2010       10.089227        11.379912            0.0000
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.869140        10.645762            0.0000
  01/01/2010    to  12/31/2010       10.645762        11.806200        7,288.2237
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.862543        13.138300        3,526.6500
  01/01/2010    to  12/31/2010       13.138300        13.989123        3,463.5406
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999014        10.489961       32,191.9966
  01/01/2006    to  12/31/2006       10.489961        12.029069       81,141.7774
  01/01/2007    to  12/31/2007       12.029069        11.588629      104,694.7829
  01/01/2008    to  12/31/2008       11.588629         7.338082      124,516.5184
  01/01/2009    to  12/31/2009        7.338082         9.178380      128,813.7900
  01/01/2010    to  12/31/2010        9.178380        10.418081      106,346.9319
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.990156        47.253891            0.0000
  01/01/2006    to  12/31/2006       47.253891        48.623378          666.9889
  01/01/2007    to  12/31/2007       48.623378        50.933402        1,571.4542
  01/01/2008    to  12/31/2008       50.933402        48.479861        3,551.3104
  01/01/2009    to  12/31/2009       48.479861        52.300603        5,026.6200
  01/01/2010    to  12/31/2010       52.300603        55.846637        5,665.3549
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       22.721978        28.691161            0.0000
  01/01/2010    to  12/31/2010       28.691161        33.967854            0.0000
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.046499        10.165834            0.0000
  01/01/2006    to  12/31/2006       10.165834        10.502047            0.0000
  01/01/2007    to  12/31/2007       10.502047        10.875653          577.5238
  01/01/2008    to  12/31/2008       10.875653        11.024872          951.8078
  01/01/2009    to  12/31/2009       11.024872        10.920948        5,802.4000
  01/01/2010    to  12/31/2010       10.920948        10.790678       10,989.4532
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.054157        10.026684            0.0000
  01/01/2005    to  04/30/2005       10.026684        10.046348            0.0000
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       29.372137        31.664443        2,415.1250
  01/01/2005    to  12/31/2005       31.664443        34.459095       18,618.4118
  01/01/2006    to  12/31/2006       34.459095        38.954144       35,325.1673
  01/01/2007    to  12/31/2007       38.954144        40.192757       37,739.7271
  01/01/2008    to  12/31/2008       40.192757        24.042514       38,407.1149
  01/01/2009    to  12/31/2009       24.042514        31.316645       28,602.6300
  01/01/2010    to  12/31/2010       31.316645        34.599755       22,490.8717
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.110143         4.943658       40,604.1039
  01/01/2006    to  12/31/2006        4.943658         5.008132       39,333.4870
  01/01/2007    to  12/31/2007        5.008132         5.511606       34,318.3911
  01/01/2008    to  12/31/2008        5.511606         3.455465       31,632.9516
  01/01/2009    to  12/31/2009        3.455465         4.765025       30,544.8200
  01/01/2010    to  12/31/2010        4.765025         5.240886       28,552.0076
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.259791         4.452935       37,728.5333
  01/01/2005    to  04/30/2005        4.452935         4.098421            0.0000
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.724099        14.297916            0.0000
  01/01/2010    to  12/31/2010       14.297916        17.318737          263.6801
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       38.038252        41.415629       10,670.2773
  01/01/2005    to  12/31/2005       41.415629        42.089627       26,610.7706
  01/01/2006    to  12/31/2006       42.089627        46.551863       30,267.0007
  01/01/2007    to  12/31/2007       46.551863        47.887428       30,360.5407
  01/01/2008    to  12/31/2008       47.887428        36.740777       32,956.3277
  01/01/2009    to  12/31/2009       36.740777        42.947223       30,464.2700
  01/01/2010    to  12/31/2010       42.947223        46.592880       21,466.0017
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.298179        11.381497        2,293.4693
  01/01/2009    to  12/31/2009       11.381497        13.560656       20,177.7200
  01/01/2010    to  12/31/2010       13.560656        14.896873       22,596.0229
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.602206        17.124681       11,118.0333
  01/01/2006    to  12/31/2006       17.124681        19.687749       38,678.3863
  01/01/2007    to  12/31/2007       19.687749        20.669678       35,982.2890
  01/01/2008    to  12/31/2008       20.669678        12.139469       37,463.7655
  01/01/2009    to  12/31/2009       12.139469        16.768728       23,705.7300
  01/01/2010    to  12/31/2010       16.768728        19.207697       18,049.2884
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.958558        18.895715            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.047624        13.303204       23,342.5735
  01/01/2005    to  12/31/2005       13.303204        13.868690       37,156.1592
  01/01/2006    to  12/31/2006       13.868690        16.286029       47,134.6240
  01/01/2007    to  12/31/2007       16.286029        16.603694       51,848.6882
  01/01/2008    to  12/31/2008       16.603694        11.296214       57,198.2302
  01/01/2009    to  12/31/2009       11.296214        14.225315       38,336.4000
  01/01/2010    to  12/31/2010       14.225315        15.827642       27,160.7844
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.492264        13.098885        2,320.7711
  01/01/2007    to  12/31/2007       13.098885        13.315419        7,504.4974
  01/01/2008    to  12/31/2008       13.315419         7.786670       10,004.4178
  01/01/2009    to  12/31/2009        7.786670        10.205532        9,999.6600
  01/01/2010    to  12/31/2010       10.205532        11.747798        9,665.5010
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.548381        12.178561        4,335.6745
  01/01/2007    to  12/31/2007       12.178561        12.620018       26,913.1118
  01/01/2008    to  12/31/2008       12.620018         8.486897       52,474.0110
  01/01/2009    to  12/31/2009        8.486897        10.761824      241,247.4000
  01/01/2010    to  12/31/2010       10.761824        12.078099      325,079.6655
============   ==== ==========       =========        =========      ============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.665789        11.207862          975.7458
  01/01/2007    to  12/31/2007       11.207862        11.728942        2,538.0313
  01/01/2008    to  12/31/2008       11.728942         9.195499        2,808.4219
  01/01/2009    to  12/31/2009        9.195499        11.167184       32,199.6000
  01/01/2010    to  12/31/2010       11.167184        12.236982       45,992.1218
============   ==== ==========       =========        =========      ============

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.169006        12.840820       17,379.6511
  01/01/2007    to  12/31/2007       12.840820        13.283440       51,384.8778
  01/01/2008    to  12/31/2008       13.283440         8.154618       58,514.7851
  01/01/2009    to  12/31/2009        8.154618        10.482478      144,990.5900
  01/01/2010    to  12/31/2010       10.482478        11.961823      147,782.5103
============   ==== ==========       =========        =========      ============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.078015        11.655693            0.0000
  01/01/2007    to  12/31/2007       11.655693        12.230722        6,002.6668
  01/01/2008    to  12/31/2008       12.230722         8.891656       18,493.1476
  01/01/2009    to  12/31/2009        8.891656        11.077435       54,762.8000
  01/01/2010    to  12/31/2010       11.077435        12.302507       76,721.9215
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105         9.562691            9.6432
  01/01/2002    to  12/31/2002        9.562691         7.963536            9.6432
  01/01/2003    to  12/31/2003        7.963536        10.150337            0.0000
  01/01/2004    to  12/31/2004       10.150337        12.430220            0.0000
  01/01/2005    to  12/31/2005       12.430220        14.477171            0.0000
  01/01/2006    to  12/31/2006       14.477171        18.334680            0.0000
  01/01/2007    to  12/31/2007       18.334680        20.764665            0.0000
  01/01/2008    to  12/31/2008       20.764665        12.229038            0.0000
  01/01/2009    to  12/31/2009       12.229038        16.333429            0.0000
  01/01/2010    to  12/31/2010       16.333429        18.205591            0.0000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.356577        26.275659            0.0000
  01/01/2007    to  12/31/2007       26.275659        29.800481        6,802.6683
  01/01/2008    to  12/31/2008       29.800481        18.131294        5,273.4841
  01/01/2009    to  12/31/2009       18.131294        25.481139       10,328.7800
  01/01/2010    to  12/31/2010       25.481139        28.120620       10,452.5326
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.475658        16.456800            0.0000
  01/01/2009    to  12/31/2009       16.456800        26.214597        1,276.4600
  01/01/2010    to  12/31/2010       26.214597        31.692032        1,178.9783
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      174.995116       101.288861          134.4725
  01/01/2009    to  12/31/2009      101.288861       139.454756        1,095.7300
  01/01/2010    to  12/31/2010      139.454756       163.451454        1,111.6823
============   ==== ==========      ==========       ==========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806         8.926643           9.9663
  01/01/2002    to  12/31/2002        8.926643         7.179284       1,228.0490
  01/01/2003    to  12/31/2003        7.179284         9.374112       2,000.3514
  01/01/2004    to  12/31/2004        9.374112        10.972643       1,970.5703
  01/01/2005    to  12/31/2005       10.972643        11.938698       2,004.1141
  01/01/2006    to  12/31/2006       11.938698        14.319391       1,943.3214
  01/01/2007    to  12/31/2007       14.319391        16.326317           0.0000
  01/01/2008    to  12/31/2008       16.326317         9.612628           0.0000
  01/01/2009    to  12/31/2009        9.612628        13.009750           0.0000
  01/01/2010    to  12/31/2010       13.009750        13.928351           0.0000
============   ==== ==========       =========        =========       ==========
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252        12.959828         125.5274
  01/01/2002    to  12/31/2002       12.959828        10.432313       1,283.4168
  01/01/2003    to  12/31/2003       10.432313        13.613694       1,272.9182
  01/01/2004    to  12/31/2004       13.613694        15.598772         987.3694
  01/01/2005    to  12/31/2005       15.598772        16.771011         948.4748
  01/01/2006    to  12/31/2006       16.771011        20.175455       1,684.6192
  01/01/2007    to  12/31/2007       20.175455        20.391112       4,984.8625
  01/01/2008    to  12/31/2008       20.391112        11.614198       3,387.2781
  01/01/2009    to  12/31/2009       11.614198        15.037439       3,189.9800
  01/01/2010    to  12/31/2010       15.037439        15.948823       3,120.2901
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.700649        18.556351           0.0000
  01/01/2010    to  12/31/2010       18.556351        21.216330           0.0000
============   ==== ==========       =========        =========       ==========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.200629         8.628000           0.0000
  01/01/2010    to  12/31/2010        8.628000         9.574461           0.0000
============   ==== ==========       =========        =========       ==========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.248496         9.441539           0.0000
  01/01/2009    to  12/31/2009        9.441539        12.563021           0.0000
  01/01/2010    to  12/31/2010       12.563021        14.405370         327.8046
============   ==== ==========       =========        =========       ==========
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.336785         9.897855           0.0000
  01/01/2009    to  12/31/2009        9.897855        12.587476         355.2000
  01/01/2010    to  12/31/2010       12.587476        14.824062         355.2042
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335        17.157081           5.3216
  01/01/2002    to  12/31/2002       17.157081        12.687910           5.3216
  01/01/2003    to  04/25/2003       12.687910         7.548533           0.0000
============   ==== ==========       =========        =========       ==========
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474        10.522944         721.6532
  01/01/2002    to  12/31/2002       10.522944         8.676019       2,377.6388
  01/01/2003    to  04/25/2003        8.676019         8.433791       2,365.1800
============   ==== ==========       =========        =========       ==========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.823903        15.830214       1,384.4902
  01/01/2008    to  12/31/2008       15.830214         9.645448       1,451.0157
  01/01/2009    to  12/31/2009        9.645448        13.027408       1,473.2500
  01/01/2010    to  12/31/2010       13.027408        15.806624       1,380.7217
============   ==== ==========       =========        =========       ==========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073        14.274997         489.8958
  01/01/2002    to  12/31/2002       14.274997        11.110077         687.2770
  01/01/2003    to  12/31/2003       11.110077        14.074920         396.4891
  01/01/2004    to  12/31/2004       14.074920        16.447165         674.8653
  01/01/2005    to  12/31/2005       16.447165        17.833069         611.1246
  01/01/2006    to  12/31/2006       17.833069        20.186947       1,091.1188
  01/01/2007    to  04/27/2007       20.186947        21.956823           0.0000
============   ==== ==========       =========        =========       ==========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.416792        12.104219           0.0000
  01/01/2007    to  04/27/2007       12.104219        13.376983           0.0000
============   ==== ==========       =========        =========       ==========
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST
SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.294351          10.0000
  01/01/2003    to  12/31/2003        8.294351         9.955094           0.0000
  01/01/2004    to  12/31/2004        9.955094        10.929477           0.0000
  01/01/2005    to  12/31/2005       10.929477        11.539061           0.0000
  01/01/2006    to  04/30/2006       11.539061        12.065771           0.0000
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145        13.991767       18,041.0961
  01/01/2002    to  12/31/2002       13.991767        13.738735       47,152.1845
  01/01/2003    to  12/31/2003       13.738735        16.167575       66,353.2684
  01/01/2004    to  12/31/2004       16.167575        17.270129       85,700.7754
  01/01/2005    to  12/31/2005       17.270129        17.310891       71,956.0694
  01/01/2006    to  12/31/2006       17.310891        18.660354       63,363.6654
  01/01/2007    to  12/31/2007       18.660354        19.634314       52,611.2890
  01/01/2008    to  12/31/2008       19.634314        15.782622       40,251.5366
  01/01/2009    to  12/31/2009       15.782622        21.318214       36,996.1300
  01/01/2010    to  12/31/2010       21.318214        23.783192       35,448.9590
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.004876       11,444.2720
  01/01/2004    to  12/31/2004       12.004876        13.957650       44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103        10.617352        7,789.4770
  01/01/2002    to  12/31/2002       10.617352         7.430246       15,555.4273
  01/01/2003    to  04/25/2003        7.430246         7.548533       16,434.8822
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       44.358644        49.274308        1,864.5313
  01/01/2005    to  12/31/2005       49.274308        50.452841        1,612.5858
  01/01/2006    to  12/31/2006       50.452841        58.810228        1,391.5068
  01/01/2007    to  12/31/2007       58.810228        60.406739          181.3590
  01/01/2008    to  12/31/2008       60.406739        38.063919          179.8534
  01/01/2009    to  12/31/2009       38.063919        44.610827          131.5800
  01/01/2010    to  12/31/2010       44.610827        51.690773           69.0858
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643        12.165116        5,498.9842
  01/01/2002    to  12/31/2002       12.165116         8.378535        9,979.5781
  01/01/2003    to  12/31/2003        8.378535        10.349774        9,619.1822
  01/01/2004    to  04/30/2004       10.349774        10.164682        8,900.5849
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356        41.432262       13,195.6557
  01/01/2002    to  12/31/2002       41.432262        33.503349       44,886.6722
  01/01/2003    to  12/31/2003       33.503349        43.255870       69,455.8374
  01/01/2004    to  12/31/2004       43.255870        48.119581       96,911.4407
  01/01/2005    to  12/31/2005       48.119581        49.135376       85,451.5444
  01/01/2006    to  12/31/2006       49.135376        57.157006       79,235.3239
  01/01/2007    to  12/31/2007       57.157006        58.543777       55,670.3474
  01/01/2008    to  12/31/2008       58.543777        36.810057       44,339.2411
  01/01/2009    to  12/31/2009       36.810057        43.039257       38,348.2600
  01/01/2010    to  12/31/2010       43.039257        49.738701       37,204.0589
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.848748         8.360698            9.2177
  01/01/2003    to  12/31/2003        8.360698        10.307096            0.0000
  01/01/2004    to  04/30/2004       10.307096        10.111939            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376        10.648247            7.9413
  01/01/2003    to  12/31/2003       10.648247        13.160626            0.0000
  01/01/2004    to  04/30/2004       13.160626        13.379550            0.0000
============   ==== ==========       =========        =========       ===========
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2003    to  12/31/2003        9.148631        11.272944            0.0000
  01/01/2004    to  12/31/2004       11.272944        12.369552            0.0000
  01/01/2005    to  12/31/2005       12.369552        12.855027            0.0000
  01/01/2006    to  12/31/2006       12.855027        14.715800            0.0000
  01/01/2007    to  12/31/2007       14.715800        13.654424            0.0000
  01/01/2008    to  12/31/2008       13.654424         8.266152            0.0000
  01/01/2009    to  12/31/2009        8.266152        10.597166            0.0000
  01/01/2010    to  04/30/2010       10.597166        11.327407            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676        17.474365        8,870.0649
  01/01/2002    to  12/31/2002       17.474365        15.603408       39,894.2873
  01/01/2003    to  12/31/2003       15.603408        19.397356       62,954.7352
  01/01/2004    to  12/31/2004       19.397356        23.849646       84,118.0378
  01/01/2005    to  12/31/2005       23.849646        25.449608       76,409.4899
  01/01/2006    to  12/31/2006       25.449608        28.194571       70,236.3770
  01/01/2007    to  12/31/2007       28.194571        28.009419       65,681.8927
  01/01/2008    to  12/31/2008       28.009419        16.934990       54,052.8504
  01/01/2009    to  12/31/2009       16.934990        21.162421       44,544.2000
  01/01/2010    to  12/31/2010       21.162421        26.234880       42,580.4896
============   ==== ==========       =========        =========       ===========
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.004876       11,444.2720
  01/01/2004    to  12/31/2004       12.004876        13.957650       44,700.8082
  01/01/2005    to  12/31/2005       13.957650        14.329056       64,796.6989
  01/01/2006    to  12/31/2006       14.329056        16.239224       63,427.2570
  01/01/2007    to  04/27/2007       16.239224        17.310655            0.0000
============   ==== ==========       =========        =========       ===========
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005        11.193917        1,732.6612
  01/01/2002    to  12/31/2002       11.193917         8.362174        2,403.4415
  01/01/2003    to  12/31/2003        8.362174        10.696264        2,270.9476
  01/01/2004    to  12/31/2004       10.696264        11.262948        2,126.3886
  01/01/2005    to  12/31/2005       11.262948        12.106306        2,021.5081
  01/01/2006    to  12/31/2006       12.106306        12.709570        2,016.4700
  01/01/2007    to  04/27/2007       12.709570        13.575155            0.0000
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         6.606976        1,032.4958
  01/01/2009    to  12/31/2009        6.606976         8.148579        2,193.1100
  01/01/2010    to  12/31/2010        8.148579         8.934476        2,750.1684
============   ==== ==========       =========        =========       ===========
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         7.040916            0.0000
  01/01/2009    to  12/31/2009        7.040916         8.938766            0.0000
  01/01/2010    to  12/31/2010        8.938766         9.714577            0.0000
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630         6.576081           72.6008
  01/01/2009    to  12/31/2009        6.576081         8.612916            0.0000
  01/01/2010    to  12/31/2010        8.612916         9.157409            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.806140        12.231559            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.534060         6.214502            0.0000
  01/01/2009    to  12/31/2009        6.214502        10.368809        1,352.8400
  01/01/2010    to  12/31/2010       10.368809        12.662499          854.5379
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776         7.296598           11.6839
  01/01/2003    to  12/31/2003        7.296598         9.515027        2,733.5302
  01/01/2004    to  12/31/2004        9.515027        11.234475       21,730.4567
  01/01/2005    to  12/31/2005       11.234475        12.917404       25,173.0516
  01/01/2006    to  12/31/2006       12.917404        16.146190       24,946.0278
  01/01/2007    to  12/31/2007       16.146190        18.063774       24,642.2724
  01/01/2008    to  12/31/2008       18.063774        10.281316       16,585.5100
  01/01/2009    to  12/31/2009       10.281316        13.358697       13,071.5400
  01/01/2010    to  12/31/2010       13.358697        14.697412       13,904.3368
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214         8.827844        9,360.2103
  01/01/2002    to  12/31/2002        8.827844         6.589712       45,456.4556
  01/01/2003    to  12/31/2003        6.589712         8.831554       78,598.4645
  01/01/2004    to  12/31/2004        8.831554         9.806984      100,403.0278
  01/01/2005    to  12/31/2005        9.806984        10.129216       74,903.7165
  01/01/2006    to  12/31/2006       10.129216        10.841087       66,886.5867
  01/01/2007    to  12/31/2007       10.841087        13.219532       59,936.7695
  01/01/2008    to  12/31/2008       13.219532         6.951387       50,584.7610
  01/01/2009    to  12/31/2009        6.951387        10.796795       45,422.8700
  01/01/2010    to  12/31/2010       10.796795        14.084058       42,822.0445
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.998185         8.693182            0.0000
  01/01/2006    to  12/31/2006        8.693182         9.239346            0.0000
  01/01/2007    to  12/31/2007        9.239346        10.427689        2,224.0513
  01/01/2008    to  12/31/2008       10.427689         5.566976          789.7356
  01/01/2009    to  12/31/2009        5.566976         7.900510          950.9300
  01/01/2010    to  12/31/2010        7.900510         8.535569          975.6949
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.722225        12.162371       30,281.2903
  01/01/2005    to  12/31/2005       12.162371        12.281675       24,229.1961
  01/01/2006    to  12/31/2006       12.281675        12.677501       27,226.8193
  01/01/2007    to  12/31/2007       12.677501        13.466206       25,179.5324
  01/01/2008    to  12/31/2008       13.466206        13.352976       13,834.8347
  01/01/2009    to  12/31/2009       13.352976        15.564587       19,206.0900
  01/01/2010    to  12/31/2010       15.564587        16.627178       18,390.2827
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067        10.153993          159.0004
  01/01/2002    to  12/31/2002       10.153993        12.148643          943.0996
  01/01/2003    to  12/31/2003       12.148643        14.689784          929.3336
  01/01/2004    to  04/30/2004       14.689784        14.306973          868.3343
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852        13.414802        3,776.2699
  01/01/2002    to  12/31/2002       13.414802        14.386635       11,730.4465
  01/01/2003    to  12/31/2003       14.386635        14.741822       16,869.2718
  01/01/2004    to  11/19/2004       14.741822        15.146623       23,041.3665
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570507        20.077826            0.0000
  01/01/2007    to  12/31/2007       20.077826        20.819426            0.0000
  01/01/2008    to  12/31/2008       20.819426        13.808812            0.0000
  01/01/2009    to  12/31/2009       13.808812        16.894558       32,865.5200
  01/01/2010    to  12/31/2010       16.894558        19.391395       31,823.7525
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.824205       13,940.6795
  01/01/2003    to  12/31/2003        7.824205        10.620527       46,290.3232
  01/01/2004    to  12/31/2004       10.620527        11.433089      105,537.7427
  01/01/2005    to  12/31/2005       11.433089        11.912864      106,599.0984
  01/01/2006    to  12/31/2006       11.912864        12.922292       96,163.7007
  01/01/2007    to  12/31/2007       12.922292        12.719709       88,882.9466
  01/01/2008    to  12/31/2008       12.719709         7.485836       71,936.7219
  01/01/2009    to  05/01/2009        7.485836         7.405470            0.0000
============   ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       16.568252        15.733217        2,512.1956
  01/01/2002    to  12/31/2002       15.733217        11.524788        3,384.5647
  01/01/2003    to  12/31/2003       11.524788        15.160419        9,053.5061
  01/01/2004    to  11/19/2004       15.160419        16.344001       12,366.9373
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.460777        19.195186          730.2848
  01/01/2007    to  12/31/2007       19.195186        20.215368          785.3051
  01/01/2008    to  12/31/2008       20.215368        17.819142          678.5096
  01/01/2009    to  12/31/2009       17.819142        23.420559        1,119.2500
  01/01/2010    to  12/31/2010       23.420559        25.945844        1,075.5463
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.149721        10.067774            0.0000
  01/01/2010    to  12/31/2010       10.067774        11.350044            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.853202        10.623130            0.0000
  01/01/2010    to  12/31/2010       10.623130        11.775216            0.0000
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.826926        13.094531            0.0000
  01/01/2010    to  12/31/2010       13.094531        13.935551          301.0777
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.259256        12.212877       14,103.2290
  01/01/2005    to  12/31/2005       12.212877        12.824780        4,964.3140
  01/01/2006    to  12/31/2006       12.824780        14.297535        4,958.8795
  01/01/2007    to  12/31/2007       14.297535        15.411098        2,927.3717
  01/01/2008    to  12/31/2008       15.411098         8.826725        2,921.5753
  01/01/2009    to  12/31/2009        8.826725        12.468631        2,914.6100
  01/01/2010    to  12/31/2010       12.468631        14.375590        2,908.9319
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403        13.318018        5,823.3048
  01/01/2002    to  12/31/2002       13.318018        10.102531       10,052.7780
  01/01/2003    to  12/31/2003       10.102531        12.665571       11,537.2293
  01/01/2004    to  04/30/2004       12.665571        12.686414       11,424.9011
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903         4.549843          49.0189
  01/01/2003    to  12/31/2003        4.549843         6.139698           0.0000
  01/01/2004    to  12/31/2004        6.139698         7.143926           0.0000
  01/01/2005    to  12/31/2005        7.143926         8.087413           0.0000
  01/01/2006    to  12/31/2006        8.087413         8.479563           0.0000
  01/01/2007    to  12/31/2007        8.479563         9.850612           0.0000
  01/01/2008    to  12/31/2008        9.850612         5.861129           0.0000
  01/01/2009    to  12/31/2009        5.861129         8.420404           0.0000
  01/01/2010    to  12/31/2010        8.420404        10.617962           0.0000
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.515528        13.356278         635.8786
  01/01/2005    to  12/31/2005       13.356278        14.604253         633.5815
  01/01/2006    to  12/31/2006       14.604253        14.946661         631.3089
  01/01/2007    to  12/31/2007       14.946661        16.167056         567.5293
  01/01/2008    to  12/31/2008       16.167056        10.167261           0.0000
  01/01/2009    to  12/31/2009       10.167261        13.920291           0.0000
  01/01/2010    to  12/31/2010       13.920291        18.512706           0.0000
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215        12.209734         649.4895
  01/01/2002    to  12/31/2002       12.209734         8.599225       1,773.0807
  01/01/2003    to  12/31/2003        8.599225        11.655564       1,652.0718
  01/01/2004    to  04/30/2004       11.655564        11.880862         675.9521
============   ==== ==========       =========        =========       ==========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998973        10.486442           0.0000
  01/01/2006    to  12/31/2006       10.486442        12.019041       2,898.9690
  01/01/2007    to  12/31/2007       12.019041        11.573146       4,831.1309
  01/01/2008    to  12/31/2008       11.573146         7.324593       4,126.5162
  01/01/2009    to  12/31/2009        7.324593         9.156929       7,531.0600
  01/01/2010    to  12/31/2010        9.156929        10.388542       7,764.1426
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.635643        1,208.3923
  01/01/2004    to  12/31/2004       12.635643        14.721727        2,370.1437
  01/01/2005    to  12/31/2005       14.721727        17.096326        2,213.4556
  01/01/2006    to  12/31/2006       17.096326        19.624437        1,996.6685
  01/01/2007    to  12/31/2007       19.624437        21.330719        1,843.2830
  01/01/2008    to  12/31/2008       21.330719        11.745533        2,117.3561
  01/01/2009    to  12/31/2009       11.745533        14.138310        2,013.2500
  01/01/2010    to  12/31/2010       14.138310        14.920717        1,733.1925
============   ==== ==========       =========        =========        ==========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.483119        46.728513            0.0000
  01/01/2006    to  12/31/2006       46.728513        48.058804            0.0000
  01/01/2007    to  12/31/2007       48.058804        50.316710          135.1774
  01/01/2008    to  12/31/2008       50.316710        47.868866            0.0000
  01/01/2009    to  12/31/2009       47.868866        51.615649          416.2100
  01/01/2010    to  12/31/2010       51.615649        55.087697           87.9702
============   ==== ==========       =========        =========        ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.191970        11.602925          139.0700
  01/01/2010    to  12/31/2010       11.602925        13.730001           60.1585
============   ==== ==========       =========        =========        ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  04/30/2007    to  12/31/2007       15.854780        16.601870          868.1722
  01/01/2008    to  12/31/2008       16.601870         9.403807          325.9489
  01/01/2009    to  05/01/2009        9.403807         8.948289            0.0000
============   ==== ==========       =========        =========        ==========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.021735        10.137415           10.4710
  01/01/2006    to  12/31/2006       10.137415        10.467468           10.0092
  01/01/2007    to  12/31/2007       10.467468        10.834395            9.5922
  01/01/2008    to  12/31/2008       10.834395        10.977543        1,796.2739
  01/01/2009    to  12/31/2009       10.977543        10.868628        4,075.8000
  01/01/2010    to  12/31/2010       10.868628        10.733614        1,822.5775
============   ==== ==========       =========        =========        ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364        10.164030            9.9262
  01/01/2002    to  12/31/2002       10.164030        10.147798           21.8195
  01/01/2003    to  12/31/2003       10.147798        10.065265           11.1272
  01/01/2004    to  12/31/2004       10.065265        10.003640           10.9722
  01/01/2005    to  04/30/2005       10.003640        10.021625            0.0000
============   ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679         8.366107        6,309.2310
  01/01/2003    to  12/31/2003        8.366107        10.801658       24,867.5429
  01/01/2004    to  12/31/2004       10.801658        11.962290       44,775.6656
  01/01/2005    to  12/31/2005       11.962290        13.011576       43,725.9694
  01/01/2006    to  12/31/2006       13.011576        14.701552       43,717.9434
  01/01/2007    to  12/31/2007       14.701552        15.161387       35,738.0580
  01/01/2008    to  12/31/2008       15.161387         9.064681       28,255.3460
  01/01/2009    to  12/31/2009        9.064681        11.801324       26,338.9800
  01/01/2010    to  12/31/2010       11.801324        13.032014       26,052.5390
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.202378        13.469699       14,893.6448
  01/01/2006    to  12/31/2006       13.469699        13.638565       14,806.6846
  01/01/2007    to  12/31/2007       13.638565        15.002123       14,563.2818
  01/01/2008    to  12/31/2008       15.002123         9.400752       14,447.2582
  01/01/2009    to  12/31/2009        9.400752        12.956996       13,955.9000
  01/01/2010    to  12/31/2010       12.956996        14.243832       13,117.1767
============   ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.743734        3,696.7776
  01/01/2004    to  12/31/2004       11.743734        12.138705       14,117.7326
  01/01/2005    to  04/30/2005       12.138705        11.170477            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.665966        11.288655        1,362.4731
  01/01/2008    to  12/31/2008       11.288655         6.542826          698.8357
  01/01/2009    to  12/31/2009        6.542826         8.379083            0.0000
  01/01/2010    to  12/31/2010        8.379083        10.869047            0.0000
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.721361        14.289556            0.0000
  01/01/2010    to  12/31/2010       14.289556        17.299971            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.601916        11.539424       61,651.3959
  01/01/2005    to  12/31/2005       11.539424        11.721370       65,673.8833
  01/01/2006    to  12/31/2006       11.721370        12.957579       65,730.8053
  01/01/2007    to  12/31/2007       12.957579        13.322630       63,955.7576
  01/01/2008    to  12/31/2008       13.322630        10.216420       56,463.6460
  01/01/2009    to  12/31/2009       10.216420        11.936262       51,760.2800
  01/01/2010    to  12/31/2010       11.936262        12.943025       50,888.3119
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.218669        11.322128            0.0000
  01/01/2009    to  12/31/2009       11.322128        13.483174        4,187.5400
  01/01/2010    to  12/31/2010       13.483174        14.804357        3,977.3217
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.542678        17.049221          807.4039
  01/01/2006    to  12/31/2006       17.049221        19.591226          807.4039
  01/01/2007    to  12/31/2007       19.591226        20.558001          541.2908
  01/01/2008    to  12/31/2008       20.558001        12.067813          541.2908
  01/01/2009    to  12/31/2009       12.067813        16.661410          540.9700
  01/01/2010    to  12/31/2010       16.661410        19.075241          846.0598
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.946541        18.875228            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.049637        5,388.8090
  01/01/2004    to  12/31/2004       12.049637        13.305838       20,775.4793
  01/01/2005    to  12/31/2005       13.305838        13.864524       21,316.5433
  01/01/2006    to  12/31/2006       13.864524        16.273023       21,871.5597
  01/01/2007    to  12/31/2007       16.273023        16.582094       23,326.3841
  01/01/2008    to  12/31/2008       16.582094        11.275849       21,596.4237
  01/01/2009    to  12/31/2009       11.275849        14.192571       19,785.5700
  01/01/2010    to  12/31/2010       14.192571        15.783322       18,550.8073
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.480000        13.084794            0.0000
  01/01/2007    to  12/31/2007       13.084794        13.294408            0.0000
  01/01/2008    to  12/31/2008       13.294408         7.770474            0.0000
  01/01/2009    to  12/31/2009        7.770474        10.179211            0.0000
  01/01/2010    to  12/31/2010       10.179211        11.711649            0.0000
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.540000        12.165458           0.0000
  01/01/2007    to  12/31/2007       12.165458        12.600103           0.0000
  01/01/2008    to  12/31/2008       12.600103         8.469248           0.0002
  01/01/2009    to  12/31/2009        8.469248        10.734075       7,396.0900
  01/01/2010    to  12/31/2010       10.734075        12.040940       2,916.5976
============   ==== ==========       =========        =========       ==========
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.660000        11.195801           0.0000
  01/01/2007    to  12/31/2007       11.195801        11.710432           0.0000
  01/01/2008    to  12/31/2008       11.710432         9.176380           0.0000
  01/01/2009    to  12/31/2009        9.176380        11.138396           0.0000
  01/01/2010    to  12/31/2010       11.138396        12.199339           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.160000        12.827005           0.0000
  01/01/2007    to  12/31/2007       12.827005        13.262478           0.0000
  01/01/2008    to  12/31/2008       13.262478         8.137657           0.0000
  01/01/2009    to  12/31/2009        8.137657        10.455446           0.0000
  01/01/2010    to  12/31/2010       10.455446        11.925017       1,067.7116
============   ==== ==========       =========        =========       ==========
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.070000        11.643151           0.0000
  01/01/2007    to  12/31/2007       11.643151        12.211421           0.0000
  01/01/2008    to  12/31/2008       12.211421         8.873167           0.0000
  01/01/2009    to  12/31/2009        8.873167        11.048877           0.0000
  01/01/2010    to  12/31/2010       11.048877        12.264661           0.0000
============   ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, the financial statements of the Company and consolidated financial statements of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                        MIST LORD ABBETT MIST LORD ABBETT MIST MORGAN STANLEY MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE      MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- ------------------- ----------------
ASSETS:
  Investments at fair value                $ 702,129,072    $ 281,708,957        $ 68,961,174    $ 221,952,720
  Accrued dividends                                   --               --                  --               --
  Due from MetLife Investors Insurance
     Company                                          14               16                  --               --
                                       ----------------- ---------------- ------------------- ----------------
       Total Assets                          702,129,086      281,708,973          68,961,174      221,952,720
                                       ----------------- ---------------- ------------------- ----------------
LIABILITIES:
  Accrued fees                                       119              143                  86               96
  Due to MetLife Investors Insurance
     Company                                          --               --                   8               --
                                       ----------------- ---------------- ------------------- ----------------
       Total Liabilities                             119              143                  94               96
                                       ----------------- ---------------- ------------------- ----------------
NET ASSETS                                 $ 702,128,967    $ 281,708,830        $ 68,961,080    $ 221,952,624
                                       ================= ================ =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 697,779,813    $ 280,848,458        $ 68,778,128    $ 221,340,438
  Net assets from contracts in payouts         4,349,154          860,372             182,952          612,186
                                       ----------------- ---------------- ------------------- ----------------
       Total Net Assets                    $ 702,128,967    $ 281,708,830        $ 68,961,080    $ 221,952,624
                                       ================= ================ =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                     MIST PIMCO   MIST LEGG MASON
                                           MIST OPPENHEIMER INFLATION PROTECTED       CLEARBRIDGE    MIST PIMCO
                                       CAPITAL APPRECIATION                BOND AGGRESSIVE GROWTH  TOTAL RETURN
                                                SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value                    $ 88,338,030        $ 97,212,643      $ 65,664,668 $ 512,523,360
  Accrued dividends                                      --                  --                --            --
  Due from MetLife Investors Insurance
     Company                                             --                   5                --            12
                                       -------------------- ------------------- ----------------- -------------
       Total Assets                              88,338,030          97,212,648        65,664,668   512,523,372
                                       -------------------- ------------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                          109                  83                88           101
  Due to MetLife Investors Insurance
     Company                                             13                  --                 9            --
                                       -------------------- ------------------- ----------------- -------------
       Total Liabilities                                122                  83                97           101
                                       -------------------- ------------------- ----------------- -------------
NET ASSETS                                     $ 88,337,908        $ 97,212,565      $ 65,664,571 $ 512,523,271
                                       ==================== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 88,185,764        $ 97,188,087      $ 65,614,774 $ 511,879,418
  Net assets from contracts in payouts              152,144              24,478            49,797       643,853
                                       -------------------- ------------------- ----------------- -------------
       Total Net Assets                        $ 88,337,908        $ 97,212,565      $ 65,664,571 $ 512,523,271
                                       ==================== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                                                          MIST
    MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH     MIST INVESCO  MIST LAZARD HARRIS OAKMARK
  TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
 SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,672,016       $ 86,739,659     $ 146,069,640     $ 55,371,542 $ 50,499,644   $ 71,133,018
          --                 --                --               --           --             --
          --                 --                --                1           --              7
------------ ------------------ ----------------- ---------------- ------------ --------------
  13,672,016         86,739,659       146,069,640       55,371,543   50,499,644     71,133,025
------------ ------------------ ----------------- ---------------- ------------ --------------
          63                121               150               82          135             52
           7                  4                 9               --            6             --
------------ ------------------ ----------------- ---------------- ------------ --------------
          70                125               159               82          141             52
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,671,946       $ 86,739,534     $ 146,069,481     $ 55,371,461 $ 50,499,503   $ 71,132,973
============ ================== ================= ================ ============ ==============
$ 13,671,230       $ 86,689,283     $ 145,579,500     $ 55,343,143 $ 50,319,429   $ 71,126,615
         716             50,251           489,981           28,318      180,074          6,358
------------ ------------------ ----------------- ---------------- ------------ --------------
$ 13,671,946       $ 86,739,534     $ 146,069,481     $ 55,371,461 $ 50,499,503   $ 71,132,973
============ ================== ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                                     MIST
                                       MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                         SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 66,822,161        $ 38,697,461   $ 12,006,237  $ 19,466,057
  Accrued dividends                                   --                  --             --            --
  Due from MetLife Investors Insurance
     Company                                           7                  --              1             4
                                       ----------------- ------------------- -------------- -------------
       Total Assets                           66,822,168          38,697,461     12,006,238    19,466,061
                                       ----------------- ------------------- -------------- -------------
LIABILITIES:
  Accrued fees                                        92                 123             83            88
  Due to MetLife Investors Insurance
     Company                                          --                   7             --            --
                                       ----------------- ------------------- -------------- -------------
       Total Liabilities                              92                 130             83            88
                                       ----------------- ------------------- -------------- -------------
NET ASSETS                                  $ 66,822,076        $ 38,697,331   $ 12,006,155  $ 19,465,973
                                       ================= =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 66,808,556        $ 38,651,460   $ 12,005,210  $ 19,463,898
  Net assets from contracts in payouts            13,520              45,871            945         2,075
                                       ----------------- ------------------- -------------- -------------
       Total Net Assets                     $ 66,822,076        $ 38,697,331   $ 12,006,155  $ 19,465,973
                                       ================= =================== ============== =============

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,344     $ 840,358,821   $ 2,318,147,590 $ 1,619,862,417       $ 198,100,072   $ 101,320,290
                --                --                --              --                  --              --
                 5                 9                17              11                   9              --
------------------ ----------------- ----------------- --------------- ------------------- ---------------
       383,256,349       840,358,830     2,318,147,607   1,619,862,428         198,100,081     101,320,290
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                50                17                60              32                  29             107
                --                --                --              --                  --              --
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                50                17                60              32                  29             107
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,299     $ 840,358,813   $ 2,318,147,547 $ 1,619,862,396       $ 198,100,052   $ 101,320,183
================== ================= ================= =============== =================== ===============
     $ 383,256,299     $ 840,337,240   $ 2,317,473,051 $ 1,619,839,834       $ 198,100,052   $ 101,225,878
                --            21,573           674,496          22,562                  --          94,305
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 383,256,299     $ 840,358,813   $ 2,318,147,547 $ 1,619,862,396       $ 198,100,052   $ 101,320,183
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                  MIST MIST SSGA GROWTH MIST LEGG MASON
                                       SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY MIST PIONEER FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ---------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 46,397,070    $ 124,729,838    $ 21,870,225     $ 100,019,674
  Accrued dividends                                 --               --              --                --
  Due from MetLife Investors Insurance
     Company                                        --               --              --                --
                                       --------------- ---------------- --------------- -----------------
       Total Assets                         46,397,070      124,729,838      21,870,225       100,019,674
                                       --------------- ---------------- --------------- -----------------
LIABILITIES:
  Accrued fees                                      45               50              76               125
  Due to MetLife Investors Insurance
     Company                                         1                4               5                --
                                       --------------- ---------------- --------------- -----------------
       Total Liabilities                            46               54              81               125
                                       --------------- ---------------- --------------- -----------------
NET ASSETS                                $ 46,397,024    $ 124,729,784    $ 21,870,144     $ 100,019,549
                                       =============== ================ =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 46,397,024    $ 124,729,784    $ 21,867,480      $ 99,472,237
  Net assets from contracts in payouts              --               --           2,664           547,312
                                       --------------- ---------------- --------------- -----------------
       Total Net Assets                   $ 46,397,024    $ 124,729,784    $ 21,870,144     $ 100,019,549
                                       =============== ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                                                                      MIST AMERICAN
    MIST PIONEER MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN FUNDS BALANCED
STRATEGIC INCOME    MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH     ALLOCATION
     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,987      $ 71,913,988       $ 15,232,761     $ 12,401,521  $ 28,767,989  $ 235,131,702
              --                --                 --               --            --             --
              --                --                 --               --            --             --
---------------- ----------------- ------------------ ---------------- ------------- --------------
       9,868,987        71,913,988         15,232,761       12,401,521    28,767,989    235,131,702
---------------- ----------------- ------------------ ---------------- ------------- --------------
             135               114                 57               85            69             46
               9                 8                  6                8             3              1
---------------- ----------------- ------------------ ---------------- ------------- --------------
             144               122                 63               93            72             47
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,843      $ 71,913,866       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
================ ================= ================== ================ ============= ==============
     $ 9,868,843      $ 71,892,751       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
              --            21,115                 --               --            --             --
---------------- ----------------- ------------------ ---------------- ------------- --------------
     $ 9,868,843      $ 71,913,866       $ 15,232,698     $ 12,401,428  $ 28,767,917  $ 235,131,655
================ ================= ================== ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                     MIST AMERICAN                      MIST AMERICAN
                                       MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE
                                          FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------- ------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 18,209,111 $ 227,823,108        $ 17,238,366  $ 137,833,834
  Accrued dividends                               --            --                  --             --
  Due from MetLife Investors Insurance
     Company                                      --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Assets                       18,209,111   227,823,108          17,238,366    137,833,834
                                       ------------- ------------- ------------------- --------------
LIABILITIES:
  Accrued fees                                    84            55                  62             38
  Due to MetLife Investors Insurance
     Company                                       4             4                   6             --
                                       ------------- ------------- ------------------- --------------
       Total Liabilities                          88            59                  68             38
                                       ------------- ------------- ------------------- --------------
NET ASSETS                              $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
                                       ============= ============= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
  Net assets from contracts in payouts            --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Net Assets                 $ 18,209,023 $ 227,823,049        $ 17,238,298  $ 137,833,796
                                       ============= ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                     MIST MET/FRANKLIN               MIST
MIST BLACKROCK     MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING      MET/TEMPLETON
    HIGH YIELD SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY INTERNATIONAL BOND
   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,889,041     $ 5,988,047       $ 12,725,853      $ 97,287,209      $ 166,052,613        $ 2,069,291
            --              --                 --                --                 --                 --
            --              --                 --                --                 --                 --
-------------- --------------- ------------------ ----------------- ------------------ ------------------
    14,889,041       5,988,047         12,725,853        97,287,209        166,052,613          2,069,291
-------------- --------------- ------------------ ----------------- ------------------ ------------------
            91              70                 36                87                 38                 27
             9               6                  2                 9                  3                  1
-------------- --------------- ------------------ ----------------- ------------------ ------------------
           100              76                 38                96                 41                 28
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,888,941     $ 5,987,971       $ 12,725,815      $ 97,287,113      $ 166,052,572        $ 2,069,263
============== =============== ================== ================= ================== ==================
  $ 14,888,941     $ 5,987,971       $ 12,721,311      $ 97,282,873      $ 166,052,572        $ 2,069,263
            --              --              4,504             4,240                 --                 --
-------------- --------------- ------------------ ----------------- ------------------ ------------------
  $ 14,888,941     $ 5,987,971       $ 12,725,815      $ 97,287,113      $ 166,052,572        $ 2,069,263
============== =============== ================== ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                                  MIST
                                       MIST BLACKROCK                  MET/EATON VANCE            RUSSELL
                                       LARGE CAP CORE MIST JANUS FORTY   FLOATING RATE MULTI-STYLE EQUITY
                                          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                       -------------- ---------------- --------------- ------------------
ASSETS:
  Investments at fair value               $ 2,642,607        $ 438,673       $ 820,027       $ 11,428,871
  Accrued dividends                                --               --              --                 --
  Due from MetLife Investors Insurance
     Company                                       --               --              --                 --
                                       -------------- ---------------- --------------- ------------------
       Total Assets                         2,642,607          438,673         820,027         11,428,871
                                       -------------- ---------------- --------------- ------------------
LIABILITIES:
  Accrued fees                                     51               42              73                  9
  Due to MetLife Investors Insurance
     Company                                        2               --               1                  7
                                       -------------- ---------------- --------------- ------------------
       Total Liabilities                           53               42              74                 16
                                       -------------- ---------------- --------------- ------------------
NET ASSETS                                $ 2,642,554        $ 438,631       $ 819,953       $ 11,428,855
                                       ============== ================ =============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,642,554        $ 438,631       $ 819,953       $ 11,316,891
  Net assets from contracts in payouts             --               --              --            111,964
                                       -------------- ---------------- --------------- ------------------
       Total Net Assets                   $ 2,642,554        $ 438,631       $ 819,953       $ 11,428,855
                                       ============== ================ =============== ==================

The accompanying notes are an integral part of these financial statements.

                                                                             INVESCO V.I.
          RUSSELL                                                   RUSSELL INTERNATIONAL  DWS GOVERNMENT &
AGGRESSIVE EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND REAL ESTATE SECURITIES        GROWTH AGENCY SECURITIES
      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,545      $ 5,221,628      $ 11,522,566            $ 1,329,217   $ 7,768,860         $ 880,661
               --               --                --                     --            --                --
               --               --                --                     --            --                --
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
        2,549,545        5,221,628        11,522,566              1,329,217     7,768,860           880,661
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
               12                8                15                      6            79                31
                8               --                 4                      2             3                 1
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
               20                8                19                      8            82                32
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,525      $ 5,221,620      $ 11,522,547            $ 1,329,209   $ 7,768,778         $ 880,629
================= ================ ================= ====================== ============= =================
      $ 2,520,186      $ 5,212,998      $ 11,505,013            $ 1,328,014   $ 7,720,709         $ 877,930
           29,339            8,622            17,534                  1,195        48,069             2,699
----------------- ---------------- ----------------- ---------------------- ------------- -----------------
      $ 2,549,525      $ 5,221,620      $ 11,522,547            $ 1,329,209   $ 7,768,778         $ 880,629
================= ================ ================= ====================== ============= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                           MSF DAVIS MSF MET/ARTISAN             MSF       MSF MFS
                                       VENTURE VALUE   MID CAP VALUE JENNISON GROWTH  TOTAL RETURN
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------- --------------- --------------- -------------
ASSETS:
  Investments at fair value            $ 239,139,114    $ 41,776,334    $ 56,877,850 $ 100,678,454
  Accrued dividends                               --              --              --            --
  Due from MetLife Investors Insurance
     Company                                      13              17              10            32
                                       ------------- --------------- --------------- -------------
       Total Assets                      239,139,127      41,776,351      56,877,860   100,678,486
                                       ------------- --------------- --------------- -------------
LIABILITIES:
  Accrued fees                                    84              67             120            84
  Due to MetLife Investors Insurance
     Company                                      --              --              --            --
                                       ------------- --------------- --------------- -------------
       Total Liabilities                          84              67             120            84
                                       ------------- --------------- --------------- -------------
NET ASSETS                             $ 239,139,043    $ 41,776,284    $ 56,877,740 $ 100,678,402
                                       ============= =============== =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 239,037,527    $ 41,757,695    $ 56,850,417 $ 100,498,519
  Net assets from contracts in payouts       101,516          18,589          27,323       179,883
                                       ------------- --------------- --------------- -------------
       Total Net Assets                $ 239,139,043    $ 41,776,284    $ 56,877,740 $ 100,678,402
                                       ============= =============== =============== =============

The accompanying notes are an integral part of these financial statements.

          MSF ARTIO MSF BLACKROCK  MSF METLIFE MSF BLACKROCK  MSF NEUBERGER MSF LOOMIS SAYLES
INTERNATIONAL STOCK  MONEY MARKET  STOCK INDEX   BOND INCOME BERMAN GENESIS  SMALL CAP GROWTH
        SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,143 $ 126,563,673 $ 33,773,033  $ 78,335,484    $ 1,918,885      $ 16,497,631
                 --            27           --            --             --                --
                 --            --           11            29             --                --
------------------- ------------- ------------ ------------- -------------- -----------------
          6,585,143   126,563,700   33,773,044    78,335,513      1,918,885        16,497,631
------------------- ------------- ------------ ------------- -------------- -----------------
                 38            89           34            59             39                60
                 10            28           --            --              7                 2
------------------- ------------- ------------ ------------- -------------- -----------------
                 48           117           34            59             46                62
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,095 $ 126,563,583 $ 33,773,010  $ 78,335,454    $ 1,918,839      $ 16,497,569
=================== ============= ============ ============= ============== =================
        $ 6,583,967 $ 126,414,440 $ 33,773,010  $ 78,330,305    $ 1,918,839      $ 16,493,857
              1,128       149,143           --         5,149             --             3,712
------------------- ------------- ------------ ------------- -------------- -----------------
        $ 6,585,095 $ 126,563,583 $ 33,773,010  $ 78,335,454    $ 1,918,839      $ 16,497,569
=================== ============= ============ ============= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                          MSF WESTERN ASSET MSF WESTERN ASSET
                                       MANAGEMENT STRATEGIC        MANAGEMENT MSF T. ROWE PRICE MSF T. ROWE PRICE
                                         BOND OPPORTUNITIES   U.S. GOVERNMENT  SMALL CAP GROWTH  LARGE CAP GROWTH
                                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       -------------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                     $ 5,716,317      $ 12,855,136      $ 11,089,151      $ 51,472,103
  Accrued dividends                                      --                --                --                --
  Due from MetLife Investors Insurance
     Company                                             --                --                --                 6
                                       -------------------- ----------------- ----------------- -----------------
       Total Assets                               5,716,317        12,855,136        11,089,151        51,472,109
                                       -------------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                           31                66                81                70
  Due to MetLife Investors Insurance
     Company                                             10                 5                 8                --
                                       -------------------- ----------------- ----------------- -----------------
       Total Liabilities                                 41                71                89                70
                                       -------------------- ----------------- ----------------- -----------------
NET ASSETS                                      $ 5,716,276      $ 12,855,065      $ 11,089,062      $ 51,472,039
                                       ==================== ================= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 5,709,640      $ 12,855,065      $ 11,068,340      $ 51,406,172
  Net assets from contracts in payouts                6,636                --            20,722            65,867
                                       -------------------- ----------------- ----------------- -----------------
       Total Net Assets                         $ 5,716,276      $ 12,855,065      $ 11,089,062      $ 51,472,039
                                       ==================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                              MSF MET/DIMENSIONAL      MSF BARCLAYS
MSF OPPENHEIMER               INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL         MSF METLIFE
  GLOBAL EQUITY MSF MFS VALUE             COMPANY        BOND INDEX  NATURAL RESOURCES MID CAP STOCK INDEX
    SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,537  $ 28,735,738         $ 2,210,446       $ 1,975,188        $ 2,219,770           $ 972,235
             --            --                  --                --                 --                  --
              3            --                  --                --                 --                  --
--------------- ------------- ------------------- ----------------- ------------------ -------------------
     22,327,540    28,735,738           2,210,446         1,975,188          2,219,770             972,235
--------------- ------------- ------------------- ----------------- ------------------ -------------------
             88            53                  98                71                 28                  26
             --             5                   7                 5                  2                   3
--------------- ------------- ------------------- ----------------- ------------------ -------------------
             88            58                 105                76                 30                  29
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,452  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
=============== ============= =================== ================= ================== ===================
   $ 22,312,837  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
         14,615            --                  --                --                 --                  --
--------------- ------------- ------------------- ----------------- ------------------ -------------------
   $ 22,327,452  $ 28,735,680         $ 2,210,341       $ 1,975,112        $ 2,219,740           $ 972,206
=============== ============= =================== ================= ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                         MSF BLACKROCK
                                       MSF MORGAN STANLEY MSF RUSSELL LEGACY LARGE CAP        PUTNAM VT
                                               EAFE INDEX  2000 INDEX           GROWTH MULTI-CAP GROWTH
                                              SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                       ------------------ ----------- ---------------- ----------------
ASSETS:
  Investments at fair value                     $ 640,037   $ 896,564     $ 10,802,908      $ 2,493,298
  Accrued dividends                                    --          --               --               --
  Due from MetLife Investors Insurance
     Company                                           --          --                3               --
                                       ------------------ ----------- ---------------- ----------------
       Total Assets                               640,037     896,564       10,802,911        2,493,298
                                       ------------------ ----------- ---------------- ----------------
LIABILITIES:
  Accrued fees                                         49          45               65               37
  Due to MetLife Investors Insurance
     Company                                            2           6               --                1
                                       ------------------ ----------- ---------------- ----------------
       Total Liabilities                               51          51               65               38
                                       ------------------ ----------- ---------------- ----------------
NET ASSETS                                      $ 639,986   $ 896,513     $ 10,802,846      $ 2,493,260
                                       ================== =========== ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 639,986   $ 896,513     $ 10,770,775      $ 2,465,266
  Net assets from contracts in payouts                 --          --           32,071           27,994
                                       ------------------ ----------- ---------------- ----------------
       Total Net Assets                         $ 639,986   $ 896,513     $ 10,802,846      $ 2,493,260
                                       ================== =========== ================ ================

The accompanying notes are an integral part of these financial statements.

    PUTNAM VT  FTVIPT TEMPLETON   FTVIPT TEMPLETON         FIDELITY VIP  FIDELITY VIP    PIMCO VIT
EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES GROWTH OPPORTUNITIES EQUITY-INCOME   HIGH YIELD
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,440      $ 11,825,851       $ 33,779,374            $ 109,144   $ 4,615,010 $ 13,052,585
           --                --                 --                   --            --           --
            8                --                 --                   --            --           --
------------- ----------------- ------------------ -------------------- ------------- ------------
   28,653,448        11,825,851         33,779,374              109,144     4,615,010   13,052,585
------------- ----------------- ------------------ -------------------- ------------- ------------
           75               109                 49                    9            52           50
           --                 8                 13                   16             9            3
------------- ----------------- ------------------ -------------------- ------------- ------------
           75               117                 62                   25            61           53
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,373      $ 11,825,734       $ 33,779,312            $ 109,119   $ 4,614,949 $ 13,052,532
============= ================= ================== ==================== ============= ============
 $ 28,561,359      $ 11,783,572       $ 33,692,592            $ 109,119   $ 4,614,949 $ 13,051,510
       92,014            42,162             86,720                   --            --        1,022
------------- ----------------- ------------------ -------------------- ------------- ------------
 $ 28,653,373      $ 11,825,734       $ 33,779,312            $ 109,119   $ 4,614,949 $ 13,052,532
============= ================= ================== ==================== ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                                                   AMERICAN FUNDS
                                          PIMCO VIT AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                       LOW DURATION  GLOBAL GROWTH CAPITALIZATION         GROWTH
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------ -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 13,029,320   $ 88,905,071   $ 20,866,268  $ 107,174,911
  Accrued dividends                              --             --             --             --
  Due from MetLife Investors Insurance
     Company                                     --              3             --              1
                                       ------------ -------------- -------------- --------------
       Total Assets                      13,029,320     88,905,074     20,866,268    107,174,912
                                       ------------ -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                   47             49             67             63
  Due to MetLife Investors Insurance
     Company                                      5             --              5             --
                                       ------------ -------------- -------------- --------------
       Total Liabilities                         52             49             72             63
                                       ------------ -------------- -------------- --------------
NET ASSETS                             $ 13,029,268   $ 88,905,025   $ 20,866,196  $ 107,174,849
                                       ============ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 13,028,982   $ 88,905,025   $ 20,866,196  $ 107,169,885
  Net assets from contracts in payouts          286             --             --          4,964
                                       ------------ -------------- -------------- --------------
       Total Net Assets                $ 13,029,268   $ 88,905,025   $ 20,866,196  $ 107,174,849
                                       ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                            MIST LORD ABBETT    MIST LORD ABBETT MIST MORGAN STANLEY    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE      MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ---------------- ---------------------- -------------------
INVESTMENT INCOME:
     Dividends                                   $ 7,554,580        $ 17,734,923            $ 19,931         $ 1,286,783
                                           -------------------- ---------------- ---------------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                          7,569,708           3,080,289             530,399           2,026,193
     Administrative charges                        1,388,886             644,399             136,363             472,398
                                           -------------------- ---------------- ---------------------- -------------------
        Total expenses                             8,958,594           3,724,688             666,762           2,498,591
                                           -------------------- ---------------- ---------------------- -------------------
           Net investment income (loss)           (1,404,014)         14,010,235            (646,831)         (1,211,808)
                                           -------------------- ---------------- ---------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                  --                  --                  --
     Realized gains (losses) on sale of
        investments                              (16,685,631)          1,536,366             510,376         (11,968,952)
                                           -------------------- ---------------- ---------------------- -------------------
           Net realized gains (losses)           (16,685,631)          1,536,366             510,376         (11,968,952)
                                           -------------------- ---------------- ---------------------- -------------------
     Change in unrealized gains (losses)
        on investments                           115,120,516          15,031,631          16,393,905          57,610,182
                                           -------------------- ---------------- ---------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               98,434,885          16,567,997          16,904,281          45,641,230
                                           -------------------- ---------------- ---------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 97,030,871        $ 30,578,232        $ 16,257,450        $ 44,429,422
                                           ==================== ================ ====================== ===================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO   MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED       CLEARBRIDGE      MIST PIMCO    MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND AGGRESSIVE GROWTH    TOTAL RETURN  TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           $ 406,113            $ 2,064,201           $ 5,680    $ 18,109,943        $ --                  $ --
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           1,059,861              1,168,463           797,726       5,495,463     230,343             1,055,395
             198,062                222,973           142,063       1,231,977      37,255               194,582
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           1,257,923              1,391,436           939,789       6,727,440     267,598             1,249,977
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
            (851,810)               672,765          (934,109)     11,382,503    (267,598)           (1,249,977)
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
                  --              2,305,964                --       2,720,774          --                    --
          (4,505,723)               380,882        (1,022,811)      4,826,106      68,705             1,120,474
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
          (4,505,723)             2,686,846        (1,022,811)      7,546,880      68,705             1,120,474
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
          11,631,099              1,700,768        14,147,287      13,858,080   3,531,432            18,396,030
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
           7,125,376              4,387,614        13,124,476      21,404,960   3,600,137            19,516,504
----------------------- ------------------- -------------------- ------------ -------------- ---------------------
         $ 6,273,566            $ 5,060,379      $ 12,190,367    $ 32,787,463 $ 3,332,539          $ 18,266,527
======================= =================== ==================== ============ ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                             MIST
                                           MIST MFS RESEARCH        MIST INVESCO    MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH        MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- -------------- -----------------
INVESTMENT INCOME:
     Dividends                                   $ 2,340,513                $ --      $ 434,379       $ 1,315,056
                                           -------------------- ------------------- -------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                          1,558,362             705,706        560,985           980,135
     Administrative charges                          300,980             127,930         98,818           167,621
                                           -------------------- ------------------- -------------- -----------------
        Total expenses                             1,859,342             833,636        659,803         1,147,756
                                           -------------------- ------------------- -------------- -----------------
           Net investment income (loss)              481,171            (833,636)      (225,424)          167,300
                                           -------------------- ------------------- -------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                  --             --                --
     Realized gains (losses) on sale of
        investments                               (3,615,863)           (276,970)    (1,757,204)       (1,899,202)
                                           -------------------- ------------------- -------------- -----------------
           Net realized gains (losses)            (3,615,863)           (276,970)    (1,757,204)       (1,899,202)
                                           -------------------- ------------------- -------------- -----------------
     Change in unrealized gains (losses)
        on investments                            16,313,902          12,507,436     10,942,867        10,813,402
                                           -------------------- ------------------- -------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               12,698,039          12,230,466      9,185,663         8,914,200
                                           -------------------- ------------------- -------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ 13,179,210        $ 11,396,830    $ 8,960,239       $ 9,081,500
                                           ==================== =================== ============== =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST
MIST THIRD AVENUE    MIST CLARION GLOBAL       MIST TURNER    GOLDMAN SACHS          MIST METLIFE      MIST METLIFE
  SMALL CAP VALUE            REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
        $ 706,324            $ 3,062,901              $ --        $ 182,067          $ 10,870,616      $ 18,889,677
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
          824,156                469,624           157,938          260,508             4,335,919         8,637,461
          143,622                 87,512            27,594           44,658               860,137         1,864,723
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
          967,778                557,136           185,532          305,166             5,196,056        10,502,184
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
         (261,454)             2,505,765          (185,532)        (123,099)            5,674,560         8,387,493
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
               --                     --                --               --                    --                --
         (908,829)            (2,014,043)          (20,455)        (742,619)            2,438,674          (417,176)
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
         (908,829)            (2,014,043)          (20,455)        (742,619)            2,438,674          (417,176)
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
       10,888,666              4,448,699         2,677,088        4,491,386            24,044,178        70,879,804
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
        9,979,837              2,434,656         2,656,633        3,748,767            26,482,852        70,462,628
-------------------- ---------------------- ----------------- ---------------- ------------------ --------------------
      $ 9,718,383            $ 4,940,421       $ 2,471,101      $ 3,625,668          $ 32,157,412      $ 78,850,121
==================== ====================== ================= ================ ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                  MIST METLIFE       MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                             BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                         ------------------------ ------------------ ---------------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 41,808,165       $ 25,772,331            $ 2,164,784        $ 1,337,118
                                         ------------------------ ------------------ ---------------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                           22,133,475         18,603,493              2,351,347            737,634
     Administrative charges                          5,023,539          3,745,979                445,757            218,997
                                         ------------------------ ------------------ ---------------------- ------------------
        Total expenses                              27,157,014         22,349,472              2,797,104            956,631
                                         ------------------------ ------------------ ---------------------- ------------------
           Net investment income (loss)             14,651,151          3,422,859               (632,320)           380,487
                                         ------------------------ ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                 --                     --                 --
     Realized gains (losses) on sale of
        investments                                 (1,548,947)       (14,030,256)                 6,101           (527,373)
                                         ------------------------ ------------------ ---------------------- ------------------
           Net realized gains (losses)              (1,548,947)       (14,030,256)                 6,101           (527,373)
                                         ------------------------ ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                             225,546,016        206,601,938             25,873,873         12,138,266
                                         ------------------------ ------------------ ---------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                223,997,069        192,571,682             25,879,974         11,610,893
                                         ------------------------ ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 238,648,220      $ 195,994,541           $ 25,247,654       $ 11,991,380
                                         ======================== ================== ====================== ==================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON                             MIST PIONEER MIST MFS EMERGING
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    MIST PIONEER FUND    STRATEGIC INCOME    MARKETS EQUITY
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      $ 569,979         $ 1,274,253          $ 442,782            $ 834,368           $ 334,699         $ 544,103
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        462,200           1,087,011            270,084              951,535              57,054           674,135
         94,126             248,968             53,596              201,349              18,803           131,046
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        556,326           1,335,979            323,680            1,152,884              75,857           805,181
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
         13,653             (61,726)           119,102             (318,516)            258,842          (261,078)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
             --               4,448                 --                   --                  --                --
        (59,054)             77,539         (1,464,386)           2,514,220              86,109          (900,354)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
        (59,054)             81,987         (1,464,386)           2,514,220              86,109          (900,354)
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      4,696,964          11,069,034          2,552,371           10,849,380             420,630        12,713,028
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
      4,637,910          11,151,021          1,087,985           13,363,600             506,739        11,812,674
------------------ ------------------- ------------------ -------------------- ---------------- --------------------
    $ 4,651,563        $ 11,089,295        $ 1,207,087         $ 13,045,084           $ 765,581      $ 11,551,596
================== =================== ================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                       MIST AMERICAN
                                           MIST LOOMIS SAYLES        MIST RAINIER    MIST AMERICAN    FUNDS BALANCED
                                               GLOBAL MARKETS    LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           --------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 350,166            $ 16,621         $ 68,683       $ 2,402,037
                                           --------------------- ------------------- ---------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                             150,888              56,356          371,249         2,786,968
     Administrative charges                            26,987              10,623           72,012           521,409
                                           --------------------- ------------------- ---------------- -----------------
        Total expenses                                177,875              66,979          443,261         3,308,377
                                           --------------------- ------------------- ---------------- -----------------
           Net investment income (loss)               172,291             (50,358)        (374,578)         (906,340)
                                           --------------------- ------------------- ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --               --           103,066
     Realized gains (losses) on sale of
        investments                                  (180,088)            (41,656)       1,515,733         2,648,023
                                           --------------------- ------------------- ---------------- -----------------
           Net realized gains (losses)               (180,088)            (41,656)       1,515,733         2,751,089
                                           --------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                              1,853,240             754,783        3,333,804        19,429,040
                                           --------------------- ------------------- ---------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,673,152             713,127        4,849,537        22,180,129
                                           --------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,845,443           $ 662,769      $ 4,474,959      $ 21,273,789
                                           ===================== =================== ================ =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

              MIST AMERICAN                            MIST AMERICAN
MIST AMERICAN  FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE    MIST BLACKROCK        MIST DREMAN
   FUNDS BOND    ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION        HIGH YIELD    SMALL CAP VALUE
  SUB-ACCOUNT   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
    $ 352,199   $ 1,825,821              $ 128,804       $ 2,050,036         $ 665,252           $ 32,218
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      249,944     2,745,811                206,895         1,750,278           255,148             30,232
       46,073       517,259                 38,724           326,679            45,793             11,577
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      296,017     3,263,070                245,619         2,076,957           300,941             41,809
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
       56,182    (1,437,249)              (116,815)          (26,921)          364,311             (9,591)
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
           --            --                 40,487                --                --                 --
      404,470     1,598,470                371,510         1,600,204         2,311,912             70,649
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      404,470     1,598,470                411,997         1,600,204         2,311,912             70,649
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      348,999    23,392,238                529,487         8,764,520          (219,602)           808,864
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
      753,469    24,990,708                941,484        10,364,724         2,092,310            879,513
------------- ---------------- ---------------------- ----------------- ----------------- ------------------
    $ 809,651  $ 23,553,459              $ 824,669      $ 10,337,803       $ 2,456,621          $ 869,922
============= ================ ====================== ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                    MIST MET/FRANKLIN
                                           MIST MET/TEMPLETON MIST MET/FRANKLIN    TEMPLETON FOUNDING    MIST MET/TEMPLETON
                                                       GROWTH     MUTUAL SHARES              STRATEGY    INTERNATIONAL BOND
                                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------ -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                      $ 110,333              $ --                  $ --               $ 3,707
                                           ------------------ -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                              65,992           568,349             1,285,735                10,525
     Administrative charges                            25,670           192,606               372,656                 2,476
                                           ------------------ -------------------- --------------------- ---------------------
        Total expenses                                 91,662           760,955             1,658,391                13,001
                                           ------------------ -------------------- --------------------- ---------------------
           Net investment income (loss)                18,671          (760,955)           (1,658,391)               (9,294)
                                           ------------------ -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --           929,841                   508                   182
     Realized gains (losses) on sale of
        investments                                    95,968           142,909             1,152,684                19,497
                                           ------------------ -------------------- --------------------- ---------------------
           Net realized gains (losses)                 95,968         1,072,750             1,153,192                19,679
                                           ------------------ -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                758,093         7,931,241            13,638,019               100,395
                                           ------------------ -------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   854,061         9,003,991            14,791,211               120,074
                                           ------------------ -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 872,732       $ 8,243,036          $ 13,132,820             $ 110,780
                                           ================== ==================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                 MIST
MIST BLACKROCK                        MET/EATON VANCE               RUSSELL              RUSSELL
LARGE CAP CORE    MIST JANUS FORTY      FLOATING RATE    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.
   SUB-ACCOUNT     SUB-ACCOUNT (a)    SUB-ACCOUNT (a)           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
      $ 12,650                $ --               $ --             $ 103,366             $ 11,272            $ 50,934
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
         9,449               1,424              3,831               141,273               30,548              65,430
         3,642                 259                658                16,951                3,662               7,847
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
        13,091               1,683              4,489               158,224               34,210              73,277
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
          (441)             (1,683)            (4,489)              (54,858)             (22,938)            (22,343)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
            --                  --                 --                    --                   --                  --
          (154)                229                828              (355,040)            (157,552)           (284,964)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
          (154)                229                828              (355,040)            (157,552)           (284,964)
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
       246,318              26,758             21,695             1,945,587              690,369             764,647
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
       246,164              26,987             22,523             1,590,547              532,817             479,683
----------------- ------------------- ------------------ --------------------- -------------------- -------------------
     $ 245,723            $ 25,304           $ 18,034           $ 1,535,689            $ 509,879           $ 457,340
================= =================== ================== ===================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              RUSSELL            INVESCO V.I.  DWS GOVERNMENT &
                                             RUSSELL CORE BOND REAL ESTATE SECURITIES    INTERNATIONAL GROWTH AGENCY SECURITIES
                                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
                                         --------------------- ------------------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                       $ 464,546               $ 29,805               $ 146,655          $ 44,568
                                         --------------------- ------------------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        and other charges                              152,945                 17,189                  91,374            11,595
     Administrative charges                             18,351                  2,060                  16,105             1,794
                                         --------------------- ------------------------- -------------------- -----------------
        Total expenses                                 171,296                 19,249                 107,479            13,389
                                         --------------------- ------------------------- -------------------- -----------------
           Net investment income (loss)                293,250                 10,556                  39,176            31,179
                                         --------------------- ------------------------- -------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       311,210                     --                      --                --
     Realized gains (losses) on sale of
        investments                                    114,908                (62,464)                 99,108             8,714
                                         --------------------- ------------------------- -------------------- -----------------
           Net realized gains (losses)                 426,118                (62,464)                 99,108             8,714
                                         --------------------- ------------------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                 293,554                321,505                 620,712             7,316
                                         --------------------- ------------------------- -------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    719,672                259,041                 719,820            16,030
                                         --------------------- ------------------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 1,012,922              $ 269,597               $ 758,996          $ 47,209
                                         ===================== ========================= ==================== =================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF DAVIS    MSF MET/ARTISAN                MSF         MSF MFS              MSF ARTIO    MSF BLACKROCK
VENTURE VALUE      MID CAP VALUE    JENNISON GROWTH    TOTAL RETURN    INTERNATIONAL STOCK     MONEY MARKET
  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
  $ 1,993,294          $ 237,658          $ 218,004     $ 2,662,079               $ 85,755          $ 1,242
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
    2,633,222            598,892            728,416         706,192                 74,261        2,064,612
      546,737            101,174            133,388         231,090                 15,216          373,503
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
    3,179,959            700,066            861,804         937,282                 89,477        2,438,115
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   (1,186,665)          (462,408)          (643,800)      1,724,797                 (3,722)      (2,436,873)
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
           --                 --                 --              --                     --               --
      708,830         (3,309,852)            45,180        (654,707)              (216,766)              --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
      708,830         (3,309,852)            45,180        (654,707)              (216,766)              --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   22,493,532          8,609,340          5,500,207       6,970,796                540,441               --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
   23,202,362          5,299,488          5,545,387       6,316,089                323,675               --
---------------- ------------------ ------------------ --------------- ---------------------- ----------------
 $ 22,015,697        $ 4,837,080        $ 4,901,587     $ 8,040,886              $ 319,953     $ (2,436,873)
================ ================== ================== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             MSF METLIFE    MSF BLACKROCK  MSF NEUBERGER    MSF LOOMIS SAYLES
                                             STOCK INDEX      BOND INCOME BERMAN GENESIS     SMALL CAP GROWTH
                                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
                                         ------------------ ------------- ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                 $ 501,529      $ 2,484,380        $ 5,098                 $ --
                                         ------------------ ------------- ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                        435,696          549,052         19,961              136,126
     Administrative charges                       78,386          165,977          4,031               35,634
                                         ------------------ ------------- ----------------- --------------------
        Total expenses                           514,082          715,029         23,992              171,760
                                         ------------------ ------------- ----------------- --------------------
           Net investment income (loss)          (12,553)       1,769,351        (18,894)            (171,760)
                                         ------------------ ------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --               --             --                   --
     Realized gains (losses) on sale of
        investments                           (1,337,622)          78,661       (162,829)            (343,071)
                                         ------------------ ------------- ----------------- --------------------
           Net realized gains (losses)        (1,337,622)          78,661       (162,829)            (343,071)
                                         ------------------ ------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                         5,123,908        2,516,183        485,401            4,414,802
                                         ------------------ ------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            3,786,286        2,594,844        322,572            4,071,731
                                         ------------------ ------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 3,773,733      $ 4,364,195      $ 303,678          $ 3,899,971
                                         ================== ============= ================= ====================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET MSF WESTERN ASSET
MANAGEMENT STRATEGIC        MANAGEMENT MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER
  BOND OPPORTUNITIES   U.S. GOVERNMENT  SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY    MSF MFS VALUE
         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
           $ 360,189         $ 317,669              $ --             $ 53,189          $ 251,038        $ 202,074
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              74,057           185,002           114,393              590,438            147,184          126,794
              13,970            32,796            19,770              112,705             45,619           48,689
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              88,027           217,798           134,163              703,143            192,803          175,483
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             272,162            99,871          (134,163)            (649,954)            58,235           26,591
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
                  --            36,694                --                   --                 --               --
              79,735            68,719            52,753             (311,258)          (143,415)          36,456
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
              79,735           105,413            52,753             (311,258)          (143,415)          36,456
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             269,168           259,045         2,862,526            7,829,354          2,815,391        2,472,883
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
             348,903           364,458         2,915,279            7,518,096          2,671,976        2,509,339
-------------------- ----------------- -------------------- -------------------- ------------------ -------------
           $ 621,065         $ 464,329       $ 2,781,116          $ 6,868,142        $ 2,730,211      $ 2,535,930
==================== ================= ==================== ==================== ================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MSF MET/DIMENSIONAL         MSF BARCLAYS
                                           INTERNATIONAL SMALL    CAPITAL AGGREGATE MSF VAN ECK GLOBAL            MSF METLIFE
                                                       COMPANY           BOND INDEX  NATURAL RESOURCES    MID CAP STOCK INDEX
                                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------- ----------------- --------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                        $ 20,087             $ 78,187            $ 2,444                $ 4,454
                                           ---------------------- ----------------- --------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        and other charges                               20,383               32,952             10,678                  9,873
     Administrative charges                              3,756                5,441              2,260                  1,642
                                           ---------------------- ----------------- --------------------- ----------------------
        Total expenses                                  24,139               38,393             12,938                 11,515
                                           ---------------------- ----------------- --------------------- ----------------------
           Net investment income (loss)                 (4,052)              39,794            (10,494)                (7,061)
                                           ---------------------- ----------------- --------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        76,407                   --             52,321                    759
     Realized gains (losses) on sale of
        investments                                     37,723               19,060             10,125                 15,114
                                           ---------------------- ----------------- --------------------- ----------------------
           Net realized gains (losses)                 114,130               19,060             62,446                 15,873
                                           ---------------------- ----------------- --------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                 203,930               19,410            274,217                130,940
                                           ---------------------- ----------------- --------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    318,060               38,470            336,663                146,813
                                           ---------------------- ----------------- --------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 314,008             $ 78,264          $ 326,169              $ 139,752
                                           ====================== ================= ===================== ======================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MSF BLACKROCK
MSF MORGAN STANLEY    MSF RUSSELL    LEGACY LARGE CAP           PUTNAM VT        PUTNAM VT     FTVIPT TEMPLETON
        EAFE INDEX     2000 INDEX              GROWTH    MULTI-CAP GROWTH    EQUITY INCOME    GROWTH SECURITIES
       SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (b)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
          $ 12,139        $ 4,031            $ 21,492                $ --        $ 544,563            $ 159,897
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             7,640         11,106             109,049               7,987          208,766               89,914
             1,313          1,809              18,674               1,040           68,151               28,200
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             8,953         12,915             127,723               9,027          276,917              118,114
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
             3,186         (8,884)           (106,231)             (9,027)         267,646               41,783
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
                --             --                  --                  --               --                   --
            (2,884)       (28,106)            335,807               6,120         (410,421)            (684,600)
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            (2,884)       (28,106)            335,807               6,120         (410,421)            (684,600)
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            37,316         93,326           1,425,137             294,395        3,142,849            1,302,941
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
            34,432         65,220           1,760,944             300,515        2,732,428              618,341
--------------------- -------------- ------------------- ------------------- ---------------- --------------------
          $ 37,618       $ 56,336         $ 1,654,713           $ 291,488      $ 3,000,074            $ 660,124
===================== ============== =================== =================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             FTVIPT TEMPLETON            FIDELITY VIP     FIDELITY VIP      PIMCO VIT
                                           FOREIGN SECURITIES    GROWTH OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD
                                                  SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                           --------------------- ----------------------- ---------------- -----------
INVESTMENT INCOME:
     Dividends                                      $ 620,256                   $ 207         $ 70,661      $ 888,658
                                           --------------------- ----------------------- ---------------- -----------
EXPENSES:
     Mortality and expense risk
        and other charges                             389,278                   1,488           57,020        147,335
     Administrative charges                            72,777                     177           10,482         30,351
                                           --------------------- ----------------------- ---------------- -----------
        Total expenses                                462,055                   1,665           67,502        177,686
                                           --------------------- ----------------------- ---------------- -----------
           Net investment income (loss) .             158,201                  (1,458)           3,159        710,972
                                           --------------------- ----------------------- ---------------- -----------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                      --               --             --
     Realized gains (losses) on sale of
        investments                                  (424,093)                (12,221)        (352,626)        66,715
                                           --------------------- ----------------------- ---------------- -----------
           Net realized gains (losses)               (424,093)                (12,221)        (352,626)        66,715
                                           --------------------- ----------------------- ---------------- -----------
     Change in unrealized gains (losses)
        on investments                              2,528,688                  34,375          917,227        699,170
                                           --------------------- ----------------------- ---------------- -----------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,104,595                  22,154          564,601        765,885
                                           --------------------- ----------------------- ---------------- -----------
     Net increase (decrease) in net assets
        resulting from operations                 $ 2,262,796                $ 20,696        $ 567,760    $ 1,476,857
                                           ===================== ======================= ================ ===========

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                            AMERICAN FUNDS
   PIMCO VIT AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
LOW DURATION  GLOBAL GROWTH CAPITALIZATION         GROWTH
 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------ -------------- -------------- -----------------
   $ 209,172    $ 1,180,436      $ 291,331      $ 676,985
------------ -------------- -------------- -----------------
     163,189        452,073        103,789        526,722
      31,705        182,857         40,730        215,448
------------ -------------- -------------- -----------------
     194,894        634,930        144,519        742,170
------------ -------------- -------------- -----------------
      14,278        545,506        146,812        (65,185)
------------ -------------- -------------- -----------------
      43,448             --             --             --
      48,334         80,486        137,174        223,976
------------ -------------- -------------- -----------------
      91,782         80,486        137,174        223,976
------------ -------------- -------------- -----------------
     354,758      8,168,085      3,205,525     15,578,153
------------ -------------- -------------- -----------------
     446,540      8,248,571      3,342,699     15,802,129
------------ -------------- -------------- -----------------
   $ 460,818    $ 8,794,077    $ 3,489,511   $ 15,736,944
============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                             MIST LORD ABBETT GROWTH                                         MIST MORGAN STANLEY
                                                          AND INCOME    MIST LORD ABBETT BOND DEBENTURE           MID CAP GROWTH
                                                         SUB-ACCOUNT                        SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------------- ------------------------------- -------------------------
                                             2010               2009             2010             2009          2010        2009
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,404,014)   $     6,071,374    $  14,010,235    $  15,253,335  $   (646,831) $  (482,844)
  Net realized gains (losses)         (16,685,631)       (34,566,523)       1,536,366       (3,149,602)      510,376   (1,121,444)
  Change in unrealized gains
     (losses) on investments          115,120,516        125,792,841       15,031,631       62,652,641    16,393,905   19,940,782
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 97,030,871         97,297,692       30,578,232       74,756,374    16,257,450   18,336,494
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               8,968,587         11,853,447        4,224,878        6,700,145     3,407,394    2,521,492
  Net transfers (including fixed
     account)                          (6,131,544)        (5,387,072)      (5,173,825)       2,343,147     1,517,081    2,919,594
  Contract charges                     (1,716,375)        (1,593,538)        (879,385)        (781,325)     (170,282)    (111,172)
  Transfers for contract benefits
     and terminations                 (65,110,659)       (55,794,102)     (27,975,240)     (22,660,957)   (4,983,156)  (3,197,619)
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (63,989,991)       (50,921,265)     (29,803,572)     (14,398,990)     (228,963)   2,132,295
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
     Net increase (decrease)
       in net assets                   33,040,880         46,376,427          774,660       60,357,384    16,028,487   20,468,789
NET ASSETS:
  Beginning of year                   669,088,087        622,711,660      280,934,170      220,576,786    52,932,593   32,463,804
                                  ------------------ ------------------ ---------------- -------------- ------------- -----------
  End of year                     $   702,128,967    $   669,088,087    $ 281,708,830    $ 280,934,170  $ 68,961,080  $52,932,593
                                  ================== ================== ================ ============== ============= ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         MIST OPPENHEIMER CAPITAL            MIST PIMCO INFLATION    MIST LEGG MASON CLEARBRIDGE
  MIST LORD ABBETT MID CAP VALUE                     APPRECIATION                  PROTECTED BOND              AGGRESSIVE GROWTH
                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------------- -------------------------------- ------------------------------- ------------------------------
           2010             2009            2010             2009            2010            2009            2010           2009
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
$    (1,211,808)   $   1,652,090    $   (851,810)   $  (1,178,784)   $    672,765    $  1,121,419    $   (934,109)   $  (827,758)
    (11,968,952)     (14,468,697)     (4,505,723)      (6,764,937)      2,686,846        (317,705)     (1,022,811)    (3,016,125)
     57,610,182       52,967,810      11,631,099       35,492,889       1,700,768       8,734,936      14,147,287     18,631,158
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
     44,429,422       40,151,203       6,273,566       27,549,168       5,060,379       9,538,650      12,190,367     14,787,275
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
      4,517,169        4,417,074       1,228,121        1,117,683       6,725,092       6,993,968         503,188        538,362
     (6,989,027)        (288,260)     (2,846,076)      (2,309,190)     13,278,499      12,161,582      (3,018,563)    (1,677,655)
       (675,712)        (569,555)       (309,192)        (319,526)       (523,088)       (324,946)       (241,255)      (251,503)
    (18,966,129)     (12,861,626)     (6,696,580)      (5,272,314)     (6,343,352)     (6,915,553)     (4,843,182)    (3,279,492)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
    (22,113,699)      (9,302,367)     (8,623,727)      (6,783,347)     13,137,151      11,915,051      (7,599,812)    (4,670,288)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
     22,315,723       30,848,836      (2,350,161)      20,765,821      18,197,530      21,453,701       4,590,555     10,116,987
    199,636,901      168,788,065      90,688,069       69,922,248      79,015,035      57,561,334      61,074,016     50,957,029
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- --------------
$   221,952,624    $ 199,636,901    $ 88,337,908    $  90,688,069    $ 97,212,565    $ 79,015,035    $ 65,664,571    $61,074,016
================== ================ =============== ================ =============== =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                               MIST T. ROWE PRICE
                                           MIST PIMCO TOTAL RETURN            MIST RCM TECHNOLOGY                  MID CAP GROWTH
                                                       SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                  ----------------------------------- ------------------------------- ------------------------------
                                             2010             2009            2010    2009                     2010          2009
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $   11,382,503     $ 21,518,556     $  (267,598)   $   (148,588)   $  (1,249,977)   $ (1,028,753)
  Net realized gains (losses)           7,546,880       15,734,064          68,705        (905,468)       1,120,474      (1,989,589)
  Change in unrealized gains
     (losses) on investments           13,858,080       21,725,994       3,531,432       4,993,826       18,396,030       26,620,443
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 32,787,463       58,978,614       3,332,539       3,939,770       18,266,527       23,602,101
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              28,923,346       34,777,459          90,266         205,462          682,299        1,820,370
  Net transfers (including fixed
     account)                          28,053,322       93,130,049        (266,467)        775,759       (4,291,838)       2,885,159
  Contract charges                     (2,441,704)      (1,518,563)        (63,061)        (53,370)        (391,983)       (336,221)
  Transfers for contract benefits
     and terminations                 (38,186,032)     (30,625,305)       (840,851)       (499,165)      (5,161,793)     (3,693,671)
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           16,348,932       95,763,640      (1,080,113)        428,686       (9,163,315)         675,637
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                   49,136,395      154,742,254       2,252,426       4,368,456        9,103,212       24,277,738
NET ASSETS:
  Beginning of year                   463,386,876      308,644,622      11,419,520       7,051,064       77,636,322       53,358,584
                                  ------------------ ---------------- --------------- --------------- ---------------- -------------
  End of year                     $   512,523,271    $ 463,386,876    $ 13,671,946    $ 11,419,520    $  86,739,534    $  77,636,322
                                  ================== ================ =============== =============== ================ =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                            MIST HARRIS OAKMARK
 MIST MFS RESEARCH INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH            MIST LAZARD MID CAP                  INTERNATIONAL
                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------------- -------------------------------- ------------------------------- -----------------------------
           2010             2009            2010             2009            2010    2009                    2010          2009
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      $ 481,171    $   2,106,862    $   (833,636)   $    (726,053)   $   (225,424)   $    (77,332)   $    167,300    $  3,596,872
     (3,615,863)      (7,390,363)       (276,970)      (1,827,242)     (1,757,204)     (3,778,915)     (1,899,202)     (5,256,686)
     16,313,902       37,310,730      12,507,436       15,238,804      10,942,867      15,792,475      10,813,402      26,184,314
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
     13,179,210       32,027,229      11,396,830       12,685,509       8,960,239      11,936,228       9,081,500      24,524,500
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      4,392,739        2,846,769         396,472          788,392       1,230,929       1,671,326         645,853       1,071,806
      1,748,970         (734,256)     (5,222,308)         724,757        (748,486)       (583,324)     (2,713,140)     (3,324,443)
       (443,562)        (422,794)       (243,924)        (233,398)       (152,551)       (123,567)       (326,902)       (317,314)
    (10,842,371)      (8,626,139)     (3,600,519)      (2,545,208)     (3,817,931)     (2,625,869)     (4,558,873)     (2,486,181)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
     (5,144,224)      (6,936,420)     (8,670,279)      (1,265,457)     (3,488,039)     (1,661,434)     (6,953,062)     (5,056,132)
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
      8,034,986       25,090,809       2,726,551       11,420,052       5,472,200      10,274,794       2,128,438      19,468,368
    138,034,495      112,943,686      52,644,910       41,224,858      45,027,303      34,752,509      69,004,535      49,536,167
------------------ ---------------- --------------- ---------------- --------------- --------------- --------------- -------------
$   146,069,481    $ 138,034,495    $ 55,371,461    $  52,644,910    $ 50,499,503    $ 45,027,303    $ 71,132,973    $ 69,004,535
================== ================ =============== ================ =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MIST THIRD AVENUE SMALL CAP VALUE  MIST CLARION GLOBAL REAL ESTATE  MIST TURNER MID CAP GROWTH
                                                        SUB-ACCOUNT                      SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------------- -------------------------------- ---------------------------
                                            2010               2009          2010               2009          2010          2009
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (261,454)   $      (255,482) $  2,505,765     $      546,597  $   (185,532)   $ (157,151)
  Net realized gains (losses)           (908,829)        (2,183,457)   (2,014,043)        (2,582,108)      (20,455)     (700,856)
  Change in unrealized gains
     (losses) on investments          10,888,666         13,933,715     4,448,699         11,955,411     2,677,088     4,337,993
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,718,383         11,494,776     4,940,421          9,919,900     2,471,101     3,479,986
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                751,847          1,342,099       578,124            651,573       143,601       315,921
  Net transfers (including fixed
     account)                          2,433,808         (1,343,870)   (1,580,767)           482,986    (1,321,044)     (260,527)
  Contract charges                      (286,658)          (275,109)     (158,062)          (140,367)      (66,895)      (59,095)
  Transfers for contract benefits
     and terminations                 (4,011,504)        (2,516,327)   (2,980,954)        (2,189,078)     (654,789)     (395,118)
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (1,112,507)        (2,793,207)   (4,141,659)        (1,194,886)   (1,899,127)     (398,819)
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
     Net increase (decrease)
       in net assets                   8,605,876          8,701,569       798,762          8,725,014       571,974     3,081,167
NET ASSETS:
  Beginning of year                   58,216,200         49,514,631    37,898,569         29,173,555    11,434,181     8,353,014
                                  ----------------- ---------------- --------------- ---------------- --------------- -----------
  End of year                      $  66,822,076    $    58,216,200  $ 38,697,331    $    37,898,569  $ 12,006,155    $11,434,181
                                  ================= ================ =============== ================ =============== ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE  MIST METLIFE DEFENSIVE STRATEGY  MIST METLIFE MODERATE STRATEGY  MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
          2010              2009           2010              2009           2010             2009           2010             2009
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
$     (123,099)   $      (77,146) $   5,674,560    $    3,258,190  $   8,387,493    $   9,637,345  $   14,651,151    $ (21,686,969)
      (742,619)       (1,828,961)     2,438,674         1,396,187       (417,176)       8,694,910      (1,548,947)     (10,835,694)
     4,491,386         6,170,978     24,044,178        45,473,016     70,879,804      107,981,840     225,546,016      404,397,301
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
     3,625,668         4,264,871     32,157,412        50,127,393     78,850,121      126,314,095     238,648,220      371,874,638
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
        80,163            14,906     15,705,604        20,570,907     53,039,633       56,005,958     157,506,365      131,792,239
      (869,776)       (1,517,453)    47,675,436        74,491,698     76,026,421       96,488,824     180,497,209      199,923,282
       (81,677)          (87,925)    (2,289,031)       (1,518,658)    (4,780,211)      (3,237,941)    (13,309,093)      (9,789,210)
    (1,756,227)         (874,427)   (23,805,311)      (15,360,457)   (40,585,304)     (25,225,313)   (105,008,483)     (69,751,699)
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
    (2,627,517)       (2,464,899)    37,286,698        78,183,490     83,700,539      124,031,528     219,685,998      252,174,612
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
       998,151         1,799,972     69,444,110       128,310,883    162,550,660      250,345,623     458,334,218      624,049,250
    18,467,822        16,667,850    313,812,189       185,501,306    677,808,153      427,462,530   1,859,813,329    1,235,764,079
----------------- --------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
$   19,465,973    $   18,467,822  $ 383,256,299    $  313,812,189  $ 840,358,813    $ 677,808,153  $2,318,147,547   $1,859,813,329
================= =============== ================ =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     MIST METLIFE GROWTH STRATEGY  MIST METLIFE AGGRESSIVE STRATEGY     MIST VAN KAMPEN COMSTOCK
                                                      SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT
                                  -------------------------------- --------------------------------- ----------------------------
                                           2010              2009           2010               2009           2010          2009
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    3,422,859    $  (19,438,714) $    (632,320) $      (2,481,444) $     380,487    $  812,486
  Net realized gains (losses)        (14,030,256)      (23,966,260)         6,101         (6,384,424)      (527,373)   (1,166,615)
  Change in unrealized gains
     (losses) on investments         206,601,938       378,850,383     25,873,873         51,849,843     12,138,266    17,377,261
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations               195,994,541       335,445,409     25,247,654         42,983,975     11,991,380    17,023,132
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             28,881,370        54,516,048      3,159,189          2,849,003      5,752,285     6,198,256
  Net transfers (including fixed
     account)                        (29,250,961)       20,645,140     (3,617,341)       (11,782,672)     6,358,165     8,364,645
  Contract charges                   (11,134,561)      (10,243,989)      (914,104)          (935,025)      (360,651)     (242,010)
  Transfers for contract benefits
     and terminations                (72,428,024)      (55,029,578)    (7,079,427)        (6,097,375)    (6,794,551)   (3,681,092)
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (83,932,176)        9,887,621     (8,451,683)       (15,966,069)     4,955,248    10,639,799
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
     Net increase (decrease)
       in net assets                 112,062,365       345,333,030     16,795,971         27,017,906     16,946,628    27,662,931
NET ASSETS:
  Beginning of year                1,507,800,031     1,162,467,001    181,304,081        154,286,175     84,373,555    56,710,624
                                  ---------------- --------------- ---------------- ---------------- ---------------- -----------
  End of year                     $1,619,862,396    $1,507,800,031 $  198,100,052   $    181,304,081 $  101,320,183   $84,373,555
                                  ================ =============== ================ ================ ================ ===========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA GROWTH ETF     MIST SSGA GROWTH AND INCOME ETF    MIST LEGG MASON VALUE EQUITY              MIST PIONEER FUND
                SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- ------------------------------
          2010    2009                     2010            2009            2010            2009             2010          2009
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
    $   13,653    $     72,333    $     (61,726)   $    316,154    $    119,102    $     16,277    $    (318,516)   $  (696,367)
       (59,054)       (745,306)          81,987        (959,486)     (1,464,386)     (1,472,559)       2,514,220        957,385
     4,696,964       7,780,245       11,069,034      14,238,582       2,552,371       7,667,930       10,849,380     20,301,818
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     4,651,563       7,107,272       11,089,295      13,595,250       1,207,087       6,211,648       13,045,084     20,562,836
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     1,792,718       4,159,137       11,211,386      11,831,006         255,197         367,940        1,776,234      1,237,715
     6,528,036       4,174,642       23,869,909      11,273,094        (427,710)      1,359,220         (841,529)    77,366,268
      (231,837)       (107,690)        (697,684)       (371,157)        (97,989)        (90,519)        (227,780)      (138,443)
    (1,604,141)       (723,223)      (3,947,751)     (2,003,873)     (1,692,705)     (1,167,529)      (9,033,702)    (5,225,112)
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
     6,484,776       7,502,866       30,435,860      20,729,070      (1,963,207)        469,112       (8,326,777)    73,240,428
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
    11,136,339      14,610,138       41,525,155      34,324,320        (756,120)      6,680,760        4,718,307     93,803,264
    35,260,685      20,650,547       83,204,629      48,880,309      22,626,264      15,945,504       95,301,242      1,497,978
----------------- --------------- ---------------- --------------- --------------- --------------- ---------------- -------------
  $ 46,397,024    $ 35,260,685    $ 124,729,784    $ 83,204,629    $ 21,870,144    $ 22,626,264    $ 100,019,549    $95,301,242
================= =============== ================ =============== =============== =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MIST PIONEER STRATEGIC INCOME MIST MFS EMERGING MARKETS EQUITY MIST LOOMIS SAYLES GLOBAL MARKETS
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                  ------------------------------- ------------------------------ ----------------------------------
                                           2010           2009            2010            2009            2010               2009
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   258,842    $   175,839    $   (261,078)    $    15,898     $   172,291    $        31,351
  Net realized gains (losses)            86,109        (30,360)       (900,354)     (2,262,580)       (180,088)          (532,779)
  Change in unrealized gains
     (losses) on investments            420,630      1,079,474      12,713,028      21,567,552       1,853,240          3,097,566
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  765,581      1,224,953      11,551,596      19,320,870       1,845,443          2,596,138
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               878,387        497,615       3,334,914       2,726,501         300,745            659,779
  Net transfers (including fixed
     account)                         2,517,752      1,325,291       6,794,458       7,917,279       4,153,080            295,354
  Contract charges                      (26,765)       (12,446)       (260,810)       (163,013)        (70,530)           (49,790)
  Transfers for contract benefits
     and terminations                  (252,738)      (157,766)     (3,092,430)     (1,648,749)       (658,301)          (237,978)
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          3,116,636      1,652,694       6,776,132       8,832,018       3,724,994            667,365
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets                  3,882,217      2,877,647      18,327,728      28,152,888       5,570,437          3,263,503
NET ASSETS:
  Beginning of year                   5,986,626      3,108,979      53,586,138      25,433,250       9,662,261          6,398,758
                                  ---------------- -------------- --------------- -------------- --------------- ------------------
  End of year                     $   9,868,843    $ 5,986,626    $ 71,913,866    $ 53,586,138    $ 15,232,698    $      9,662,261
                                  ================ ============== =============== ============== =============== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                            MIST AMERICAN FUNDS
MIST RAINIER LARGE CAP EQUITY      MIST AMERICAN FUNDS GROWTH               BALANCED ALLOCATION      MIST AMERICAN FUNDS BOND
                  SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------- ------------------------------- --------------------------------- -----------------------------
          2010           2009            2010            2009             2010             2009            2010          2009
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $    (50,358)   $   (28,483)   $   (374,578)   $   (298,460)   $    (906,340)   $  (2,414,978)   $     56,182    $  (205,516)
       (41,656)      (928,454)      1,515,733          79,016        2,751,089          368,274         404,470         43,122
       754,783      1,607,294       3,333,804       6,973,685       19,429,040       43,707,454         348,999      1,511,568
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
       662,769        650,357       4,474,959       6,754,241       21,273,789       41,660,750         809,651      1,349,174
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
        83,609        248,712         697,076       3,730,655        6,633,885       31,929,941         274,410      2,756,849
     6,913,170        (52,376)     (2,712,547)      9,426,026       14,793,327       49,884,611       1,647,088      8,500,185
       (29,111)       (26,067)       (233,877)       (118,761)      (1,862,475)      (1,105,368)       (166,501)       (69,027)
      (237,668)      (306,308)     (1,055,564)       (810,390)      (7,131,215)      (4,847,774)     (1,749,662)      (442,144)
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     6,730,000       (136,039)     (3,304,912)     12,227,530       12,433,522       75,861,410           5,335     10,745,863
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     7,392,769        514,318       1,170,047      18,981,771       33,707,311      117,522,160         814,986     12,095,037
     5,008,659      4,494,341      27,597,870       8,616,099      201,424,344       83,902,184      17,394,037      5,299,000
----------------- -------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $ 12,401,428    $ 5,008,659    $ 28,767,917    $ 27,597,870    $ 235,131,655    $ 201,424,344    $ 18,209,023    $17,394,037
================= ============== =============== =============== ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                               MIST AMERICAN FUNDS                                            MIST AMERICAN FUNDS
                                                 GROWTH ALLOCATION    MIST AMERICAN FUNDS INTERNATIONAL       MODERATE ALLOCATION
                                                       SUB-ACCOUNT                          SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------------------- --------------------------------- -------------------------
                                         2010              2009             2010            2009           2010           2009
                                  ------------------ ---------------- --------------- ----------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,437,249)   $  (2,376,526)   $   (116,815)   $   (170,690) $     (26,921)   $(1,545,172)
  Net realized gains (losses)           1,598,470         (168,044)        411,997         120,181      1,600,204        490,807
  Change in unrealized gains
     (losses) on investments           23,392,238       49,232,195         529,487       4,156,329      8,764,520     22,694,666
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 23,553,459       46,687,625         824,669       4,105,820     10,337,803     21,640,301
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               8,007,220       35,648,837         421,895       2,428,750      3,512,161     27,385,821
  Net transfers (including fixed
     account)                           8,120,518       27,673,025       1,328,690       3,431,806      4,768,071     29,261,789
  Contract charges                     (1,832,943)      (1,177,284)       (133,608)        (85,670)    (1,228,154)      (627,690)
  Transfers for contract benefits
     and terminations                  (6,730,820)      (3,837,176)       (427,896)       (314,240)    (4,946,216)    (2,808,074)
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            7,563,975       58,307,402       1,189,081       5,460,646      2,105,862     53,211,846
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                   31,117,434      104,995,027       2,013,750       9,566,466     12,443,665     74,852,147
NET ASSETS:
  Beginning of year                   196,705,615       91,710,588      15,224,548       5,658,082    125,390,131     50,537,984
                                  ------------------ ---------------- --------------- ------------- ---------------- ------------
  End of year                       $ 227,823,049    $ 196,705,615    $ 17,238,298    $ 15,224,548  $ 137,833,796    $125,390,131
                                  ================== ================ =============== ============= ================ ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      MIST BLACKROCK HIGH YIELD    MIST DREMAN SMALL CAP VALUE        MIST MET/TEMPLETON GROWTH   MIST MET/FRANKLIN MUTUAL SHARES
                    SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ------------------------------ --------------------------------- -------------------------------
          2010           2009           2010            2009            2010              2009            2010             2009
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
$      364,311    $   130,959    $    (9,591)   $     (4,615)    $    18,671    $      (49,926)   $  (760,955)      $  (365,613)
     2,311,912        120,968         70,649          26,879          95,968            35,586       1,072,750           80,516
      (219,602)     1,609,288        808,864         826,757         758,093         1,977,616       7,931,241       11,104,213
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     2,456,621      1,861,215        869,922         849,021         872,732         1,963,276       8,243,036       10,819,116
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
       800,656      1,292,780        902,574         740,079       1,884,993         1,829,562      11,885,143       13,363,820
     3,513,861      5,598,352        639,323       1,443,893       1,817,393         2,755,933      18,308,930       26,124,297
      (163,518)       (25,694)       (24,626)         (6,637)        (46,762)          (15,701)       (484,048)        (144,568)
      (928,948)      (233,494)      (200,802)        (23,532)       (510,140)         (167,438)     (2,564,020)        (781,773)
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     3,222,051      6,631,944      1,316,469       2,153,803       3,145,484         4,402,356      27,146,005       38,561,776
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
     5,678,672      8,493,159      2,186,391       3,002,824       4,018,216         6,365,632      35,389,041       49,380,892
     9,210,269        717,110      3,801,580         798,756       8,707,599         2,341,967      61,898,072       12,517,180
----------------- -------------- -------------- --------------- --------------- ----------------- --------------- ---------------
$   14,888,941    $ 9,210,269    $ 5,987,971    $  3,801,580    $ 12,725,815    $    8,707,599    $ 97,287,113      $61,898,072
================= ============== ============== =============== =============== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                 MIST MET/FRANKLIN                        MIST
                                                         TEMPLETON               MET/TEMPLETON            MIST BLACKROCK
                                                 FOUNDING STRATEGY          INTERNATIONAL BOND            LARGE CAP CORE
                                                       SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------------------- --------------------------- -------------------------
                                             2010             2009           2010      2009 (a)          2010    2009 (a)
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (1,658,391)   $  (1,140,027)   $    (9,294)    $   (736)    $     (441)    $(1,706)
  Net realized gains (losses)           1,153,192          379,544         19,679        1,736           (154)        347
  Change in unrealized gains
     (losses) on investments           13,638,019       30,354,168        100,395        5,170        246,318      52,383
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                 13,132,820       29,593,685        110,780        6,170        245,723      51,024
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               7,109,943       24,027,861        845,132           --        732,988     366,214
  Net transfers (including fixed
     account)                          14,978,779       38,099,101        948,483      198,651        974,603     352,326
  Contract charges                     (1,208,890)        (611,879)        (7,561)        (916)        (7,983)        (22)
  Transfers for contract benefits
     and terminations                  (6,343,795)      (2,961,302)       (30,132)      (1,344)       (71,450)       (869)
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           14,536,037       58,553,781      1,755,922      196,391      1,628,158     717,649
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
     Net increase (decrease)
       in net assets                   27,668,857       88,147,466      1,866,702      202,561      1,873,881     768,673
NET ASSETS:
  Beginning of year                   138,383,715       50,236,249        202,561           --        768,673          --
                                  ------------------ ---------------- -------------- ------------ -------------- ----------
  End of year                     $   166,052,572    $ 138,383,715    $ 2,069,263    $ 202,561    $ 2,642,554    $768,673
                                  ================== ================ ============== ============ ============== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                    MIST MET/EATON
                    VANCE FLOATING
MIST JANUS FORTY              RATE      RUSSELL MULTI-STYLE EQUITY     RUSSELL AGGRESSIVE EQUITY            RUSSELL NON-U.S.
     SUB-ACCOUNT       SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
------------------- ----------------- ------------------------------- ----------------------------- ---------------------------
         2010 (b)          2010 (b)           2010            2009           2010           2009           2010         2009
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
     $    (1,683)   $       (4,489)   $    (54,858)   $     (3,254)   $   (22,938)   $   (19,042)   $   (22,343)   $   74,805
             229               828        (355,040)       (766,795)      (157,552)      (242,349)      (284,964)     (360,874)
          26,758            21,695       1,945,587       3,558,145        690,369        846,140        764,647     1,449,843
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
          25,304            18,034       1,535,689       2,788,096        509,879        584,749        457,340     1,163,774
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
           8,142                --          21,416           2,750          9,048          5,758         11,545         1,375
         410,037           816,724        (719,632)        (99,055)      (176,139)       (61,936)      (290,534)       24,985
          (1,301)             (844)         (4,179)         (5,164)          (875)          (968)        (1,710)       (2,160)
          (3,551)          (13,961)     (1,430,093)     (1,046,159)      (317,691)      (191,908)      (681,382)     (557,013)
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
         413,327           801,919      (2,132,488)     (1,147,628)      (485,657)      (249,054)      (962,081)     (532,813)
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
         438,631           819,953        (596,799)      1,640,468         24,222        335,695       (504,741)      630,961
              --                --      12,025,654      10,385,186      2,525,303      2,189,608      5,726,361     5,095,400
------------------- ----------------- --------------- --------------- -------------- -------------- -------------- ------------
     $   438,631    $      819,953    $ 11,428,855    $ 12,025,654    $ 2,549,525    $ 2,525,303    $ 5,221,620    $5,726,361
=================== ================= =============== =============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        RUSSELL CORE BOND       RUSSELL REAL ESTATE SECURITIES  INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                          SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------- ------------------------------- ----------------------------------
                                            2010          2009         2010               2009         2010                  2009
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   293,250  $    382,892  $    10,556    $        37,211   $   39,176     $            (815)
  Net realized gains (losses)            426,118       (26,706)     (62,464)          (209,806)      99,108              (136,883)
  Change in unrealized gains
     (losses) on investments             293,554     1,150,269      321,505            469,940      620,712             2,140,403
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,012,922     1,506,455      269,597            297,345      758,996             2,002,705
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 23,997            --           --                 --       55,509                29,770
  Net transfers (including fixed
     account)                             88,472      (407,932)    (173,649)           (35,990)    (149,257)             (322,087)
  Contract charges                        (2,697)       (3,675)        (368)              (376)     (24,201)              (25,539)
  Transfers for contract benefits
     and terminations                 (1,721,339)   (1,249,710)    (182,120)          (113,965)    (672,782)             (496,245)
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (1,611,567)   (1,661,317)    (356,137)          (150,331)    (790,731)             (814,101)
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
     Net increase (decrease)
       in net assets                    (598,645)     (154,862)     (86,540)           147,014      (31,735)            1,188,604
NET ASSETS:
  Beginning of year                   12,121,192    12,276,054    1,415,749          1,268,735    7,800,513             6,611,909
                                  --------------- ------------- -------------- ---------------- -------------- -------------------
  End of year                       $ 11,522,547  $ 12,121,192  $ 1,329,209    $     1,415,749  $ 7,768,778    $        7,800,513
                                  =============== ============= ============== ================ ============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

DWS GOVERNMENT & AGENCY SECURITIES           MSF DAVIS VENTURE VALUE    MSF MET/ARTISAN MID CAP VALUE         MSF JENNISON GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------ --------------------------------- -------------------------------- -------------------------
       2010                  2009             2010             2009            2010             2009            2010        2009
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
 $   31,179    $           29,750    $  (1,186,665)   $    (153,851)   $   (462,408)   $    (333,456)   $   (643,800) $ (769,501)
      8,714                 6,457          708,830       (1,492,272)     (3,309,852)      (4,213,285)         45,180   (1,434,354)
      7,316                23,933       22,493,532       55,094,742       8,609,340       17,079,276       5,500,207   17,735,030
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
     47,209                60,140       22,015,697       53,448,619       4,837,080       12,532,535       4,901,587   15,531,175
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
        796                 1,209        5,025,250        7,145,926         268,401          505,657         565,561    1,065,025
     (3,069)              (60,388)       2,419,910        5,195,252      (3,388,981)      (1,755,808)     (1,125,863)    (369,064)
     (1,209)               (1,467)      (1,014,669)        (916,172)       (191,789)        (203,394)       (254,494)    (251,384)
    (85,614)              (63,971)     (16,140,067)     (10,672,822)     (2,732,738)      (2,048,400)     (3,526,724)  (2,559,455)
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
    (89,096)             (124,617)      (9,709,576)         752,184      (6,045,107)      (3,501,945)     (4,341,520)  (2,114,878)
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
    (41,887)              (64,477)      12,306,121       54,200,803      (1,208,027)       9,030,590         560,067   13,416,297
    922,516               986,993      226,832,922      172,632,119      42,984,311       33,953,721      56,317,673   42,901,376
-------------- --------------------- ---------------- ---------------- --------------- ---------------- ------------- -----------
  $ 880,629    $          922,516    $ 239,139,043    $ 226,832,922    $ 41,776,284    $  42,984,311    $ 56,877,740  $56,317,673
============== ===================== ================ ================ =============== ================ ============= ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                             MSF MFS TOTAL RETURN    MSF ARTIO INTERNATIONAL STOCK     MSF BLACKROCK MONEY MARKET
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                  ---------------------------------- -------------- ----------------- ---------------------------
                                             2010            2009           2010              2009             2010         2009
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   1,724,797    $  2,218,508     $   (3,722)   $      (58,525)   $  (2,436,873)  $(2,806,341)
  Net realized gains (losses)            (654,707)       (826,145)      (216,766)         (259,611)              --            --
  Change in unrealized gains
     (losses) on investments            6,970,796      11,597,154        540,441         1,414,342               --            --
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  8,040,886      12,989,517        319,953         1,096,206       (2,436,873)   (2,806,341)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               4,343,670       4,959,623         96,266            32,878        3,839,854    19,211,983
  Net transfers (including fixed
     account)                           4,724,046      11,944,647         32,389           535,659      (17,430,090)  (29,351,952)
  Contract charges                       (320,043)       (210,302)       (30,663)          (30,746)        (887,934)   (1,059,003)
  Transfers for contract benefits
     and terminations                  (7,730,968)     (5,520,182)      (425,189)         (245,601)     (35,413,836)  (49,396,987)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            1,016,705      11,173,786       (327,197)          292,190      (49,892,006)  (60,595,959)
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets                    9,057,591      24,163,303         (7,244)        1,388,396      (52,328,879)  (63,402,300)
NET ASSETS:
  Beginning of year                    91,620,811      67,457,508      6,592,339         5,203,943      178,892,462   242,294,762
                                  ------------------ --------------- -------------- ----------------- -------------- ------------
  End of year                       $ 100,678,402    $ 91,620,811    $ 6,585,095    $    6,592,339    $ 126,563,583  $178,892,462
                                  ================== =============== ============== ================= ============== ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                           MSF LOOMIS SAYLES
       MSF METLIFE STOCK INDEX       MSF BLACKROCK BOND INCOME    MSF NEUBERGER BERMAN GENESIS              SMALL CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT                                    SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -----------------------------
          2010            2009            2010            2009           2010             2009            2010          2009
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
  $    (12,553)   $    218,389    $  1,769,351    $  2,275,249    $   (18,894)   $     (10,196)   $   (171,760)   $  (139,988)
    (1,337,622)     (2,176,816)         78,661        (135,891)      (162,829)        (328,421)       (343,071)      (477,634)
     5,123,908       8,111,162       2,516,183       1,367,777        485,401          483,870       4,414,802      3,840,159
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
     3,773,733       6,152,735       4,364,195       3,507,135        303,678          145,253       3,899,971      3,222,537
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
       439,939       1,611,927       8,845,817       7,315,859         15,359              435         385,938        663,452
       (99,394)        711,053      10,516,932      16,590,348         50,893         (121,994)       (941,997)     1,186,430
      (163,526)       (145,513)       (321,326)       (151,450)        (7,580)          (9,060)        (60,386)       (48,172)
    (2,208,367)     (2,660,644)     (4,828,426)     (2,530,517)      (108,832)         (93,932)       (967,415)      (505,605)
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
    (2,031,348)       (483,177)     14,212,997      21,224,240        (50,160)        (224,551)     (1,583,860)     1,296,105
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
     1,742,385       5,669,558      18,577,192      24,731,375        253,518          (79,298)      2,316,111      4,518,642
    32,030,625      26,361,067      59,758,262      35,026,887      1,665,321        1,744,619      14,181,458      9,662,816
----------------- --------------- --------------- --------------- -------------- ---------------- --------------- -------------
  $ 33,773,010    $ 32,030,625    $ 78,335,454    $ 59,758,262    $ 1,918,839    $   1,665,321    $ 16,497,569    $14,181,458
================= =============== =============== =============== ============== ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MSF WESTERN ASSET MANAGEMENT     MSF WESTERN ASSET MANAGEMENT            MSF T. ROWE PRICE
                                  STRATEGIC BOND OPPORTUNITIES                  U.S. GOVERNMENT             SMALL CAP GROWTH
                                                   SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
                                  ------------------------------- -------------------------------- ----------------------------
                                           2010           2009            2010             2009            2010         2009
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   272,162    $   270,348    $     99,871    $     331,320    $   (134,163)    $ (93,165)
  Net realized gains (losses)            79,735         44,985         105,413          (81,007)         52,753      (609,611)
  Change in unrealized gains
     (losses) on investments            269,168      1,078,151         259,045           52,761       2,862,526     3,083,950
                                  ---------------- -------------- --------------- --- ------------ --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  621,065      1,393,484         464,329          303,074       2,781,116     2,381,174
                                  ---------------- -------------- --------------- --- ------------ --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                24,027         13,539          78,303        1,078,673          70,945        41,362
  Net transfers (including fixed
     account)                          (297,867)       389,554         209,505        5,540,733         271,191      (131,358)
  Contract charges                      (21,196)       (21,230)        (90,148)         (46,761)        (27,668)      (24,764)
  Transfers for contract benefits
     and terminations                  (513,041)      (528,171)       (768,598)      (2,337,672)       (849,761)     (498,377)
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           (808,077)      (146,308)       (570,938)       4,234,973        (535,293)     (613,137)
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (187,012)     1,247,176        (106,609)       4,538,047       2,245,823     1,768,037
NET ASSETS:
  Beginning of year                   5,903,288      4,656,112      12,961,674        8,423,627       8,843,239     7,075,202
                                  ---------------- -------------- --------------- ---------------- --------------- ------------
  End of year                       $ 5,716,276    $ 5,903,288    $ 12,855,065    $  12,961,674    $ 11,089,062    $8,843,239
                                  ================ ============== =============== ================ =============== ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                            MSF MET/DIMENSIONAL
                                                                                                                  INTERNATIONAL
MSF T. ROWE PRICE LARGE CAP GROWTH    MSF OPPENHEIMER GLOBAL EQUITY                   MSF MFS VALUE               SMALL COMPANY
                       SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------- -------------------------------- ------------------------------- ---------------------------
          2010                2009            2010             2009            2010            2009           2010         2009
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
 $    (649,954)   $       (464,307)   $     58,235    $     161,694    $     26,591    $    (60,569)   $    (4,052)   $   (9,055)
      (311,258)         (2,201,466)       (143,415)        (562,624)         36,456         (92,686)       114,130        32,672
     7,829,354          18,155,364       2,815,391        4,992,056       2,472,883       2,008,339        203,930       170,281
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
     6,868,142          15,489,591       2,730,211        4,591,126       2,535,930       1,855,084        314,008       193,898
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
       386,307             307,307       1,252,421          919,706       5,174,667       2,689,922         97,857       112,573
    (2,806,953)         (1,557,831)      2,735,749          922,134       8,447,040       6,826,404        843,707       872,244
      (182,204)           (195,766)        (67,673)         (42,802)        (92,345)        (19,991)        (7,392)       (2,128)
    (4,025,395)         (2,941,641)     (1,654,831)        (880,611)       (864,235)       (101,688)      (225,602)      (25,221)
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
    (6,628,245)         (4,387,931)      2,265,666          918,427      12,665,127       9,394,647        708,570       957,468
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
       239,897          11,101,660       4,995,877        5,509,553      15,201,057      11,249,731      1,022,578     1,151,366
    51,232,142          40,130,482      17,331,575       11,822,022      13,534,623       2,284,892      1,187,763        36,397
----------------- ------------------- --------------- ---------------- --------------- --------------- -------------- ------------
  $ 51,472,039    $     51,232,142    $ 22,327,452    $  17,331,575    $ 28,735,680    $ 13,534,623    $ 2,210,341    $1,187,763
================= =================== =============== ================ =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                  MSF BARCLAYS CAPITAL AGGREGATE    MSF VAN ECK GLOBAL NATURAL                MSF METLIFE
                                                      BOND INDEX                     RESOURCES        MID CAP STOCK INDEX
                                                     SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------------- ----------------------------- -----------------------
                                           2010          2009 (a)          2010        2009 (a)        2010    2009 (a)
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   39,794    $      (7,549)   $   (10,494)    $   (1,662)    $ (7,061)    $(1,987)
  Net realized gains (losses)            19,060              737         62,446          6,758       15,873      26,246
  Change in unrealized gains
     (losses) on investments             19,410            6,611        274,217         30,976      130,940      15,405
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease)
       in net assets resulting
       from operations                   78,264             (201)       326,169         36,072      139,752      39,664
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                10,208           18,900        526,713        127,945        4,827       8,868
  Net transfers (including fixed
     account)                           612,238        1,419,620        999,376        235,999      466,111     475,856
  Contract charges                      (20,132)          (1,110)        (8,591)          (673)      (3,814)       (646)
  Transfers for contract benefits
     and terminations                  (135,539)          (7,136)       (18,738)        (4,532)    (156,382)     (2,030)
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions            466,775        1,430,274      1,498,760        358,739      310,742     482,048
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
     Net increase (decrease)
       in net assets                    545,039        1,430,073      1,824,929        394,811      450,494     521,712
NET ASSETS:
  Beginning of year                   1,430,073               --        394,811             --      521,712         --
                                  ---------------- ---------------- -------------- -------------- ------------ ----------
  End of year                       $ 1,975,112    $   1,430,073    $ 2,219,740    $   394,811    $ 972,206    $521,712
                                  ================ ================ ============== ============== ============ ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                            PUTNAM VT
                                                        MSF BLACKROCK LEGACY LARGE CAP      MULTI-CAP
MSF MORGAN STANLEY EAFE INDEX    MSF RUSSELL 2000 INDEX                         GROWTH         GROWTH
                  SUB-ACCOUNT               SUB-ACCOUNT                    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------- ------------------------- ------------------------------ --------------
       2010           2009 (a)        2010      2009 (a)           2010        2009 (a)       2010 (c)
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
  $   3,186    $       (1,707)   $  (8,884)   $  (2,015)   $   (106,231)   $   (78,615)   $    (9,027)
     (2,884)            3,588      (28,106)      (3,237)        335,807        112,318          6,120
     37,316            11,925       93,326       33,405       1,425,137      2,141,821        294,395
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
     37,618            13,806       56,336       28,153       1,654,713      2,175,524        291,488
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
        170                --       12,888           --         550,113        135,233             --
    292,194           455,036      496,564      446,028         442,243      7,690,491      2,249,688
     (2,331)             (245)      (2,970)          (9)        (20,602)       (13,769)          (441)
   (154,773)           (1,489)    (137,238)      (3,239)     (1,083,349)      (727,751)       (47,475)
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
    135,260           453,302      369,244      442,780        (111,595)     7,084,204      2,201,772
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
    172,878           467,108      425,580      470,933       1,543,118      9,259,728      2,493,260
    467,108                --      470,933           --       9,259,728             --             --
-------------- ----------------- ------------ ------------ --------------- -------------- --------------
  $ 639,986    $      467,108    $ 896,513    $ 470,933    $ 10,802,846    $ 9,259,728    $ 2,493,260
============== ================= ============ ============ =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                            PUTNAM VT EQUITY INCOME               GROWTH SECURITIES              FOREIGN SECURITIES
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                  --------------------------------- ------------------------------- -------------------------------
                                            2010     2009                   2010            2009            2010            2009
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   267,646    $     33,138     $    41,783    $    242,686    $    158,201    $    585,022
  Net realized gains (losses)           (410,421)     (2,219,999)       (684,600)     (1,146,941)       (424,093)         (9,349)
  Change in unrealized gains
     (losses) on investments           3,142,849       8,286,291       1,302,941       3,855,353       2,528,688       8,535,013
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 3,000,074       6,099,430         660,124       2,951,098       2,262,796       9,110,686
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 24,846          24,306           8,424          20,000         249,004         209,923
  Net transfers (including fixed
     account)                           (861,577)     (3,111,410)       (536,298)       (723,635)       (232,884)       (687,536)
  Contract charges                       (74,738)        (80,606)        (27,850)        (31,507)       (108,957)       (116,644)
  Transfers for contract benefits
     and terminations                 (2,462,825)     (2,035,343)       (931,151)       (665,459)     (2,480,470)     (1,869,399)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          (3,374,294)     (5,203,053)     (1,486,875)     (1,400,601)     (2,573,307)     (2,463,656)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                    (374,220)        896,377        (826,751)      1,550,497        (310,511)      6,647,030
NET ASSETS:
  Beginning of year                   29,027,593      28,131,216      12,652,485      11,101,988      34,089,823      27,442,793
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 28,653,373    $ 29,027,593    $ 11,825,734    $ 12,652,485    $ 33,779,312    $ 34,089,823
                                  ================= =============== =============== =============== =============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP GROWTH OPPORTUNITIES      FIDELITY VIP EQUITY- INCOME            PIMCO VIT HIGH YIELD        PIMCO VIT LOW DURATION
                      SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------------ ------------------------------ ------------------------------- -----------------------------
       2010                  2009           2010            2009            2010            2009            2010          2009
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
$    (1,458)   $           (1,249)   $     3,159    $     24,088    $    710,972    $    636,585    $     14,278    $  220,821
    (12,221)              (12,300)      (352,626)       (504,545)         66,715        (227,761)         91,782       536,343
     34,375                61,980        917,227       1,607,266         699,170       2,468,282         354,758       437,621
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
     20,696                48,431        567,760       1,126,809       1,476,857       2,877,106         460,818     1,194,785
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
        500                 2,200         25,863             200          30,908          29,884          17,624        48,589
    (27,203)                3,455       (224,848)        112,365         760,530       3,476,800       2,163,766     2,364,857
       (140)                 (137)       (16,899)        (19,310)        (52,862)        (41,618)        (58,771)      (46,658)
    (30,509)              (22,581)      (542,280)       (394,571)       (890,159)       (490,935)     (1,920,786)     (894,887)
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
    (57,352)              (17,063)      (758,164)       (301,316)       (151,583)      2,974,131         201,833     1,471,901
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
    (36,656)               31,368       (190,404)        825,493       1,325,274       5,851,237         662,651     2,666,686
    145,775               114,407      4,805,353       3,979,860      11,727,258       5,876,021      12,366,617     9,699,931
-------------- --------------------- -------------- --------------- --------------- --------------- --------------- -------------
  $ 109,119    $          145,775    $ 4,614,949    $  4,805,353    $ 13,052,532    $ 11,727,258    $ 13,029,268    $12,366,617
============== ===================== ============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                  --------------------------------- ------------------------------- ------------------------------
                                            2010            2009            2010            2009             2010          2009
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   545,506    $    346,673    $    146,812    $    (39,573)   $     (65,185)   $    (7,294)
  Net realized gains (losses)             80,486          52,332         137,174          28,087          223,976        (41,453)
  Change in unrealized gains
     (losses) on investments           8,168,085      15,632,672       3,205,525       3,668,097       15,578,153     16,103,075
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 8,794,077      16,031,677       3,489,511       3,656,611       15,736,944     16,054,328
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             11,227,748      10,008,195       3,380,149       1,797,968       12,701,472     15,888,851
  Net transfers (including fixed
     account)                         10,714,964      14,927,875       1,960,678       4,418,825       10,823,101     26,731,257
  Contract charges                      (436,739)       (178,371)       (100,348)        (39,842)        (546,481)      (170,142)
  Transfers for contract benefits
     and terminations                 (3,351,852)     (1,430,217)       (643,918)       (229,321)      (3,326,819)    (1,121,118)
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          18,154,121      23,327,482       4,596,561       5,947,630       19,651,273     41,328,848
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  26,948,198      39,359,159       8,086,072       9,604,241       35,388,217     57,383,176
NET ASSETS:
  Beginning of year                   61,956,827      22,597,668      12,780,124       3,175,883       71,786,632     14,403,456
                                  ----------------- --------------- --------------- --------------- ---------------- -------------
  End of year                       $ 88,905,025    $ 61,956,827    $ 20,866,196    $ 12,780,124    $ 107,174,849    $71,786,632
                                  ================= =============== =============== =============== ================ =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

On November 9, 2009, pursuant to a resolution by the Board of Directors of MetLife Investors Insurance Company, the Company combined MetLife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owner under the Contracts of each separate account pre or post Combination. Each Sub-Account of MetLife Investors Variable Annuity Account Five has been combined with the Sub-Accounts of the Separate Account.

Each Sub-Account of the aforementioned separate accounts has been combined with the Sub-Accounts of the Separate Account or added as an additional Sub-Account if a corresponding Sub-Account did not already exist.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  ("Invesco V.I.")+
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT") American Funds Insurance Series
  ("American Funds")

+    Formerly named AIM Variable Insurance Funds ("AIM V.I.")

* See Note 5 for discussion of additional information on related party transactions.

NAME CHANGE

The following portfolio was affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                          NEW NAME
----------------------------------   --------------------------------------
AIM V.I. International Growth Fund   Invesco V.I. International Growth Fund

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2010:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason ClearBridge Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Invesco Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy Sub-Account
MIST Met/Templeton International Bond Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Janus Forty Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
Invesco V.I. International Growth Sub-Account*
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account*
MSF MFS Total Return Sub-Account*
MSF Artio International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF Neuberger Berman Genesis Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company Sub-Account
MSF Barclays Capital Aggregate Bond Index Sub-Account
MSF Van Eck Global Natural Resources Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF Russell 2000 Index Sub-Account
MSF BlackRock Legacy Large Cap Growth Sub-Account
Putnam VT Multi-Cap Growth Sub-Account* (a)
Putnam VT Equity Income Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account*
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
American Funds Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
(a) This Sub-Account began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2010:

Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                  NEW NAME
-------------------------------------------- -----------------------------------------------
(MIST) Van Kampen Mid Cap Growth Portfolio   (MIST) Morgan Stanley Mid Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio    (MIST) Invesco Small Cap Growth Portfolio
(MSF) BlackRock Strategic Value Portfolio    (MSF) Neuberger Berman Genesis Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                             NEW PORTFOLIO
-------------------------------------------- -----------------------------------------------
Putnam VT Growth and Income Fund             (MIST) Lord Abbett Growth and Income Fund
Putnam VT Vista Fund                         Putnam VT Multi-Cap Growth Fund

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0% . The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and /or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair values, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk    0.50% - 1.50%
Administrative                0.15% - 0.25%
Optional Death Benefit Rider  0.20% - 0.35%
Earnings Preservation Benefit 0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in nets assets of the applicable Sub-Accounts:

LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT/LIFETIME INCOME SOLUTION -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Lifetime Withdrawal Guarantee                              0.50% - 1.80%
Guaranteed Withdrawal Benefit                              0.25% - 1.00%
Guaranteed Minimum Income Benefit/Lifetime Income Solution 0.50% - 1.50%
Guaranteed Minimum Accumulation Benefit                    0.75%
Enhanced Death Benefit                                     0.60% - 1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain portfolios of the MIST and MSF Trusts are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             32,019,656   756,635,535    18,961,311     84,356,158
MIST Lord Abbett Bond Debenture Sub-Account                21,851,108   258,123,939    23,332,650     39,126,882
MIST Morgan Stanley Mid Cap Growth Sub-Account              5,932,100    52,445,736     4,095,340      4,971,624
MIST Lord Abbett Mid Cap Value Sub-Account                 13,980,738   257,435,213    10,136,640     33,462,925
MIST Oppenheimer Capital Appreciation Sub-Account          14,479,022   112,201,213     1,727,961     11,204,222
MIST PIMCO Inflation Protected Bond Sub-Account             8,542,412    92,002,037    23,477,586      7,362,179
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                               8,859,084    62,542,085     1,086,579      9,621,069
MIST PIMCO Total Return Sub-Account                        41,619,831   476,542,470   103,632,409     73,180,913
MIST RCM Technology Sub-Account                             2,878,319    11,792,175     7,804,454      9,152,680
MIST T. Rowe Price Mid Cap Growth Sub-Account               8,966,066    68,025,255     2,799,382     13,213,421
MIST MFS Research International Sub-Account                14,294,184   164,428,530     9,069,298     13,733,260
MIST Invesco Small Cap Growth Sub-Account                   3,984,904    48,771,600     2,256,508     11,760,925
MIST Lazard Mid Cap Sub-Account                             4,445,790    54,391,711     2,789,399      6,503,703
MIST Harris Oakmark International Sub-Account               5,226,527    72,218,761     6,749,977     13,536,117
MIST Third Avenue Small Cap Value Sub-Account               4,457,364    62,857,905     7,365,512      8,740,194
MIST Clarion Global Real Estate Sub-Account                 3,792,745    46,822,291     4,278,169      5,914,651
MIST Turner Mid Cap Growth Sub-Account                        887,379    10,170,424       920,264      3,005,459
MIST Goldman Sachs Mid Cap Value Sub-Account                1,520,786    19,889,223     1,262,364      4,013,516
MIST MetLife Defensive Strategy Sub-Account                35,421,105   354,698,257   100,875,210     57,914,341
MIST MetLife Moderate Strategy Sub-Account                 78,832,911   789,432,348   129,133,303     37,045,518
MIST MetLife Balanced Strategy Sub-Account                223,328,286 2,165,105,432   269,013,393     34,676,638
MIST MetLife Growth Strategy Sub-Account                  154,125,826 1,589,738,345    51,086,576    131,596,101
MIST MetLife Aggressive Strategy Sub-Account               20,549,801   175,441,282     9,878,819     18,963,230
MIST Van Kampen Comstock Sub-Account                       10,642,888   103,232,485     9,186,583      3,851,486
MIST SSgA Growth ETF Sub-Account                            4,191,244    41,975,237    11,265,067      4,766,979
MIST SSgA Growth and Income ETF Sub-Account                10,912,497   114,404,184    33,930,441      3,552,079
MIST Legg Mason Value Equity Sub-Account                    3,354,329    30,089,009     1,325,222      3,169,694
MIST Pioneer Fund Sub-Account                               7,077,900    69,270,341     2,622,079     11,268,033
MIST Pioneer Strategic Income Sub-Account                     885,729     8,822,272     4,292,793        917,554
MIST MFS Emerging Markets Equity Sub-Account                6,222,753    65,586,064    19,235,735     12,721,313
MIST Loomis Sayles Global Markets Sub-Account               1,295,302    14,036,198     7,843,737      3,946,877
MIST Rainier Large Cap Equity Sub-Account                   1,532,944    11,909,895     9,264,562      2,585,151
MIST American Funds Growth Sub-Account                      3,144,042    21,694,068     4,731,828      8,411,612
MIST American Funds Balanced Allocation Sub-Account        24,042,096   191,455,827    32,807,104     21,177,065
MIST American Funds Bond Sub-Account                        1,819,092    16,839,270     5,031,238      4,970,103
MIST American Funds Growth Allocation Sub-Account          24,602,928   187,163,646    26,085,791     19,959,422
MIST American Funds International Sub-Account               2,002,133    14,294,745     4,481,680      3,369,229
MIST American Funds Moderate Allocation Sub-Account        13,797,181   114,057,921    14,962,910     12,884,332
MIST BlackRock High Yield Sub-Account                       1,723,268    13,647,766    35,787,870     32,201,899
MIST Dreman Small Cap Value Sub-Account                       405,145     4,463,316     1,761,556        454,931
MIST Met/Templeton Growth Sub-Account                       1,365,435    10,424,921     3,915,643        751,742
MIST Met/Franklin Mutual Shares Sub-Account                10,980,497    80,738,536    28,306,468        991,956
MIST Met/Franklin Templeton Founding Strategy Sub-Account  16,841,036   131,606,685    20,647,735      7,769,873
MIST Met/Templeton International Bond Sub-Account             166,878     1,963,726     2,161,097        414,297
MIST BlackRock Large Cap Core Sub-Account                     307,996     2,343,906     1,949,787        322,154
MIST Janus Forty Sub-Account (a)                                6,551       411,915       468,969         57,283
MIST Met/Eaton Vance Floating Rate Sub-Account (a)             79,460       798,332       842,286         44,782
Russell Multi-Style Equity Sub-Account                        841,595    11,673,816       338,138      2,525,516
Russell Aggressive Equity Sub-Account                         213,887     2,782,600        91,235        599,858
Russell Non-U.S. Sub-Account                                  511,423     5,763,604       239,991      1,224,410
Russell Core Bond Sub-Account                               1,096,343    11,190,396     1,499,811      2,506,961
Russell Real Estate Securities Sub-Account                     95,490     1,423,007        49,853        395,545
Invesco V.I. International Growth Sub-Account                 272,569     6,682,827       664,323      1,416,315
DWS Government & Agency Securities Sub-Account                 67,847       823,858        78,422        136,503
MSF Davis Venture Value Sub-Account                         7,691,069   208,847,208     8,665,554     19,562,384

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF Met/Artisan Mid Cap Value Sub-Account                   253,205    54,620,073       642,895      7,150,732
MSF Jennison Growth Sub-Account                           4,735,808    50,989,479     2,359,668      7,345,882
MSF MFS Total Return Sub-Account                            782,115   103,719,044     9,810,712      7,069,717
MSF Artio International Stock Sub-Account                   668,982     7,493,538       542,129        873,377
MSF BlackRock Money Market Sub-Account                    1,265,637   126,563,673    49,093,905    101,423,659
MSF MetLife Stock Index Sub-Account                       1,169,010    34,496,595     6,274,326      8,318,725
MSF BlackRock Bond Income Sub-Account                       732,535    75,846,933    20,283,301      4,301,350
MSF Neuberger Berman Genesis Sub-Account                    169,812     2,362,157       265,014        334,278
MSF Loomis Sayles Small Cap Growth Sub-Account            1,742,094    15,504,593       562,680      2,318,689
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                               445,073     5,283,504       933,808      1,469,948
MSF Western Asset Management U.S. Government
  Sub-Account                                             1,061,530    12,621,282     3,706,017      4,140,840
MSF T. Rowe Price Small Cap Growth Sub-Account              689,239     8,690,707     1,050,300      1,720,129
MSF T. Rowe Price Large Cap Growth Sub-Account            3,433,058    46,785,427     2,002,464      9,281,082
MSF Oppenheimer Global Equity Sub-Account                 1,453,616    21,255,054     4,018,211      1,694,631
MSF MFS Value Sub-Account                                 2,349,610    24,581,850    13,132,621        441,205
MSF Met/ Dimensional International Small Company
  Sub-Account                                               132,999     1,834,808     1,200,077        419,385
MSF Barclays Capital Aggregate Bond Index Sub-Account       180,218     1,949,167     2,006,132      1,499,741
MSF Van Eck Global Natural Resources Sub-Account            123,252     1,914,577     2,071,800        531,255
MSF MetLife Mid Cap Stock Index Sub-Account                  70,966       825,890       804,767        500,466
MSF Morgan Stanley EAFE Index Sub-Account                    54,704       590,796       656,733        518,364
MSF Russell 2000 Index Sub-Account                           68,597       769,832     1,609,954      1,249,711
MSF BlackRock Legacy Large Cap Growth Sub-Account           393,549     7,235,950     1,181,879      1,400,101
Putnam VT Multi-Cap Growth Sub-Account (b)                  120,844     2,198,903     2,287,613         94,830
Putnam VT Equity Income Sub-Account                       2,131,953    28,915,038       590,140      3,697,383
FTVIPT Templeton Growth Securities Sub-Account            1,072,991    15,432,825       186,074      1,631,663
FTVIPT Templeton Foreign Securities Sub-Account           2,354,213    33,262,721     3,065,203      5,480,689
Fidelity VIP Growth Opportunities Sub-Account                 6,090       108,585         1,123         59,971
Fidelity VIP Equity-Income Sub-Account                      245,774     5,291,982       568,827      1,324,129
PIMCO VIT High Yield Sub-Account                          1,684,204    12,334,877     2,340,246      1,781,216
PIMCO VIT Low Duration Sub-Account                        1,248,019    12,756,872     3,243,956      2,984,687
American Funds Global Growth Sub-Account                  4,138,970    74,957,567    20,133,236      1,433,947
American Funds Global Small Capitalization Sub-Account      977,343    14,941,798     5,372,136        628,971
American Funds Growth Sub-Account                         1,972,302    79,022,091    20,792,412      1,206,657

(a) For the period May 3, 2010 to December 31, 2010.
(b) For the period September 27, 2010 to December 31, 2010.

                     This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                          MIST LORD ABBETT            MIST LORD ABBETT       MIST MORGAN STANLEY
                                         GROWTH AND INCOME              BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009         2010         2009
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           15,593,590    17,054,222    13,193,447    14,022,797    4,839,057    4,629,395
Units issued and transferred
  from other funding options         716,153     1,163,745       903,845     1,616,020      713,654      957,442
Units redeemed and transferred to
  other funding options           (2,175,376)   (2,624,377)   (2,260,676)   (2,445,370)    (733,801)    (747,780)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 14,134,367    15,593,590    11,836,616    13,193,447    4,818,910    4,839,057
                                  ============= ============= ============= ============= ============ ============

                                  MIST LEGG MASON CLEARBRIDGE
                                            AGGRESSIVE GROWTH     MIST PIMCO TOTAL RETURN        MIST RCM TECHNOLOGY
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------------ --------------------------- --------------------------
                                        2010             2009          2010          2009          2010         2009
                                  ------------- ---------------- ------------- ------------- ------------- ------------
Units beginning of year            9,606,073       10,488,614    29,925,971    23,369,511     2,129,052    2,054,635
Units issued and transferred
  from other funding options         366,569          588,725     8,721,929    12,187,850     1,554,506      590,379
Units redeemed and transferred to
  other funding options           (1,496,590)      (1,471,266)   (7,786,370)   (5,631,390)   (1,653,847)    (515,962)
                                  ------------- ---------------- ------------- ------------- ------------- ------------
Units end of year                  8,476,052        9,606,073    30,861,530    29,925,971     2,029,711    2,129,052
                                  ============= ================ ============= ============= ============= ============

                                                                MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                     MIST LAZARD MID CAP              INTERNATIONAL           SMALL CAP VALUE
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- -------------------------- -------------------------
                                       2010         2009         2010          2009         2010         2009
                                  ------------ ------------ ------------ ------------- ------------ ------------
Units beginning of year           3,546,544    3,701,818    4,066,421     4,450,252    3,942,016    4,169,845
Units issued and transferred
  from other funding options        345,975      537,899      513,332       650,523      620,786      627,104
Units redeemed and transferred to
  other funding options            (619,622)    (693,173)    (916,707)   (1,034,354)    (728,642)    (854,933)
                                  ------------ ------------ ------------ ------------- ------------ ------------
Units end of year                 3,272,897    3,546,544    3,663,046     4,066,421    3,834,160    3,942,016
                                  ============ ============ ============ ============= ============ ============

                                              MIST METLIFE                MIST METLIFE                 MIST METLIFE
                                        DEFENSIVE STRATEGY           MODERATE STRATEGY            BALANCED STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009            2010        2009
                                  ------------- ------------- ------------- ------------- -------------------------
Units beginning of year           28,585,107    20,521,525    61,993,623    48,839,803     174,627,957  147,575,188
Units issued and transferred
  from other funding options      12,487,052    15,848,889    16,550,090    22,185,086      37,630,687   46,188,462
Units redeemed and transferred to
  other funding options           (9,180,121)   (7,785,307)   (9,527,608)   (9,031,266)    (18,926,192) (19,135,693)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                 31,892,038    28,585,107    69,016,105    61,993,623     193,332,452  174,627,957
                                  ============= ============= ============= ============= ============= ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

        MIST LORD ABBETT            MIST OPPENHEIMER        MIST PIMCO INFLATION
           MID CAP VALUE        CAPITAL APPRECIATION              PROTECTED BOND
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2010          2009          2010          2009          2010          2009
------------- ------------- ------------- ------------- ------------- -------------
 9,382,903     9,920,843    11,409,698    12,461,052     6,189,735     5,260,106
 1,333,348     1,047,331       655,627       885,126     2,275,957     2,420,447
(2,316,185)   (1,585,271)   (1,765,355)   (1,936,480)   (1,352,522)   (1,490,818)
------------- ------------- ------------- ------------- ------------- -------------
 8,400,066     9,382,903    10,299,970    11,409,698     7,113,170     6,189,735
============= ============= ============= ============= ============= =============

      MIST T. ROWE PRICE           MIST MFS RESEARCH              MIST INVESCO
          MID CAP GROWTH               INTERNATIONAL          SMALL CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- --------------------------- -------------------------
      2010          2009          2010          2009         2010         2009
------------- ------------- ------------- ------------- ------------ ------------
 9,444,336     9,296,506     9,683,890    10,212,094    4,320,755    4,467,675
   628,943     2,114,107     1,283,022     1,202,006      283,473      545,182
(1,676,399)   (1,966,277)   (1,612,856)   (1,730,210)    (928,545)    (692,102)
------------- ------------- ------------- ------------- ------------ ------------
 8,396,880     9,444,336     9,354,056     9,683,890    3,675,683    4,320,755
============= ============= ============= ============= ============ ============

   MIST CLARION GLOBAL               MIST TURNER        MIST GOLDMAN SACHS
           REAL ESTATE            MID CAP GROWTH             MID CAP VALUE
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2010         2009         2010         2009         2010         2009
------------ ------------ ------------ ------------ ------------ ------------
2,963,807    3,017,825    1,004,871    1,062,658    1,482,733    1,740,044
  224,016      545,269      110,973      167,061      111,557       45,739
 (539,940)    (599,287)    (272,276)    (224,848)    (313,905)    (303,050)
------------ ------------ ------------ ------------ ------------ ------------
2,647,883    2,963,807      843,568    1,004,871    1,280,385    1,482,733
============ ============ ============ ============ ============ ============


             MIST METLIFE             MIST METLIFE             MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                    COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
2010                 2009       2010          2009          2010          2009
------------- ----------- ------------- ------------- ------------- -------------
 146,128,352  144,681,997  18,139,859    20,155,167     9,148,538     7,709,294
   8,850,383   19,571,725   1,389,894     1,269,392     1,757,180     2,598,214
 (17,031,700) (18,125,370) (2,269,659)   (3,284,700)   (1,245,264)   (1,158,970)
------------- ----------- ------------- ------------- ------------- -------------
 137,947,035  146,128,352  17,260,094    18,139,859     9,660,454     9,148,538
============= =========== ============= ============= ============= =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                               MIST SSGA                  MIST SSGA           MIST LEGG MASON
                                              GROWTH ETF      GROWTH AND INCOME ETF              VALUE EQUITY
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- -------------------------- -------------------------
                                       2010         2009          2010         2009         2010         2009
                                  ------------ ------------ ------------- ------------ ------------ ------------
Units beginning of year           3,535,741    2,631,694     7,874,421    5,706,322    3,602,247    3,449,785
Units issued and transferred
  from other funding options      1,230,189    1,419,212     3,746,793    3,020,230      263,939      671,733
Units redeemed and transferred to
  other funding options            (629,788)    (515,165)     (999,262)    (852,131)    (573,200)    (519,271)
                                  ------------ ------------ ------------- ------------ ------------ ------------
Units end of year                 4,136,142    3,535,741    10,621,952    7,874,421    3,292,986    3,602,247
                                  ============ ============ ============= ============ ============ ============

                                     MIST LOOMIS SAYLES             MIST RAINIER                       MIST
                                         GLOBAL MARKETS         LARGE CAP EQUITY      AMERICAN FUNDS GROWTH
                                            SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------ ------------------------ --------------------------
                                       2010        2009         2010        2009          2010         2009
                                  ------------ ----------- ------------ ----------- ------------- ------------
Units beginning of year             899,578     825,508      723,558     786,871     3,506,399    1,497,798
Units issued and transferred
  from other funding options        660,950     258,649    1,217,236     433,402       843,038    2,819,679
Units redeemed and transferred to
  other funding options            (383,112)   (184,579)    (375,628)   (496,715)   (1,209,569)    (811,078)
                                  ------------ ----------- ------------ ----------- ------------- ------------
Units end of year                 1,177,416     899,578    1,565,166     723,558     3,139,868    3,506,399
                                  ============ =========== ============ =========== ============= ============

                                     MIST AMERICAN FUNDS         MIST AMERICAN FUNDS            MIST BLACKROCK
                                           INTERNATIONAL         MODERATE ALLOCATION                HIGH YIELD
                                             SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- --------------------------- -------------------------
                                       2010         2009          2010          2009          2010        2009
                                  ------------ ------------ ------------- ------------- ------------- -----------
Units beginning of year           1,794,269      935,627    13,452,576     6,585,179       517,570      58,901
Units issued and transferred
  from other funding options        654,079    1,173,720     2,252,108     8,421,960     2,040,584     608,381
Units redeemed and transferred to
  other funding options            (517,217)    (315,078)   (2,037,239)   (1,554,563)   (1,827,358)   (149,712)
                                  ------------ ------------ ------------- ------------- ------------- -----------
Units end of year                 1,931,131    1,794,269    13,667,445    13,452,576       730,796     517,570
                                  ============ ============ ============= ============= ============= ===========

                                  MIST MET/FRANKLIN TEMPLETON    MIST MET/TEMPLETON        MIST BLACKROCK
                                            FOUNDING STRATEGY    INTERNATIONAL BOND        LARGE CAP CORE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------------ --------------------- ---------------------
                                        2010             2009       2010    2009 (a)      2010    2009 (a)
                                  ------------- ---------------- ---------- ---------- ---------- ----------
Units beginning of year           15,445,257        7,133,612     18,597         --     85,136         --
Units issued and transferred
  from other funding options       3,520,240       10,172,553    198,593     23,684    228,326     85,921
Units redeemed and transferred to
  other funding options           (1,935,446)      (1,860,908)   (48,190)    (5,087)   (49,401)      (785)
                                  ------------- ---------------- ---------- ---------- ---------- ----------
Units end of year                 17,030,051       15,445,257    169,000     18,597    264,061     85,136
                                  ============= ================ ========== ========== ========== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                                 MIST PIONEER           MIST MFS EMERGING
      MIST PIONEER FUND      STRATEGIC INCOME              MARKETS EQUITY
            SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------- ---------------------------
      2010         2009       2010       2009          2010          2009
------------- ------------ ---------- ---------- ------------- -------------
 7,155,477      103,010    243,858    167,799     5,035,625     3,919,168
   348,278    7,884,289    228,850    117,446     2,186,080     2,117,923
(1,044,412)    (831,822)   (52,529)   (41,387)   (1,664,008)   (1,001,466)
------------- ------------ ---------- ---------- ------------- -------------
 6,459,343    7,155,477    420,179    243,858     5,557,697     5,035,625
============= ============ ========== ========== ============= =============

     MIST AMERICAN FUNDS       MIST AMERICAN FUNDS         MIST AMERICAN FUNDS
     BALANCED ALLOCATION                      BOND           GROWTH ALLOCATION
             SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2010          2009         2010         2009          2010          2009
------------- ------------- ------------ ------------ ------------- -------------
22,597,437    11,983,365    1,763,742      592,698    23,471,136    14,440,596
 4,764,413    12,936,497      606,877    1,477,036     4,347,175    11,998,923
(3,463,095)   (2,322,425)    (603,091)    (305,992)   (3,485,758)   (2,968,383)
------------- ------------- ------------ ------------ ------------- -------------
23,898,755    22,597,437    1,767,528    1,763,742    24,332,553    23,471,136
============= ============= ============ ============ ============= =============

       MIST DREMAN        MIST MET/TEMPLETON          MIST MET/FRANKLIN
   SMALL CAP VALUE                    GROWTH              MUTUAL SHARES
       SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------- ------------------------- --------------------------
   2010       2009         2010         2009          2010         2009
---------- ---------- ------------ ------------ ------------- ------------
296,874     79,596    1,004,927      355,286     7,563,677    1,891,505
163,741    251,347      549,964      749,651     4,048,937    6,161,827
(64,151)   (34,069)    (178,544)    (100,010)     (801,676)    (489,655)
---------- ---------- ------------ ------------ ------------- ------------
396,464    296,874    1,376,347    1,004,927    10,810,938    7,563,677
========== ========== ============ ============ ============= ============

                   MIST MET/
       MIST      EATON VANCE                   RUSSELL               RUSSELL
JANUS FORTY    FLOATING RATE        MULTI-STYLE EQUITY     AGGRESSIVE EQUITY
SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------- ---------------- ------------------------- ---------------------
    2010 (b)         2010 (b)        2010         2009       2010       2009
-------------- ---------------- ------------ ------------ ---------- ----------
         --               --    1,105,777    1,237,353    224,440    252,148
      3,428           85,480       27,986       56,329      7,844      9,487
       (451)          (5,112)    (218,662)    (187,905)   (48,274)   (37,195)
-------------- ---------------- ------------ ------------ ---------- ----------
      2,977           80,368      915,101    1,105,777    184,010    224,440
============== ================ ============ ============ ========== ==========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                               RUSSELL                 RUSSELL
                                               NON-U.S.               CORE BOND    RUSSELL REAL ESTATE SECURITIES
                                            SUB-ACCOUNT             SUB-ACCOUNT                       SUB-ACCOUNT
                                  ---------------------- ----------------------- ---------------------------------
                                      2010       2009        2010        2009       2010                   2009
                                  ----------- ---------- ----------- ----------- ---------- ----------------------
Units beginning of year            428,978    476,105     741,772     857,970     62,444                 71,152
Units issued and transferred
  from other funding options        19,494     20,321      50,156      30,393        934                  7,025
Units redeemed and transferred to
  other funding options            (92,461)   (67,448)   (141,979)   (146,591)   (15,012)               (15,733)
                                  ----------- ---------- ----------- ----------- ---------- ----------------------
Units end of year                  356,011    428,978     649,949     741,772     48,366                 62,444
                                  =========== ========== =========== =========== ========== ======================

                                         MSF MET/ARTISAN              MSF JENNISON
                                           MID CAP VALUE                    GROWTH      MSF MFS TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2010         2009         2010         2009         2010         2009
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           3,600,989    3,947,813    5,323,714    5,593,496    3,547,041    3,343,530
Units issued and transferred
  from other funding options        109,300      299,307      420,382      685,531      412,886      651,240
Units redeemed and transferred to
  other funding options            (606,187)    (646,131)    (840,839)    (955,313)    (595,755)    (447,729)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 3,104,102    3,600,989    4,903,257    5,323,714    3,364,172    3,547,041
                                  ============ ============ ============ ============ ============ ============

                                           MSF BLACKROCK         MSF NEUBERGER         MSF LOOMIS SAYLES
                                             BOND INCOME        BERMAN GENESIS          SMALL CAP GROWTH
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- --------------------- -------------------------
                                       2010         2009       2010       2009         2010         2009
                                  ------------ ------------ ---------- ---------- ------------ ------------
Units beginning of year           1,093,871      712,480    122,821    143,291    1,686,737    1,480,050
Units issued and transferred
  from other funding options        432,790      538,058     19,822     13,542      130,270      445,815
Units redeemed and transferred to
  other funding options            (196,064)    (156,667)   (24,238)   (34,012)    (307,526)    (239,128)
                                  ------------ ------------ ---------- ---------- ------------ ------------
Units end of year                 1,330,597    1,093,871    118,405    122,821    1,509,481    1,686,737
                                  ============ ============ ========== ========== ============ ============

                                       MSF T. ROWE PRICE           MSF OPPENHEIMER                 MSF MFS
                                        LARGE CAP GROWTH             GLOBAL EQUITY                   VALUE
                                             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------- -----------------------
                                       2010         2009         2010         2009         2010       2009
                                  ------------ ------------ ------------ ------------ ------------ ----------
Units beginning of year           4,174,670    4,614,190    1,009,176      955,438      962,018    194,021
Units issued and transferred
  from other funding options        239,031      334,805      300,668      221,626    1,050,362    839,046
Units redeemed and transferred to
  other funding options            (768,534)    (774,325)    (177,705)    (167,888)    (149,817)   (71,049)
                                  ------------ ------------ ------------ ------------ ------------ ----------
Units end of year                 3,645,167    4,174,670    1,132,139    1,009,176    1,862,563    962,018
                                  ============ ============ ============ ============ ============ ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

           INVESCO V.I.     DWS GOVERNMENT &           MSF DAVIS VENTURE
   INTERNATIONAL GROWTH    AGENCY SECURITIES                       VALUE
            SUB-ACCOUNT          SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- -------------------- ---------------------------
        2010       2009      2010       2009          2010          2009
--------------- ---------- --------- ---------- ------------- -------------
     461,755    522,812    57,534     65,564    17,270,503    17,609,616
      40,104     25,427     2,526      3,089     1,418,690     2,097,262
     (87,776)   (86,484)   (7,795)   (11,119)   (2,464,773)   (2,436,375)
--------------- ---------- --------- ---------- ------------- -------------
     414,083    461,755    52,265     57,534    16,224,420    17,270,503
=============== ========== ========= ========== ============= =============


           MSF ARTIO                MSF BLACKROCK            MSF METLIFE
 INTERNATIONAL STOCK                 MONEY MARKET            STOCK INDEX
         SUB-ACCOUNT                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------- ------------------------- -------------------------
     2010       2009          2010           2009      2010         2009
------------ ---------- ---------- -------------- ------------ ------------
  483,148    458,361    16,896,220     22,607,243 3,098,322    3,163,371
   58,013     77,867     8,099,016     12,428,401   670,658      754,882
  (83,624)   (53,080)   (12,848,837) (18,139,424)  (868,435)    (819,931)
------------ ---------- ------------------------- ------------ ------------
  457,537    483,148    12,146,399     16,896,220 2,900,545    3,098,322
============ ========== ========== ============== ============ ============

                 MSF WESTERN       MSF WESTERN ASSET
            ASSET MANAGEMENT              MANAGEMENT       MSF T. ROWE PRICE
STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT        SMALL CAP GROWTH
                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------- ----------------------- -----------------------
   2010                 2009        2010        2009        2010        2009
---------- -------------------- ----------- ----------- ----------- -----------
257,500              264,015     808,057     539,471     642,589     702,633
 26,192               49,000     237,674     637,926      79,775     162,790
(59,157)             (55,515)   (274,775)   (369,340)   (115,496)   (222,834)
---------- -------------------- ----------- ----------- ----------- -----------
224,535              257,500     770,956     808,057     606,868     642,589
========== ==================== =========== =========== =========== ===========


MSF MET/DIMENSIONAL
      INTERNATIONAL    MSF BARCLAYS CAPITAL    MSF VAN ECK GLOBAL
      SMALL COMPANY    AGGREGATE BOND INDEX     NATURAL RESOURCES
        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------- ----------------------- ---------------------
   2010        2009        2010     2009 (a)      2010    2009 (a)
---------- ----------- ----------- ----------- ---------- ----------
 83,514       3,592     100,819          --     26,708         --
 80,327      97,243     137,619     105,552    131,299     38,859
(35,330)    (17,321)   (105,384)     (4,733)   (40,229)   (12,151)
---------- ----------- ----------- ----------- ---------- ----------
128,511      83,514     133,054     100,819    117,778     26,708
========== =========== =========== =========== ========== ==========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                          MSF METLIFE    MSF MORGAN STANLEY
                                  MID CAP STOCK INDEX            EAFE INDEX    MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------- --------------------- -------------------------
                                     2010     2009 (a)      2010    2009 (a)      2010        2009 (a)
                                  ---------- ----------- ---------- ---------- ---------- --------------
Units beginning of year            39,029          --     40,712         --     35,011             --
Units issued and transferred
  from other funding options       57,656     112,020     64,122     53,738    108,101         53,121
Units redeemed and transferred to
  other funding options           (37,598)    (72,991)   (52,399)   (13,026)   (89,744)       (18,110)
                                  ---------- ----------- ---------- ---------- ---------- --------------
Units end of year                  59,087      39,029     52,435     40,712     53,368         35,011
                                  ========== =========== ========== ========== ========== ==============

                                      FTVIPT TEMPLETON          FTVIPT TEMPLETON            FIDELITY VIP
                                     GROWTH SECURITIES        FOREIGN SECURITIES    GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ----------------------- ------------------------- -----------------------
                                      2010        2009         2010         2009      2010          2009
                                  ----------- ----------- ------------ ------------ --------- -------------
Units beginning of year            867,706     987,740    2,349,812    2,562,516    19,375        21,872
Units issued and transferred
  from other funding options         9,705      16,989      254,235      185,588       125         1,399
Units redeemed and transferred to
  other funding options           (115,004)   (137,023)    (431,619)    (398,292)   (7,613)       (3,896)
                                  ----------- ----------- ------------ ------------ --------- -------------
Units end of year                  762,407     867,706    2,172,428    2,349,812    11,887        19,375
                                  =========== =========== ============ ============ ========= =============

                                          AMERICAN FUNDS                 AMERICAN FUNDS        AMERICAN FUNDS
                                           GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION                GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- ------------------------------ ---------------------
                                       2010         2009       2010                2009       2010       2009
                                  ------------ ------------ ---------- ------------------- ---------- ----------
Units beginning of year           2,316,571    1,196,083    467,145             185,100    464,628    128,846
Units issued and transferred
  from other funding options        946,439    1,301,159    234,611             321,190    176,719    358,710
Units redeemed and transferred to
  other funding options            (259,621)    (180,671)   (72,530)            (39,145)   (48,887)   (22,928)
                                  ------------ ------------ ---------- ------------------- ---------- ----------
Units end of year                 3,003,389    2,316,571    629,226             467,145    592,460    464,628
                                  ============ ============ ========== =================== ========== ==========

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                            PUTNAM VT
  MSF BLACKROCK LEGACY      MULTI-CAP                 PUTNAM VT
      LARGE CAP GROWTH         GROWTH             EQUITY INCOME
           SUB-ACCOUNT    SUB-ACCOUNT               SUB-ACCOUNT
------------------------- -------------- -------------------------
     2010      2009 (a)       2010 (c)        2010         2009
------------ ------------ -------------- ------------ ------------
4,337,851           --             --    2,012,929    2,461,774
  112,346    4,844,756        194,867       23,714       44,897
 (823,522)    (506,905)        (7,025)    (254,151)    (493,742)
------------ ------------ -------------- ------------ ------------
3,626,675    4,337,851        187,842    1,782,492    2,012,929
============ ============ ============== ============ ============

      FIDELITY VIP               PIMCO VIT               PIMCO VIT
     EQUITY-INCOME              HIGH YIELD            LOW DURATION
       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------- ----------------------- -----------------------
   2010       2009        2010        2009        2010        2009
---------- ---------- ----------- ----------- ----------- -----------
373,302    405,578     785,381     544,206     866,665     758,728
 39,680     58,480     112,061     349,796     225,632     309,881
(96,144)   (90,756)   (122,388)   (108,621)   (210,931)   (201,944)
---------- ---------- ----------- ----------- ----------- -----------
316,838    373,302     775,054     785,381     881,366     866,665
========== ========== =========== =========== =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------- --------------------------------------------------
                                                UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                 LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ------------- ------------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and  2010 14,134,367 14.87 - 56.24   702,128,967          1.14      0.75 - 2.35    14.30 - 16.33
  Income Sub-Account         2009 15,593,590 12.78 - 48.34   669,088,087          2.37      0.75 - 2.35    15.64 - 17.67
                             2008 17,054,222 10.86 - 41.08   622,711,660          1.71      0.75 - 2.35 (36.75) - (36.74)
                             2007 20,078,114 17.17 - 64.94 1,163,496,239          0.98      0.75 - 2.35      3.12 - 3.13
                             2006 24,112,960 16.65 - 62.97 1,361,733,054          1.73      0.75 - 2.35    17.04 - 33.41
MIST Lord Abbett Bond        2010 11,836,616 16.94 - 25.52   281,708,830          6.32      0.75 - 2.35    10.34 - 12.22
  Debenture Sub-Account      2009 13,193,447 15.20 - 22.76   280,934,170          7.43      0.75 - 2.35    33.60 - 35.96
                             2008 14,022,797 11.27 - 16.77   220,576,786          4.34      0.75 - 2.35 (19.73) - (19.18)
                             2007 16,703,725 14.04 - 20.75   326,356,748          5.12      0.75 - 2.35      5.01 - 5.71
                             2006 18,203,778 13.37 - 19.63   337,819,002          6.82      0.75 - 2.35      7.65 - 8.33
MIST Morgan Stanley Mid Cap  2010  4,818,910 13.21 - 15.02    68,961,080          0.03      0.75 - 1.90    29.60 - 31.28
  Growth Sub-Account         2009  4,839,057 10.20 - 11.44    52,932,593            --      0.75 - 1.90    54.31 - 56.49
                             2008  4,629,395   6.61 - 7.31    32,463,804          1.43      0.75 - 1.90 (47.75) - (47.14)
                             2007  5,095,055 12.65 - 13.83    67,796,737            --      0.75 - 1.90    21.17 - 22.82
                             2006  5,605,210 10.44 - 11.26    61,083,520            --      0.75 - 1.90      6.31 - 7.75
MIST Lord Abbett Mid Cap     2010  8,400,066 23.50 - 27.96   221,952,624          0.64      0.75 - 2.05    22.98 - 24.78
  Value Sub-Account          2009  9,382,903 19.10 - 22.44   199,636,901          2.21      0.75 - 2.05    23.96 - 25.79
                             2008  9,920,843 15.59 - 17.87   168,788,065          0.62      0.75 - 1.95 (40.27) - (39.22)
                             2007 11,500,075 26.10 - 29.40   323,520,139          0.67      0.75 - 1.90   (1.29) - (0.17)
                             2006 11,694,557 26.44 - 29.45   329,424,501          0.61      0.75 - 1.90    10.07 - 11.34
MIST Oppenheimer Capital     2010 10,299,970  7.76 - 10.44    88,337,908          0.48      0.75 - 2.35      6.86 - 8.57
  Appreciation Sub-Account   2009 11,409,698   7.26 - 9.65    90,688,069            --      0.75 - 2.35    40.37 - 42.64
                             2008 12,461,052   5.16 - 6.80    69,922,248          3.58      0.75 - 2.35 (47.19) - (46.54)
                             2007 14,330,363  9.77 - 12.72   150,767,163          0.02      0.75 - 2.35    11.66 - 12.87
                             2006 16,846,338  8.75 - 11.27   157,998,000          0.14      0.75 - 2.35      5.29 - 6.32
MIST PIMCO Inflation         2010  7,113,170 12.81 - 14.48    97,212,565          2.31      0.75 - 2.35      5.26 - 6.96
  Protected Bond Sub-Account 2009  6,189,735 12.17 - 13.54    79,015,035          3.36      0.75 - 2.35     9.41 - 16.53
                             2008  5,260,106 10.55 - 11.20    57,561,334          3.71      1.30 - 2.35   (9.05) - (8.12)
                             2007  5,615,838 11.60 - 12.19    67,120,476          2.22      1.30 - 2.35      8.21 - 9.43
                             2006  6,898,465 10.72 - 11.14    75,680,793          3.76      1.30 - 2.35   (1.92) - (0.98)
MIST Legg Mason ClearBridge  2010  8,476,052  6.97 - 10.56    65,664,571          0.01      1.30 - 2.35    20.92 - 22.32
  Aggressive Growth          2009  9,606,073   5.76 - 8.63    61,074,016          0.02      1.30 - 2.35    29.87 - 31.60
  Sub-Account                2008 10,488,614   4.43 - 6.56    50,957,029            --      1.30 - 2.35 (40.46) - (39.82)
                             2007 11,946,041  7.44 - 10.90    96,830,082          0.04      1.30 - 2.35      0.00 - 1.21
                             2006 14,937,113  7.44 - 10.77   120,777,818            --      1.30 - 2.35   (3.88) - (2.97)
MIST PIMCO Total Return      2010 30,861,530 15.12 - 17.74   512,523,271          3.54      0.75 - 2.35      5.65 - 7.50
  Sub-Account                2009 29,925,971 14.30 - 16.50   463,386,876          6.88      0.75 - 2.35    15.29 - 17.39
                             2008 23,369,511 12.39 - 14.06   308,644,622          3.77      0.75 - 2.35   (1.82) - (0.21)
                             2007 23,393,059 12.62 - 14.09   311,315,471          3.31      0.75 - 2.35      5.17 - 6.99
                             2006 29,038,127 12.00 - 13.17   363,923,770          2.60      0.75 - 2.35      2.21 - 3.86

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST RCM Technology             2010  2,029,711       6.39 - 6.97  13,671,946            --      1.30 - 2.35    24.73 - 26.04
  Sub-Account                   2009  2,129,052       5.12 - 5.53  11,419,520            --      1.30 - 2.35    55.30 - 56.92
                                2008  2,054,635       3.29 - 3.53   7,051,064         13.86      1.30 - 2.35 (45.71) - (45.10)
                                2007  2,312,361       6.06 - 6.43  14,509,987            --      1.30 - 2.35    28.66 - 29.90
                                2006  2,488,804       4.71 - 4.95  12,074,014            --      1.30 - 2.35      2.84 - 3.99
MIST T. Rowe Price Mid Cap      2010  8,396,880      9.67 - 10.99  86,739,534            --      0.85 - 2.35    24.72 - 26.60
  Growth Sub-Account            2009  9,444,336       7.75 - 8.68  77,636,322            --      0.85 - 2.35    42.11 - 44.24
                                2008  9,296,506       5.45 - 6.02  53,358,584          0.01      0.85 - 2.35 (41.08) - (40.28)
                                2007 10,687,089      9.25 - 10.08 103,384,374          0.04      0.85 - 2.35    15.05 - 15.20
                                2006 14,560,047       8.04 - 8.75 121,744,187            --      0.75 - 2.35      3.74 - 5.42
MIST MFS Research               2010  9,354,056     13.39 - 21.53 146,069,481          1.75      0.75 - 2.35     8.83 - 10.71
  International Sub-Account     2009  9,683,890     12.29 - 19.45 138,034,495          3.20      0.75 - 2.35    28.50 - 30.81
                                2008 10,212,094      9.56 - 14.87 112,943,686          2.02      0.75 - 2.35 (43.63) - (42.74)
                                2007 11,927,065     16.96 - 25.97 232,428,220          1.34      0.75 - 2.35    10.78 - 12.62
                                2006 14,756,259     15.31 - 23.06 257,648,316          1.76      0.75 - 2.35    23.77 - 25.87
MIST Invesco Small Cap          2010  3,675,683      9.19 - 16.03  55,371,461            --      1.30 - 2.35    23.26 - 24.72
  Growth Sub-Account            2009  4,320,755      7.37 - 12.87  52,644,910            --      1.30 - 2.35    30.70 - 32.33
                                2008  4,467,675       5.57 - 9.74  41,224,858            --      1.30 - 2.35 (39.54) - (39.46)
                                2007  5,114,915      9.20 - 16.11  78,214,603            --      1.30 - 2.35      9.67 - 9.92
                                2006  6,646,145      8.37 - 14.69  92,807,939            --      1.30 - 2.35    12.35 - 12.65
MIST Lazard Mid Cap             2010  3,272,897     14.41 - 16.77  50,499,503          0.95      0.75 - 2.35    20.00 - 22.22
  Sub-Account                   2009  3,546,544     12.00 - 13.72  45,027,303          1.26      0.75 - 2.35    33.58 - 35.98
                                2008  3,701,818      8.97 - 10.09  34,752,509          1.14      0.75 - 2.35 (39.68) - (38.66)
                                2007  4,161,801     14.87 - 16.45  64,124,977          0.21      0.75 - 2.35    (4.92) - 0.24
                                2006  2,219,047     15.64 - 16.41  35,741,271          0.31      1.30 - 2.35    12.11 - 13.17
MIST Harris Oakmark             2010  3,663,046     18.45 - 20.10  71,132,973          1.96      1.30 - 2.35    13.71 - 14.91
  International Sub-Account     2009  4,066,421     16.20 - 17.50  69,004,535          8.00      1.30 - 2.35    51.46 - 53.06
                                2008  4,450,252     10.69 - 11.43  49,536,167          1.65      1.30 - 2.35 (42.18) - (41.65)
                                2007  5,352,399     18.49 - 19.59 102,515,741          0.82      1.30 - 2.35   (3.35) - (2.39)
                                2006  6,343,787     19.13 - 20.07 125,023,502          2.59      1.30 - 2.35    26.02 - 27.19
MIST Third Avenue Small Cap     2010  3,834,160     16.49 - 19.90  66,822,076          1.22      1.30 - 2.35    17.11 - 18.47
  Value Sub-Account             2009  3,942,016     14.06 - 16.80  58,216,200          1.17      1.30 - 2.35    23.51 - 25.05
                                2008  4,169,845     11.38 - 13.43  49,514,631          0.77      1.30 - 2.35 (31.36) - (30.67)
                                2007  4,918,512     16.58 - 19.37  84,610,267          1.01      1.30 - 2.35   (5.20) - (4.16)
                                2006  6,053,586     17.49 - 20.21 109,111,602          0.45      1.30 - 2.35    10.63 - 11.78
MIST Clarion Global Real Estate 2010  2,647,883     13.39 - 21.05  38,697,331          8.38      0.75 - 2.35    13.41 - 15.23
  Sub-Account                   2009  2,963,807     11.80 - 18.36  37,898,569          3.27      0.75 - 2.35    31.61 - 33.73
                                2008  3,017,825      8.97 - 13.78  29,173,555          1.77      0.75 - 2.35 (43.01) - (42.37)
                                2007  3,287,188     15.74 - 23.91  55,513,786          0.92      1.30 - 2.35 (17.03) - (15.99)
                                2006  4,407,334     18.97 - 28.46  89,357,488          1.10      0.75 - 2.35    34.44 - 35.98
MIST Turner Mid Cap Growth      2010    843,568     13.61 - 14.60  12,006,155            --      1.30 - 2.35    24.21 - 25.51
  Sub-Account                   2009  1,004,871     10.96 - 11.63  11,434,181            --      1.30 - 2.35    43.76 - 45.27
                                2008  1,062,658       7.62 - 8.01   8,353,014            --      1.30 - 2.35 (49.50) - (48.95)
                                2007  1,063,472     15.09 - 15.69  16,438,209            --      1.30 - 2.35    20.79 - 21.20
                                2006  1,083,958     12.45 - 12.99  13,724,618            --      0.75 - 2.35      3.66 - 5.44

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- --------------------------------------------------
                                                 UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                  LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ------------- ------------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap   2010   1,280,385 14.57 - 15.63    19,465,973          1.02      1.30 - 2.35    21.35 - 22.63
  Value Sub-Account          2009   1,482,733 12.01 - 12.74    18,467,822          1.23      1.30 - 2.35    29.24 - 30.59
                             2008   1,740,044   9.29 - 9.76    16,667,850          0.79      1.30 - 2.35 (37.57) - (36.91)
                             2007   2,337,423 14.88 - 15.47    35,621,417          0.50      1.30 - 2.35      0.32 - 0.68
                             2006   2,736,800 14.78 - 15.42    41,159,309            --      0.75 - 2.35    13.00 - 14.99
MIST MetLife Defensive       2010  31,892,038 11.40 - 12.58   383,256,299          3.15      0.75 - 2.35     8.32 - 10.07
  Strategy Sub-Account       2009  28,585,107 10.52 - 11.43   313,812,189          2.86      0.75 - 2.35    20.05 - 22.00
                             2008  20,521,525   8.77 - 9.37   185,501,306          1.37      0.75 - 2.35 (22.46) - (21.26)
                             2007  13,466,221 11.31 - 11.90   155,633,594          1.80      0.75 - 2.35      3.48 - 5.12
                             2006   8,987,324 10.93 - 11.32    99,545,376          0.01      0.75 - 2.35      6.12 - 8.53
MIST MetLife Moderate        2010  69,016,105 11.46 - 12.65   840,358,813          2.53      0.75 - 2.35     9.79 - 11.55
  Strategy Sub-Account       2009  61,993,623 10.44 - 11.34   677,808,153          3.26      0.75 - 2.35    23.16 - 25.14
                             2008  48,839,803   8.48 - 9.06   427,462,530          1.76      0.75 - 2.35 (28.07) - (26.99)
                             2007  42,566,117 11.79 - 12.41   513,086,976          1.92      0.75 - 2.35      3.69 - 5.44
                             2006  30,633,764 11.37 - 11.77   352,997,887          0.01      0.75 - 2.35     7.67 - 10.10
MIST MetLife Balanced        2010 193,332,452 10.27 - 12.42 2,318,147,547          2.08      0.75 - 2.35    10.96 - 12.74
  Strategy Sub-Account       2009 174,627,957  9.17 - 11.02 1,859,813,329            --      0.75 - 2.35    25.35 - 27.39
                             2008 147,575,188   7.24 - 8.65 1,235,764,079          4.74      0.75 - 2.35 (40.51) - (32.42)
                             2007 108,579,992 12.17 - 12.80 1,351,960,548          1.63      0.75 - 2.35      2.44 - 4.07
                             2006  84,474,973 11.88 - 12.30 1,017,603,786          0.01      0.75 - 2.35     9.39 - 11.92
MIST MetLife Growth Strategy 2010 137,947,035  9.92 - 12.30 1,619,862,396          1.72      0.75 - 2.35    12.81 - 14.62
  Sub-Account                2009 146,128,352  8.71 - 10.73 1,507,800,031            --      0.75 - 2.35    27.08 - 29.13
                             2008 144,681,997   6.79 - 8.31 1,162,467,001          3.45      0.75 - 2.35 (46.99) - (38.31)
                             2007 113,819,021 12.81 - 13.47 1,490,758,177          1.14      0.75 - 2.35      2.23 - 3.86
                             2006  86,235,904 12.53 - 12.97 1,095,379,617          0.01      0.75 - 2.35    10.98 - 13.47
MIST MetLife Aggressive      2010  17,260,094  9.78 - 12.08   198,100,052          1.21      0.75 - 2.35    13.80 - 15.63
  Strategy Sub-Account       2009  18,139,859  8.52 - 10.45   181,304,081            --      0.75 - 2.35    29.56 - 31.65
                             2008  20,155,167   6.51 - 7.93   154,286,175          3.21      0.75 - 2.35 (49.30) - (41.30)
                             2007  10,317,659 12.84 - 13.51   135,143,577          1.32      0.75 - 2.35      0.47 - 2.12
                             2006  12,901,646 12.78 - 13.23   167,065,230          0.01      0.75 - 2.35    11.03 - 13.56
MIST Van Kampen Comstock     2010   9,660,454  9.76 - 10.68   101,320,183          1.50      0.75 - 2.35    12.19 - 14.00
  Sub-Account                2009   9,148,538   8.70 - 9.37    84,373,555          2.32      0.75 - 2.35    23.63 - 25.61
                             2008   7,709,294   7.03 - 7.46    56,710,624          1.74      0.75 - 2.35 (37.46) - (36.40)
                             2007   7,546,887 11.24 - 11.73    87,557,507          1.33      0.75 - 2.35   (4.75) - (3.22)
                             2006   7,304,906 11.80 - 12.12    87,866,679            --      0.75 - 2.35    13.35 - 15.21
MIST SSgA Growth ETF         2010   4,136,142 10.88 - 11.65    46,397,024          1.51      0.75 - 2.05    11.84 - 13.30
  Sub-Account                2009   3,535,741  9.77 - 10.28    35,260,685          1.73      0.75 - 1.95    26.60 - 28.99
                             2008   2,631,694   7.73 - 7.88    20,650,547          1.49      1.30 - 1.90 (34.27) - (33.89)
                             2007   3,155,142 11.76 - 11.92    37,480,218            --      1.30 - 1.90      3.70 - 4.29
                             2006   2,600,162 11.34 - 11.43    29,676,214          1.54      1.30 - 1.90    11.61 - 12.39
MIST SSgA Growth and         2010  10,621,952 11.20 - 12.09   124,729,784          1.27      0.75 - 2.20     9.80 - 11.40
  Income ETF Sub-Account     2009   7,874,421 10.20 - 10.85    83,204,629          1.93      0.75 - 2.20    22.17 - 24.32
                             2008   5,706,322   8.39 - 8.60    48,880,309          1.81      1.30 - 2.05 (26.85) - (26.05)
                             2007   5,057,639 11.47 - 11.63    58,631,882            --      1.30 - 1.90      3.43 - 4.12
                             2006   2,418,949 11.09 - 11.17    26,990,296          2.21      1.30 - 1.90     9.58 - 10.27

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity  2010  3,292,986       6.36 - 6.87  21,870,144          2.06      0.85 - 2.35      4.85 - 6.43
  Sub-Account                 2009  3,602,247       6.06 - 6.46  22,626,264          1.58      0.85 - 2.35    34.76 - 36.82
                              2008  3,449,785       4.50 - 4.72  15,945,504          0.02      0.85 - 2.35 (55.67) - (55.00)
                              2007  3,093,759     10.15 - 10.49  31,983,344            --      0.85 - 2.35   (8.14) - (6.76)
                              2006  4,035,072     11.05 - 11.25  45,010,865            --      0.75 - 2.35      4.15 - 5.83
MIST Pioneer Fund             2010  6,459,343     10.77 - 21.10 100,019,549          0.90      0.75 - 2.20    13.41 - 15.35
  Sub-Account                 2009  7,155,477      9.40 - 18.29  95,301,242          0.10      0.75 - 2.05    21.55 - 27.31
  (Commenced 5/1/2006)        2008    103,010     12.72 - 14.88   1,497,978          0.75      0.75 - 1.80 (34.06) - (33.33)
                              2007     32,107     19.29 - 22.32     693,986          0.77      0.75 - 1.80      4.20 - 4.50
                              2006     18,039     18.46 - 21.42     374,110            --      0.75 - 1.90    13.75 - 15.06
MIST Pioneer Strategic Income 2010    420,179     12.19 - 28.18   9,868,843          4.43      0.75 - 2.15     4.78 - 11.34
  Sub-Account                 2009    243,858     21.60 - 25.31   5,986,626          4.86      0.75 - 1.90    30.59 - 32.09
  (Commenced 5/1/2006)        2008    167,799     16.54 - 19.16   3,108,979          6.24      0.75 - 1.90 (13.58) - (11.42)
                              2007     83,140     19.14 - 21.63   1,731,210          0.61      0.75 - 1.80      5.87 - 6.04
                              2006     19,432     18.05 - 20.43     384,108         11.76      0.75 - 1.90      4.31 - 5.51
MIST MFS Emerging Markets     2010  5,557,697     12.03 - 22.40  71,913,866          1.00      0.75 - 2.35    20.79 - 22.72
  Equity Sub-Account          2009  5,035,625      9.96 - 18.32  53,586,138          1.59      0.75 - 2.35    65.01 - 67.70
  (Commenced 5/1/2006)        2008  3,919,168      6.03 - 10.98  25,433,250          0.65      0.75 - 2.35 (56.59) - (22.35)
                              2007    540,737     13.89 - 14.14   7,597,011          0.08      1.30 - 2.35    33.43 - 34.80
                              2006  1,181,075     10.41 - 10.49  12,331,170          2.44      1.30 - 2.35      4.22 - 5.02
MIST Loomis Sayles Global     2010  1,177,416     12.48 - 13.10  15,232,698          3.24      1.30 - 2.35    19.18 - 20.43
  Markets Sub-Account         2009    899,578     10.47 - 10.88   9,662,261          2.06      1.30 - 2.35    37.54 - 39.00
  (Commenced 5/1/2006)        2008    825,508       7.61 - 7.83   6,398,758          4.84      1.30 - 2.35 (40.69) - (40.05)
                              2007  1,117,036     12.83 - 13.06  14,427,765            --      1.30 - 2.35    24.93 - 26.18
                              2006     49,825     10.27 - 10.35     513,863          1.50      1.30 - 2.35      2.82 - 3.61
MIST Rainier Large Cap Equity 2010  1,565,166       7.72 - 7.95  12,401,428          0.39      1.30 - 2.20    12.87 - 13.90
  Sub-Account                 2009    723,558       6.82 - 6.98   5,008,659          0.90      1.30 - 2.35    20.41 - 21.65
  (Commenced 11/12/2007)      2008    786,871       5.67 - 5.74   4,494,341            --      1.30 - 2.35 (43.13) - (42.48)
                              2007    115,191       9.97 - 9.98   1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
MIST American Funds Growth    2010  3,139,868       9.00 - 9.23  28,767,917          0.24      1.30 - 2.25    15.69 - 16.79
  Sub-Account                 2009  3,506,399       7.78 - 7.90  27,597,870            --      1.30 - 2.25    35.80 - 37.09
  (Commenced 4/28/2008)       2008  1,497,798       5.73 - 5.76   8,616,099          6.86      1.30 - 2.15 (42.63) - (42.33)
MIST American Funds Balanced  2010 23,898,755       9.67 - 9.92 235,131,655          1.15      1.30 - 2.25     9.67 - 10.72
  Allocation Sub-Account      2009 22,597,437       8.81 - 8.96 201,424,344            --      1.30 - 2.25    26.44 - 27.65
  (Commenced 4/28/2008)       2008 11,983,365       6.97 - 7.02  83,902,184          6.73      1.30 - 2.20 (30.35) - (29.86)
MIST American Funds Bond      2010  1,767,528     10.12 - 10.38  18,209,023          1.91      1.30 - 2.25      3.74 - 4.73
  Sub-Account                 2009  1,763,742       9.76 - 9.92  17,394,037            --      1.30 - 2.25     9.63 - 10.67
  (Commenced 4/28/2008)       2008    592,698       8.90 - 8.96   5,299,000          9.75      1.30 - 2.20 (11.33) - (10.74)
MIST American Funds Growth    2010 24,332,553       9.17 - 9.43 227,823,049          0.88      1.30 - 2.35    10.86 - 12.02
  Allocation Sub-Account      2009 23,471,136       8.29 - 8.42 196,705,615            --      1.30 - 2.20    31.11 - 32.31
  (Commenced 4/28/2008)       2008 14,440,596       6.32 - 6.36  91,710,588          7.03      1.30 - 2.20 (36.78) - (36.39)
MIST American Funds           2010  1,931,131       8.75 - 9.00  17,238,298          0.83      1.30 - 2.35      4.42 - 5.51
  International Sub-Account   2009  1,794,269       8.40 - 8.53  15,224,548            --      1.30 - 2.20    39.44 - 40.72
  (Commenced 4/28/2008)       2008    935,627       6.02 - 6.06   5,658,082         11.67       1.30- 2.15 (40.33) - (39.93)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST American Funds Moderate  2010 13,667,445      9.92 - 10.16 137,833,796          1.57      1.30 - 2.20      7.52 - 8.50
  Allocation Sub-Account      2009 13,452,576       9.23 - 9.37 125,390,131            --      1.30 - 2.20    20.71 - 21.79
  (Commenced 4/28/2008)       2008  6,585,179       7.64 - 7.69  50,537,984          7.53      1.30 - 2.20 (23.73) - (23.24)
MIST BlackRock High Yield     2010    730,796     18.51 - 22.79  14,888,941          3.63      0.75 - 2.20    13.26 - 14.91
  Sub-Account                 2009    517,570     16.35 - 19.84   9,210,269          4.10      0.75 - 2.20    29.21 - 44.75
  (Commenced 4/28/2008)       2008     58,901     11.75 - 12.73     717,110            --      1.30 - 1.95 (25.48) - (25.16)
MIST Dreman Small Cap Value   2010    396,464     14.29 - 15.25   5,987,971          0.69      0.75 - 1.90    17.01 - 18.35
  Sub-Account                 2009    296,874     12.21 - 12.89   3,801,580          0.66      0.75 - 1.90    26.34 - 27.81
  (Commenced 4/28/2008)       2008     79,596      9.75 - 10.08     798,756            --      0.75 - 1.65 (26.01) - (24.31)
MIST Met/Templeton Growth     2010  1,376,347       9.00 - 9.28  12,725,815          1.07      0.75 - 1.90      5.63 - 6.85
  Sub-Account                 2009  1,004,927       8.52 - 8.69   8,707,599          0.02      0.75 - 1.90    30.12 - 31.63
  (Commenced 4/28/2008)       2008    355,286       6.56 - 6.60   2,341,967          1.00      0.75 - 1.65 (34.39) - (33.99)
MIST Met/Franklin Mutual      2010 10,810,938       8.70 - 9.06  97,287,113            --      0.75 - 2.25     8.55 - 10.18
  Shares Sub-Account          2009  7,563,677       8.01 - 8.22  61,898,072            --      0.75 - 2.25    22.10 - 23.95
  (Commenced 4/28/2008)       2008  1,891,505       6.57 - 6.63  12,517,180          6.17      0.75 - 2.05 (34.29) - (33.69)
MIST Met/Franklin Templeton   2010 17,030,051       9.47 - 9.85 166,052,572            --      0.75 - 2.20      7.66 - 9.22
  Founding Strategy           2009 15,445,257       8.80 - 9.02 138,383,715            --      0.75 - 2.20    25.75 - 27.60
  Sub-Account                 2008  7,133,612       6.99 - 7.07  50,236,249          3.69      0.75 - 2.20 (30.08) - (29.29)
  (Commenced 4/28/2008)
MIST Met/Templeton            2010    169,000     12.12 - 12.33   2,069,263          0.37      0.75 - 1.80     4.20 - 12.08
  International Bond          2009     18,597     10.88 - 10.90     202,561            --      1.30 - 1.60      8.80 - 9.00
  Sub-Account
  (Commenced 5/4/2009)
MIST BlackRock Large Cap      2010    264,061      8.81 - 10.21   2,642,554          0.86      0.75 - 1.90    10.25 - 11.53
  Core Sub-Account            2009     85,136       7.99 - 9.15     768,673            --      0.75 - 1.90    22.54 - 23.49
  (Commenced 5/4/2009)
MIST Janus Forty              2010      2,977   128.95 - 160.04     438,631            --      1.30 - 2.05      3.41 - 3.94
  Sub-Account
  (Commenced 5/3/2010)
MIST Met/Eaton Vance Floating 2010     80,368     10.17 - 10.23     819,953            --      1.30 - 2.15      1.71 - 2.30
  Rate Sub-Account
  (Commenced 5/3/2010)
Russell Multi-Style Equity    2010    915,101     12.49 - 12.53  11,428,855          0.92             1.40    14.83 - 14.85
  Sub-Account                 2009  1,105,777     10.87 - 10.91  12,025,654          1.37             1.40    29.57 - 29.58
                              2008  1,237,353       8.39 - 8.42  10,385,186          1.44             1.40 (41.41) - (41.41)
                              2007  1,428,724     14.32 - 14.37  20,462,457          1.02             1.40      8.81 - 8.86
                              2006  2,005,339     13.16 - 13.20  26,394,335          0.99             1.40    11.11 - 11.24
Russell Aggressive Equity     2010    184,010     13.85 - 13.89   2,549,525          0.46             1.40    23.14 - 23.15
  Sub-Account                 2009    224,440     11.25 - 11.28   2,525,303          0.53             1.40    29.56 - 29.58
                              2008    252,148       8.68 - 8.71   2,189,608          0.83             1.40 (43.75) - (43.70)
                              2007    287,672     15.43 - 15.47   4,438,500          0.36             1.40      1.98 - 1.98
                              2006    379,186     15.13 - 15.17   5,737,442          0.17             1.40    13.21 - 13.25

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------------- ----------- ------------- ---------------- -------------------
Russell Non-U.S.                  2010    356,011     14.66 - 14.72   5,221,620          0.98             1.40             9.88
  Sub-Account                     2009    428,978     13.35 - 13.40   5,726,361          2.86             1.40    24.73 - 24.77
                                  2008    476,105     10.70 - 10.74   5,095,400            --             1.40 (43.21) - (43.20)
                                  2007    539,542     18.84 - 18.91  10,169,916          2.38             1.40      8.55 - 8.59
                                  2006    727,082     17.35 - 17.42  12,622,002          2.18             1.40    21.90 - 21.93
Russell Core Bond                 2010    649,949     17.72 - 17.79  11,522,547          3.81             1.40      8.49 - 8.50
  Sub-Account                     2009    741,772     16.34 - 16.40  12,121,192          4.69             1.40    14.20 - 14.27
                                  2008    857,970     14.30 - 14.36  12,276,054          3.93             1.40   (4.92) - (4.90)
                                  2007  1,038,251     15.04 - 15.10  15,623,585          5.14             1.40      5.69 - 5.74
                                  2006  1,179,996     14.23 - 14.28  16,792,724          4.39             1.40      2.29 - 2.30
Russell Real Estate Securities    2010     48,366     27.48 - 27.51   1,329,209          2.17             1.40    21.21 - 21.22
  Sub-Account                     2009     62,444     22.67 - 22.69   1,415,749          4.69             1.40            27.15
                                  2008     71,152     17.83 - 17.85   1,268,735          1.91             1.40 (37.64) - (37.57)
                                  2007     79,175     28.56 - 28.59   2,261,419          2.21             1.40 (17.03) - (17.02)
                                  2006    100,713     34.42 - 34.46   3,467,172          1.87             1.40    33.93 - 33.98
Invesco V.I. International Growth 2010    414,083     11.79 - 26.20   7,768,778          1.97      0.85 - 1.90    10.49 - 11.91
  Sub-Account                     2009    461,755     10.54 - 23.57   7,800,513          1.43      0.85 - 1.90    32.37 - 34.11
                                  2008    522,812      7.86 - 17.70   6,611,909          0.45      0.85 - 1.90 (41.29) - (40.86)
                                  2007    698,903     13.29 - 30.15  14,979,874          0.39      0.85 - 1.90    12.92 - 13.69
                                  2006    924,763     11.69 - 26.70  17,825,201          1.04      0.85 - 1.90    26.24 - 27.20
DWS Government & Agency           2010     52,265     16.29 - 16.94     880,629          4.83      1.40 - 1.80      4.71 - 5.13
  Securities Sub-Account          2009     57,534     15.56 - 16.11     922,516          4.59      1.40 - 1.80      6.16 - 6.58
                                  2008     65,564     14.65 - 15.11     986,993          4.67      1.40 - 1.80      3.02 - 3.42
                                  2007     84,293     14.22 - 14.61   1,227,432          5.26      1.40 - 1.80      4.02 - 4.51
                                  2006    111,952     13.67 - 13.98   1,561,287          3.75      1.40 - 1.80      2.32 - 2.72
MSF Davis Venture Value           2010 16,224,420     11.87 - 37.21 239,139,043          0.90      0.75 - 2.35     9.22 - 10.98
  Sub-Account                     2009 17,270,503     10.86 - 33.53 226,832,922          1.38      0.75 - 2.35    28.77 - 30.84
                                  2008 17,609,616      8.43 - 25.63 172,632,119          1.20      0.75 - 2.35 (40.76) - (39.91)
                                  2007 19,481,732     14.23 - 42.65 313,091,114          0.67      0.75 - 2.35      2.08 - 3.65
                                  2006 23,919,186     13.94 - 41.15 367,231,829          0.71      0.75 - 2.35    11.88 - 13.55
MSF Met/Artisan Mid Cap Value     2010  3,104,102     12.80 - 13.98  41,776,284          0.59      1.30 - 2.35    12.09 - 13.28
  Sub-Account                     2009  3,600,989     11.41 - 12.34  42,984,311          0.83      1.30 - 2.35    37.92 - 39.37
                                  2008  3,947,813       8.27 - 8.85  33,953,721          0.04      1.30 - 2.35 (47.29) - (46.85)
                                  2007  4,602,845     15.69 - 16.65  74,782,741          0.34      1.30 - 2.35   (9.20) - (8.31)
                                  2006  5,520,748     17.28 - 18.16  98,208,152          0.09      1.30 - 2.35     9.71 - 10.73
MSF Jennison Growth               2010  4,903,257      5.16 - 14.69  56,877,740          0.41      0.75 - 2.35     8.74 - 10.49
  Sub-Account                     2009  5,323,714      4.70 - 13.31  56,317,673            --      0.75 - 2.35    36.32 - 38.52
                                  2008  5,593,496       3.41 - 9.62  42,901,376          2.21      0.75 - 2.35 (37.43) - (37.04)
                                  2007  6,410,062      5.45 - 15.28  78,433,753          0.19      0.75 - 2.35     9.88 - 10.40
                                  2006  8,294,949      4.96 - 13.84  93,131,658            --      0.75 - 2.35      1.22 - 1.69
MSF MFS Total Return              2010  3,364,172     12.34 - 51.83 100,678,402          2.81      0.75 - 1.90      7.73 - 8.98
  Sub-Account                     2009  3,547,041     11.44 - 47.56  91,620,811          3.89      0.75 - 1.90    16.08 - 17.42
                                  2008  3,343,530      9.85 - 40.51  67,457,508          3.39      0.75 - 1.90 (23.70) - (22.93)
                                  2007  3,681,888     12.91 - 52.56  93,367,022          1.94      0.75 - 1.90      2.22 - 3.34
                                  2006  3,830,369     12.63 - 50.86  90,669,236          3.25      0.75 - 1.90     9.92 - 11.10

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Artio International Stock  2010    457,537      9.00 - 15.39   6,585,095          1.39      0.85 - 1.90      4.85 - 5.96
  Sub-Account                  2009    483,148      8.51 - 14.52   6,592,339          0.39      0.85 - 1.90    19.59 - 20.86
                               2008    458,361      7.07 - 12.02   5,203,943          2.82      0.85 - 1.90 (44.89) - (44.68)
                               2007    481,397     12.83 - 21.73   9,945,485          0.83      0.85 - 1.80      8.82 - 9.14
                               2006    710,859     11.79 - 19.91  13,558,225          1.26      0.75 - 1.90    14.91 - 15.22
MSF BlackRock Money Market     2010 12,146,399      9.77 - 11.28 126,563,583            --      0.75 - 2.35   (2.32) - (0.75)
  Sub-Account                  2009 16,896,220      9.99 - 11.37 178,892,462          0.29      0.75 - 2.35   (2.07) - (0.43)
                               2008 22,607,243      10.19 -11.42 242,294,762          2.49      0.75 - 2.35      0.30 - 1.78
                               2007 11,746,997     10.16 - 11.22 124,576,999          4.74      0.75 - 2.35      2.52 - 4.08
                               2006 10,461,935      9.91 - 10.78 107,373,342          4.57      0.75 - 2.35      2.16 - 3.75
MSF MetLife Stock Index        2010  2,900,545      9.03 - 12.02  33,773,010          1.59      1.30 - 2.20    12.01 - 13.27
  Sub-Account                  2009  3,098,322      7.97 - 10.64  32,030,625          2.43      1.30 - 2.20    23.18 - 24.54
                               2008  3,163,371       6.40 - 8.56  26,361,067          1.69      1.30 - 2.25 (38.06) - (37.92)
                               2007  3,427,382     10.31 - 13.82  46,246,210          0.87      1.30 - 2.25      3.60 - 3.83
                               2006  3,781,356      9.93 - 13.34  49,359,393          1.74      1.30 - 2.35    13.73 - 13.88
MSF BlackRock Bond Income      2010  1,330,597     46.11 - 63.17  78,335,454          3.57      0.75 - 1.90      6.04 - 7.26
  Sub-Account                  2009  1,093,871     43.49 - 58.89  59,758,262          6.04      0.75 - 1.90      7.13 - 8.37
                               2008    712,480     40.59 - 54.34  35,026,887          4.80      0.75 - 1.90   (5.49) - (4.38)
                               2007    614,622     42.95 - 56.83  31,050,459          2.88      0.75 - 1.90      4.02 - 5.22
                               2006    839,752     41.29 - 54.01  39,423,395          5.12      0.75 - 1.90      2.18 - 3.35
MSF Neuberger Berman Genesis   2010    118,405     15.50 - 16.51   1,918,839          0.31      1.30 - 1.90    19.06 - 19.78
  Sub-Account                  2009    122,821     13.02 - 13.78   1,665,321          0.81      1.30 - 1.90    10.71 - 11.37
                               2008    143,291     11.76 - 12.38   1,744,619          0.22      1.30 - 1.90 (39.72) - (39.34)
                               2007    136,088     19.51 - 20.41   2,740,652          0.06      1.30 - 1.90   (8.27) - (5.52)
                               2006    165,231      20.65 -22.25   3,507,765          0.08      0.75 - 1.90    14.28 - 15.58
MSF Loomis Sayles Small Cap    2010  1,509,481     10.21 - 11.41  16,497,569            --      0.75 - 1.90    28.88 - 30.36
  Growth Sub-Account           2009  1,686,737       7.92 - 8.75  14,181,458            --      0.75 - 1.90    27.23 - 28.71
                               2008  1,480,050       6.22 - 6.80   9,662,816            --      0.75 - 1.90 (42.46) - (41.73)
                               2007  1,285,945     10.81 - 11.67  14,387,433            --      0.75 - 1.90      2.37 - 5.99
                               2006  2,102,402     10.56 - 11.01  22,759,672            --      1.30 - 1.90      7.65 - 8.47
MSF Western Asset Management   2010    224,535     23.90 - 26.48   5,716,276          5.97      1.30 - 1.80    10.45 - 11.16
  Strategic Bond Opportunities 2009    257,500     21.64 - 23.82   5,903,288          6.65      1.30 - 1.80    29.54 - 30.39
  Sub-Account                  2008    264,015     16.47 - 18.27   4,656,112          4.14      1.30 - 1.90 (16.82) - (16.19)
                               2007    310,095     19.80 - 21.80   6,528,029          2.47      1.30 - 1.90    (2.59) - 1.75
                               2006    338,883     19.46 - 22.38   6,982,324          4.83      0.75 - 1.90      2.85 - 4.04
MSF Western Asset Management   2010    770,956     15.27 - 17.66  12,855,065          2.42      1.30 - 2.20      3.20 - 4.13
  U.S. Government              2009    808,057     14.80 - 16.96  12,961,674          4.31      1.30 - 2.20      1.82 - 2.73
  Sub-Account                  2008    539,471     14.53 - 16.51   8,423,627          3.14      1.30 - 2.20   (3.33) - (1.78)
                               2007    206,296     15.03 - 16.81   3,282,714          1.74      1.30 - 2.15    (2.83) - 4.30
                               2006     79,186     14.41 - 17.30   1,216,697          1.13      0.85 - 2.35      1.48 - 3.04
MSF T. Rowe Price Small Cap    2010    606,868     16.92 - 20.11  11,089,062            --      0.85 - 1.90    32.14 - 33.76
  Growth Sub-Account           2009    642,589     12.81 - 15.04   8,843,239          0.18      0.85 - 1.90    36.02 - 37.79
                               2008    702,633      9.41 - 10.91   7,075,202            --      0.85 - 1.90 (37.56) - (36.75)
                               2007    787,100     15.07 - 17.25  12,612,119            --      0.85 - 1.90     8.97 - 55.84
                               2006    970,926      9.67 - 15.83  13,619,035            --      0.75 - 1.90      2.99 - 3.42

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap    2010 3,645,167     12.97 - 15.50  51,472,039          0.11      0.85 - 1.90    14.55 - 16.06
  Growth Sub-Account           2009 4,174,670     11.60 - 13.35  51,232,142          0.39      0.85 - 1.90    40.34 - 42.23
                               2008 4,614,190       8.27 - 9.39  40,130,482          0.35      0.85 - 1.90 (43.08) - (42.36)
                               2007 5,178,163     14.53 - 16.29  78,721,827          0.24      0.85 - 1.90      7.15 - 8.46
                               2006 8,833,877     13.56 - 15.02 124,580,505          0.20      0.75 - 1.90  (72.89) - 15.31
MSF Oppenheimer Global         2010 1,132,139     17.43 - 20.44  22,327,452          1.31      0.75 - 1.90    13.75 - 15.06
  Equity Sub-Account           2009 1,009,176     15.33 - 17.77  17,331,575          2.19      0.75 - 1.90    37.17 - 38.75
                               2008   955,438     11.17 - 12.80  11,822,022          1.87      0.75 - 1.90 (41.70) - (41.01)
                               2007   995,160     19.16 - 21.70  20,903,698          0.87      0.75 - 1.90      4.24 - 5.44
                               2006   921,548     18.38 - 20.58  18,419,227          2.03      0.75 - 1.90    14.16 - 15.49
MSF MFS Value                  2010 1,862,563     13.65 - 15.76  28,735,680          1.03      0.75 - 1.90     4.35 - 10.35
  Sub-Account                  2009   962,018     12.52 - 14.28  13,534,623            --      0.75 - 1.90    18.31 - 19.68
  (Commenced 4/28/2008)        2008   194,021     10.69 - 11.93   2,284,892            --      0.75 - 1.80 (30.45) - (29.95)
MSF Met/Dimensional            2010   128,511     16.95 - 17.49   2,210,341          1.32      0.75 - 2.20    19.74 - 21.67
  International Small Company  2009    83,514     14.14 - 14.37   1,187,763            --      0.75 - 2.15    39.51 - 40.87
  Sub-Account                  2008     3,592     10.13 - 10.14      36,397            --      1.30 - 1.80      0.43 - 0.50
  (Commenced 11/10/2008)
MSF Barclays Capital Aggregate 2010   133,054     14.11 - 15.74   1,975,112          3.58      1.30 - 2.20      3.35 - 4.29
  Bond Index Sub-Account       2009   100,819     13.65 - 15.09   1,430,073            --      1.30 - 2.20      2.24 - 2.86
  (Commenced 5/4/2009)
MSF Van Eck Global Natural     2010   117,778     18.63 - 19.08   2,219,740          0.27      0.75 - 1.85    17.26 - 27.36
  Resources Sub-Account        2009    26,708     14.71 - 14.80     394,811            --      1.30 - 1.85    35.32 - 35.82
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock      2010    59,087     15.77 - 17.33     972,206          0.67      1.30 - 2.20    23.19 - 24.29
  Index Sub-Account            2009    39,029     12.80 - 13.94     521,712            --      1.30 - 2.20    28.37 - 29.16
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE        2010    52,435     11.54 - 12.79     639,986          2.29      1.30 - 2.15      5.47 - 6.38
  Index Sub-Account            2009    40,712     10.94 - 12.03     467,108            --      1.30 - 2.15    34.49 - 35.25
  (Commenced 5/4/2009)
MSF Russell 2000 Index         2010    53,368     16.04 - 17.79     896,513          0.55      1.30 - 2.15    23.85 - 24.91
  Sub-Account                  2009    35,011     12.95 - 13.77     470,933            --      1.60 - 2.15    25.90 - 26.37
  (Commenced 5/4/2009)
MSF BlackRock Legacy Large     2010 3,626,675      1.34 - 36.53  10,802,846          0.23      0.75 - 1.80    17.68 - 18.93
  Cap Growth Sub-Account       2009 4,337,851      1.14 - 30.72   9,259,728            --      0.75 - 1.80    29.20 - 30.09
  (Commenced 5/4/2009)
Putnam VT Multi-Cap Growth     2010   187,842     12.47 - 15.89   2,493,260            --      1.30 - 1.90    15.42 - 15.69
  Sub-Account
  (Commenced 9/27/2010)
Putnam VT Equity Income        2010 1,782,492     15.00 - 16.38  28,653,373          1.96      0.75 - 1.90    10.49 - 11.77
  Sub-Account                  2009 2,012,929     13.58 - 14.66  29,027,593          1.12      0.75 - 1.90    25.06 - 26.49
                               2008 2,461,774     10.86 - 11.59  28,131,216          1.97      0.75 - 1.90 (32.42) - (31.66)
                               2007 2,881,290     16.07 - 16.96  48,287,206          1.30      0.75 - 1.90      1.26 - 2.42
                               2006 2,675,206     15.87 - 16.56  43,870,910          1.07      0.75 - 1.90    16.61 - 17.95

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Growth      2010   762,407     13.31 - 17.12  11,825,734          1.38      0.75 - 1.90      5.38 - 6.83
  Securities Sub-Account     2009   867,706     12.46 - 16.11  12,652,485          3.20      0.75 - 1.90    28.64 - 30.23
                             2008   987,740      9.57 - 12.44  11,101,988          1.85      0.75 - 1.90 (42.94) - (42.63)
                             2007   999,429     16.68 - 21.80  19,723,717          1.32      0.75 - 1.90      1.11 - 1.71
                             2006   597,433     16.40 - 21.56  11,688,019          1.12      0.75 - 1.90    20.51 - 21.12
FTVIPT Templeton Foreign     2010 2,172,428     13.20 - 33.35  33,779,312          1.93      0.85 - 1.90      6.37 - 7.76
  Securities Sub-Account     2009 2,349,812     12.40 - 31.17  34,089,823          3.41      0.85 - 1.90    34.47 - 36.18
                             2008 2,562,516      9.21 - 23.04  27,442,793          2.43      0.85 - 1.90 (41.45) - (41.15)
                             2007 3,066,952     15.73 - 39.15  55,359,465          1.92      0.85 - 1.90     5.13 - 13.99
                             2006 4,509,681     13.80 - 37.24  72,723,442          1.29      0.75 - 1.90    20.52 - 20.63
Fidelity VIP Growth          2010    11,887       9.18 - 9.23     109,119          0.17             1.40    22.01 - 22.02
  Opportunities Sub-Account  2009    19,375       7.52 - 7.56     145,775          0.45             1.40    43.83 - 43.84
                             2008    21,872       5.23 - 5.26     114,407          0.46             1.40 (55.65) - (55.64)
                             2007    18,156     11.79 - 11.86     214,146            --             1.40    21.42 - 21.52
                             2006    24,610       9.71 - 9.76     238,952          0.90             1.40      3.94 - 4.07
Fidelity VIP Equity-Income   2010   316,838     12.39 - 54.00   4,614,949          1.56      1.30 - 1.90    12.75 - 13.55
  Sub-Account                2009   373,302     10.98 - 47.61   4,805,353          2.05      1.30 - 1.90    27.44 - 28.40
                             2008   405,578      8.61 - 37.13   3,979,860          2.07      1.30 - 1.90 (43.80) - (43.56)
                             2007   534,234     15.32 - 65.79   9,351,802          1.62      1.30 - 1.90   (0.58) - (0.03)
                             2006   581,608     15.41 - 65.81   9,734,231          3.01      1.30 - 1.90    17.81 - 18.38
PIMCO VIT High Yield         2010   775,054     16.03 - 17.30  13,052,532          7.26      1.30 - 1.90    12.31 - 12.99
  Sub-Account                2009   785,381     14.27 - 15.31  11,727,258          8.66      1.30 - 1.90    37.63 - 38.45
                             2008   544,206     10.37 - 11.06   5,876,021          7.80      1.30 - 1.90 (24.96) - (24.45)
                             2007   641,904     13.82 - 14.64   9,198,279          6.83      1.30 - 1.90      1.54 - 2.16
                             2006 1,139,859     13.61 - 14.33  16,006,419          6.97      1.30 - 1.90      7.08 - 7.66
PIMCO VIT Low Duration       2010   881,366     14.13 - 15.17  13,029,268          1.62      1.30 - 1.90      3.31 - 3.93
  Sub-Account                2009   866,665     13.68 - 14.60  12,366,617          3.54      1.30 - 1.90    11.19 - 11.85
                             2008   758,728     12.30 - 13.05   9,699,931          4.09      1.30 - 1.90   (2.30) - (1.73)
                             2007   721,178     12.59 - 13.28   9,408,180          4.73      1.30 - 1.90      5.36 - 5.99
                             2006   828,356     11.95 - 12.53  10,221,336          4.18      1.30 - 1.90      2.05 - 2.62
American Funds Global Growth 2010 3,003,389     25.73 - 30.11  88,905,025          1.61      0.75 - 1.90     9.64 - 10.91
  Sub-Account                2009 2,316,571     23.47 - 27.15  61,956,827          1.69      0.75 - 1.90    39.62 - 41.24
  (Commenced 5/1/2006)       2008 1,196,083     16.81 - 19.22  22,597,668          3.06      0.75 - 1.90 (39.53) - (38.85)
                             2007   350,172     27.80 - 31.43  10,691,634          3.93      0.75 - 1.90    12.64 - 13.96
                             2006    12,433     24.68 - 27.58     331,729            --      0.75 - 1.90    18.17 - 19.53
American Funds Global Small  2010   629,226     29.19 - 33.77  20,866,196          1.78      0.75 - 1.90    20.11 - 21.50
  Capitalization Sub-Account 2009   467,145     24.30 - 27.79  12,780,124          0.36      0.75 - 1.90    58.26 - 60.09
  (Commenced 4/28/2008)      2008   185,100     15.77 - 17.36   3,175,883            --      0.75 - 1.65 (49.46) - (49.15)
American Funds Growth        2010   592,460   137.22 - 186.99 107,174,849          0.78      0.75 - 1.90    16.45 - 17.79
  Sub-Account                2009   464,628   117.84 - 158.75  71,786,632          0.83      0.75 - 1.90    36.79 - 38.37
  (Commenced 4/28/2008)      2008   128,846    89.43 - 114.72  14,403,456          2.28      0.75 - 1.75 (42.31) - (41.92)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets.These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(2) These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

                     This page is intentionally left blank.

                       METLIFE INVESTORS INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                      AS OF DECEMBER 31, 2010 AND 2009 AND
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (a direct wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2010 and 2009, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 8, 2011

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2010      2009
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,993 and $1,853,
     respectively)............................................  $ 2,034   $ 1,795
  Equity securities available-for-sale, at estimated fair
     value (cost: $31 and $22, respectively)..................       27        16
  Mortgage loans (net of valuation allowances of $1 and $1,
     respectively)............................................      132       102
  Policy loans................................................       27        28
  Other limited partnership interests.........................       10         2
  Short-term investments, principally at estimated fair
     value....................................................       57       127
  Other invested assets at estimated fair value...............       23        29
                                                                -------   -------
     Total investments........................................    2,310     2,099
Cash and cash equivalents.....................................       31       109
Accrued investment income.....................................       22        17
Premiums, reinsurance and other receivables...................    1,874     1,780
Deferred policy acquisition costs and value of business
  acquired....................................................      471       563
Current income tax recoverable................................       16         2
Other assets..................................................      132       124
Separate account assets.......................................   10,700     9,347
                                                                -------   -------
     Total assets.............................................  $15,556   $14,041
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits........................................  $   355   $   344
Policyholder account balances.................................    2,914     2,998
Other policy-related balances.................................       88        67
Payables for collateral under securities loaned and other
  transactions................................................      279       253
Deferred income tax liability.................................      158       128
Other liabilities.............................................       48        41
Separate account liabilities..................................   10,700     9,347
                                                                -------   -------
     Total liabilities........................................   14,542    13,178
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)
STOCKHOLDER'S EQUITY
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........        6         6
Additional paid-in capital....................................      636       636
Retained earnings.............................................      353       264
Accumulated other comprehensive income (loss).................       19       (43)
                                                                -------   -------
     Total stockholder's equity...............................    1,014       863
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $15,556   $14,041
                                                                =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                              2010    2009   2008
                                                              ----   -----   ----
REVENUES
Premiums....................................................  $  5   $   4   $  9
Universal life and investment-type product policy fees......   184     156    160
Net investment income.......................................   101      97    108
Other revenues..............................................   100      96     43
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities.............................................    (5)    (34)    (8)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss).................................................    --      21     --
  Other net investment gains (losses).......................    (4)     (9)   (17)
                                                              ----   -----   ----
     Total net investment gains (losses)....................    (9)    (22)   (25)
                                                              ----   -----   ----
  Net derivative gains (losses).............................   102    (279)   355
                                                              ----   -----   ----
       Total revenues.......................................   483      52    650
                                                              ----   -----   ----
EXPENSES
Policyholder benefits and claims............................    39      36     89
Interest credited to policyholder account balances..........   127     136     84
Other expenses..............................................   202      71    244
                                                              ----   -----   ----
       Total expenses.......................................   368     243    417
                                                              ----   -----   ----
Income (loss) before provision for income tax...............   115    (191)   233
Provision for income tax expense (benefit)..................    26     (83)    72
                                                              ----   -----   ----
Net income (loss)...........................................  $ 89   $(108)  $161
                                                              ====   =====   ====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                             ACCUMULATED OTHER
                                                                        COMPREHENSIVE INCOME (LOSS)
                                                                       ----------------------------
                                               ADDITIONAL              NET UNREALIZED   OTHER-THAN-       TOTAL
                                      COMMON     PAID-IN    RETAINED     INVESTMENT      TEMPORARY    STOCKHOLDER'S
                                       STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS       EQUITY
                                      ------   ----------   --------   --------------   -----------   -------------
Balance at December 31, 2007.......    $  6      $  586      $   210       $   (14)        $  --          $  788
Capital contribution from MetLife,
  Inc. (Note 10)...................                  50                                                       50
Comprehensive income (loss):
  Net income.......................                              161                                         161
  Other comprehensive income
     (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax...............                                              3                             3
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                           (145)                         (145)
                                                                                                          ------
     Other comprehensive loss......                                                                         (142)
                                                                                                          ------
  Comprehensive income (loss)......                                                                           19
                                       ----      ------      -------       -------         -----          ------

Balance at December 31, 2008.......       6         636          371          (156)           --             857
     Cumulative effect of a change
       in accounting principle, net
       of income tax (Note 1)......                                1                          (1)             --
Comprehensive income (loss):
  Net loss.........................                             (108)                                       (108)
  Other comprehensive income
     (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax...............                                             (2)                           (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                            123            (7)            116
                                                                                                          ------
     Other comprehensive income....                                                                          114
                                                                                                          ------
  Comprehensive income (loss)......                                                                            6
                                       ----      ------      -------       -------         -----          ------

Balance at December 31, 2009.......       6         636          264           (35)           (8)            863
Comprehensive income (loss):
  Net income.......................                               89                                          89
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                             58             4              62
                                                                                                          ------
     Other comprehensive income....                                                                           62
                                                                                                          ------
  Comprehensive income (loss)......                                                                          151
                                                                                                          ------
Balance at December 31, 2010.......      $6        $636        $ 353         $  23           $(4)         $1,014
                                       ====      ======      =======       =======         =====          ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010     2009      2008
                                                            -----   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).........................................  $  89   $  (108)  $   161
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses..................      2        --        --
  Amortization of premiums and accretion of discounts
     associated with investments, net.....................     (5)       (6)       (3)
  (Gains) losses on investments and derivatives, net......   (114)      301      (330)
  Undistributed equity earnings of real estate joint
     ventures.............................................     --        --        (1)
  Interest credited to policyholder account balances......    127       136        84
  Universal life and investment-type product policy fees..   (184)     (156)     (160)
  Change in accrued investment income.....................     (4)       (1)        4
  Change in premiums, reinsurance and other receivables...     (5)     (443)     (307)
  Change in deferred policy acquisition costs, net........     84       (68)       95
  Change in income tax recoverable (payable)..............    (17)      (50)       77
  Change in other assets..................................    169       107       115
  Change in insurance-related liabilities and policy-
     related balances.....................................     11       (28)       78
  Change in other liabilities.............................      5      (324)      322
                                                            -----   -------   -------
Net cash provided by (used in) operating activities.......    158      (640)      135
                                                            -----   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................    548       733       662
  Equity securities.......................................      1        --        --
  Mortgage loans..........................................      4         4         6
  Real estate joint ventures..............................     --        --         2
Purchases of:
  Fixed maturity securities...............................   (695)     (717)     (522)
  Equity securities.......................................    (10)       (2)       --
  Mortgage loans..........................................    (34)      (31)       (8)
  Other limited partnership interests.....................     (8)       --        --
Cash received in connection with freestanding
  derivatives.............................................     32         4         5
Cash paid in connection with freestanding derivatives.....    (25)       (7)       (1)
Net change in policy loans................................      1        --        --
Net change in short-term investments......................     73        60      (115)
Net change in other invested assets.......................     14       (16)      (14)
Other, net................................................     --        --         1
                                                            -----   -------   -------
Net cash (used in) provided by investing activities.......    (99)       28        16
                                                            -----   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................    491     1,534     1,446
  Withdrawals.............................................   (654)   (1,198)   (1,055)
Net change in payables for collateral under securities
  loaned and other transactions...........................     26      (132)     (156)
Capital contribution from MetLife, Inc. ..................     --        --        50
                                                            -----   -------   -------
Net cash (used in) provided by financing activities.......   (137)      204       285
                                                            -----   -------   -------
Change in cash and cash equivalents.......................    (78)     (408)      436
Cash and cash equivalents, beginning of year..............    109       517        81
                                                            -----   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  31   $   109   $   517
                                                            =====   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Income tax..............................................  $  42   $   (33)  $     4
                                                            =====   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company markets and administers traditional life, universal life, variable and fixed annuity products to individuals.. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($279) million and $355 million to net derivative gains (losses) in the statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $4 million and $5 million to cash received in connection with freestanding derivatives and ($7) million and ($1) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


          interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


          The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

          Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and ABS, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on an annual basis. The use of different methodologies, assumptions and inputs in the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2010 and 2009.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $11 million and $6 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $2 million and less than $1 million at December 31, 2010 and 2009, respectively. Related amortization expense was $2 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively. There was no amortization expense for the year ended December 31, 2008.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of the reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate to the risk associated with the reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2010 impairment test of goodwill, the Company concluded that the fair value of the reporting unit was in excess of the carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2009 and 2008. Goodwill was $33 million at both December 31, 2010 and 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) and the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 1% to 12% less expenses, mortality charges, and withdrawals.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company participates in a tax sharing agreement with MetLife. The agreement provides that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


current income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments (receive reimbursement) to (from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Although it is possible that an adverse outcome in certain matters could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcome of such pending investigations and legal proceedings are not likely to have such an effect. However, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could, from time to time, have a material adverse effect upon the Company's net income or cash flows in particular annual periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


investment company. As a result of the deferral, the above guidance did not apply to certain other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $2 million, net of deferred income taxes of $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $15 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interests, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     The following pronouncements relating to fair value had no material impact on the Company's financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on an issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In April 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding accounting for troubled debt restructuring (Accounting Standards Update ("ASU") 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring), effective for the first annual period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. The Company is currently evaluating the impact of this guidance on its financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                          DECEMBER 31, 2010
                                      ---------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    -------------------------   ESTIMATED
                                      AMORTIZED           TEMPORARY    OTTI      FAIR      % OF
                                         COST      GAIN      LOSS      LOSS     VALUE     TOTAL
                                      ---------   -----   ---------   -----   ---------   -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $  826    $  45     $  13     $  --     $  858     42.2%
RMBS................................       346       12         6         8        344     16.9
U.S. Treasury and agency
  securities........................       290        5         3        --        292     14.4
CMBS................................       256       11         3        --        264     13.0
Foreign corporate securities........       125        8         6        --        127      6.2
ABS.................................       128        4         7        --        125      6.2
State and political subdivision
  securities........................        13       --        --        --         13      0.6
Foreign government securities.......         9        2        --        --         11      0.5
                                        ------    -----     -----     -----     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $1,993      $87       $38       $ 8     $2,034    100.0%
                                        ======    =====     =====     =====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)..    $   20      $--       $ 5       $--     $   15     55.6%
Common stock........................        11        1        --        --         12     44.4
                                        ------    -----     -----     -----     ------    -----
  Total equity securities (3).......    $   31      $ 1       $ 5       $--     $   27    100.0%
                                        ======    =====     =====     =====     ======    =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                          DECEMBER 31, 2009
                                      ---------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    -------------------------   ESTIMATED
                                      AMORTIZED           TEMPORARY    OTTI      FAIR      % OF
                                         COST      GAIN      LOSS      LOSS     VALUE     TOTAL
                                      ---------   -----   ---------   -----   ---------   -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $  684    $  28     $  14     $  --     $  698     38.9%
RMBS................................       338        9        23        14        310     17.3
U.S. Treasury and agency
  securities........................       187        1         6        --        182     10.1
CMBS................................       337        4        28        --        313     17.4
Foreign corporate securities........       122        4        10        --        116      6.5
ABS.................................       164        3        10         4        153      8.5
State and political subdivision
  securities........................        13       --        --        --         13      0.7
Foreign government securities.......         8        2        --        --         10      0.6
                                        ------    -----     -----     -----     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $1,853      $51       $91       $18     $1,795    100.0%
                                        ======    =====     =====     =====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)..    $   21      $--       $ 6       $--     $   15     93.7%
Common stock........................         1       --        --        --          1      6.3
                                        ------    -----     -----     -----     ------    -----
  Total equity securities (3).......    $   22      $--       $ 6       $--     $   16    100.0%
                                        ======    =====     =====     =====     ======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                              DECEMBER 31,
                                                                                         ---------------------
                                                                                            2010        2009
                                                                                         ---------   ---------
                                    CLASSIFICATION                                       ESTIMATED   ESTIMATED
--------------------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                 SECTOR TABLE                    PRIMARY ISSUERS             VALUE       VALUE
--------------------  ------------------------------   -------------------------------   ---------   ---------
                                                                                             (IN MILLIONS)
Equity securities     Non-redeemable preferred stock   U.S. financial institutions          $15         $15
Fixed maturity
  securities          Foreign corporate securities     Non-U.S. financial institutions      $15         $16


   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $11 million and $10 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities. Privately-held equity securities were $10 million at estimated fair value at December 31, 2010. There were no privately-held equity securities at December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $15 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2010 and 2009.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2010     2009
                                                               ------   ------
                                                                (IN MILLIONS)
Below investment grade or non-rated fixed maturity
  securities:
  Estimated fair value.......................................   $ 185    $ 111
  Net unrealized gain (loss).................................    $ (9)    $(22)
Non-income producing fixed maturity securities:
  Estimated fair value.......................................    $ --     $  2
  Net unrealized gain (loss).................................    $ --     $ (1)


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $292 million and $182 million at December 31, 2010 and 2009, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..     $127      12.9%     $116      14.2%
U.S. corporate fixed maturity securities -- by
  industry:
  Industrial.......................................      229      23.3       207      25.4
  Finance..........................................      208      21.1       167      20.5
  Utility..........................................      178      18.1       134      16.5
  Consumer.........................................      156      15.8       106      13.0
  Communications...................................       76       7.7        73       9.0
  Other............................................       11       1.1        11       1.4
                                                        ----     -----      ----     -----
     Total.........................................     $985     100.0%     $814     100.0%
                                                        ====     =====      ====     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 22         0.9%         $ 22         1.0%
  Holdings in ten issuers with the largest
     exposures...............................     $186         8.1%         $168         8.0%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $213      61.9%     $208      67.1%
  Pass-through securities..........................      131      38.1       102      32.9
                                                        ----     -----      ----     -----
     Total RMBS....................................     $344     100.0%     $310     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $226      65.7%     $203      65.5%
  Prime............................................       81      23.5        72      23.2
  Alternative residential mortgage loans...........       37      10.8        35      11.3
                                                        ----     -----      ----     -----
     Total RMBS....................................     $344     100.0%     $310     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $284      82.6%     $246      79.4%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $300      87.2%     $277      89.4%
                                                        ====     =====      ====     =====



     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 9       24.3%     $ 9       25.7%
2006...............................................      25       67.6       23       65.7
2007...............................................       3        8.1        3        8.6
2008 to 2010.......................................      --         --       --         --
                                                        ---      -----      ---      -----
     Total.........................................     $37      100.0%     $35      100.0%
                                                        ===      =====      ===      =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2010             2009
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                (IN MILLIONS)
Net unrealized gain (loss)...........................   $(10)            $(20)
Rated Aa/AA or better................................              --%            10.5%
Rated NAIC 1.........................................             8.7%            10.5%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral...............            47.6%            48.6%
  Hybrid adjustable rate mortgage loans collateral...            52.4             51.4
                                                                -----            -----
     Total Alt-A RMBS................................           100.0%           100.0%
                                                                =====            =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $264 million and $313 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities and held no commercial real estate collateralized debt obligations securities at both December 31, 2010 and 2009.

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $100      37.9%     $108      34.5%
2004...............................................       70      26.5       103      32.9
2005...............................................       76      28.8        81      25.9
2006...............................................       13       4.9        17       5.4
2007...............................................        5       1.9         4       1.3
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $264     100.0%     $313     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized gain (loss)............................    $7              $(24)
Rated Aaa/AAA.........................................             79%              77%
Rated NAIC 1..........................................             95%              98%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $125 million and $153 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................     $ 58      46.4%     $ 85      55.6%
  Student loans....................................       15      12.0        15       9.8
  RMBS backed by sub-prime mortgage loans..........       11       8.8        10       6.5
  Other loans......................................       41      32.8        43      28.1
                                                        ----     -----      ----     -----
     Total                                              $125     100.0%     $153     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $108      86.4%     $121      79.1%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $111      88.8%     $141      92.2%
                                                        ====     =====      ====     =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $   52      $   53      $   48      $   49
Due after one year through five years..........       492         518         358         376
Due after five years through ten years.........       514         528         398         399
Due after ten years............................       205         202         210         195
                                                   ------      ------      ------      ------
  Subtotal.....................................     1,263       1,301       1,014       1,019
RMBS, CMBS and ABS.............................       730         733         839         776
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $1,993      $2,034      $1,853      $1,795
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2010   2009   2008
                                                             ----   ----   ----
                                                                (IN MILLIONS)
                                                                           $(3-
Fixed maturity securities..................................  $ 49   $(40)    02)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)............    (8)   (18)    --
                                                             - --   - --   - --
                                                                            (3-
  Total fixed maturity securities..........................    41    (58)    02)
Equity securities..........................................    (4)    (6)   (12)
Derivatives................................................     1      1      3
Short-term investments.....................................    (1)    (3)    --
                                                             - --   - --   - --
                                                                            (3-
  Subtotal.................................................    37    (66)    11)
                                                             - --   - --   - --
Amounts allocated from:
  DAC and VOBA related to noncredit OTTI losses recognized
     in accumulated other comprehensive income (loss)......     1      5     --
  DAC and VOBA.............................................    (9)    (5)    71
                                                             - --   - --   - --
  Subtotal.................................................    (8)    --     71
                                                             - --   - --   - --
Deferred income tax benefit (expense) related to noncredit
  OTTI losses recognized in accumulated other comprehensive
  income (loss)............................................     3      5     --
Deferred income tax benefit (expense)......................   (13)    18     84
                                                             - --   - --   - --
                                                                           $(1-
Net unrealized investment gains (losses)...................  $ 19   $(43)    56)
                                                             = ==   = ==   = ==



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($8) million at December 31, 2010, includes ($18) million recognized prior to January 1, 2010, $6 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss) and $4 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($18) million at December 31, 2009, includes ($2) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($21) million (($15) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


fully described in Note 1), and $5 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2010   2009   2008
                                                             ----   ----   ----
                                                                (IN MILLIONS)
                                                                    $(1-
Balance, beginning of period...............................  $(43)    56)  $(14)
Cumulative effect of change in accounting principle, net of
  income tax...............................................    --     (1)    --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized.....................................    10    (16)    --
                                                                            (2-
Unrealized investment gains (losses) during the year.......    93    263     82)
Unrealized investment gains (losses) relating to:
  DAC and VOBA related to noncredit OTTI losses recognized
     in accumulated other comprehensive income (loss)......    (4)     5     --
  DAC and VOBA.............................................    (4)   (76)    63
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated other
     comprehensive income (loss)...........................    (2)     4     --
  Deferred income tax benefit (expense)....................   (31)   (66)    77
                                                             - --   - --   - --
                                                                           $(1-
Balance, end of period.....................................  $ 19   $(43)    56)
                                                             = ==   = ==   = ==
                                                                           $(1-
Change in net unrealized investment gains (losses).........  $ 62   $113     42)
                                                             = ==   = ==   = ==



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities                $147         $ 4         $ 68         $ 9         $215         $13
RMBS...............................        62           1          106          13          168          14
U.S. Treasury and agency
  securities.......................       137           3           --          --          137           3
CMBS...............................        23          --           41           3           64           3
Foreign corporate securities.......        12          --           28           6           40           6
ABS................................        15          --           30           7           45           7
State and political subdivision
  securities.......................        --          --           --          --           --          --
                                         ----        ----         ----         ---         ----         ---
  Total fixed maturity securities        $396         $ 8         $273         $38         $669         $46
                                         ====        ====         ====         ===         ====         ===
EQUITY SECURITIES:
Non-redeemable preferred stock           $ --        $ --         $ 15         $ 5         $ 15         $ 5
                                         ====        ====         ====         ===         ====         ===
Total number of securities in an
  unrealized loss position.........        49                       59
                                         ====                     ====




                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $ 60         $ 1         $121        $ 13         $181        $ 14
RMBS...............................         3           2          106          35          109          37
U.S. Treasury and agency
  securities.......................       174           6           --          --          174           6
CMBS...............................        13          --          174          28          187          28
Foreign corporate securities.......         1          --           43          10           44          10
ABS................................        10          --           76          14           86          14
State and political subdivision
  securities.......................        13          --           --          --           13          --
                                         ----        ----         ----        ----         ----        ----
  Total fixed maturity securities..      $274         $ 9         $520        $100         $794        $109
                                         ====        ====         ====        ====         ====        ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $ 14        $  6         $ 14        $  6
                                         ====        ====         ====        ====         ====        ====
Total number of securities in an
  unrealized loss position.........        28                      134
                                         ====                     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2010
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $401         $ --      $   9        $ --        47          --
Six months or greater but less than
  nine months......................       --            2         --          --        --           1
Nine months or greater but less
  than twelve months...............        4           --         --          --         2          --
Twelve months or greater...........      240           68         18          19        45          12
                                        ----         ----      -----        ----
  Total............................     $645          $70        $27         $19
                                        ====         ====      =====        ====
Percentage of amortized cost.......                                4%         27%
                                                               =====        ====
EQUITY SECURITIES:
Less than six months...............     $ --          $--        $--         $--        --          --
Six months or greater but less than
  nine months......................       --           20         --           5        --           1
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           --         --          --        --          --
                                        ----         ----      -----        ----
  Total............................     $ --          $20        $--         $ 5
                                        ====         ====      =====        ====
Percentage of cost.................                                           25%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $208         $ 21        $ 3         $ 6        25          10
Six months or greater but less than
  nine months......................       69           55          4          12         1           1
Nine months or greater but less
  than twelve months...............       --            4         --           2         1           2
Twelve months or greater...........      366          180         20          62        83          38
                                        ----         ----       ----        ----
  Total............................     $643         $260       $ 27        $ 82
                                        ====         ====       ====        ====
Percentage of amortized cost.......                                4%         32%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--         $--        --          --
Six months or greater but less than
  nine months......................       --           --         --          --        --          --
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           20         --           6        --           1
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20        $--         $ 6
                                        ====         ====       ====        ====
Percentage of cost.................                                           30%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $51 million and $115 million at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
SECTOR:
  RMBS.............................................................    27%    32%
  U.S. corporate securities........................................    26     12
  ABS..............................................................    14     12
  Foreign corporate securities.....................................    12      9
  CMBS.............................................................     7     24
  U.S. Treasury and agency securities..............................     5      5
  Other............................................................     9      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Finance..........................................................    36%    22%
  Mortgage-backed..................................................    34     56
  Asset-backed.....................................................    14     12
  Consumer.........................................................     7      3
  U.S. Treasury and agency securities..............................     5      5
  Utility..........................................................     3      1
  Industrial.......................................................     1     --
  Other............................................................    --      1
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2010                      2009
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       --           --            2           --
Total gross unrealized loss.....................     $ --         $ --         $ 26         $ --
Percentage of total gross unrealized loss.......       --%          --%          24%          --%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $26 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                     NON-REDEEMABLE PREFERRED STOCK
                                      --------------------------------------------------------------------------------------------
                                            ALL TYPES OF                                 INVESTMENT GRADE
                         ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                         SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                         ----------   -----------------------   ----------------------------   -----------------------------------
                            GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                         UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                            LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                         ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                       (IN MILLIONS)
Less than six months...     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months...............        5            5          100%           5            100%              5          100%          0%
Twelve months or
  greater..............       --           --           --%          --             --%             --           --%         --%
                            ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of
  20% or more..........      $ 5          $ 5          100%         $ 5            100%            $ 5          100%          0%
                            ====         ====                      ====                           ====



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

     The components of net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized................................   $(5)    $(34)    $ (8)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)...........    --       21       --
                                                               ---     ----     ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (5)     (13)      (8)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................    (4)      (7)     (17)
                                                               ---     ----     ----
     Total gains (losses) on fixed maturity securities......    (9)     (20)     (25)
                                                               ---     ----     ----
Other net investment gains (losses):
Mortgage loans..............................................    --       (1)      --
Other limited partnership interests.........................    --       (1)      --
                                                               ---     ----     ----
     Total net investment gains (losses)....................   $(9)    $(22)    $(25)
                                                               ===     ====     ====



     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                        YEARS ENDED                                     YEARS ENDED
                                       DECEMBER 31,      YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                    ------------------   ------------------------   ------------------
                                    2010   2009   2008   2010      2009      2008   2010   2009   2008
                                    ----   ----   ----   ----      ----      ----   ----   ----   ----
                                      FIXED MATURITY         EQUITY SECURITIES             TOTAL
                                        SECURITIES       ------------------------   ------------------
                                    ------------------
                                                               (IN MILLIONS)
Proceeds..........................  $268   $544   $464    $ 1       $--       $--   $269   $544   $464
                                    ====   ====   ====    ===       ===       ===   ====   ====   ====
Gross investment gains............  $  1   $  7   $  1    $--       $--       $--   $  1   $  7   $  1
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Gross investment losses...........    (5)   (14)   (18)    --        --        --     (5)   (14)   (18)
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Total OTTI losses recognized in
  earnings:
  Credit-related..................    (5)   (10)    (8)    --        --        --     (5)   (10)    (8)
  Other (1).......................    --     (3)    --     --        --        --     --     (3)    --
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
  Total OTTI losses recognized in
     earnings.....................    (5)   (13)    (8)    --        --        --     (5)   (13)    (8)
                                    ----   ----   ----    ---       ---       ---   ----   ----   ----
Net investment gains (losses).....  $ (9)  $(20)  $(25)   $--       $--       $--   $ (9)  $(20)  $(25)
                                    ====   ====   ====    ---       ---       ===   ====   ====   ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Finance..................................................  $ --       $ 6       $ 3
  Communications...........................................    --         1        --
                                                             ----       ---       ---
     Total U.S. and foreign corporate securities...........    --         7         3
  ABS......................................................     2         3         5
  RMBS.....................................................     2         2        --
  CMBS.....................................................     1         1        --
                                                             ----       ---       ---
     Total.................................................   $ 5       $13       $ 8
                                                             ====       ===       ===



     There were no equity security OTTI losses recognized in earnings for the years ended December 31, 2010, 2009 and 2008.

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                               2010         2009
                                                              -----        -----
                                                                 (IN MILLIONS)
Balance, at January 1,......................................    $ 7         $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --            4
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     --            1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     --            2
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................     (2)          --
                                                              -- --         ----
Balance, at December 31,....................................  $   5          $ 7
                                                              == ==         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities..................................  $ 95     $ 93     $110
Equity securities..........................................     1        1        1
Mortgage loans.............................................     8        5        5
Policy loans...............................................     2        2        2
Other limited partnership interests........................    --       --        1
Cash, cash equivalents and short-term investments..........    (1)       1        4
Other......................................................    --       --        1
                                                             ----     ----     ----
     Subtotal..............................................   105      102      124
  Less: Investment expenses................................     4        5       16
                                                             ----     ----     ----
     Net investment income.................................  $101     $ 97     $108
                                                             ====     ====     ====



     Affiliated investment expenses, included in the table above, were $3 million, $2 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                 DECEMBER 31,
                                                               ---------------
                                                                2010     2009
                                                               ------   ------
                                                                (IN MILLIONS)
Securities on loan:
  Amortized cost.............................................    $261     $240
  Estimated fair value.......................................    $272     $238
Aging of cash collateral liability:
  Open (1)...................................................    $  3     $ 43
  Less than thirty days......................................     181       69
  Thirty days or greater but less than sixty days............      58      121
  Sixty days or greater but less than ninety days............      37       --
  Ninety days or greater.....................................      --        9
                                                               -- ---   -- ---
     Total cash collateral liability.........................    $279     $242
                                                               == ===   == ===
Reinvestment portfolio -- estimated fair value...............  $  270   $  215
                                                               == ===   == ===



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $3 million, of which $2 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, ABS, RMBS and U.S. and foreign corporate securities).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for fixed maturity securities.

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Invested assets on deposit:
Regulatory agencies (1)............................................   $ 8    $ 7
Invested assets pledged as collateral:
Derivative transactions (2)........................................    --      3
                                                                      ---    ---
  Total invested assets on deposit and pledged as collateral.......   $ 8    $10
                                                                      ===    ===



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program.

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans.........................    $ 83      62.9%    $ 55      53.9%
  Agricultural mortgage loans.......................      50      37.9       48      47.1
                                                        ----     -----     ----     -----
     Subtotal.......................................     133     100.8      103     101.0
  Valuation allowances..............................      (1)     (0.8)      (1)     (1.0)
                                                        ----     -----     ----     -----
     Total mortgage loans, net......................    $132     100.0%    $102     100.0%
                                                        ====     =====     ====     =====



     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's mortgage loans are collateralized by properties located in the U.S. The carrying value of the Company's mortgage loans located in Massachusetts, District of Columbia and Alabama were 11%, 10% and 10%, respectively, of total mortgage loans at December 31, 2010. Additionally, the Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

     All of the commercial and agricultural mortgage loans held at both December 31, 2010 and 2009 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2010 and 2009, as shown above, were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowances on agricultural mortgage loans were less than $1 million at December 31, 2010 and 2009. There were no valuation allowances on mortgage loans at December 31, 2008.

     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                            DECEMBER 31, 2010
                                 ----------------------------------------------------------------------
                                                RECORDED INVESTMENT
                                 -------------------------------------------------
                                    DEBT SERVICE COVERAGE RATIOS
                                 ---------------------------------            % OF    ESTIMATED    % OF
                                 > 1.20X   1.00X - 1.20X   < 1.00X   TOTAL   TOTAL   FAIR VALUE   TOTAL
                                 -------   -------------   -------   -----   -----   ----------   -----
                                               (IN MILLIONS)                        (IN MILLIONS)
Loan-to-value ratios:
  Less than 65%................    $28          $ --         $ --     $28     33.7%      $31       34.1%
  65% to 75%...................     26            28           --      54     65.1        59       64.8
  76% to 80%...................     --            --           --      --       --        --         --
  Greater than 80%.............      1            --           --       1      1.2         1        1.1
                                   ---          ----         ----     ---    -----       ---      -----
     Total.....................    $55           $28          $--     $83    100.0%      $91      100.0%
                                   ===          ====         ====     ===    =====       ===      =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                          DECEMBER 31, 2010
                                                        ---------------------
                                                        AGRICULTURAL MORTGAGE
                                                                LOANS
                                                        ---------------------
                                                         RECORDED
                                                         INVEST-       % OF
                                                           MENT       TOTAL
                                                        ---------   ---------
                                                            (IN MILLIONS)
Loan-to-value ratios:
Less than 65%.........................................     $ 49         98.0%
65% to 75%............................................        1          2.0
                                                           ----        -----
     Total............................................      $50        100.0%
                                                           ====        =====



     Past Due, Interest Accrual Status and Impaired Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with all mortgage loans classified as performing at December 31, 2010. The Company had no impaired mortgage loans, no loans 90 days or more past due and no loans in non-accrual status at both December 31, 2010 and 2009.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the U.S. and overseas) was $10 million and $2 million at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $7 million at December 31, 2010 of investments in hedge funds. There were no hedge funds included within other limited partnership interests at December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2010 and 2008. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $1 million for the year ended December 31, 2009.

  OTHER INVESTED ASSETS

     At December 31, 2010 and 2009, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $23 million and $29 million, respectively. See Note 3 for information regarding the freestanding derivatives with positive estimated fair values.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $29 million and $88 million at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies which fully comprise the balances of cash equivalents at both December 31, 2010 and 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs as a passive investor holding limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2010                     2009
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2).....................................    $344         $344        $ --         $ --
  CMBS (2).....................................     264          264          --           --
  ABS (2)......................................     125          125          --           --
Foreign corporate securities...................      11           11           5            5
U.S. corporate securities......................       6            6           6            6
Equity securities available-for-sale:
  Non-redeemable preferred stock...............      15           15          14           14
  Other limited partnership interests..........       9           13          --           --
                                                   ----         ----        ----         ----
     Total.....................................    $774         $778         $25          $25
                                                   ====         ====        ====         ====



--------

   (1) The maximum exposure to loss relating to the fixed maturity and equity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010, the Company did not have any holdings in the MetLife Intermediate Income Pool, which is an affiliated partnership. At December 31, 2009, the Company held $44 million in the MetLife Intermediate Income Pool and this amount was included in short-term investments. Net investment income (loss) from these invested assets was ($1) million, $1 million and $2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                            2010       2009      2008
                                                            ----      -----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $ --      $   4      $ --
Amortized cost of invested assets transferred to
  affiliates..............................................   $--        $ 6       $--
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................   $--        $(2)      $--
Estimated fair value of invested assets transferred from
  affiliates..............................................   $--        $--       $--


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2010                           2009
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE       INSTRUMENT TYPE                      AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   11    $ --       $ --      $   11    $ --       $ --
                    Interest rate floors..............    1,040      20         --       2,040      26         --
                    Interest rate futures.............       --      --         --         209       1         --
Foreign currency    Foreign currency swaps............       16       2          1          16       2         --
Credit              Credit default swaps..............       40       1         --          38      --         --
                                                         ------    ----       ----      ------    ----       ----
                      Total..........................    $1,107     $23        $ 1      $2,314     $29        $--
                                                         ======    ====       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ --          $   11             $ --            $ --     $   11
Interest rate floors..............        --           1,040               --              --      1,040
Foreign currency swaps............        --               8               --               8         16
Credit default swaps..............        --              40               --              --         40
                                        ----          ------             ----            ----     ------
  Total..........................        $--          $1,099              $--             $ 8     $1,107
                                        ====          ======             ====            ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..............    $ 16       $ 2        $ 1         $ 16       $ 2        $ --


     The following table presents the gross notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $   11     $ --        $ --       $   11     $ --        $ --
Interest rate floors..................    1,040       20          --        2,040       26          --
Interest rate futures.................       --       --          --          209        1          --
Credit default swaps..................       40        1          --           38       --          --
                                         ------     ----        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.........................   $1,091      $21         $--       $2,298      $27         $--
                                         ======     ====        ====       ======     ====        ====



  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Derivatives and hedging gains (losses) (1)..................  $ 15   $ (71)  $ 81
Embedded derivatives........................................    87    (208)   274
                                                              ----   -----   ----
  Total net derivative gains (losses).......................  $102   $(279)  $355
                                                              ====   =====   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow hedge relationships, which are not presented elsewhere in this note.

     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2010, 2009 and 2008.

     The Company recognized $15 million and $9 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2010 and 2009, respectively. The Company recognized insignificant net derivative gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the years ended December 31, 2010 and 2009. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2008. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2008.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. For the years ended December 31, 2010, 2009 and 2008, there were no reclassifications to net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2010, 2009 and 2008.

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................   $ 1       $ 4      $ --
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......    --        (3)        4
                                                              ---       ---      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................   $ 1       $ 1       $ 4
                                                              ===       ===      ====



     At December 31, 2010, insignificant amounts of deferred net losses on derivatives in accumulated other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For the year ended December 31, 2010, there were insignificant net gains (losses) deferred on derivatives in cash flow hedging relationships in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2009 and December 31, 2008, the Company recognized gains (losses) of ($3) million and $4 million, respectively, deferred on derivatives in cash flow hedging relationships in accumulated other comprehensive income (loss) related to foreign currency swaps.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) credit default swaps to economically hedge exposure to adverse movements in credit; (iii) equity variance swaps as a macro hedge on certain invested assets; and (iv) credit default swaps to synthetically create investments.

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                     NET DERIVATIVE
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps..............................................       $ (1)
  Interest rate floors.............................................         26
  Interest rate futures............................................        (25)
                                                                          ----
     Total.........................................................       $ --
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate floors.............................................       $(79)
  Interest rate futures............................................         (1)
                                                                          ----
     Total.........................................................       $(80)
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 81
                                                                          ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $23 million and $26 million at December 31, 2010 and 2009 respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2010 and 2009, the Company would have received an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2010                                           2009
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED       AMOUNT OF                        ESTIMATED       AMOUNT OF
                                       FAIR           FUTURE                            FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      WEIGHTED        VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT   AVERAGE YEARS   CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
----------------------------      --------------  --------------  ---------------  --------------  --------------  ------------
                                                                          (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate)...................       $ --             $ 2             3.0             $ --             $ 2            4.0
Credit default swaps referencing
  indices.......................         --               1             2.0               --              24            3.0
                                       ----             ---                             ----             ---
Subtotal........................         --               3             2.7               --              26            3.1
                                       ----             ---                             ----             ---
Baa
Credit default swaps referencing
  indices.......................         --              20             5.0               --              --             --
                                       ----             ---                             ----             ---
  Total.........................        $--             $23             4.7              $--             $26            3.1
                                       ====             ===                             ====             ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010, the Company did not accept any cash collateral. At December 31, 2009, the Company was obligated to return cash collateral under its control of $11 million. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                         ESTIMATED FAIR VALUE         FAIR VALUE OF INCREMENTAL
                                                       OF COLLATERAL PROVIDED:        COLLATERAL PROVIDED UPON:
                                                       -----------------------  -------------------------------------
                                                                                                DOWNGRADE IN THE
                                                                                ONE NOTCH    COMPANY'S CREDIT RATING
                                                                                DOWNGRADE   TO A LEVEL THAT TRIGGERS
                                        ESTIMATED                                 IN THE         FULL OVERNIGHT
                                    FAIR VALUE (1) OF                           COMPANY'S     COLLATERALIZATION OR
                                   DERIVATIVES IN NET       FIXED MATURITY        CREDIT           TERMINATION
                                   LIABILITY POSITION       SECURITIES (2)        RATING   OF THE DERIVATIVE POSITION
                                   ------------------  -----------------------  ---------  --------------------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2010................         $   1                  $ --              $ --               $   1
DECEMBER 31, 2009................           $--                   $--               $--                 $--


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $1 million. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2010 would be $1 million. This amount does not consider an insignificant amount of gross derivative assets for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.................................  $284   $198
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits................................  $ 15   $ 38


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                             2010      2009     2008
                                                             ----     -----     ----
                                                                  (IN MILLIONS)
Net derivative gains (losses) (1), (2).....................   $87     $(208)    $274


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($12) million, ($120) million and $136 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of $44 million, $235 million and ($306) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $62 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2010
                                             -----------------------------------------------------------------
                                                FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                             -----------------------------------------------------
                                              QUOTED PRICES IN
                                             ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                              IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                               AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                                  (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                             ------------------   -----------------   ------------   ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...............          $ --               $   836            $ 22        $   858
  RMBS....................................            --                   344              --            344
  U.S. Treasury and agency securities.....            89                   203              --            292
  CMBS....................................            --                   264              --            264
  Foreign corporate securities............            --                   102              25            127
  ABS.....................................            --                    95              30            125
  State and political subdivision
     securities...........................            --                    13              --             13
  Foreign government securities...........            --                    11              --             11
                                                    ----               -------            ----        -------
     Total fixed maturity securities......            89                 1,868              77          2,034
                                                    ----               -------            ----        -------
Equity securities:
  Non-redeemable preferred stock..........            --                    --              15             15
  Common stock............................             2                    --              10             12
                                                    ----               -------            ----        -------
     Total equity securities..............             2                    --              25             27
                                                    ----               -------            ----        -------
Short-term investments (1)................            42                     4               9             55
Derivative assets: (2)
Interest rate contracts...................            --                    20              --             20
Foreign currency contracts................            --                     2              --              2
Credit contracts..........................            --                     1              --              1
                                                    ----               -------            ----        -------
  Total derivative assets.................            --                    23              --             23
                                                    ----               -------            ----        -------
Net embedded derivatives within asset host
  contracts (3)...........................            --                    --             284            284
Separate account assets (4)...............            --                10,700              --         10,700
                                                    ----               -------            ----        -------
  Total assets............................          $133               $12,595            $395        $13,123
                                                    ====               =======            ====        =======
LIABILITIES
Derivative liabilities: (2)
Foreign currency contracts................          $ --               $     1            $ --        $     1
                                                    ----               -------            ----        -------
  Total derivative liabilities............            --                     1              --              1
                                                    ----               -------            ----        -------
Net embedded derivatives within liability
  host contracts (3)......................            --                    --              15             15
                                                    ----               -------            ----        -------
  Total liabilities.......................          $ --               $     1            $ 15        $    16
                                                    ====               =======            ====        =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........         $ --               $   682            $ 16        $   698
  RMBS..............................           --                   310              --            310
  U.S. Treasury and agency
     securities.....................           73                   109              --            182
  CMBS..............................           --                   313              --            313
  Foreign corporate securities......           --                    96              20            116
  ABS...............................           --                   121              32            153
  State and political subdivision
     securities.....................           --                    13              --             13
  Foreign government securities.....           --                    10              --             10
                                             ----               -------            ----        -------
     Total fixed maturity
       securities...................           73                 1,654              68          1,795
                                             ----               -------            ----        -------
Equity securities:
  Non-redeemable preferred stock....           --                     1              14             15
  Common stock......................            1                    --              --              1
                                             ----               -------            ----        -------
     Total equity securities........            1                     1              14             16
                                             ----               -------            ----        -------
Short-term investments..............           82                    45              --            127
Derivative assets (2)...............            1                    28              --             29
Net embedded derivatives within
  asset host contracts (3)..........           --                    --             198            198
Separate account assets (4).........           --                 9,347              --          9,347
                                             ----               -------            ----        -------
  Total assets......................         $157               $11,075            $280        $11,512
                                             ====               =======            ====        =======
LIABILITIES
Net embedded derivatives within
  liability host contracts (3)......         $ --               $    --            $ 38        $    38
                                             ====               =======            ====        =======



--------

   (1) Short-term investments as presented in the table above differs from the amount presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the table presented above

   (2) Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances in the balance sheets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company recognized a gain of $19 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts consist of mutual funds. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     These securities are comprised of U.S. Treasury fixed maturity securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  DERIVATIVE ASSETS

     These assets are comprised of exchange-traded derivatives. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

     Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level
1. These derivatives are principally valued using an income approach.

  INTEREST RATE CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  FOREIGN CURRENCY CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  CREDIT CONTRACTS.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  SEPARATE ACCOUNT ASSETS

     These assets are comprised of certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY SECURITIES, EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

     Structured securities comprised of ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

     Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  GUARANTEED MINIMUM BENEFIT GUARANTEES

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFIT GUARANTEES

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $5 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. corporate securities.

     During the year ended December 31, 2010, there were no transfers out of Level 3.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                              ----------------------------------------------------------------------------------------
                                                     TOTAL
                                              REALIZED/UNREALIZED
                                            GAINS (LOSSES) INCLUDED
                                                      IN:
                                           ------------------------      PURCHASES,
                                                          OTHER            SALES,
                               BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND    TRANSFER INTO    TRANSFER OUT
                              JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)    LEVEL 3 (4)    OF LEVEL 3 (4)
                              ----------   --------   -------------   ---------------   -------------   --------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities............      $ 16        $ --         $   1             $ --            $   5            $ --
  RMBS.....................        --          --            --               --               --              --
  Foreign corporate
     securities............        20          --             3                2               --              --
  ABS......................        32          (3)            7               (6)              --              --
                                 ----        ----         -----             ----            -----            ----
     Total fixed maturity
       securities..........      $ 68         $(3)          $11              $(4)             $ 5             $--
                                 ====        ====         =====             ====            =====            ====
Equity securities:
  Non-redeemable preferred
     stock.................      $ 14         $--           $ 1              $--              $--             $--
  Common stock.............        --          --            --               10               --              --
                                 ----        ----         -----             ----            -----            ----
     Total equity
       securities..........      $ 14         $--           $ 1              $10              $--             $--
                                 ====        ====         =====             ====            =====            ====
Short-term investments.....      $ --         $--           $--              $ 9              $--             $--
Net embedded derivatives
  (5)......................      $160         $87           $--              $22              $--             $--
                               FAIR VALUE
                              MEASUREMENTS
                                  USING
                               SIGNIFICANT
                              UNOBSERVABLE
                                 INPUTS
                                (LEVEL 3)
                              ------------
                                BALANCE,
                              DECEMBER 31,
                              ------------
                                   (IN
                                MILLIONS)
YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities............       $ 22
  RMBS.....................         --
  Foreign corporate
     securities............         25
  ABS......................         30
                                  ----
     Total fixed maturity
       securities..........       $ 77
                                  ====
Equity securities:
  Non-redeemable preferred
     stock.................       $ 15
  Common stock.............         10
                                  ----
     Total equity
       securities..........       $ 25
                                  ====
Short-term investments.....       $  9
Net embedded derivatives
  (5)......................       $269

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------
                                                      TOTAL
                                               REALIZED/UNREALIZED
                                             GAINS (LOSSES) INCLUDED
                                                       IN:
                                            ------------------------      PURCHASES,
                                                           OTHER            SALES,        TRANSFER INTO
                                BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND      AND/OR OUT       BALANCE,
                               JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)   OF LEVEL 3 (4)   DECEMBER 31,
                               ----------   --------   -------------   ---------------   --------------   ------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities.............      $  8        $  --        $   2              $ 6             $ --            $ 16
  RMBS......................         5           (1)           1               (5)              --              --
  Foreign corporate
     securities.............        19           --            7               (6)              --              20
  ABS.......................        25           (1)           9               (1)              --              32
                                  ----        -----        -----             ----             ----            ----
     Total fixed maturity
       securities...........      $ 57        $  (2)         $19              $(6)             $--            $ 68
                                  ====        =====        =====             ====             ====            ====
Equity securities:
  Non-redeemable preferred
     stock..................      $  9        $  --          $ 5              $--              $--            $ 14
  Common stock..............        --           --           --               --               --              --
                                  ----        -----        -----             ----             ----            ----
     Total equity
       securities...........      $  9        $  --          $ 5             $ --              $--            $ 14
                                  ====        =====        =====             ====             ====            ====
Net embedded derivatives
  (5).......................      $343        $(205)         $--              $22              $--            $160



                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                       ------------------------------------------------------------------------------------------------------
                                                                            TOTAL
                                                                     REALIZED/UNREALIZED
                                                                   GAINS (LOSSES) INCLUDED
                                                                             IN:
                                                                  ------------------------
                                                                                                PURCHASES,
                         BALANCE,                                                OTHER            SALES,        TRANSFER INTO
                       DECEMBER 31,     IMPACT OF     BALANCE,    EARNINGS   COMPREHENSIVE    ISSUANCES AND      AND/OR OUT
                           2007       ADOPTION (6)   JANUARY 1,   (1), (2)   INCOME (LOSS)   SETTLEMENTS (3)   OF LEVEL 3 (4)
                       ------------   ------------   ----------   --------   -------------   ---------------   --------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........       $115           $  --         $115         $ (8)       $ (29)           $ (27)             $ 6
Equity securities...       $ 18             $--         $ 18        $  --         $ (9)           $  --             $ --
Net embedded
  derivatives (5)...       $ 56             $30         $ 86         $244        $  --             $ 13              $--
                        FAIR VALUE
                       MEASUREMENTS
                           USING
                        SIGNIFICANT
                       UNOBSERVABLE
                          INPUTS
                         (LEVEL 3)
                       ------------
                         BALANCE,
                       DECEMBER 31,
                       ------------
                            (IN
                         MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........       $ 57
Equity securities...       $  9
Net embedded
  derivatives (5)...       $343


--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings on securities are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included within the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets. Such amount was also impacted by a reduction to DAC of $10 million, which resulted in a total net impact of $20 million on Level 3 assets and liabilities and also reflects the total net impact of the adoption.

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  RMBS..........................................     $ --         $ --         $ --       $ --
  ABS...........................................       --           (3)          --         (3)
                                                     ----         ----         ----       ----
     Total fixed maturity securities............      $--          $(3)         $--        $(3)
                                                     ====         ====         ====       ====
Net embedded derivatives........................      $--          $--          $87        $87



                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  RMBS..........................................     $ --         $  (1)      $   --     $  (1)
  ABS...........................................       --            (1)          --        (1)
                                                     ----         -----       ------     -----
     Total fixed maturity securities............      $--           $(2)       $  --     $  (2)
                                                     ====         =====       ======     =====
Net embedded derivatives........................      $--           $--        $(205)    $(205)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                                  --------------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.......................     $ --         $ (8)        $ --       $ (8)
Net embedded derivatives........................      $--          $--         $244       $244


     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Net embedded derivatives........................     $ --         $ --          $91       $91



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2009
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  ABS...........................................     $ --         $ (3)       $   --     $  (3)
                                                     ----         ----        ------     -----
     Total fixed maturity securities............      $--          $(3)        $  --     $  (3)
                                                     ====         ====        ======     =====
Net embedded derivatives........................      $--          $--         $(202)    $(202)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2008
                                                  --------------------------------------------
                                                                   NET          NET
                                                      NET      INVESTMENT   DERIVATIVE
                                                  INVESTMENT      GAINS        GAINS
                                                    INCOME      (LOSSES)     (LOSSES)    TOTAL
                                                  ----------   ----------   ----------   -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.......................     $ --         $ (8)        $ --       $ (8)
Net embedded derivatives........................      $--          $--         $244       $244


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

     There were no impairments to other limited partnership interests for the years ended December 31, 2010 and 2008. At December 31, 2009, the Company held $2 million in cost method other limited partnership interests which were impaired during the year based on the underlying limited partnership financial statements. Included within net investment gains (losses) for such other limited partnerships were impairments of $1 million for the year ended December 31, 2009.

     Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes a private equity fund that invests primarily in domestic leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. There were no unfunded commitments for these investments at December 31, 2010, and there were $1 million of unfunded commitments for these investments at December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2010                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Mortgage loans, net..............................              $  132      $  145
Policy loans.....................................              $   27      $   43
Other limited partnership interests (1)..........              $    2      $    2
Short-term investments (2).......................              $    2      $    2
Cash and cash equivalents........................              $   31      $   31
Accrued investment income........................              $   22      $   22
Premiums, reinsurance and other receivables (1)..              $1,498      $1,618
Other assets (1).................................              $    6      $    5
LIABILITIES
Policyholder account balances (1)................              $2,257      $2,526
Payables for collateral under securities loaned
  and other transactions.........................              $  279      $  279
COMMITMENTS (3)
Mortgage loan commitments........................     $25      $   --      $   --
Commitments to fund private corporate bond
  investments....................................     $18      $   --      $   (1)




                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Mortgage loans, net..............................              $  102      $  104
Policy loans.....................................              $   28      $   40
Other limited partnership interests..............              $    2      $    2
Cash and cash equivalents........................              $  109      $  109
Accrued investment income........................              $   17      $   17
Premiums, reinsurance and other receivables (1)..              $1,487      $1,442
Other assets (1).................................              $    4      $    4
LIABILITIES
Policyholder account balances (1)................              $2,302      $2,315
Payables for collateral under securities loaned
  and other transactions.........................              $  253      $  253
COMMITMENTS (3)
Commitments to fund private corporate bond
  investments....................................     $10      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Short-term investments as presented in the table above differs from the amount presented in the balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, short-term investments, derivative assets, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

     Mortgage Loans The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables Premiums, reinsurance and other receivables in the preceding tables are comprised of certain amounts recoverable under reinsurance contracts.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Other Assets Other assets in the preceding tables are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding tables represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

     Policyholder Account Balances Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts ("TCA"). The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                            DAC    VOBA    TOTAL
                                                          ------  ------  ------
                                                               (IN MILLIONS)
Balance at January 1, 2008..............................   $ 444   $154    $ 598
  Capitalizations.......................................      89     --       89
                                                           -----   ----    -----
  Subtotal..............................................     533    154      687
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................     (31)    --      (31)
  Other expenses........................................    (117)   (35)    (152)
                                                           -----   ----    -----
     Total amortization.................................    (148)   (35)    (183)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................      50     13       63
                                                           -----   ----    -----
Balance at December 31, 2008............................     435    132      567
  Capitalizations.......................................      69     --       69
                                                           -----   ----    -----
  Subtotal..............................................     504    132      636
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................      55     --       55
  Other expenses........................................     (58)     1      (57)
                                                           -----   ----    -----
     Total amortization.................................      (3)     1       (2)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................     (54)   (17)     (71)
                                                           -----   ----    -----
Balance at December 31, 2009............................     447    116      563
  Capitalizations.......................................      44     --       44
                                                           -----   ----    -----
  Subtotal..............................................     491    116      607
                                                           -----   ----    -----
Amortization related to:
  Net investment gains (losses).........................     (39)    --      (39)
  Other expenses........................................     (53)   (36)     (89)
                                                           -----   ----    -----
     Total amortization.................................     (92)   (36)    (128)
                                                           -----   ----    -----
  Unrealized investment gains (losses)..................      (7)    (1)      (8)
                                                           -----   ----    -----
Balance at December 31, 2010............................   $ 392   $ 79    $ 471
                                                           =====   ====    =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2011, $14 million in 2012, $12 million in 2013, $9 million in 2014, and $8 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2010     2009     2008
                                                                ----     ----     ----
                                                                     (IN MILLIONS)
Balance at January 1,......................................      $86     $ 88     $ 90
Capitalization.............................................        5       11       18
Amortization...............................................       (7)     (13)     (20)
                                                                 ---     ----     ----
Balance at December 31,....................................      $84     $ 86     $ 88
                                                                 ===     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $10,700 million and $9,347 million at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $183 million, $155 million and $141 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For each of the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     During 2010, the Company became a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $10 million of common stock of the FHLB of Des Moines at December 31, 2010, which is included in equity securities. The Company had no funding agreements with the FHLB of Des Moines at December 31, 2010.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2010                             2009
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................      $   4,561             N/A        $   3,789             N/A
Net amount at risk (2)..................      $      85 (3)         N/A        $     231 (3)         N/A
Average attained age of
  contractholders.......................       63 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................      $   7,424       $   7,480        $   6,800       $   6,381
Net amount at risk (2)..................      $     712 (3)   $     991 (4)    $   1,229 (3)   $   1,259 (4)
Average attained age of
  contractholders.......................       64 years        64 years         63 years        63 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                             ANNUITY CONTRACTS
                                                        --------------------------
                                                        GUARANTEED     GUARANTEED
                                                           DEATH     ANNUITIZATION
                                                         BENEFITS       BENEFITS     TOTAL
                                                        ----------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT
  Balance at January 1, 2008..........................     $ 18           $13         $ 31
     Incurred guaranteed benefits.....................       50            61          111
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            74          116
     Incurred guaranteed benefits.....................       33            (4)          29
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................       28            70           98
     Incurred guaranteed benefits.....................       28            18           46
     Paid guaranteed benefits.........................      (24)           --          (24)
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ 32           $88         $120
                                                           ====           ===         ====
CEDED
  Balance at January 1, 2008..........................     $ 18           $ 5         $ 23
     Incurred guaranteed benefits.....................       50            20           70
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            25           67
     Incurred guaranteed benefits.....................       33            (1)          32
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................       28            24           52
     Incurred guaranteed benefits.....................       28             6           34
     Paid guaranteed benefits.........................      (24)           --          (24)
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ 32           $30         $ 62
                                                           ====           ===         ====
NET
  Balance at January 1, 2008..........................     $ --           $ 8         $  8
     Incurred guaranteed benefits.....................       --            41           41
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2008........................       --            49           49
     Incurred guaranteed benefits.....................       --            (3)          (3)
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2009........................       --            46           46
     Incurred guaranteed benefits.....................       --            12           12
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2010........................     $ --           $58         $ 58
                                                           ====           ===         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2010     2009
                                                                 -------   ------
                                                                   (IN MILLIONS)
Fund Groupings:
  Balanced.....................................................  $ 5,992   $5,124
  Equity.......................................................    3,777    3,303
  Bond.........................................................      552      504
  Specialty....................................................      202      189
  Money Market.................................................      127      179
                                                                 -------   ------
     Total.....................................................  $10,650   $9,299
                                                                 =======   ======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

     The Company reinsures 100% of the living and death benefit guarantees in connection with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     At December 31, 2010, the Company had $10 million of unsecured unaffiliated ceded reinsurance recoverable balances. Of this total, 100% were with the Company's five largest unaffiliated ceded reinsurers. At December 31, 2009, the Company had $7 million of unsecured unaffiliated ceded reinsurance recoverable balances. Of this total, 100% were with the Company's largest unaffiliated ceded reinsurer.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $  6     $  5     $  9
  Reinsurance ceded........................................    (1)      (1)      --
                                                             ----     ----     ----
     Net premiums..........................................  $  5     $  4     $  9
                                                             ====     ====     ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $216     $185     $191
  Reinsurance ceded........................................   (32)     (29)     (31)
                                                             ----     ----     ----
     Net universal life and investment-type product policy
       fees................................................  $184     $156     $160
                                                             ====     ====     ====
OTHER REVENUES:
  Direct other revenues....................................  $ 22     $ 17     $ 14
  Reinsurance ceded........................................    78       79       29
                                                             ----     ----     ----
     Net other revenues....................................  $100     $ 96     $ 43
                                                             ====     ====     ====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 68     $ 49     $150
  Reinsurance ceded........................................   (29)     (13)     (61)
                                                             ----     ----     ----
     Net policyholder benefits and claims..................  $ 39     $ 36     $ 89
                                                             ====     ====     ====
OTHER EXPENSES:
  Direct other expenses....................................  $205     $ 74     $245
  Reinsurance ceded........................................    (3)      (3)      (1)
                                                             ----     ----     ----
     Net other expenses....................................  $202     $ 71     $244
                                                             ====     ====     ====



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                    DECEMBER 31, 2010
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables..............    $1,874   $1,863        $ 11
Deferred policy acquisition costs and value of business
  acquired...............................................       471      (54)        525
                                                             ------   ------        ----
  Total assets...........................................    $2,345   $1,809        $536
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   48   $    9        $ 39
                                                             ------   ------        ----
  Total liabilities......................................    $   48   $    9        $ 39
                                                             ======   ======        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    DECEMBER 31, 2009
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables..............    $1,780   $1,751        $ 29
Deferred policy acquisition costs and value of business
  acquired...............................................       563      (53)        616
                                                             ------   ------        ----
  Total assets...........................................    $2,343   $1,698        $645
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   41   $    7        $ 34
                                                             ------   ------        ----
  Total liabilities......................................    $   41   $    7        $ 34
                                                             ======   ======        ====



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $1,493 million and $1,481 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at both December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company and Exeter Reassurance Company, Ltd., both of which are related parties.

     Information regarding the effect of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                               2010       2009       2008
                                                              ------     ------     ------
                                                                      (IN MILLIONS)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded.........................................   $(32)      $(28)      $(30)
OTHER REVENUES:
  Reinsurance ceded.........................................   $ 78       $ 79       $ 29
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded (1).....................................   $(26)      $(12)      $(60)
OTHER EXPENSES:
  Reinsurance ceded.........................................   $ (3)      $ (3)      $ (1)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded benefits of ($1) million.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....................  $1,851   $1,742
Deferred policy acquisition costs and value of business
  acquired......................................................     (54)     (53)
                                                                  ------   ------
  Total assets..................................................  $1,797   $1,689
                                                                  ======   ======
LIABILITIES:
Other liabilities...............................................  $    7   $    6
                                                                  ------   ------
  Total liabilities.............................................  $    7   $    6
                                                                  ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value were included within net derivative gains (losses). The embedded derivatives were included within premiums, reinsurance and other receivables and were assets of $284 million and $198 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included $42 million, ($404) million and $475 million, respectively, related to changes in fair value of such embedded derivatives.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1,502 million and $1,489 million of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $1,493 million and $1,481 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at both December 31, 2010 and 2009.

8.  INCOME TAX

     The provision for income tax was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Current:
  Federal...................................................      $30      $ (2)     $(36)
Deferred:
  Federal...................................................       (4)      (81)      108
                                                                  ---      ----      ----
Provision for income tax expense (benefit)..................      $26      $(83)     $ 72
                                                                  ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                              2010       2009       2008
                                                              ----       ----       ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $ 40       $(67)      $ 82
Tax effect of:
  Tax-exempt investment income..............................   (12)       (12)       (10)
  Prior year tax............................................    (1)        (4)        --
  Other, net................................................    (1)        --         --
                                                              ----       ----       ----
Provision for income tax expense (benefit)..................  $ 26       $(83)      $ 72
                                                              ====       ====       ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                    2010       2009
                                                                    ----       ----
                                                                     (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 29       $ 48
  Net unrealized investment losses................................    --         23
  Other...........................................................    --          5
                                                                    ----       ----
                                                                      29         76
                                                                    ----       ----
Deferred income tax liabilities:
  Net unrealized investment gains.................................    10         --
  Investments.....................................................    33         32
  DAC.............................................................   143        172
  Other...........................................................     1         --
                                                                    ----       ----
                                                                     187        204
                                                                    ----       ----
Net deferred income tax liability.................................  $158       $128
                                                                    ====       ====



     The Company participates in a tax sharing agreement with MetLife. This agreement provides that current federal income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife were $16 million, $2 million and $33 million for 2010, 2009 and 2008, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $7 million and $16 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $5 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $4 million related to a true-up of the 2008 tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010, that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on the Company's ultimate parent, MetLife, and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates also have received requests for documents and information from U.S. congressional committees and members, as well as various state regulatory bodies, including the New York State Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the TCA, but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                    DECEMBER 31,
                                                                   --------------
                                                                   2010      2009
                                                                   ----      ----
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.........    $1        $1
  Receivable for reimbursement of paid assessments (1)...........     6         4
                                                                   - --      - --
                                                                     $7        $5
                                                                   = ==      = ==
Other Liabilities:
  Insolvency assessments.........................................  $  7      $  7
                                                                   = ==      = ==



--------

   (1) The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $12 million and $4 million at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $25 million and $0 at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $18 million and $10 million at December 31, 2010 and 2009, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2010 and 2009.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2010 and 2009.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income (loss) of the Company, as filed with the Department, was $153 million, $49 million and ($35) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Department, was $499 million and $411 million at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2010, 2009 and 2008, the Company did not pay dividends to MetLife. Because the Company's statutory unassigned funds surplus was negative, the Company cannot pay any dividends in 2011 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2010   2009    2008
                                                               ----   ----   -----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year.......................................................  $ 99   $228   $(305)
Income tax effect of holding gains (losses)..................   (35)   (80)    107
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income..................................................     6     20      26
  Amortization of premiums and accretion of discounts
     associated with investments.............................    (1)    (1)     (3)
  Income tax effect..........................................    (2)    (7)     (8)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts..............................    (8)   (71)     63
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts.................................     3     25     (22)
                                                               ----   ----   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...................    62    114    (142)
Cumulative effect of change in accounting principle, net of
  income tax of $0, ($1) million and $0 (See Note 1).........    --     (1)     --
                                                               ----   ----   -----
Other comprehensive income (loss)............................  $ 62   $113   $(142)
                                                               ====   ====   =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................     $ 13      $ 11      $ 18
Commissions.................................................       67        71        85
Volume-related costs........................................        4        15        33
Capitalization of DAC.......................................      (44)      (69)      (89)
Amortization of DAC and VOBA................................      128         2       183
Premium taxes, licenses & fees..............................        3         3         2
Other.......................................................       31        38        12
                                                                 ----      ----      ----
  Total other expenses......................................     $202      $ 71      $244
                                                                 ====      ====      ====



  Capitalization and Amortization of DAC and VOBA

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $80 million, $105 million and $113 million for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................      $13      $ 11      $ 18
Commissions.................................................       32        44        61
Volume-related costs........................................        4         7        24
Other.......................................................       31        43        10
                                                                  ---      ----      ----
     Total other expenses...................................      $80      $105      $113
                                                                  ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues received from affiliates related to these agreements were recorded as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2010      2009      2008
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Universal life and investment-type product policy fees......      $29       $23       $22
Other revenues..............................................      $23       $16       $14


     The Company had net payables from affiliates of $8 million at December 31, 2010 and net receivables from affiliates of $11 million at December 31, 2009, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

As of December 31, 2010 and 2009 and for the Years Ended December 31, 2010, 2009 and 2008
and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 6, 2011

(August 9, 2011 as to Note 16)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2010      2009
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $5,913 and $6,168, respectively).....   $ 6,546   $ 6,394
  Equity securities available-for-sale, at estimated fair value
     (cost: $159 and $149, respectively).........................       178       150
  Mortgage loans (net of valuation allowances of $6 and $3,
     respectively)...............................................       562       369
  Policy loans...................................................     1,807     1,781
  Real estate and real estate joint ventures.....................        54        54
  Other limited partnership interests............................       156        96
  Short-term investments, principally at estimated fair value....       175       219
  Other invested assets, principally at estimated fair value.....        59        54
                                                                    -------   -------
     Total investments...........................................     9,537     9,117
Cash and cash equivalents, principally at estimated fair value...       265       158
Accrued investment income........................................        94        96
Premiums, reinsurance and other receivables......................     2,443     2,235
Deferred policy acquisition costs and value of business
  acquired.......................................................       169       192
Current income tax recoverable...................................        --        47
Deferred income tax assets.......................................        --        88
Other assets.....................................................       157       152
Separate account assets..........................................     1,435     1,415
                                                                    -------   -------
     Total assets................................................   $14,100   $13,500
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
  Future policy benefits.........................................   $ 5,091   $ 5,086
  Policyholder account balances..................................     4,428     4,291
  Other policy-related balances..................................       263       235
  Policyholder dividends payable.................................        99       103
  Payables for collateral under securities loaned and other
     transactions................................................       574       426
  Long-term debt.................................................       102       101
  Current income tax payable.....................................        14        --
  Deferred income tax liability..................................        55        --
  Other liabilities..............................................       601       556
  Separate account liabilities...................................     1,435     1,415
                                                                    -------   -------
     Total liabilities...........................................    12,662    12,213
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDER'S EQUITY
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,029     1,156
Retained earnings................................................        --        --
Accumulated other comprehensive income (loss)....................       406       128
                                                                    -------   -------
     Total stockholder's equity..................................     1,438     1,287
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $14,100   $13,500
                                                                    =======   =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010      2009     2008
                                                            ------   -------   ------
REVENUES
Premiums..................................................  $  249   $   265   $  284
Universal life and investment-type product policy fees....     146       177      160
Net investment income.....................................     502       511      474
Other revenues............................................       5         9        6
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (16)      (37)     (75)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      10        12       --
  Other net investment gains (losses).....................     (10)      (36)      (3)
                                                            ------   -------   ------
     Total net investment gains (losses)..................     (16)      (61)     (78)
  Net derivative gains (losses)...........................     (62)     (189)     215
                                                            ------   -------   ------
     Total revenues.......................................     824       712    1,061
                                                            ------   -------   ------
EXPENSES
Policyholder benefits and claims..........................     442       414      454
Interest credited to policyholder account balances........     136       140      140
Policyholder dividends....................................     154       169      168
Other expenses............................................      75       106       84
                                                            ------   -------   ------
     Total expenses.......................................     807       829      846
                                                            ------   -------   ------
Income (loss) from continuing operations before provision
  for income tax..........................................      17      (117)     215
Provision for income tax expense (benefit)................      (5)      (65)      95
                                                            ------   -------   ------
Income (loss) from continuing operations, net of income
  tax.....................................................      22       (52)     120
Income (loss) from discontinued operations, net of income
  tax.....................................................      --        --     (201)
                                                            ------   -------   ------
Net income (loss).........................................      22       (52)     (81)
Less: Net income attributable to noncontrolling
  interests...............................................      --        --       94
                                                            ------   -------   ------
Net income (loss) attributable to General American Life
  Insurance Company.......................................    $ 22     $ (52)  $ (175)
                                                            ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                     COMPREHENSIVE INCOME (LOSS)              TOTAL GENERAL
                                                        ----------------------------------------------------  AMERICAN LIFE
                                                              NET                      FOREIGN      DEFINED     INSURANCE
                                  ADDITIONAL              UNREALIZED     OTHER-THAN    CURRENCY     BENEFIT     COMPANY'S
                          COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION     PLANS    STOCKHOLDER'S
                           STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS  ADJUSTMENT      EQUITY
                          ------  ----------  --------  --------------  -----------  -----------  ----------  -------------
Balance at December 31,
  2007..................    $3       $ 1,849   $   969           $ 348         $ --        $ 112         $(3)       $ 3,278
Equity transaction of
  majority owned
  subsidiary............                 (11)                                                                           (11)
Dividend of interests in
  subsidiary............                (595)     (723)                                                              (1,318)
Dividends on common
  stock.................
Change in equity of
  noncontrolling
  interests.............
Comprehensive income
  (loss):
  Net income (loss).....                          (175)                                                                (175)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                          (647)                                                (647)
     Foreign currency
       translation
       adjustments, net
       of income tax....                                                                    (122)                      (122)
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                   4              4
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                               (765)
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                               (940)
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2008..................     3         1,243        71            (299)          --          (10)          1          1,009
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)...                             1                           (1)                                     --
Dividends on common
  stock.................                 (87)      (20)                                                                (107)
Comprehensive income
  (loss):
  Net income (loss).....                           (52)                                                                 (52)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                           448           (9)                                    439
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                  (2)            (2)
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                                437
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                                385
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2009..................     3         1,156        --             149          (10)         (10)         (1)         1,287
Dividends on common
  stock.................                (127)      (22)                                                                (149)
Comprehensive income
  (loss):
  Net income (loss).....                            22                                                                   22
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                                           279                                                  279
     Defined benefit
       plans adjustment,
       net of income
       tax..............                                                                                  (1)            (1)
                                                                                                                    -------
     Other comprehensive
       income (loss)....                                                                                                278
                                                                                                                    -------
  Comprehensive income
     (loss).............                                                                                                300
                            --       -------   -------           -----         ----        -----         ---        -------
Balance at December 31,
  2010..................    $3        $1,029     $  --           $ 428         $(10)       $ (10)        $(2)       $ 1,438
                            ==       =======   =======           =====         ====        =====         ===        =======

                          NONCONTROLLING
                             INTERESTS
                           DISCONTINUED    TOTAL
                            OPERATIONS     EQUITY
                          --------------  -------
Balance at December 31,
  2007..................         $ 1,534  $ 4,812
Equity transaction of
  majority owned
  subsidiary............                      (11)
Dividend of interests in
  subsidiary............                   (1,318)
Dividends on common
  stock.................              34       34
Change in equity of
  noncontrolling
  interests.............          (1,409)  (1,409)
Comprehensive income
  (loss):
  Net income (loss).....              94      (81)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...            (150)    (797)
     Foreign currency
       translation
       adjustments, net
       of income tax....            (107)    (229)
     Defined benefit
       plans adjustment,
       net of income
       tax..............               4        8
                                 -------  -------
     Other comprehensive
       income (loss)....            (253)  (1,018)
                                 -------  -------
  Comprehensive income
     (loss).............            (159)  (1,099)
                                 -------  -------
Balance at December 31,
  2008..................              --    1,009
Cumulative effect of
  change in accounting
  principle, net of
  income tax (Note 1)...                       --
Dividends on common
  stock.................                     (107)
Comprehensive income
  (loss):
  Net income (loss).....                      (52)
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                      439
     Defined benefit
       plans adjustment,
       net of income
       tax..............                       (2)
                                 -------  -------
     Other comprehensive
       income (loss)....              --      437
                                 -------  -------
  Comprehensive income
     (loss).............              --      385
                                 -------  -------
Balance at December 31,
  2009..................              --    1,287
Dividends on common
  stock.................                     (149)
Comprehensive income
  (loss):
  Net income (loss).....                       22
  Other comprehensive
     income (loss):
     Unrealized
       investment gains
       (losses), net of
       related offsets
       and income tax...                      279
     Defined benefit
       plans adjustment,
       net of income
       tax..............                       (1)
                                 -------  -------
     Other comprehensive
       income (loss)....              --      278
                                 -------  -------
  Comprehensive income
     (loss).............              --      300
                                 -------  -------
Balance at December 31,
  2010..................         $    --  $ 1,438
                                 =======  =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                             2010     2009      2008
                                                           -------   ------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $    22   $  (52)  $   (81)
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses..............        7        7         7
     Amortization of premiums and accretion of discounts
       associated with investments, net..................      (46)     (43)      (32)
     (Gains) losses on investments and derivatives and
       from sales of businesses, net.....................       77      250       502
     Interest credited to policyholder account balances..      136      140       248
     Interest earned on equity linked notes..............       (3)     (25)       44
     Universal life and investment-type product policy
       fees..............................................     (146)    (177)     (160)
     Change in premiums, reinsurance and other
       receivables.......................................     (208)     (58)     (116)
     Change in deferred policy acquisition costs, net....       19       25      (262)
     Change in income tax recoverable (payable)..........       54     (138)      124
     Change in other assets..............................       10       31       (96)
     Change in insurance-related liabilities and policy-
       related balances..................................       24     (109)      294
     Change in other liabilities.........................        4       72       163
     Other, net..........................................       (6)       5       (46)
                                                           -------   ------   -------
Net cash (used in) provided by operating activities......      (56)     (72)      589
                                                           -------   ------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
     Fixed maturity securities...........................    2,079    1,383     3,221
     Equity securities...................................        1       20        41
     Mortgage loans......................................       33        6        74
     Other limited partnership interests.................       10       13         4
Purchases of:
     Fixed maturity securities...........................   (1,779)    (934)   (3,167)
     Equity securities...................................      (10)     (18)      (59)
     Mortgage loans......................................     (233)    (158)       (5)
     Real estate and real estate joint ventures..........       (3)      (2)       (2)
     Other limited partnership interests.................      (58)     (25)      (66)
Cash received in connection with freestanding
  derivatives............................................       24       13       200
Cash paid in connection with freestanding derivatives....      (67)    (102)      (30)
Dividend of subsidiary...................................       --       --      (270)
Net change in short-term investments.....................       55      284      (255)
Net change in other invested assets......................        8       (3)     (586)
Other, net...............................................      (26)     (91)      (24)
                                                           -------   ------   -------
Net cash provided by (used in) investing activities......  $    34   $  386   $  (924)
                                                           -------   ------   -------




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010        2009       2008
                                                         ---------   ---------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
     Deposits..........................................  $     372   $     535   $  1,379
     Withdrawals.......................................       (242)       (356)      (714)
Net change in payables for collateral under securities
  loaned and other transactions........................        148        (380)      (632)
Net change in short-term debt -- affiliated............         --          --        (50)
Long-term debt repaid..................................         --          --         (3)
Dividends on common stock..............................       (149)       (107)        --
                                                         ---------   ---------   --------
Net cash provided by (used in) financing activities....        129        (308)       (20)
                                                         ---------   ---------   --------
Change in cash and cash equivalents....................        107           6       (355)
Cash and cash equivalents, beginning of year...........        158         152        507
                                                         ---------   ---------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................      $ 265       $ 158   $    152
                                                         =========   =========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................      $  --       $  --   $    404
                                                         =========   =========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................      $  --       $  --   $     --
                                                         =========   =========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................      $ 158       $ 152   $    103
                                                         =========   =========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................      $ 265       $ 158   $    152
                                                         =========   =========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
     Interest..........................................      $   8       $   9   $     84
                                                         =========   =========   ========
     Income tax........................................      $ (41)      $  73   $    (26)
                                                         =========   =========   ========
Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed.................................      $  --       $  --   $ 22,135
       Liabilities disposed............................         --          --    (20,689)
                                                         ---------   ---------   --------
       Net assets disposed.............................         --          --      1,446
       Cash disposed...................................         --          --        270
       Dividend of interests in subsidiary.............         --          --     (1,318)
                                                         ---------   ---------   --------
       Loss on dividend of interests in subsidiary.....      $  --       $  --   $    398
                                                         =========   =========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the disposition of a subsidiary.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($189) million and $215 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $13 million and $200 million to cash received in connection with freestanding derivatives and ($102) million and ($30) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     See Note 14 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 3 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans -- For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships and cash held in trust.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

          For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2010 and 2009.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The Company's net derivative gains (losses) on foreign operations are related to the operations of Reinsurance Group of America, Incorporated ("RGA"), a former majority-owned subsidiary, and are included in income (loss) from discontinued operations, net of income tax. See Note 14.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $77 million and $76 million at December 31, 2010 and 2009, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $67 million and $64 million at December 31, 2010 and 2009, respectively. Related depreciation and amortization expense was $3 million, $3 million and $2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $29 million and $28 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $25 million and $23 million at December 31, 2010 and 2009, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2010, 2009 and 2008.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment test of goodwill, the Company concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2009 and 2008. Goodwill was $35 million at both December 31, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Participating business represented approximately 38% and 48% of the Company's life insurance in-force at December 31, 2010 and 2009, respectively. Participating policies represented approximately 99% of gross life insurance premiums for each of the years ended December 31, 2010, 2009 and 2008.

     Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate assumption used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments and investment performance; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Funds Withheld

     Funds withheld represent amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments. As a result, the Company records a funds withheld payable within other liabilities. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in other expenses.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company participates in a tax sharing agreement with MetLife. The agreement provides that current income tax expense (benefit) is computed on a separate return basis and members of the tax group shall make payments (receive reimbursement) to (from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur. The Company's net derivative gains (losses) on foreign operations are related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 14.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting period ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     - Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. At January 1, 2008, adopting the guidance on assets and liabilities measured at estimated fair value did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The Company provided all of the material disclosures in Note 5.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

2.  DISPOSITION

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     In September 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they were classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The equity securities have been recorded at fair value at each subsequent reporting date. General American agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA. On February 15, 2011, the Company sold to RGA such remaining shares (see Note 16).

     The impact of the disposition of the Company's investment in RGA was reflected in the Company's consolidated financial statements as discontinued operations. See Note 14.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $2,196    $176      $ 39      $--     $2,333     35.6%
Foreign corporate securities..........       925     180        19       --      1,086     16.6
Foreign government securities.........       723     311        --       --      1,034     15.8
RMBS..................................       673      38        16       13        682     10.4
CMBS..................................       621      29        14       --        636      9.7
U.S. Treasury and agency securities...       500      19         8       --        511      7.8
ABS...................................       215       7        19        2        201      3.1
State and political subdivision
  securities..........................        60       3        --       --         63      1.0
                                          ------    ----      ----     ----     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $5,913    $763      $115     $ 15     $6,546    100.0%
                                          ======    ====      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock..........................    $  154    $ 19      $ --      $--     $  173     97.2%
Non-redeemable preferred stock (1)....         5      --        --       --          5      2.8
                                          ------    ----      ----     ----     ------    -----
  Total equity securities (3).........    $  159    $ 19      $ --      $--     $  178    100.0%
                                          ======    ====      ====     ====     ======    =====




                                                           DECEMBER 31, 2009
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $2,209    $117      $ 72      $--     $2,254     35.3%
Foreign corporate securities..........       865     128        31       --        962     15.0
Foreign government securities.........       609     211         2       --        818     12.8
RMBS..................................       783      29        57       11        744     11.6
CMBS..................................       821       9        63       --        767     12.0
U.S. Treasury and agency securities...       466       8        16       --        458      7.2
ABS...................................       359       6        28        4        333      5.2
State and political subdivision
  securities..........................        56       2        --       --         58      0.9
                                          ------    ----      ----     ----     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $6,168    $510      $269     $ 15     $6,394    100.0%
                                          ======    ====      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock..........................    $  144    $ --      $ --      $--     $  144     96.0%
Non-redeemable preferred stock (1)....         5       1        --       --          6      4.0
                                          ------    ----      ----     ----     ------    -----
  Total equity securities (3).........    $  149    $  1      $ --      $--     $  150    100.0%
                                          ======    ====      ====     ====     ======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                            DECEMBER 31,
                                                                                       ----------------------
                                   CLASSIFICATION                                         2010        2009
------------------------------------------------------------------------------------   ---------   ----------
CONSOLIDATED BALANCE                                                                   ESTIMATED    ESTIMATED
SHEETS                              SECTOR TABLE                PRIMARY ISSUERS        FAIRVALUE   FAIR VALUE
--------------------         --------------------------   --------------------------   ---------   ----------
                                                                                            (IN MILLIONS)
Equity securities            Non-redeemable preferred     Non-U.S. financial
                             stock                        institutions                     $ 2         $ 2
Equity securities            Non-redeemable preferred     U.S. financial
                             stock                        institutions                    $ --         $ 1
Fixed maturity securities    Foreign corporate            Non-U.S. financial
                             securities                   institutions                     $35         $38


   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $65 million and $55 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities. Privately-held equity securities were $14 million and $3 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $860 million and $740 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value............................................  $463   $348
  Net unrealized gain (loss)......................................  $ (9)  $(41)
Non-income producing fixed maturity securities:
  Estimated fair value............................................  $  3   $  3
  Net unrealized gain (loss)......................................  $  1   $  1


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities of the Canadian federal and provincial governments. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $511 million and $458 million at December 31, 2010 and 2009, respectively. The Company's holdings in Canadian federal and provincial government fixed maturity securities at estimated fair value were $956 million and $540 million at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities(1)...    $1,086     31.8%    $  962     29.9%
U.S. corporate fixed maturity securities -- by
  industry:
  Industrial.......................................       599     17.5        574     17.8
  Utility..........................................       575     16.8        528     16.4
  Consumer.........................................       495     14.5        433     13.5
  Finance..........................................       409     11.9        402     12.5
  Communications...................................       177      5.2        151      4.7
  Other............................................        78      2.3        166      5.2
                                                       ------    -----     ------    -----
     Total.........................................    $3,419    100.0%    $3,216    100.0%
                                                       ======    =====     ======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                    DECEMBER 31,
                                                   ----------------------------------------------
                                                            2010                    2009
                                                   ----------------------  ----------------------
                                                   ESTIMATED      % OF     ESTIMATED      % OF
                                                      FAIR       TOTAL        FAIR       TOTAL
                                                     VALUE    INVESTMENTS    VALUE    INVESTMENTS
                                                   ---------  -----------  ---------  -----------
                                                                   (IN MILLIONS)
Concentrations within corporate fixed maturity
  securities:
  Largest exposure to a single issuer............     $ 65        0.7%        $ 68        0.7%
  Holdings in ten issuers with the largest
     exposures...................................     $442        4.6%        $452        5.0%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $610      89.4%     $666      89.5%
  Pass-through securities..........................       72      10.6        78      10.5
                                                        ----     -----      ----     -----
     Total RMBS....................................     $682     100.0%     $744     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $463      67.9%     $503      67.6%
  Alternative residential mortgage loans...........      118      17.3       129      17.3
  Prime............................................      101      14.8       112      15.1
                                                        ----     -----      ----     -----
     Total RMBS....................................     $682     100.0%     $744     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $488      71.6%     $528      71.0%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $537      78.7%     $636      85.5%
                                                        ====     =====      ====     =====



     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 25      21.2%     $ 32      24.8%
2006...............................................       51      43.2        54      41.9
2007...............................................       42      35.6        43      33.3
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $118     100.0%     $129     100.0%
                                                        ====     =====      ====     =====




                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2010             2009
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized gain (loss)...........................   $(16)            $(38)
Rated Aa/AA or better................................              --%            40.1%
Rated NAIC 1.........................................             8.1%            40.1%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral...............            95.6%            96.3%
  Hybrid adjustable rate mortgage loans collateral...             4.4              3.7
                                                                -----            -----
     Total Alt-A RMBS................................           100.0%           100.0%
                                                                =====            =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $636 million and $767 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $15 million and $13 million at estimated fair value at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $303      47.6%     $340      44.3%
2004...............................................      213      33.5       249      32.5
2005...............................................       67      10.5       135      17.6
2006...............................................       53       8.4        43       5.6
2007 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $636     100.0%     $767     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $15             $(54)
Rated Aaa/AAA.........................................             84%              80%
Rated NAIC 1..........................................             90%              94%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $201 million and $333 million at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................     $123      61.2%     $206      61.9%
  RMBS backed by sub-prime mortgage loans..........       29      14.4        25       7.5
  Student loans....................................       13       6.5        21       6.3
  Automobile loans.................................        6       3.0        10       3.0
  Other loans......................................       30      14.9        71      21.3
                                                        ----     -----      ----     -----
     Total.........................................     $201     100.0%     $333     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA..............................     $126      62.7%     $197      59.2%
                                                        ====     =====      ====     =====
Portion rated NAIC 1...............................     $171      85.1%     $272      81.7%
                                                        ====     =====      ====     =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments, except for the RGA shares retained. The Company's holdings in RGA at estimated fair value were $161 million and $143 million at December 31, 2010 and 2009, respectively. The Company's holdings in RGA were 11% of the Company's stockholder's equity at both December 31, 2010 and 2009, or 1.7% and 1.5% of total investments at December 31, 2010 and 2009, respectively. See Note 16 for information regarding the sale of the RGA shares in February 2011.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $  115      $  126      $  121      $  124
Due after one year through five years..........       751         832         640         709
Due after five years through ten years.........     1,184       1,351       1,009       1,102
Due after ten years............................     2,354       2,718       2,435       2,615
                                                   ------      ------      ------      ------
  Subtotal.....................................     4,404       5,027       4,205       4,550
RMBS, CMBS and ABS.............................     1,509       1,519       1,963       1,844
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $5,913      $6,546      $6,168      $6,394
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009      2008
                                                            -----     ----     -----
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $ 648     $241     $(442)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)...........    (15)     (15)       --
                                                            -----     ----     -----
  Total fixed maturity securities.........................    633      226      (442)
Equity securities.........................................     19        1       (31)
Derivatives...............................................     (1)      (2)       (3)
Short-term investments....................................     --      (10)      (45)
                                                            -----     ----     -----
  Subtotal................................................    651      215      (521)
                                                            -----     ----     -----
Amounts allocated from:
Insurance liability loss recognition......................     (3)      --        --
DAC and VOBA..............................................     (7)      (3)       60
                                                            -----     ----     -----
  Subtotal................................................    (10)      (3)       60
Deferred income tax benefit (expense) related to noncredit
  OTTI losses recognized in accumulated other
  comprehensive income (loss).............................      5        5        --
Deferred income tax benefit (expense).....................   (228)     (78)      162
                                                            -----     ----     -----
Net unrealized investment gains (losses)..................  $ 418     $139     $(299)
                                                            =====     ====     =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($15) million at December 31, 2010, includes ($15) million recognized prior to January 1, 2010, ($10) million of noncredit OTTI losses recognized in the year ended December 31, 2010, $2 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss) and $8 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($15) million at December 31, 2009, includes ($1) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($12) million noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1) and ($2) million of subsequent decreases in estimated fair value during the year ended December 31, 2009 on such

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                         -------------------------------
                                                           2010        2009        2008
                                                         -------     -------     -------
                                                                  (IN MILLIONS)
Balance, beginning of period...........................    $ 139       $(299)    $   348
Cumulative effect of change in accounting principles,
  net of income tax....................................       --          (1)         --
Fixed maturity securities on which noncredit OTTI
  losses have been recognized..........................       --         (14)         --
Unrealized investment gains (losses) during the year...      436         751      (1,471)
Unrealized investment losses of subsidiary at the date
  of dividend of interests.............................       --          --         106
Unrealized investment gains (losses) relating to:
Insurance liability loss recognition...................       (3)         --          --
DAC and VOBA...........................................       (4)        (63)        175
DAC and VOBA of subsidiary at date of dividend of
  interests............................................       --          --         (18)
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)..........................       --           5          --
Deferred income tax benefit (expense)..................     (150)       (240)        457
Deferred income tax benefit (expense) of subsidiary at
  date of dividend of interests........................       --          --         (46)
                                                           -----       -----     -------
Net unrealized investment gains (losses)...............      418         139        (449)
Net unrealized investment gains (losses) attributable
  to noncontrolling interests of subsidiary at date of
  dividend of interests................................       --          --         150
                                                           -----       -----     -------
Balance, end of period.................................    $ 418       $ 139     $  (299)
                                                           =====       =====     =======
Change in net unrealized investment gains (losses).....    $ 279       $ 438     $  (797)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests..........       --          --         150
                                                           -----       -----     -------
Change in net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company..............................................    $ 279       $ 438     $  (647)
                                                           =====       =====     =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                 DECEMBER 31, 2010
                                     ------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                        FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $235         $ 8         $188        $ 31        $  423       $ 39
Foreign corporate securities.......       36           2           69          17           105         19
Foreign government securities......        5          --            3          --             8         --
RMBS...............................       42          --          171          29           213         29
CMBS...............................        6          --          103          14           109         14
U.S. Treasury and agency
  securities.......................      147           8           --          --           147          8
ABS................................        4          --           99          21           103         21
State and political subdivision
  securities.......................       10          --            1          --            11         --
                                        ----         ---         ----        ----        ------       ----
  Total fixed maturity securities..     $485         $18         $634        $112        $1,119       $130
                                        ====         ===         ====        ====        ======       ====
Total number of fixed maturity
  securities in an unrealized loss
  position.........................       78                      131
                                        ====                     ====




                                                                 DECEMBER 31, 2009
                                     ------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                        FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $308         $16        $  400       $ 56        $  708       $ 72
Foreign corporate securities.......       85           1           128         30           213         31
Foreign government securities......       59           1            19          1            78          2
RMBS...............................       31           4           215         64           246         68
CMBS...............................       92           1           277         62           369         63
U.S. Treasury and agency
  securities.......................      305          16            --         --           305         16
ABS................................        3          --           215         32           218         32
State and political subdivision
  securities.......................        9          --             1         --            10         --
                                        ----         ---        ------       ----        ------       ----
  Total fixed maturity securities..     $892         $39        $1,255       $245        $2,147       $284
                                        ====         ===        ======       ====        ======       ====
Total number of fixed maturity
  securities in an unrealized loss
  position.........................      164                       267
                                        ====                    ======



     There was one equity security with a gross unrealized loss of less than $1 million at both December 31, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2010
                                           ------------------------------------------------------------
                                                AMORTIZED        GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                            (IN MILLIONS, EXCEPT NUMBER OF
                                                                     SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  487     $ 47       $17        $11        76         4
Six months or greater but less than nine
  months.................................        15       21         1          5         2         4
Nine months or greater but less than
  twelve months..........................        --        3        --          1        --         2
Twelve months or greater.................       516      160        44         51        92        31
                                             ------     ----       ---        ---
  Total..................................    $1,018     $231       $62        $68
                                             ======     ====       ===        ===
Percentage of amortized cost.............                            6%        29%
                                                                   ===        ===




                                                                 DECEMBER 31, 2009
                                           ------------------------------------------------------------
                                                AMORTIZED        GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  801     $ 46       $ 25      $ 14       151        12
Six months or greater but less than nine
  months.................................        25       --          4        --         2         1
Nine months or greater but less than
  twelve months..........................        79       70          4        21         6         6
Twelve months or greater.................     1,010      400         79       137       180        74
                                             ------     ----       ----      ----
  Total..................................    $1,915     $516       $112      $172
                                             ======     ====       ====      ====
Percentage of amortized cost.............                             6%       33%
                                                                   ====      ====



     There was one equity security with a gross unrealized loss of less than $1 million at both December 31, 2010 and 2009.

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

$130 million and $284 million at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                     DECEMBER 31,
                                                                     ------------
                                                                     2010    2009
                                                                     ----    ----
SECTOR:
  U.S. corporate securities........................................    30%     25%
  RMBS.............................................................    23      24
  ABS..............................................................    16      11
  Foreign corporate securities.....................................    14      11
  CMBS.............................................................    11      22
  U.S. Treasury and agency securities..............................     6       6
  Other............................................................    --       1
                                                                      ---     ---
       Total.......................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    34%     46%
  Finance..........................................................    24      21
  Asset-backed.....................................................    16      11
  U.S. Treasury and agency securities..............................     6       6
  Utility..........................................................     5       4
  Consumer.........................................................     1       1
  Industrial.......................................................    --       1
  Communications...................................................    --       1
  Other............................................................    14       9
                                                                      ---     ---
       Total.......................................................   100%    100%
                                                                      ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company held no fixed maturity securities or equity securities with a gross unrealized loss greater than $10 million at both December 31, 2010 and 2009. The fixed maturity securities and equity securities with gross unrealized losses decreased $154 million during the year ended December 31, 2010. Such securities were included in the Company's OTTI review process. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. Based upon the Company's current evaluation of these securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized................................  $(16)    $(37)    $(75)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)...........    10       12       --
                                                              ----     ----     ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (6)     (25)     (75)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................     2       (8)     (12)
                                                              ----     ----     ----
       Total gains (losses) on fixed maturity securities....    (4)     (33)     (87)
                                                              ----     ----     ----
Other net investment gains (losses):
     Equity securities......................................     1      (15)      (2)
     Mortgage loans.........................................    (6)      (2)      --
     Other gains (losses)...................................    (7)     (11)      11
                                                              ----     ----     ----
       Total net investment gains (losses)..................  $(16)    $(61)    $(78)
                                                              ====     ====     ====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were $1 million, $7 million and ($1) million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                               YEARS ENDED DECEMBER                                YEARS ENDED DECEMBER
                                        31,            YEARS ENDED DECEMBER 31,             31,
                              ----------------------   ------------------------   ----------------------
                               2010    2009    2008    2010      2009      2008    2010    2009    2008
                              ------   ----   ------   ----      ----      ----   ------   ----   ------
                                  FIXED MATURITY           EQUITY SECURITIES               TOTAL
                                    SECURITIES         ------------------------   ----------------------
                              ----------------------
                                                             (IN MILLIONS)
Proceeds....................  $1,308   $840   $1,594    $ 5      $ 19       $--   $1,313   $859   $1,594
                              ======   ====   ======    ===      ====       ===   ======   ====   ======
Gross investment gains......  $   23   $ 28   $   16    $ 1      $  1       $--   $   24   $ 29   $   16
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Gross investment losses.....     (21)   (36)     (28)    --        (1)       --      (21)   (37)     (28)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Total OTTI losses recognized
  in earnings:
  Credit-related............      (6)   (21)     (69)    --        --        --       (6)   (21)     (69)
  Other (1).................      --     (4)      (6)    --       (15)       (2)      --    (19)      (8)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
     Total OTTI losses
       recognized in
       earnings.............      (6)   (25)     (75)    --       (15)       (2)      (6)   (40)     (77)
                              ------   ----   ------    ---      ----       ---   ------   ----   ------
Net investment gains
  (losses)..................  $   (4)  $(33)  $  (87)   $ 1      $(15)      $(2)  $   (3)  $(48)  $  (89)
                              ======   ====   ======    ===      ====       ===   ======   ====   ======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Finance...................................................   $ 2       $15       $63
  Communications............................................    --         2         5
  Industrial................................................    --         1        --
  Other industries..........................................    --        --         5
                                                               ---       ---       ---
     Total U.S. and foreign corporate securities............     2        18        73
RMBS........................................................     3         2        --
CMBS........................................................     1         1        --
ABS.........................................................    --         4         2
                                                               ---       ---       ---
  Total.....................................................   $ 6       $25       $75
                                                               ===       ===       ===



     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Common stock.............................................  $ --       $14      $ --
  Non-redeemable preferred stock...........................    --         1         2
                                                             ----       ---      ----
     Total.................................................   $--       $15       $ 2
                                                             ====       ===      ====
Industry:
Financial services industry:
  Perpetual hybrid securities..............................   $--       $ 1       $--
  Common and remaining non-redeemable preferred stock......    --        --         2
                                                             ----       ---      ----
     Total financial services industry.....................    --         1         2
Other industries...........................................    --        14        --
                                                             ----       ---      ----
  Total....................................................   $--       $15       $ 2
                                                             ====       ===      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2010 and 2009, respectively, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                              ---------------------
                                                              2010             2009
                                                              ----             ----
                                                                  (IN MILLIONS)
Balance, at January 1,......................................   $ 4             $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................    --                2
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................    --                2
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     1               --
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (2)              --
  Due to securities impaired to net present value of
     expected future cash flows.............................    (1)              --
                                                               ---             ----
Balance, at December 31,....................................   $ 2              $ 4
                                                               ===             ====



  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2010     2009     2008
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities..................................  $353     $395     $385
Equity securities..........................................     2        2        1
Mortgage loans.............................................    31       14       14
Policy loans...............................................   109      110      106
Real estate and real estate joint ventures.................     8        7       11
Other limited partnership interests........................    17        5       (4)
Cash, cash equivalents and short-term investments..........    (1)       3       10
Other......................................................    (1)      (5)      --
                                                             ----     ----     ----
  Subtotal.................................................   518      531      523
Less: Investment expenses..................................    16       20       49
                                                             ----     ----     ----
  Net investment income....................................  $502     $511     $474
                                                             ====     ====     ====



     Affiliated investment expenses, included in the table above, were $9 million, $7 million and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ----------------
                                                                  2010        2009
                                                                  ----        ----
                                                                    (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $488        $387
  Estimated fair value..........................................  $521        $386
Aging of cash collateral liability:
  Open (1)......................................................  $ 32        $ 32
  Less than thirty days.........................................   414         281
  Thirty days or greater but less than sixty days...............    25          87
  Sixty days or greater but less than ninety days...............    18          --
  Ninety days or greater........................................    52          --
                                                                  ----        ----
     Total cash collateral liability............................  $541        $400
                                                                  ====        ====
Reinvestment portfolio -- estimated fair value..................  $515        $365
                                                                  ====        ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $32 million, of which $16 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                              DECEMBER 31,
                                                          --------------------
                                                           2010          2009
                                                          ------        ------
                                                              (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)...............................  $1,346        $1,159
Invested assets pledged as collateral:
  Derivative transactions (2)...........................      --             1
                                                          ------        ------
     Total invested assets on deposit and pledged as
       collateral.......................................  $1,346        $1,160
                                                          ======        ======



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program.

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                 CARRYING                CARRYING
                                                   VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                                 --------   ----------   --------   ----------
                                                                (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans....................    $533         94.8%      $331         89.7%
  Agricultural mortgage loans..................      35          6.2         41         11.1
                                                   ----        -----       ----        -----
     Subtotal..................................     568        101.0        372        100.8
Valuation allowances...........................      (6)        (1.0)        (3)        (0.8)
                                                   ----        -----       ----        -----
     Total mortgage loans, net.................    $562        100.0%      $369        100.0%
                                                   ====        =====       ====        =====



     See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

     Concentration of Credit Risk -- Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in New York, California and New Jersey were 30%, 21%, and 11%, respectively, of total mortgage loans at December 31, 2010. The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables present the recorded investment in mortgage loans by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                              DECEMBER 31,
                                                ---------------------------------------
                                                2010   2009   2010   2009   2010   2009
                                                ----   ----   ----   ----   ----   ----
                                                 COMMERCIAL     AGRICUL-       TOTAL
                                                -----------      TURAL      -----------
                                                              -----------
                                                             (IN MILLIONS)
Mortgage loans:
  Evaluated individually for credit losses....  $ --   $ --   $ --   $ --   $ --   $ --
  Evaluated collectively for credit losses....   533    331     35     41    568    372
                                                ----   ----   ----   ----   ----   ----
     Total mortgage loans.....................   533    331     35     41    568    372
                                                ----   ----   ----   ----   ----   ----
Valuation allowances:
  Specific credit losses......................    --     --     --     --     --     --
  Non-specifically identified credit losses...     6      3     --     --      6      3
                                                ----   ----   ----   ----   ----   ----
     Total valuation allowances...............     6      3     --     --      6      3
                                                ----   ----   ----   ----   ----   ----
Mortgage loans, net of valuation allowance....  $527   $328    $35    $41   $562   $369
                                                ====   ====   ====   ====   ====   ====



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                              MORTGAGE LOAN VALUATION
                                                                     ALLOWANCES
                                                         ---------------------------------
                                                         COMMERCIAL   AGRICULTURAL   TOTAL
                                                         ----------   ------------   -----
                                                                   (IN MILLIONS)
Balance at January 1, 2008.............................      $ 2          $ --        $ 2
  Charge-offs, net of recoveries.......................       (2)           --         (2)
                                                             ---          ----        ---
Balance at December 31, 2008...........................       --            --         --
  Provision (release)..................................        3            --          3
                                                             ---          ----        ---
Balance at December 31, 2009...........................        3            --          3
  Provision (release)..................................        3            --          3
                                                             ---          ----        ---
Balance at December 31, 2010...........................      $ 6           $--        $ 6
                                                             ===          ====        ===



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                             --------------------------------------------------------------------------------
                                               RECORDED INVESTMENT
                             ------------------------------------------------------
                                DEBT SERVICE COVERAGE RATIOS
                             ---------------------------------                         ESTIMATED
                             > 1.20X   1.00X - 1.20X   < 1.00X   TOTAL   % OF TOTAL   FAIR VALUE   % OF TOTAL
                             -------   -------------   -------   -----   ----------   ----------   ----------
                                           (IN MILLIONS)                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%..............    $394         $ --         $ 1      $395       74.1%       $432          75.2%
65% to 75%.................      66            9          --        75       14.1          81          14.1
76% to 80%.................       9           --          --         9        1.7           9           1.6
Greater than 80%...........       1           36          17        54       10.1          52           9.1
                               ----         ----         ---      ----      -----        ----         -----
  Total....................    $470          $45         $18      $533      100.0%       $574         100.0%
                               ====         ====         ===      ====      =====        ====         =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................          $29               82.9%
65% to 75%..............................................            6               17.1
                                                                  ---              -----
  Total.................................................          $35              100.0%
                                                                  ===              =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due and agricultural mortgage loans -- 90 days past due. The Company had no mortgage loans past due according to these aging categories at December 31, 2010 and the recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories was $8 million at December 31, 2009. The $8 million of mortgage loans past due as of December 31, 2009 were still accruing interest.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The Company had no mortgage loans that were in nonaccrual status at December 31, 2010 and 2009.

     Impaired Mortgage Loans. Impaired mortgage loans were $0 and $6 million at December 31, 2010 and 2009, respectively.

     The average investment in impaired commercial and agricultural mortgage loans was $0 and $2 million, respectively, for the year ended December 31, 2010 and for all mortgage loans was $1 million and $2 million for the years ended December 31, 2009 and 2008, respectively. There was no interest income earned on impaired mortgage loans in each of the years ended December 31, 2010, 2009 and 2008.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Traditional.........................................     $52      96.3%     $52      96.3%
Real estate joint ventures and funds................       2       3.7        2       3.7
                                                         ---     -----      ---     -----
  Total real estate and real estate joint ventures..     $54     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised of wholly-owned real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $21 million and $19 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $2 million, $2 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     At December 31, 2010, all of the Company's traditional real estate investments were located in California.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Office..............................................     $37      68.5%     $37      68.5%
Industrial..........................................      15      27.8       15      27.8
Real estate investment funds........................       2       3.7        2       3.7
                                                         ---     -----      ---     -----
  Total real estate and real estate joint ventures..     $54     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $156 million and $96 million at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $46 million and $29 million at December 31, 2010 and 2009, respectively, of investments in hedge funds.

     There were no impairments of other limited partnership interests for each of the years ended December 31, 2010, 2009 and 2008.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $164 million as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $162 million as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $63.0 billion and $44.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $8.7 billion and $6.5 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $7.3 billion, $7.0 billion and ($5.1) billion for the years ended December 31, 2010, 2009 and 2008,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Freestanding derivatives with positive fair values..     $53      89.8%     $44      81.5%
Tax credit partnerships.............................       6      10.2        7      13.0
Cash held in trust..................................      --        --        3       5.5
                                                         ---     -----      ---     -----
  Total.............................................     $59     100.0%     $54     100.0%
                                                         ===     =====      ===     =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $216 million and $119 million at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $149 million and $103 million at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2010                     2009
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2).....................................   $  682       $  682       $ --         $ --
  CMBS (2).....................................      636          636         --           --
  ABS (2)......................................      201          201         --           --
  U.S. corporate securities....................       26           26         18           18
  Foreign corporate securities.................       20           20         12           12
Other limited partnership interests............      127          246         47           51
Other invested assets..........................        4           15          3            3
                                                  ------       ------       ----         ----
     Total.....................................   $1,696       $1,826        $80          $84
                                                  ======       ======       ====         ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties of $1 million at December 31, 2010. There were no amounts guaranteed by third parties at December 31, 2009.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $166 million and $219 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments and at 12% and 17% of the Company's stockholder's equity at December 31, 2010 and 2009, respectively, represent a concentration of credit risk. Net investment income (loss) from these invested assets was ($1) million, $3 million and $9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $ --       $13      $ --
Amortized cost of invested assets transferred to
  affiliates...............................................   $--       $16       $--
Net investment gains (losses) recognized on invested assets
  transferred to affiliates................................   $--       $(3)      $--
Estimated fair value of assets transferred from
  affiliates...............................................   $--       $25       $--


     During the year ended December 31, 2009, the Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $79 million and $80 million at December 31, 2010 and 2009, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan to an affiliate is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2010                              2009
                                                      -------------------------------   -------------------------------
                                                                       ESTIMATED                         ESTIMATED
                                                                    FAIR VALUE (1)                    FAIR VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL   --------------------   NOTIONAL   --------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------   ------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                                (IN MILLIONS)
Interest rate        Interest rate swaps...........    $  219      $51        $ 4        $  187      $42        $ --
                     Interest rate futures.........        --       --         --            89       --          --
Foreign currency     Foreign currency swaps........        36       --          5            37        1           3
                     Foreign currency forwards.....       831       --          8           707       --           3
Credit               Credit default swaps..........       283        2          3           174        1           4
                                                       ------      ---        ---        ------      ---        ----
                       Total.......................    $1,369      $53        $20        $1,194      $44         $10
                                                       ======      ===        ===        ======      ===        ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                            REMAINING LIFE
                                 --------------------------------------------------------------------
                                               AFTER ONE YEAR   AFTER FIVE YEARS
                                 ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                     LESS           YEARS             YEARS          YEARS      TOTAL
                                 -----------   --------------   ----------------   ---------   ------
                                                             (IN MILLIONS)
Interest rate swaps............   $      --    $           22     $          65    $     132   $  219
Foreign currency swaps.........           5                16                15           --       36
Foreign currency forwards......         831                --                --           --      831
Credit default swaps...........           8               259                16           --      283
                                 -----------   --------------   ----------------   ---------   ------
  Total........................        $844              $297               $96         $132   $1,369
                                 ===========   ==============   ================   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow, net investment in foreign operations, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                        FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Cash Flow Hedges:
Foreign currency swaps................     $4       $ --        $ --         $4       $ --        $ --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2010                              2009
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                        FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $  219      $51        $ 4        $  187      $42        $ --
Interest rate futures.................       --       --         --            89       --          --
Foreign currency swaps................       32       --          5            33        1           3
Foreign currency forwards.............      831       --          8           707       --           3
Credit default swaps..................      283        2          3           174        1           4
                                         ------      ---        ---        ------      ---        ----
  Total non-designated or non-
     qualifying derivatives...........   $1,365      $53        $20        $1,190      $44         $10
                                         ======      ===        ===        ======      ===        ====



  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                            2010       2009      2008
                                                            ----      -----      ----
                                                                  (IN MILLIONS)
Derivatives and hedging gains (losses) (1)................  $(31)     $(154)     $215
Embedded derivatives......................................   (31)       (35)       --
                                                            ----      -----      ----
  Total net derivative gains (losses).....................  $(62)     $(189)     $215
                                                            ====      =====      ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2010, 2009 and 2008.

     The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $11 million, $11 million, and $8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during both years ended December 31, 2010 and 2009. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2008. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2008.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. For the years ended December 31, 2010, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2010, 2009 and 2008.

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,................................................   $(1)      $(1)     $ (2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    --        --         1
                                                               ---       ---      ----
Accumulated other comprehensive income (loss), balance at
  December 31,..............................................   $(1)      $(1)     $ (1)
                                                               ===       ===      ====



     At December 31, 2010, insignificant amounts of deferred net losses on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

     For the years ended December 31, 2010 and 2009, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the year ended December 31, 2008, $1 million of gains (losses) were deferred in accumulated other comprehensive income (loss), related to foreign currency swaps on derivatives in cash flow hedging relationships.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign currency swaps to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these swaps based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2010, 2009 and 2008.

     The Company did not record any gains (losses) on foreign currency contracts for both the years ended December 31, 2010 and 2009. The Company's consolidated statements of stockholder's equity for the year ended December 31, 2008 include gains (losses) of $5 million related to foreign currency contracts used to hedge its net investments in foreign operations. There was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) at December 31, 2010 and 2009 related to these hedges. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income (loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations. During the years ended December 31, 2010, 2009, and 2008, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into earnings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                           NET
                                                                       DERIVATIVE
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps................................................       $   5
Interest rate futures..............................................          (2)
Foreign currency swaps.............................................          (2)
Foreign currency forwards..........................................         (45)
Credit default swaps...............................................           2
                                                                         ------
  Total............................................................       $ (42)
                                                                         ======
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps................................................       $ (39)
Interest rate futures..............................................         (10)
Foreign currency swaps.............................................          (7)
Foreign currency forwards..........................................        (103)
Credit default swaps...............................................          (6)
                                                                         ------
  Total............................................................      $ (165)
                                                                         ======
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 207
                                                                         ======



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $179 million and $73 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2010 and 2009, the Company would have received $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                  DECEMBER 31,
                               ----------------------------------------------------------------------------------
                                                 2010                                      2009
                               ----------------------------------------  ----------------------------------------
                                               MAXIMUM                                   MAXIMUM
                                ESTIMATED     AMOUNT OF                   ESTIMATED     AMOUNT OF
                               FAIR VALUE      FUTURE        WEIGHTED    FAIR VALUE      FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF    OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED CREDIT OBLIGATIONS    DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
(1)                               SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
-----------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                  (IN MILLIONS)
Aaa/Aa/A
  Single name credit default
     swaps (corporate).......     $ --          $  7            3.0         $ --           $ 7            4.0
  Credit default swaps
     referencing indices.....       --            17            2.0            1            66            3.0
                                  ----          ----                        ----           ---

       Subtotal..............       --            24            2.3            1            73            3.1
                                  ----          ----                        ----           ---

Baa
       Credit default swaps
       referencing indices...        1           155            5.0           --            --             --
                                  ----          ----                        ----           ---

       Total.................      $ 1          $179            4.7          $ 1           $73            3.1
                                  ====          ====                        ====           ===


--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $33 million and $26 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                  ESTIMATED FAIR VALUE OF    FAIR VALUE OF INCREMENTAL COLLATERAL
                                                    COLLATERAL PROVIDED:                PROVIDED UPON:
                                                  -----------------------   --------------------------------------
                                                                                             DOWNGRADE IN THE
                                                                            ONE NOTCH     COMPANY'S CREDIT RATING
                                                                            DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                  ESTIMATED                                   IN THE          FULL OVERNIGHT
                              FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                             DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                             LIABILITY POSITION        SECURITIES (2)         RATING    OF THE DERIVATIVE POSITION
                             ------------------   -----------------------   ---------   --------------------------
                                                                 (IN MILLIONS)
December 31, 2010..........          $14                    $ --               $ --                 $14
December 31, 2009..........          $ 6                     $--                $--                 $ 6


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $18 million. At December 31, 2010, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2010 would be $18 million. This amount does not consider gross derivative assets of $4 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $1 million which is included in premiums, reinsurance and other receivables.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts are funds withheld on ceded reinsurance.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Net embedded derivatives within liability host contracts:
  Funds withheld on ceded reinsurance..............................   $66    $35


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Net derivative gains (losses)..............................  $(31)     $(35)     $ --


5.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                             DECEMBER 31, 2010
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT       TOTAL
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE     ESTIMATED
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS           FAIR
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)        VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,172     $       161   $       2,333
  Foreign corporate securities...                 --               1,016              70           1,086
  Foreign government securities..                 --                 914             120           1,034
  RMBS...........................                 --                 677               5             682
  CMBS...........................                 --                 597              39             636
  U.S. Treasury and agency
     securities..................                206                 305              --             511
  ABS............................                 --                 145              56             201
  State and political subdivision
     securities..................                 --                  63              --              63
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                206               5,889             451           6,546
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                162                  --              11             173
  Non-redeemable preferred
     stock.......................                 --                  --               5               5
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                162                  --              16             178
                                   ------------------   -----------------   ------------   -------------
Short-term investments (1).......                 --                 167               6             173
Derivative assets: (2)
Interest rate contracts..........                 --                  51              --              51
Credit contracts.................                 --                   2              --               2
                                   ------------------   -----------------   ------------   -------------
  Total derivative assets........                 --                  53              --              53
                                   ------------------   -----------------   ------------   -------------
Separate account assets (3)......                207               1,205              23           1,435
                                   ------------------   -----------------   ------------   -------------
  Total assets...................               $575              $7,314            $496          $8,385
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts........               $ --              $    4            $ --          $    4
  Foreign currency contracts.....                 --                  13              --              13
  Credit contracts...............                 --                   3              --               3
                                   ------------------   -----------------   ------------   -------------
     Total derivative
       liabilities...............                 --                  20              --              20
                                   ------------------   -----------------   ------------   -------------
Net embedded derivatives within
  liability host contracts (4)...                 --                  --              66              66
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   20            $ 66          $   86
                                   ==================   =================   ============   =============


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2009
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT       TOTAL
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE     ESTIMATED
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS           FAIR
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)        VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,060     $       194   $       2,254
  Foreign corporate securities...                 --                 900              62             962
  Foreign government securities..                 --                 760              58             818
  RMBS...........................                 --                 744              --             744
  CMBS...........................                 --                 752              15             767
  U.S. Treasury and agency
     securities..................                177                 281              --             458
  ABS............................                 --                 258              75             333
  State and political subdivision
     securities..................                 --                  55               3              58
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                177               5,810             407           6,394
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                143                  --               1             144
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                143                   1               6             150
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 219              --             219
Derivative assets (2)............                 --                  43               1              44
Separate account assets (3)......                125               1,210              80           1,415
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $445              $7,283            $494          $8,222
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities (2).......               $ --              $   10            $ --          $   10
Net embedded derivatives within
  liability host contracts (4)...                 --                  --              35              35
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   10            $ 35          $   45
                                   ==================   =================   ============   =============



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (4) Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

     Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. See
"-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities and Equity Securities

     These securities are comprised of U.S. Treasury and agency fixed maturity securities and exchange traded common stock. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities and equity securities referred to above. Also included are cash and cash equivalents, short term investments and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

     Interest rate contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

     Foreign currency contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

     Credit contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Also included are certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option based derivatives utilize present value techniques, whereas valuations of option based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Credit contracts. Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Separate account assets within this level also include mortgage loans. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $61 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain U.S. corporate securities and CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $23 million resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain foreign government, foreign and U.S. corporate securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         ---------------------------------------------------------------------------------------------------
                                       TOTAL REALIZED/UNREALIZED
                                      GAINS (LOSSES) INCLUDED IN:
                                    ------------------------------    PURCHASES,
                                                         OTHER          SALES,
                          BALANCE,                   COMPREHENSIVE  ISSUANCES AND  TRANSFER INTO  TRANSFER OUT    BALANCE,
                         JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3)  LEVEL 3 (4)  OF LEVEL 3 (4) DECEMBER 31,
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
                                                                    (IN MILLIONS)

YEAR ENDED DECEMBER 31,
  2010:
ASSETS:
Fixed maturity
  securities:
  U.S. corporate
     securities.........    $194           $ 1            $ 6            $(74)          $37           $ (3)         $161
  Foreign corporate
     securities.........      62             1              7               4             3             (7)           70
  Foreign government
     securities.........      58             6              9              57            --            (10)          120
  RMBS..................      --            --             --              (1)            6             --             5
  CMBS..................      15            --             11              (2)           15             --            39
  ABS...................      75            (2)            11             (28)           --             --            56
  State and political
     subdivision
     securities.........       3            --             --              --            --             (3)           --
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total fixed
       maturity
       securities.......    $407           $ 6            $44            $(44)          $61           $(23)         $451
                         ========== ================ ============= =============== ============= ============== ============
Equity securities:
  Common stock..........    $  1           $--            $--            $ 10           $--           $ --          $ 11
  Non-redeemable
     preferred stock....       5            --             --              --            --             --             5
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total equity
       securities.......    $  6           $--            $--            $ 10           $--           $ --          $ 16
                         ========== ================ ============= =============== ============= ============== ============
Short-term investments..    $ --           $--            $--            $  6           $--           $ --          $  6
Net derivatives: (5)
  Credit contracts......    $  1           $--            $--            $ (1)          $--           $ --          $ --
                         ---------- ---------------- ------------- --------------- ------------- -------------- ------------
     Total net
       derivatives......    $  1           $--            $--            $ (1)          $--           $ --          $ --
                         ========== ================ ============= =============== ============= ============== ============
Separate account assets
  (6)...................    $ 80           $ 8            $--            $(65)          $--           $ --          $ 23



                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------
                                        TOTAL REALIZED/UNREALIZED
                                       (GAINS) LOSSES INCLUDED IN:
                                     ------------------------------    PURCHASES,
                                                          OTHER          SALES,
                           BALANCE,                   COMPREHENSIVE  ISSUANCES AND  TRANSFER INTO  TRANSFER OUT    BALANCE,
                          JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3)  LEVEL 3 (4)  OF LEVEL 3 (4) DECEMBER 31,
                          ---------- ---------------- ------------- --------------- ------------- -------------- ------------
                                                               (IN MILLIONS)

YEAR ENDED DECEMBER 31,
  2010:
LIABILITIES:
Net embedded
  derivatives............     $35           $31            $--            $--            $--            $--           $66

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                -------------------------------------------------------------------------------------
                                              TOTAL REALIZED/UNREALIZED
                                             GAINS (LOSSES) INCLUDED IN:
                                           ------------------------------    PURCHASES,
                                                                OTHER          SALES,      TRANSFER INTO
                                 BALANCE,                   COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                                JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4) DECEMBER 31,
                                ---------- ---------------- ------------- --------------- -------------- ------------
                                                                    (IN MILLIONS)

YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities....    $165          $(23)           $37            $(15)          $ 30          $194
  Foreign corporate
     securities................      50            (4)            20              (4)            --            62
  Foreign government
     securities................      95             2              1               8            (48)           58
  RMBS.........................       2            --             --              (2)            --            --
  CMBS.........................      14            --              9               2            (10)           15
  ABS..........................      64            (2)            27              (9)            (5)           75
  State and political
     subdivision securities....      --            --             --               3             --             3
                                ---------- ---------------- ------------- --------------- -------------- ------------
     Total fixed maturity
       securities..............    $390          $(27)           $94            $(17)          $(33)         $407
                                ========== ================ ============= =============== ============== ============
Equity securities:
  Common stock.................    $  1          $ --            $--            $ --           $ --          $  1
  Non-redeemable preferred
     stock.....................       5            (1)             2              (1)            --             5
                                ---------- ---------------- ------------- --------------- -------------- ------------
     Total equity securities...    $  6          $ (1)           $ 2            $ (1)          $ --          $  6
                                ========== ================ ============= =============== ============== ============
Net derivatives (5)............    $ (1)         $  2            $--            $ --           $ --          $  1
Separate account assets (6)....    $ 95          $(14)           $--            $  3           $ (4)         $ 80



                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 -------------------------------------------------------------------------------------
                                               TOTAL REALIZED/UNREALIZED
                                              (GAINS) LOSSES INCLUDED IN:
                                            ------------------------------    PURCHASES,
                                                                 OTHER          SALES,      TRANSFER INTO
                                  BALANCE,                   COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                                 JANUARY 1, EARNINGS (1),(2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4) DECEMBER 31,
                                 ---------- ---------------- ------------- --------------- -------------- ------------
                                                               (IN MILLIONS)

YEAR ENDED DECEMBER 31, 2009:
LIABILITIES:
Net embedded derivatives........     $--           $35            $--            $--             $--           $35



                                      FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     --------------------------------------------------------------------------------------------------------
                                                                  TOTAL REALIZED/UNREALIZED
                                                                 GAINS (LOSSES) INCLUDED IN:
                                                               -------------------------------    PURCHASES,
                                                                                     OTHER          SALES,      TRANSFER INTO
                          BALANCE,       IMPACT OF   BALANCE,                    COMPREHENSIVE  ISSUANCES AND    AND/OR OUT
                     DECEMBER 31, 2007 ADOPTION (7) JANUARY 1, EARNINGS (1), (2) INCOME (LOSS) SETTLEMENTS (3) OF LEVEL 3 (4)
                     ----------------- ------------ ---------- ----------------- ------------- --------------- --------------
                                                           (IN MILLIONS)
YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........        $612            $--        $612           $(56)           $(97)          $(62)           $(7)
Equity securities...        $ 12            $--        $ 12           $ (1)           $ (1)          $ (4)           $--
Net derivatives(5)..        $ --            $--        $ --           $ --            $ --           $ (1)           $--
Separate account
  assets(6).........        $124            $--        $124           $(25)           $ --           $ (1)           $(3)
                      FAIR VALUE
                     MEASUREMENTS
                         USING
                      SIGNIFICANT
                     UNOBSERVABLE
                        INPUTS
                       (LEVEL 3)
                     ------------
                       BALANCE,
                     DECEMBER 31,
                     ------------

YEAR ENDED DECEMBER
  31, 2008:
ASSETS:
Fixed maturity
  securities........     $390
Equity securities...     $  6
Net derivatives(5)..     $ (1)
Separate account
  assets(6).........     $ 95


--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings on securities are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included within the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. There was no material impact of adoption on Level 3 assets and liabilities.

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                  TOTAL GAINS AND LOSSES
                                       --------------------------------------------
                                        CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN EARNINGS
                                       --------------------------------------------
                                                        NET          NET
                                           NET      INVESTMENT   DERIVATIVE
                                       INVESTMENT      GAINS        GAINS
                                         INCOME      (LOSSES)     (LOSSES)    TOTAL
                                       ----------   ----------   ----------   -----
                                                         (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..........      $(1)         $ 2         $ --       $  1
  Foreign corporate securities.......        1           --           --          1
  Foreign government securities......        6           --           --          6
  ABS................................       --           (2)          --         (2)
                                           ---          ---         ----       ----
     Total fixed maturity
       securities....................      $ 6          $--         $ --       $  6
                                           ===          ---         ====       ====
LIABILITIES:
Net embedded derivatives.............      $--          $--         $(31)      $(31)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                        TOTAL GAINS AND LOSSES
                                          --------------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                          --------------------------------------------------
                                                             NET            NET
                                              NET        INVESTMENT     DERIVATIVE
                                          INVESTMENT        GAINS          GAINS
                                            INCOME        (LOSSES)       (LOSSES)      TOTAL
                                          ----------     ----------     ----------     -----
                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 3           $(26)          $ --         $(23)
  Foreign corporate securities..........       --             (4)            --           (4)
  Foreign government securities.........        2             --             --            2
  ABS...................................       --             (2)            --           (2)
                                             ----           ----           ----         ----
     Total fixed maturity securities....      $ 5           $(32)          $ --         $(27)
                                             ====           ====           ====         ====
Equity securities:
  Non-redeemable preferred stock........     $ --           $ (1)          $ --         $ (1)
                                             ----           ----           ----         ----
     Total equity securities............      $--           $ (1)          $ --         $ (1)
                                             ====           ====           ====         ====
Net derivatives.........................      $--           $ --           $  2         $  2
LIABILITIES:
Net embedded derivatives................      $--           $ --           $(35)        $(35)



                                                        TOTAL GAINS AND LOSSES
                                          --------------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                          --------------------------------------------------
                                                             NET            NET
                                              NET        INVESTMENT     DERIVATIVE
                                          INVESTMENT        GAINS          GAINS
                                            INCOME        (LOSSES)       (LOSSES)      TOTAL
                                          ----------     ----------     ----------     -----
                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities...............      $ 8           $(64)          $ --         $(56)
Equity securities.......................     $ --           $ (1)           $--         $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2010
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
U.S. corporate securities.............      $(1)            $(1)           $ --          $ (2)
Foreign corporate securities..........        1              --              --             1
Foreign government securities.........        6              --              --             6
ABS...................................       --              --              --            --
                                           ----            ----            ----          ----
  Total fixed maturity securities.....      $ 6             $(1)           $ --          $  5
                                           ====            ====            ====          ====
LIABILITIES:
Net embedded derivatives..............     $ --            $ --            $(31)         $(31)



                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2009
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...........      $ 3            $(26)           $ --          $(23)
  Foreign corporate securities........       --              (2)             --            (2)
  Foreign government securities.......        2              --              --             2
  ABS.................................       --              (3)             --            (3)
                                           ----            ----            ----          ----
     Total fixed maturity securities..      $ 5            $(31)           $ --          $(26)
                                           ====            ====            ====          ====
Net derivatives.......................     $ --            $ --            $  2          $  2
LIABILITIES:
Net embedded derivatives..............      $--            $ --            $(35)         $(35)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                         RELATING TO ASSETS AND LIABILITIES HELD AT DECEMBER
                                                               31, 2008
                                        -----------------------------------------------------
                                                            NET             NET
                                            NET         INVESTMENT      DERIVATIVE
                                        INVESTMENT         GAINS           GAINS
                                          INCOME         (LOSSES)        (LOSSES)       TOTAL
                                        ----------      ----------      ----------      -----
                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities.............      $ 9            $(63)           $ --          $(54)
Equity securities.....................     $ --            $ (2)            $--          $ (2)
Net derivatives.......................      $--            $ --             $(1)         $ (1)


FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2010                                          AMOUNT      VALUE      VALUE
-----------------                                         --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net.....................................              $  562      $  610
Policy loans............................................              $1,807      $2,074
Short-term investments (1)..............................              $    2      $    2
Cash and cash equivalents...............................              $  265      $  265
Accrued investment income...............................              $   94      $   94
Premiums, reinsurance and other receivables (2).........              $  236      $  248
LIABILITIES
Policyholder account balances (2).......................              $1,075      $1,148
Payables for collateral under securities loaned and
  other transactions....................................              $  574      $  574
Long-term debt..........................................              $  102      $  124
Other liabilities (2)...................................              $    4      $    4
Separate account liabilities (2)........................              $   86      $   86
COMMITMENTS (3)
Commitments to fund private corporate bond investments..     $7       $   --      $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
-----------------                                         --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net.....................................              $  369      $  359
Policy loans............................................              $1,781      $2,015
Other invested assets (2)...............................              $    3      $    3
Cash and cash equivalents...............................              $  158      $  158
Accrued investment income...............................              $   96      $   96
Premiums, reinsurance and other receivables (2).........              $  183      $  176
LIABILITIES
Policyholder account balances (2).......................              $1,037      $  991
Payables for collateral under securities loaned and
  other transactions....................................              $  426      $  426
Long-term debt..........................................              $  101      $  117
Other liabilities (2)...................................              $    5      $    5
Separate account liabilities (2)........................              $  148      $  148
COMMITMENTS (3)
Commitments to fund private corporate bond investments..     $1       $   --      $   --


--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, derivative assets and liabilities, net embedded derivatives within liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

     Other invested assets within the preceding table is comprised of cash held in trust. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

  Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

  Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Commitments to Fund Private Corporate Bond Investments

     The estimated fair values for commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC   VOBA   TOTAL
                                                              ----   ----   -----
                                                                 (IN MILLIONS)
Balance at January 1, 2008..................................  $114   $ 23    $137
  Amortization related to:
     Net investment gains (losses)..........................    (3)     4       1
     Other expenses.........................................   (10)    (9)    (19)
                                                              ----   ----    ----
       Total amortization...................................   (13)    (5)    (18)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................     3    154     157
  Other.....................................................     2      1       3
                                                              ----   ----    ----
Balance at December 31, 2008................................   106    173     279
  Capitalizations...........................................     6     --       6
                                                              ----   ----    ----
     Subtotal...............................................   112    173     285
                                                              ----   ----    ----
  Amortization related to:
     Net investment gains (losses)..........................     3      1       4
     Other expenses.........................................   (21)   (13)    (34)
                                                              ----   ----    ----
       Total amortization...................................   (18)   (12)    (30)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................    (1)   (62)    (63)
                                                              ----   ----    ----
Balance at December 31, 2009................................    93     99     192
  Capitalizations...........................................     5     --       5
                                                              ----   ----    ----
     Subtotal...............................................    98     99     197
                                                              ----   ----    ----
  Amortization related to:
     Net investment gains (losses)..........................     1     --       1
     Other expenses.........................................   (13)   (12)    (25)
                                                              ----   ----    ----
       Total amortization...................................   (12)   (12)    (24)
                                                              ----   ----    ----
  Unrealized investment gains (losses)......................     3     (7)     (4)
                                                              ----   ----    ----
Balance at December 31, 2010................................  $ 89   $ 80    $169
                                                              ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $8 million in 2011, $9 million in 2012, $9 million in 2013, $7 million in 2014 and $6 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

7.  INSURANCE

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,356 million and $1,336 million at December 31, 2010 and 2009, respectively, for which the policyholder

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $79 million at both December 31, 2010 and 2009. The average interest rate credited on these contracts was 2.29% and 2.13% at December 31, 2010 and 2009, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $38 million, $48 million and $49 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For each of the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     During 2010, General American became a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $10 million of common stock of the FHLB of Des Moines at December 31, 2010, which is included in equity securities. General American had no funding agreements with the FHLB of Des Moines at December 31, 2010.

  GUARANTEES

     The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                   DECEMBER 31,
                                                             ------------------------
                                                                2010           2009
                                                             ---------      ---------
                                                                 AT ANNUITIZATION
                                                             ------------------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
General account value......................................  $     280      $     282
Net amount at risk (2).....................................  $      49(4)   $      50(4)
Average attained age of contractholders....................   62 years       61 years


                                                                   DECEMBER 31,
                                                             ------------------------
                                                                2010           2009
                                                             ---------      ---------
                                                                     SECONDARY
                                                                    GUARANTEES
                                                             ------------------------
                                                                   (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............  $   1,378      $   1,276
Net amount at risk (2).....................................  $  15,760(3)   $  16,593(3)
Average attained age of policyholders......................   60 years       59 years

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                       UNIVERSAL AND
                                                          ANNUITY      VARIABLE LIFE
                                                         CONTRACTS       CONTRACTS
                                                       -------------   -------------
                                                         GUARANTEED
                                                       ANNUITIZATION     SECONDARY
                                                          BENEFITS       GUARANTEES    TOTAL
                                                       -------------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT
Balance at January 1, 2008...........................       $ 7             $ 6         $ 13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................         7               6           13
  Incurred guaranteed benefits.......................        --               7            7
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................         7              13           20
  Incurred guaranteed benefits.......................        --              80           80
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $ 7             $93         $100
                                                            ===             ===         ====
CEDED
Balance at January 1, 2008...........................       $--             $--         $ --
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................        --              --           --
  Incurred guaranteed benefits.......................        --               7            7
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................        --               7            7
  Incurred guaranteed benefits.......................        --              81           81
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $--             $88         $ 88
                                                            ===             ===         ====
NET
Balance at January 1, 2008...........................       $ 7             $ 6         $ 13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2008.........................         7               6           13
  Incurred guaranteed benefits.......................        --              --           --
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2009.........................         7               6           13
  Incurred guaranteed benefits.......................        --              (1)          (1)
  Paid guaranteed benefits...........................        --              --           --
                                                            ---             ---         ----
Balance at December 31, 2010.........................       $ 7             $ 5         $ 12
                                                            ===             ===         ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Fund Groupings:
  Equity...........................................................   $15    $13
  Money Market.....................................................     2      3
  Bond.............................................................     1      1
  Balanced.........................................................     1      1
  Specialty........................................................     1      1
                                                                      ---    ---
     Total.........................................................   $20    $19
                                                                      ===    ===



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $336 million and $356 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $584 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $225 million of which were unsecured. At December 31, 2009, the Company had $668 million of net unaffiliated ceded reinsurance recoverables. Of this total, $551 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $247 million of which were unsecured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2010    2009    2008
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $ 335   $ 357   $ 384
  Reinsurance assumed......................................    211     184     211
  Reinsurance ceded........................................   (297)   (276)   (311)
                                                             -----   -----   -----
     Net premiums..........................................  $ 249   $ 265   $ 284
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $ 347   $ 374   $ 357
  Reinsurance ceded........................................   (201)   (197)   (197)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ 146   $ 177   $ 160
                                                             =====   =====   =====
OTHER REVENUES:
  Direct other revenues....................................  $   3   $   7   $   2
  Reinsurance ceded........................................      2       2       4
                                                             -----   -----   -----
     Net other revenues....................................  $   5   $   9   $   6
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 618   $ 567   $ 574
  Reinsurance assumed......................................    221     110     186
  Reinsurance ceded........................................   (397)   (263)   (306)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $ 442   $ 414   $ 454
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances..............................................  $ 206   $ 208   $ 201
  Reinsurance ceded........................................    (70)    (68)    (61)
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $ 136   $ 140   $ 140
                                                             =====   =====   =====
OTHER EXPENSES:
  Direct other expenses....................................  $ 173   $ 209   $(436)
  Reinsurance assumed......................................     32      26     635
  Reinsurance ceded........................................   (130)   (129)   (115)
                                                             -----   -----   -----
     Net other expenses....................................  $  75   $ 106   $  84
                                                             =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                               DECEMBER 31, 2010
                                                  ------------------------------------------
                                                   TOTAL
                                                  BALANCE                      TOTAL, NET OF
                                                   SHEET    ASSUMED    CEDED    REINSURANCE
                                                  -------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....   $2,443     $ --    $2,425       $   18
Deferred policy acquisition costs and value of
  business acquired.............................      169       --      (177)         346
                                                   ------     ----    ------       ------
  Total assets..................................   $2,612     $ --    $2,248       $  364
                                                   ======     ====    ======       ======
LIABILITIES:
Future policy benefits..........................   $5,091     $ 90    $   --       $5,001
Other policy-related balances...................      263       71       (72)         264
Other liabilities...............................      601       --       439          162
                                                   ------     ----    ------       ------
  Total liabilities.............................   $5,955     $161    $  367       $5,427
                                                   ======     ====    ======       ======




                                                               DECEMBER 31, 2009
                                                  ------------------------------------------
                                                   TOTAL
                                                  BALANCE                      TOTAL, NET OF
                                                   SHEET    ASSUMED    CEDED    REINSURANCE
                                                  -------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....   $2,235     $  1    $2,211       $   23
Deferred policy acquisition costs and value of
  business acquired.............................      192       --      (252)         444
                                                   ------     ----    ------       ------
  Total assets..................................   $2,427     $  1    $1,959       $  467
                                                   ======     ====    ======       ======
LIABILITIES:
Future policy benefits..........................   $5,086     $ 75    $   --       $5,011
Other policy-related balances...................      235       46      (133)         322
Other liabilities...............................      556       --       367          189
                                                   ------     ----    ------       ------
  Total liabilities.............................   $5,877     $121    $  234       $5,522
                                                   ======     ====    ======       ======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $236 million and $182 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at both December 31, 2010 and 2009.

RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC and MetLife Investors USA Insurance Company, both of which are related parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2010    2009    2008
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance ceded........................................  $ (14)  $ (16)  $ (15)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded........................................  $(120)  $(116)  $(118)
OTHER REVENUES:
  Reinsurance ceded........................................  $   2   $   2   $   3
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded........................................  $ (33)  $ (20)  $ (18)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance ceded........................................  $ (70)  $ (68)  $ (61)
OTHER EXPENSES:
  Reinsurance ceded (1)....................................  $ (90)  $(105)  $ (58)


--------

   (1) As a result of the RGA transaction discussed in Note 2, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions between RGA and affiliates have been removed from the presentation in the table above. Affiliated transactions between RGA and affiliates for the year ended December 31, 2008 included assumed premiums, assumed benefits and other expenses on ceded reinsurance of $43 million, $120 million and $9 million, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                       CEDED
                                                                  ---------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.....................  $1,683   $1,511
Deferred policy acquisition costs and value of business
  acquired......................................................    (164)    (230)
                                                                  ------   ------
  Total assets..................................................  $1,519   $1,281
                                                                  ======   ======
LIABILITIES:
Other policy-related balances...................................  $  (72)  $ (133)
Other liabilities...............................................      40       30
                                                                  ------   ------
  Total liabilities.............................................  $  (32)  $ (103)
                                                                  ======   ======



     The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1,643 million and $1,481 million of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $230 million and $174 million at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at both December 31, 2010 and 2009.

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

  LONG-TERM DEBT

     The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $101 million at both December 31, 2010 and 2009.

     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at both December 31, 2010 and 2009. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2010, 2009 and 2008.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                         31,
                                                               -----------------------
                                                               2010      2009     2008
                                                               ----     -----     ----
                                                                    (IN MILLIONS)
Current:
  Federal.................................................     $ 40     $  19     $(10)
  Foreign.................................................      (39)       30       75
                                                               ----     -----     ----
     Subtotal.............................................        1        49       65
                                                               ----     -----     ----
Deferred:
  Federal.................................................       (6)     (114)      30
                                                               ----     -----     ----
     Provision for income tax expense (benefit)...........     $ (5)    $ (65)    $ 95
                                                               ====     =====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2010     2009     2008
                                                                ----     ----     ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate.......................     $  6     $(41)     $75
Tax effect of:
  Tax-exempt investment income.............................       (3)      (6)       9
  Medicare Part D..........................................        3       --       --
  Prior year tax...........................................      (11)      (4)      (7)
  Sale of former subsidiary(1).............................       --      (15)      --
  RGA dividend of interests(2).............................       --       --       16
  Other, net...............................................       --        1        2
                                                                ----     ----      ---
     Provision for income tax expense (benefit)............     $ (5)    $(65)     $95
                                                                ====     ====      ===



--------

   (1) In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

   (2) See Notes 2 and 14 for discussion concerning the dividend of interests in RGA.

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2010   2009
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 90   $ 93
  DAC.............................................................     3     --
  Employee benefits...............................................    28     27
  Tax credit carryforwards........................................    45     44
  Investments.....................................................     2     --
  Other...........................................................     8      9
                                                                    ----   ----
                                                                     176    173
                                                                    ----   ----
Deferred income tax liabilities:
  DAC.............................................................    --      1
  Investments.....................................................    --      6
  Net unrealized investment gains.................................   223     73
  Other...........................................................     8      5
                                                                    ----   ----
                                                                     231     85
                                                                    ----   ----
     Net deferred income tax asset (liability)....................  $(55)  $ 88
                                                                    ====   ====



     Tax credit carryforwards of $45 million at December 31, 2010 will expire beginning in 2018.

     General American participates in a tax sharing agreement with MetLife. This agreement provides that current federal income tax expense (benefit) is computed on a separate return basis and members of the tax group shall

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amount due to MetLife was $19 million for 2010 and the amounts due from MetLife were $40 million and $16 million for 2009 and 2008, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2006. In April of 2010, the IRS exam of the current audit cycle, year 2006, began.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $7 million. The total amount of unrecognized tax benefits decreased by $11 million from December 31, 2009, due to a lapse in the statute of limitations.

     At both December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007, due to lapses in the statutes of limitations.

     It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Balance at January 1,.....................................     $ 18       $18       $24
Additions for tax positions of current year...............       --        --        --
Lapses of statutes of limitations.........................      (11)       --        (6)
                                                               ----       ---       ---
Balance at December 31,...................................     $  7       $18       $18
                                                               ====       ===       ===



     During the year ended December 31, 2010, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $1 million of accrued interest associated with the liability for unrecognized tax benefits, a decrease of $5 million from December 31, 2009. The $5 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $1 million of interest expense and a $6 million decrease resulting from the aforementioned lapse in the statute of limitations which decreased interest expense.

     During the year ended December 31, 2009, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $6 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimated losses for sales practices matters.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010, that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on the Company's ultimate parent, MetLife, Inc., and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates also have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Total Control Account ("TCA"), but management believes that the Company's consolidated financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state regulatory authorities and other federal and state authorities regularly make inquires and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters, very large or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts in certain of these matters and the inherent unpredictability of litigation, it is possible that an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2010   2009
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $5     $5
  Premium tax offsets currently available for paid assessments.....    1      1
                                                                      --     --
                                                                      $6     $6
                                                                      ==     ==
Other Liabilities:
  Insolvency assessments...........................................   $8     $7
                                                                      ==     ==



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

  COMMITMENTS

  Leases

     The Company, as lessor, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements are as follows:

                                                                          RENTAL
                                                                          INCOME
                                                                      -------------
                                                                      (IN MILLIONS)
2011................................................................       $ 9
2012................................................................       $ 9
2013................................................................       $ 6
2014................................................................       $ 7
2015................................................................       $ 3
Thereafter..........................................................       $10


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $162 million and $177 million at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $7 million and $1 million at December 31, 2010 and 2009, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2010 and 2009.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $64 million, $65 million and $1,177 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $944 million and $995 million at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to GenAmerica as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). General American will be permitted to pay a dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2010 and 2009, General American paid a dividend of $149 million and $107 million, respectively, of which, $127 million and $87 million, respectively, was a return of capital. As described in Note 2, during the year ended December 31, 2008, General American paid to GenAmerica an in-kind extraordinary dividend of $1,318 million. The maximum amount of dividends which General American may pay to GenAmerica in 2011 without prior regulatory approval is $94 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                             2010    2009     2008
                                                            -----   -----   -------
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $ 476   $ 729   $(1,539)
Income tax effect of holding gains (losses)...............   (166)   (254)      544
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income..........................................     --      46       105
  Amortization of premiums and accretion of discounts
     associated with investments..........................    (41)    (38)      (37)
Income tax effect.........................................     14      (3)      (26)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts..................     (6)    (63)      175
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts...........................      2      22       (61)
Unrealized investment loss on dividend of interests in
  subsidiary..............................................     --      --        88
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary.....................     --      --       (46)
                                                            -----   -----   -------
Net unrealized investment gains (losses), net of income
  tax.....................................................    279     439      (797)
Foreign currency translation adjustments, net of income
  tax.....................................................     --      --      (229)
Defined benefit plans adjustment, net of income tax.......     (1)     (2)        8
                                                            -----   -----   -------
Other comprehensive income (loss).........................    278     437    (1,018)
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --       150
Foreign currency translation adjustments attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --       107
Defined benefit plans adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary.....................     --      --        (4)
                                                            -----   -----   -------
Other comprehensive income (loss) attributable to General
  American Life Insurance Company, excluding cumulative
  effect of change in accounting principle................    278     437      (765)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $0, less than $1
  million and $0 (see Note 1).............................     --      (1)       --
                                                            -----   -----   -------
Other comprehensive income (loss) attributable to General
  American Life Insurance Company.........................  $ 278   $ 436   $  (765)
                                                            =====   =====   =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                              2010     2009     2008
                                                              ----     ----     ----
                                                                   (IN MILLIONS)
Compensation................................................  $  3     $ (6)     $15
Pension, postretirement & postemployment benefit costs......    17       20        7
Commissions.................................................   (20)     (18)      (4)
Capitalization of DAC.......................................    (5)      (6)      --
Amortization of DAC and VOBA................................    24       30       18
Interest expense on debt and debt issue costs...............     9        9        9
Premium taxes, licenses & fees..............................     9       14       11
Other.......................................................    38       63       28
                                                              ----     ----      ---
  Total other expenses......................................  $ 75     $106      $84
                                                              ====     ====      ===



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 6 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Includes interest expense on debt (see Note 9).

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

     See Notes 8 and 15 for discussion of affiliated expenses included in the table above.

14.  DISCONTINUED OPERATIONS

  OPERATIONS

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations (see Note 2) in the consolidated statements of operations:

                                                                      YEAR ENDED
                                                                  DECEMBER 31, 2008
                                                                  -----------------
                                                                    (IN MILLIONS)
Total revenues..................................................        $3,952
Total expenses..................................................         3,796
                                                                        ------
Income before provision for income tax..........................           156
Provision for income tax........................................            53
                                                                        ------
Income from discontinued operations, net of income tax,
  attributable to General American Life Insurance Company.......           103
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests......................            94
Loss in connection with the dividend of interests in subsidiary,
  net of income tax.............................................          (398)
                                                                        ------
Income (loss) from discontinued operations, net of income tax...        $ (201)
                                                                        ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The operations of RGA included direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million and ceded amounts that reduced policyholder benefits and claims by $13 million for the year ended December 31, 2008 that have not been eliminated as these transactions have continued after the RGA disposition.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $42 million, $48 million and $44 million for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Compensation................................................   $ 3       $(6)      $21
Pension, postretirement & postemployment benefit costs......    17        20         7
Commissions.................................................     1         4         8
Other.......................................................    21        30         8
                                                               ---       ---       ---
  Total other expenses......................................   $42       $48       $44
                                                               ===       ===       ===



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Universal life and investment-type product policy fees......   $2        $1        $1


     The Company had net receivables from affiliates of $4 million and $6 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Note 3 for additional related party transactions.

16.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 consolidated financial statements.

  Dividends

     On April 29, 2011, the Company paid an extraordinary cash dividend to GenAmerica of $183 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Sale of RGA Classes A Common Stock

     On February 15, 2011, the Company sold to RGA its 3,000,000 shares of RGA Class A common stock retained in the 2008 split-off (see Note 2). The Company received proceeds of $183 million and recognized investment gains (losses) of $41 million, net of income tax of $27 million.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Financial Statements.



The following consolidated financial statements of General American Life
Insurance Company  are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2010 and 2009.

3.   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and
     2008.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.


6.   Notes to the Consolidated Financial Statements.


b.           Exhibits
             ----------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (iv)    Retail Sales Agreement and Amendments (31)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)    Enhanced Dollar Cost Averaging Rider (5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual) (5)

     (vi)    Death Benefit Rider - (Annual Step-Up) (5)

     (vii)   Guaranteed Minimum Income Benefit Rider - (Living Benefit) (5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)       Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (5)

     (x)        Terminal Illness Rider (5)

     (xi)       Individual Retirement Annuity Endorsement (5)

     (xii)      Roth Individual Retirement Annuity Endorsement (5)

     (xiii)     401 Plan Endorsement (5)

     (xiv)      Tax Sheltered Annuity Endorsement (5)

     (xv)       Unisex Annuity Rates Rider (5)

     (xvi)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company;
                formerly, Cova Financial Services Life Insurance Company)(2)

     (xvii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(9)

     (xviii)    Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(11)

     (xix)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)      401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)    Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)     Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (13)

     (xxv)      Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)   Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)     Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (18)

     (xxxi)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(25)

     (xxxii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (25)

     (xxxiii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (30)

     (xxxiv)    Qualified Distribution Program Endorsement (33)

     (xxxv)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (34)

5.   (i)        Form of Variable Annuity Application(5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A(10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)


     (vi)       Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (36)


6.   (i)        Copy of Articles of Incorporation of the Company(6)

     (ii)       Copy of the Bylaws of the Company(6)

7.   (i)        Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                Company(8)

     (ii)       Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                Reassurance Company, Ltd.(8)

     (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                American Life Insurance Company (18)

8.   (i)               Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life
                       Insurance Company and Massachusetts Financial Services Company (November 1997), Partial
                       Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life
                       Insurance Company and Massachusetts Financial Service Company (January 28, 1999), Amendment
                       to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust,
                       Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company
                       (1998), Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by
                       Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                       Financial Services Life Insurance Company and Massachusetts Financial Service Company (October
                       1, 1999)(31)

     (ii)              Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds
                       Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
                       November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
                       1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
                       24, 2006 to the Participation Agreement dated September 1, 1998 (27)

     (iii)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                       Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(8)

              (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                       Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                       (September 14, 2001)(8)


(iv)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
         and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

(v)      (a) Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
         Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
         Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
         Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
         Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)


         (b) Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
         Inc., MetLife Investors Insurance Company and MetLife Investors Distribution Company (35)

         (c) Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
         Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company (35)


(vi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
         Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

(vii)    Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
         December 31, 2002) (18)

(viii)   Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(20)

(ix)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
         Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)


(x)      (a) Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds
         Insurance Series and Capital Research and Management Company (effective 11-01-06) (23)

         (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital
         Research and Management Company and MetLife Investors Insurance Company (35)


(xi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
         Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(26)

(xii)    (a) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
         Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
         (27)

                     (b) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                     Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                     Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
                     Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
                     2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                     Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
                     Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                     Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
                     Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
                     Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
                     Products Trust, FranklinTempleton Distributors, Inc. and COVA Financial Services Life Insurance
                     Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)


                     (c) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife Investors
                     Distribution Company (35)


9.        (i)        Opinion of Counsel (24)

          (ii)       Opinion and Consent of Counsel (General American Life Insurance Company)(21)


10.       (i)        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                     Registrant and the Guarantor (filed herewith)

          (ii)       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                     (filed herewith)


11.                  Not Applicable.

12.                  Agreement Governing Contribution (1)

13.       (i)(a).    Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, James J. Reilly, Susan A. Buffum,
                     Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, Paul A. Sylvester and Bennett D.
                     Kleinberg (32)


          (b).       Powers of Attorney for Kevin J. Paulson and Robert E. Sollmann, Jr. (36)


          (ii)(a).   Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M.
                     Carlson, Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, Michael J. Vietri, William
                     J. Wheeler and Teresa Wynn Roseborough (32)


          (b).       Power of Attorney (General American Life Insurance Company) for Anne M. Belden (36)


      (1)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                     Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)            incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4/A (File Nos.
                     333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4)            incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741
                     and 811-05200) as electronically filed on January 26, 1998.

      (5)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                     electronically filed on November 22, 2000.

      (6)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                     electronically filed on August 29, 1997.

      (7)            incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                     333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

(11)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

(19)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         24, 2006.

(20)     incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed July 27, 2006.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-05200) filed electronically on October 9, 2009.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File
         Nos. 333-54358 and 811-05200) filed electronically on April 13, 2010.


(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.


(35)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 12, 2011.


(36)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-54358 and 811-05200) filed electronically on April 12, 2011.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


Robert E. Sollman, Jr.                  Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Kevin J. Paulson                        Director and Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266


James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Scott E. Andrews                        Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarara                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002


William J. Raczko                       Vice President
501 Route 22
Bridgewater, NJ 08807


Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Tia M. Trytten                          Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2011

The following is a list of subsidiaries of MetLife,  Inc. updated as of June
30, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      45.   MLIC CB Holdings LLC (DE)

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.I. (Romania)

      21.   International Investment Holding Company Limited (Russia)

      22.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      23.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      24.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      25. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      26.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      27.   ALICO Management Services Limited (United Kingdom)

      28.   ZEUS Administration Services Limited (United Kingdom)

      29.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      30.   PJSC ALICO Ukraine (Ukraine)

      31.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      32.   International Technical and Advisory Services Limited (USA-Delaware)

      33.   International Services Incorporated (USA-Delaware)

      34.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      35. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      36. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      38. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      39.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      40.   ALICO Services, Inc. (Panama)

      41.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      42.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      43. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      44.   Global Properties, Inc. (USA-Delaware)

      45.   Alpha Properties, Inc. (USA-Delaware)

      46.   Beta Properties, Inc. (USA-Delaware)

      47.   Delta Properties Japan, Inc. (USA-Delaware)

      48.   Epsilon Properties Japan, Inc. (USA)

      49.   Iris Properties, Inc. (USA-Delaware)

      50.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of June 30, 2011, there were 60,087 owners of qualified contracts and 55,950 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A

       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                             (2)               (3)            (4)           (5)
                                            Net Underwriting
                                              Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                  Commissions      On Redemption   Commissions   Compensation
----------------------------------------- -------------------- --------------- ------------- -------------

 MetLife Investors Distribution Company        $67,733,296          $0             $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on this 2nd day of September 2011.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Karen A. Johnson
     -----------------------------------
     Karen A. Johnson
     Vice President

METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:  /s/ Karen A. Johnson
     -------------------------
     Karen A. Johnson
     Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 2, 2011.

/s/ Michael K. Farrell*       Chairman of the Board, Chief
----------------------------- Executive Officer, President
Michael K. Farrell            and Director

/s/ Jay S. Kaduson*           Director and Vice President
-----------------------------
Jay S. Kaduson

/s/ James J. Reilly*          Vice President-Finance
----------------------------- (principal financial officer
James J. Reilly               and principal accounting
                              officer)

/s/ Susan A. Buffum*          Director
-----------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*      Director and Executive Vice
----------------------------- President
Elizabeth M. Forget

/s/ George Foulke*            Director
-----------------------------
George Foulke

/s/ Paul A. Sylvester*        Director
-----------------------------
Paul A. Sylvester

/s/ Kevin J. Paulson*         Director and Senior Vice
----------------------------- President
Kevin J. Paulson

/s/ Robert E. Sollmann, Jr.*  Director and Executive Vice
----------------------------- President
Robert E. Sollmann, Jr.

/s/ Jeffrey A. Tupper*        Director and Assistant Vice
----------------------------- President
Jeffrey A. Tupper

/s/ Kevin J. Paulson*         Director and Senior Vice
----------------------------- President
Kevin J. Paulson

/s/ Bennett D. Kleinberg*     Director and Vice President
-----------------------------
Bennett D. Kleinberg

*By:  /s/ Michele H. Abate
      --------------------------------
      Michele H. Abate, Attorney-In-Fact
      September 2, 2011

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(i) on April 13, 2010 and to the powers of attorney for Kevin J. Paulson and Robert E. Sollmann, Jr. which are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-54358/811-05200), filed as
  Exhibit 13(i)(b) on April 12, 2011.

   As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 2nd day of September, 2011.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Karen A. Johnson
     -------------------------
     Karen A. Johnson
     Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 2, 2011.

/s/ Michael K. Farrell*       Chairman of the Board,
----------------------------- President, Chief Executive
Michael K. Farrell            Officer and Director

/s/ Todd B. Katz*             Director
-----------------------------
Todd B. Katz

/s/ Peter M. Carlson*         Director, Executive Vice
----------------------------- President and Chief
Peter M. Carlson              Accounting Officer

/s/ Stanley J. Talbi*         Director
-----------------------------
Stanley J. Talbi

----------------------------- Director
Paul A. LaPiana

/s/ Michael J. Vietri*        Director
-----------------------------
Michael J. Vietri

/s/ Maria R. Morris*          Director
-----------------------------
Maria R. Morris

/s/ Anne M. Belden*           Vice President (principal
----------------------------- financial officer)
Anne M. Belden

/s/ Eric T. Steigerwalt*      Director
-----------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*  Director
-----------------------------
Teresa Wynn Roseborough

*By:  /s/ Michele H. Abate
      --------------------------------
      Michele H. Abate, Attorney-In-Fact
      September 2, 2011

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(ii) on April 13, 2010 and the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(ii)(b) on April 12, 2011.

                               INDEX TO EXHIBITS


10 (i)  Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
        for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.